UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)      (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	06/30/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. American Franchise Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIAMFR-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-27.86%
Series II Shares	-27.94
S&P 500 Index▼ (Broad Market Index)	-19.96
Russell 1000 Growth Index▼ (Style-Specific Index)	-28.07
Lipper VUF Large-Cap Growth Funds Index∎ (Peer Group Index)	-32.14

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (7/3/95)	9.50%
10 Years	12.68
5 Years	10.33
1 Year	-27.90
Series II Shares
Inception (9/18/00)	3.36%
10 Years	12.39
5 Years	10.06
1 Year	-28.08

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Capital Growth Portfolio, advised by Van Kampen Asset management were recognized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Capital Growth Fund (renamed Invesco V.I. American Franchise Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. American Franchise Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. American Franchise Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. American Franchise Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.01%
Aerospace & Defense–2.80%
Airbus SE (France)	54,897	$ 5,390,215

Lockheed Martin Corp.	20,959	9,011,532

Textron, Inc.	38,640	2,359,745

		16,761,492

Agricultural & Farm Machinery–0.90%
Deere & Co.	17,932	5,370,096

Application Software–3.75%
Adobe, Inc.(b)	13,989	5,120,813

Datadog, Inc., Class A(b)	13,536	1,289,169

HubSpot, Inc.(b)	2,117	636,476

Roper Technologies, Inc.(c)	9,183	3,624,071

salesforce.com, inc.(b)	13,831	2,282,668

Synopsys, Inc.(b)	23,698	7,197,082

Trade Desk, Inc. (The), Class A(b)	54,949	2,301,814

		22,452,093

Asset Management & Custody Banks–0.10%
Blackstone, Inc., Class A	3,238	295,403

KKR & Co., Inc., Class A	6,394	295,978

		591,381

Automobile Manufacturers–1.22%
General Motors Co.(b)	135,527	4,304,338

Tesla, Inc.(b)	4,429	2,982,577

		7,286,915

Automotive Retail–0.83%
O’Reilly Automotive, Inc.(b)	7,843	4,954,894

Biotechnology–0.91%
AbbVie, Inc.	35,463	5,431,513

Casinos & Gaming–0.81%
Caesars Entertainment, Inc.(b)	30,916	1,184,083

Penn National Gaming, Inc.(b)(c)	120,082	3,652,894

		4,836,977

Construction Machinery & Heavy Trucks–0.44%
Caterpillar, Inc.	14,588	2,607,751

Consumer Electronics–0.73%
Sony Group Corp. (Japan)	53,500	4,372,224

Copper–0.61%
Freeport-McMoRan, Inc.	125,149	3,661,860

Data Processing & Outsourced Services–4.73%
Adyen N.V. (Netherlands)(b)(d)	848	1,246,574

Visa, Inc., Class A(c)	137,349	27,042,645

		28,289,219

Diversified Metals & Mining–0.58%
Glencore PLC (Australia)	645,444	3,497,577

Diversified Support Services–0.48%
Cintas Corp.	7,675	2,866,843

	Shares	Value

Electrical Components & Equipment–0.56%
Generac Holdings, Inc.(b)	15,990	$ 3,367,174

Electronic Equipment & Instruments–1.54%
Teledyne Technologies, Inc.(b)	24,597	9,226,581

Environmental & Facilities Services–0.65%
Republic Services, Inc.	29,652	3,880,557

Financial Exchanges & Data–0.55%
S&P Global, Inc.	9,685	3,264,426

Food Distributors–1.40%
Sysco Corp.(c)	43,571	3,690,899

US Foods Holding Corp.(b)	153,403	4,706,404

		8,397,303

Food Retail–0.52%
HelloFresh SE (Germany)(b)	96,578	3,125,152

Gold–0.14%
Barrick Gold Corp. (Canada)	49,067	867,995

Health Care Distributors–1.04%
AmerisourceBergen Corp.(c)	27,380	3,873,723

McKesson Corp.	7,277	2,373,830

		6,247,553

Health Care Equipment–1.08%
Abbott Laboratories	20,148	2,189,080

DexCom, Inc.(b)	8,348	622,176

Edwards Lifesciences Corp.(b)	32,434	3,084,149

Intuitive Surgical, Inc.(b)	2,881	578,246

		6,473,651

Home Improvement Retail–1.95%
Lowe’s Cos., Inc.	66,759	11,660,794

Hotels, Resorts & Cruise Lines–1.33%
Booking Holdings, Inc.(b)	4,535	7,931,670

Hypermarkets & Super Centers–0.67%
Walmart, Inc.	32,756	3,982,474

Insurance Brokers–0.90%
Aon PLC, Class A	11,733	3,164,155

Marsh & McLennan Cos., Inc.	14,172	2,200,203

		5,364,358

Integrated Oil & Gas–0.96%
Exxon Mobil Corp.	15,793	1,352,513

Suncor Energy, Inc. (Canada)	125,347	4,395,919

		5,748,432

Interactive Home Entertainment–3.30%
Electronic Arts, Inc.	63,953	7,779,882

Nintendo Co. Ltd. (Japan)	17,000	7,347,271

Take-Two Interactive Software, Inc.(b)	37,668	4,615,460

		19,742,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

	Shares	Value

Interactive Media & Services–9.19%
Alphabet, Inc., Class A(b)	19,504	$42,504,287

Baidu, Inc., ADR (China)(b)	12,399	1,844,103

Kuaishou Technology (China)(b)(d)	467,300	5,240,836

Meta Platforms, Inc., Class A(b)	33,386	5,383,492

		54,972,718

Internet & Direct Marketing Retail–7.49%
Amazon.com, Inc.(b)	344,520	36,591,469

Farfetch Ltd., Class A (United Kingdom)(b)	247,316	1,770,783

JD.com, Inc., ADR (China)	100,369	6,445,697

		44,807,949

Internet Services & Infrastructure–0.41%
Cloudflare, Inc., Class A(b)	13,947	610,181

MongoDB, Inc.(b)	5,127	1,330,457

Snowflake, Inc., Class A(b)(c)	3,632	505,066

		2,445,704

Life Sciences Tools & Services–1.51%
Thermo Fisher Scientific, Inc.	16,653	9,047,242

Managed Health Care–4.97%
Elevance Health, Inc.	3,294	1,589,618

UnitedHealth Group, Inc.	54,779	28,136,138

		29,725,756

Oil & Gas Equipment & Services–0.42%
Baker Hughes Co., Class A	10,182	293,955

Schlumberger N.V.	61,557	2,201,278

		2,495,233

Oil & Gas Exploration & Production–0.54%
Antero Resources Corp.(b)	80,751	2,475,018

ConocoPhillips	8,092	726,743

		3,201,761

Oil & Gas Refining & Marketing–1.00%
Marathon Petroleum Corp.	57,924	4,761,932

Phillips 66	14,941	1,225,013

		5,986,945

Other Diversified Financial Services–0.05%
Apollo Global Management, Inc.(c)	6,199	300,527

Pharmaceuticals–5.10%
AstraZeneca PLC (United Kingdom)	43,063	5,644,775

Bayer AG (Germany)	309,389	18,381,886

Eli Lilly and Co.	13,286	4,307,720

Novo Nordisk A/S, Class B (Denmark)	19,343	2,146,906

		30,481,287

Property & Casualty Insurance–1.43%
Chubb Ltd.	31,064	6,106,561

Progressive Corp. (The)	20,925	2,432,950

		8,539,511

Semiconductor Equipment–1.83%
Applied Materials, Inc.	51,191	4,657,357

ASML Holding N.V., New York Shares (Netherlands)	3,469	1,650,828

Enphase Energy, Inc.(b)	23,624	4,612,350

		10,920,535

	Shares	Value

Semiconductors–4.67%
Monolithic Power Systems, Inc.	9,922	$ 3,810,445

NVIDIA Corp.	81,657	12,378,385

QUALCOMM, Inc.	92,067	11,760,638

		27,949,468

Soft Drinks–0.69%
Monster Beverage Corp.(b)	44,502	4,125,335

Specialized REITs–0.69%
Crown Castle International Corp.(c)	24,490	4,123,626

Systems Software–14.41%
Crowdstrike Holdings, Inc., Class A(b)(c)	31,399	5,292,615

Microsoft Corp.	234,280	60,170,132

Palo Alto Networks, Inc.(b)(c)	19,606	9,684,188

ServiceNow, Inc.(b)	21,862	10,395,818

Zscaler, Inc.(b)(c)	4,464	667,413

		86,210,166

Technology Hardware, Storage & Peripherals–6.52%
Apple, Inc.	285,147	38,985,298

Trading Companies & Distributors–0.90%
Fastenal Co.	60,427	3,016,516

United Rentals, Inc.(b)	9,758	2,370,316

		5,386,832

Trucking–0.71%
Knight-Swift Transportation Holdings, Inc.(c)	67,258	3,113,373

Lyft, Inc., Class A(b)(c)	87,486	1,161,814

		4,275,187

Total Common Stocks & Other Equity Interests (Cost $443,759,234)		586,242,648

Money Market Funds–1.27%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(e)(f)	2,657,781	2,657,781

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(e)(f)	1,893,088	1,892,898

Invesco Treasury Portfolio, Institutional Class, 1.35%(e)(f)	3,037,464	3,037,464

Total Money Market Funds (Cost $7,587,878)		7,588,143

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.28% (Cost $451,347,112)		593,830,791

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.68%
Invesco Private Government Fund, 1.38%(e)(f)(g)	16,211,390	16,211,390

Invesco Private Prime Fund, 1.66%(e)(f)(g)	41,686,431	41,686,431

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,899,334)		57,897,821

TOTAL INVESTMENTS IN SECURITIES–108.96% (Cost $509,246,446)		651,728,612

OTHER ASSETS LESS LIABILITIES–(8.96)%		(53,587,592)

NET ASSETS–100.00%		$598,141,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Investment Abbreviations:

ADR  – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $6,487,410, which represented 1.08% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,868,097	$38,532,341	$(38,742,657)	$-	$-	$2,657,781	$4,827
Invesco Liquid Assets Portfolio, Institutional Class	2,048,569	27,523,101	(27,677,807)	265	(1,230)	1,892,898	5,324
Invesco Treasury Portfolio, Institutional Class	3,277,826	44,036,961	(44,277,323)	-	-	3,037,464	6,929
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,515,520	114,120,154	(104,424,284)	-	-	16,211,390	19,683	*
Invesco Private Prime Fund	15,202,880	229,600,915	(203,113,130)	(1,513)	(2,721)	41,686,431	56,630	*
Total	$29,912,892	$453,813,472	$(418,235,201)	$(1,248)	$(3,951)	$65,485,964	$93,393

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Information Technology	37.87%

Health Care	14.61

Consumer Discretionary	14.35

Communication Services	12.49

Industrials	7.44

Consumer Staples	3.28

Financials	3.02

Energy	2.92

Other Sectors, Each Less than 2% of Net Assets	2.03

Money Market Funds Plus Other Assets Less Liabilities	1.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $443,759,234)*	$586,242,648

Investments in affiliated money market funds, at value (Cost $65,487,212)	65,485,964

Cash	70,094

Foreign currencies, at value (Cost $156,941)	158,186

Receivable for:
Investments sold	2,303,007

Fund shares sold	3,480,324

Dividends	176,774

Investment for trustee deferred compensation and retirement plans	222,231

Other assets	502

Total assets	658,139,730

Liabilities:
Payable for:
Investments purchased	1,254,591

Fund shares reacquired	214,431

Collateral upon return of securities loaned	57,899,334

Accrued fees to affiliates	330,819

Accrued trustees’ and officers’ fees and benefits	3,013

Accrued other operating expenses	58,839

Trustee deferred compensation and retirement plans	237,683

Total liabilities	59,998,710

Net assets applicable to shares outstanding	$598,141,020

Net assets consist of:
Shares of beneficial interest	$263,660,531

Distributable earnings	334,480,489

$598,141,020

Net Assets:
Series I	$405,178,177

Series II	$192,962,843

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,336,539

Series II	3,224,689

Series I:
Net asset value per share	$63.94

Series II:
Net asset value per share	$59.84

*	At June 30, 2022, securities with an aggregate value of $57,319,011 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $145,119)	$2,911,882

Dividends from affiliated money market funds (includes securities lending income of $16,164)	33,244

Total investment income	2,945,126

Expenses:
Advisory fees	2,353,138

Administrative services fees	582,824

Custodian fees	8,535

Distribution fees - Series II	271,974

Transfer agent fees	20,103

Trustees’ and officers’ fees and benefits	10,863

Reports to shareholders	2,615

Professional services fees	19,457

Other	3,882

Total expenses	3,273,391

Less: Fees waived	(5,447)

Net expenses	3,267,944

Net investment income (loss)	(322,818)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	25,660,986

Affiliated investment securities	(3,951)

Foreign currencies	(23,234)

25,633,801

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(258,692,012)

Affiliated investment securities	(1,248)

Foreign currencies	(1,358)

(258,694,618)

Net realized and unrealized gain (loss)	(233,060,817)

Net increase (decrease) in net assets resulting from operations	$(233,383,635)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income (loss)	$(322,818)	$(4,151,457)

Net realized gain	25,633,801	178,910,085

Change in net unrealized appreciation (depreciation)	(258,694,618)	(78,149,194)

Net increase (decrease) in net assets resulting from operations	(233,383,635)	96,609,434

Distributions to shareholders from distributable earnings:
Series I	–	(69,405,765)

Series II	–	(32,075,893)

Total distributions from distributable earnings	–	(101,481,658)

Share transactions–net:
Series I	(25,785,392)	(19,513,798)

Series II	10,494,855	41,059,309

Net increase (decrease) in net assets resulting from share transactions	(15,290,537)	21,545,511

Net increase (decrease) in net assets	(248,674,172)	16,673,287

Net assets:
Beginning of period	846,815,192	830,141,905

End of period	$598,141,020	$846,815,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$88.63	$(0.01)	$(24.68)	$(24.69)	$ -	$ -	$ -	$63.94	(27.86)%	$405,178	0.85	%(d)	0.86	%(d)	(0.01	)%(d)	58%
Year ended 12/31/21	89.10	(0.39)	11.37	10.98	-	(11.45)	(11.45)	88.63	11.92	591,907	0.86		0.86		(0.41)		68
Year ended 12/31/20	67.15	(0.13)	28.00	27.87	(0.06)	(5.86)	(5.92)	89.10	42.35	611,334	0.86		0.86		(0.18)		54
Year ended 12/31/19	57.15	0.10	19.86	19.96	-	(9.96)	(9.96)	67.15	36.76	490,366	0.86		0.87		0.15		40
Year ended 12/31/18	62.97	(0.00)	(1.50)	(1.50)	-	(4.32)	(4.32)	57.15	(3.62)	405,192	0.88		0.88		(0.00)		42
Year ended 12/31/17	53.58	(0.04)	14.50	14.46	(0.05)	(5.02)	(5.07)	62.97	27.34	491,271	0.89		0.89		(0.06)		45
Series II
Six months ended 06/30/22	83.04	(0.09)	(23.11)	(23.20)	-	-	-	59.84	(27.94)	192,963	1.10	(d)	1.11	(d)	(0.26	)(d)	58
Year ended 12/31/21	84.31	(0.59)	10.77	10.18	-	(11.45)	(11.45)	83.04	11.65	254,909	1.11		1.11		(0.66)		68
Year ended 12/31/20	63.90	(0.31)	26.58	26.27	-	(5.86)	(5.86)	84.31	41.99	218,808	1.11		1.11		(0.43)		54
Year ended 12/31/19	54.90	(0.07)	19.03	18.96	-	(9.96)	(9.96)	63.90	36.43	162,221	1.11		1.12		(0.10)		40
Year ended 12/31/18	60.79	(0.16)	(1.41)	(1.57)	-	(4.32)	(4.32)	54.90	(3.88)	133,216	1.13		1.13		(0.25)		42
Year ended 12/31/17	51.95	(0.19)	14.05	13.86	-	(5.02)	(5.02)	60.79	27.03	170,956	1.14		1.14		(0.31)		45

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. American Franchise Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. American Franchise Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $851 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. American Franchise Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and    pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.695%

Next $250 million	0.670%

Next $500 million	0.645%

Next $550 million	0.620%

Next $3.45 billion	0.600%

Next $250 million	0.595%

Next $2.25 billion	0.570%

Next $2.5 billion	0.545%

Over $10 billion	0.520%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $5,447.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $57,556 for accounting and fund administrative services and was reimbursed $525,268 for fees paid to insurance

Invesco V.I. American Franchise Fund

companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $15,553 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$529,849,232	$ 56,393,416	$–	$586,242,648

Money Market Funds	7,588,143	57,897,821	–	65,485,964

Total Investments	$537,437,375	$114,291,237	$–	$651,728,612

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

Invesco V.I. American Franchise Fund

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $407,410,530 and $427,965,396, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$171,920,976

Aggregate unrealized (depreciation) of investments	(36,272,988)

Net unrealized appreciation of investments	$135,647,988

    Cost of investments for tax purposes is $516,080,624.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	113,715	$8,490,219	183,103	$17,299,379

Series II	278,384	19,077,237	553,978	49,490,468

Issued as reinvestment of dividends:
Series I	-	-	759,114	69,405,759

Series II	-	-	374,237	32,075,893

Reacquired:
Series I	(455,567)	(34,275,611)	(1,125,267)	(106,218,936)

Series II	(123,223)	(8,582,382)	(453,921)	(40,507,052)

Net increase (decrease) in share activity	(186,691)	$(15,290,537)	291,244	$21,545,511

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs,    and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$721.40	$3.63	$1,020.58	$4.26	0.85%
Series II	1,000.00	720.60	4.69	1,019.34	5.51	1.10

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. American Franchise Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Franchise Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods, and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that stock selection in, and overweight or underweight exposure to, certain sectors and overweight exposure to China

Invesco V.I. American Franchise Fund

detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco V.I. American Franchise Fund

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. American Franchise Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. American Value Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIAMVA-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-14.61%
Series II Shares	-14.73
S&P 500 Index▼ (Broad Market Index)	-19.96
Russell Midcap Value Index▼ (Style-Specific Index)	-16.23
Lipper VUF Mid Cap Value Funds Index∎ (Peer Group Index)	-12.93

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Mid Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper. The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (1/2/97)	8.87%
10 Years	8.19
5 Years	5.42
1 Year	-8.51
Series II Shares
Inception (5/5/03)	9.00%
10 Years	7.91
5 Years	5.15
1 Year	-8.76

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Value Fund (renamed Invesco V.I. American Value Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. American Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. American Value Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. American Value Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.69%
Aerospace & Defense–5.61%
BWX Technologies, Inc.	75,400	$4,153,786

Huntington Ingalls Industries, Inc.	28,300	6,164,306

Rheinmetall AG (Germany)	26,000	6,003,829

		16,321,921

Auto Parts & Equipment–1.71%
Dana, Inc.	353,300	4,970,931

Biotechnology–1.03%
Horizon Therapeutics PLC(b)	37,700	3,006,952

Construction & Engineering–5.48%
AECOM	135,000	8,804,700

HOCHTIEF AG (Germany)	35,600	1,734,365

MasTec, Inc.(b)(c)	75,400	5,403,164

		15,942,229

Construction Machinery & Heavy Trucks–0.75%
Oshkosh Corp.	26,659	2,189,770

Distributors–1.51%
LKQ Corp.	89,742	4,405,435

Diversified Chemicals–2.05%
Huntsman Corp.	211,000	5,981,850

Electric Utilities–0.83%
NRG Energy, Inc.	63,300	2,416,161

Electrical Components & Equipment–1.22%
nVent Electric PLC	100	3,133

Vertiv Holdings Co.	430,596	3,539,499

		3,542,632

Electronic Manufacturing Services–4.51%
Flex Ltd.(b)	530,211	7,672,153

Jabil, Inc.	106,500	5,453,865

		13,126,018

Food Distributors–2.96%
Performance Food Group Co.(b)	68,317	3,141,216

US Foods Holding Corp.(b)	178,921	5,489,296

		8,630,512

Forest Products–0.00%
Louisiana-Pacific Corp.	100	5,241

Gold–0.89%
Yamana Gold, Inc. (Brazil)(c)	559,000	2,599,350

Health Care Distributors–1.03%
Henry Schein, Inc.(b)	38,900	2,985,186

Health Care Facilities–4.26%
Encompass Health Corp.(c)	128,824	7,220,585

Universal Health Services, Inc., Class B	51,594	5,196,032

		12,416,617

	Shares	Value

Health Care Services–4.90%
Cigna Corp.	31,300	$8,248,176

Fresenius Medical Care AG & Co. KGaA (Germany)	120,800	6,033,248

		14,281,424

Hotels, Resorts & Cruise Lines–0.67%
Hilton Grand Vacations, Inc.(b)	709	25,332

Travel + Leisure Co.	49,741	1,930,946

		1,956,278

Household Products–2.16%
Spectrum Brands Holdings, Inc.	76,700	6,290,934

Human Resource & Employment Services–1.24%
ManpowerGroup, Inc.	47,249	3,610,296

Independent Power Producers & Energy Traders–1.73%
Vistra Corp.(c)	220,300	5,033,855

Industrial Machinery–3.56%
Crane Holdings Co.	55,914	4,895,830

Timken Co. (The)	103,300	5,480,065

		10,375,895

Integrated Oil & Gas–2.04%
Shell PLC, ADR (Netherlands)	113,600	5,940,144

Investment Banking & Brokerage–1.75%
Goldman Sachs Group, Inc. (The)	17,200	5,108,744

Managed Health Care–5.95%
Centene Corp.(b)	98,638	8,345,761

Elevance Health, Inc.	9,500	4,584,510

Molina Healthcare, Inc.(b)	15,700	4,389,877

		17,320,148

Oil & Gas Exploration & Production–12.64%
APA Corp.	159,600	5,570,040

ARC Resources Ltd. (Canada)	480,200	6,054,728

Diamondback Energy, Inc.	45,542	5,517,413

EQT Corp.	102,100	3,512,240

Ovintiv, Inc.	132,400	5,850,756

Pioneer Natural Resources Co.(c)	31,671	7,065,167

Southwestern Energy Co.(b)	520,100	3,250,625

		36,820,969

Oil & Gas Refining & Marketing–3.98%
HF Sinclair Corp.	128,900	5,821,124

Phillips 66	70,500	5,780,295

		11,601,419

Oil & Gas Storage & Transportation–1.43%
New Fortress Energy, Inc.(c)	105,300	4,166,721

Other Diversified Financial Services–1.19%
Apollo Global Management, Inc.(c)	71,373	3,460,163

Paper Packaging–0.48%
Sealed Air Corp.	24,000	1,385,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

	Shares	Value

Regional Banks–4.74%
Huntington Bancshares, Inc.(c)	551,550	$6,635,147

PacWest Bancorp	80,093	2,135,279

Webster Financial Corp.	119,500	5,036,925

		13,807,351

Research & Consulting Services–6.91%
CACI International, Inc., Class A(b)	21,711	6,117,726

Jacobs Engineering Group, Inc.	44,100	5,606,433

KBR, Inc.(c)	173,300	8,385,987

Science Applications International Corp.	100	9,310

		20,119,456

Semiconductors–0.76%
Skyworks Solutions, Inc.	23,900	2,214,096

Specialty Chemicals–1.23%
Axalta Coating Systems Ltd.(b)	161,300	3,566,343

Element Solutions, Inc.	100	1,780

		3,568,123

Thrifts & Mortgage Finance–0.00%
MGIC Investment Corp.	100	1,260

Radian Group, Inc.	100	1,965

		3,225

Trading Companies & Distributors–5.49%
AerCap Holdings N.V. (Ireland)(b)	400	16,376

Air Lease Corp.	180,500	6,034,115

Univar Solutions, Inc.(b)	283,500	7,050,645

WESCO International, Inc.(b)	26,900	2,880,990

		15,982,126

Total Common Stocks & Other Equity Interests (Cost $296,475,196)		281,587,452

	Shares	Value

Money Market Funds–3.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	3,085,727	$3,085,727

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	2,245,805	2,245,581

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	3,526,544	3,526,544

Total Money Market Funds (Cost $8,857,824)		8,857,852

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.73% (Cost $305,333,020)		290,445,304

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.48%
Invesco Private Government Fund, 1.38%(d)(e)(f)	10,170,545	10,170,545
Invesco Private Prime Fund, 1.66%(d)(e)(f)	26,152,831	26,152,831

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,324,439)		36,323,376

TOTAL INVESTMENTS IN SECURITIES–112.21% (Cost $341,657,459)		326,768,680

OTHER ASSETS LESS LIABILITIES–(12.21)%		(35,550,318)

NET ASSETS–100.00%		$291,218,362

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,040,738	$33,896,101	$(32,851,112)	$-	$-	$3,085,727	$2,635
Invesco Liquid Assets Portfolio, Institutional Class	1,500,473	24,211,500	(23,465,080)	91	(1,403)	2,245,581	4,543
Invesco Treasury Portfolio, Institutional Class	2,332,272	38,738,401	(37,544,129)	-	-	3,526,544	6,257
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,280,527	69,801,048	(61,911,030)	-	-	10,170,545	15,375*
Invesco Private Prime Fund	5,321,230	162,327,161	(141,485,178)	(1,063)	(9,319)	26,152,831	43,246*
Total	$13,475,240	$328,974,211	$(297,256,529)	$(972)	$(10,722)	$45,181,228	$72,056

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Industrials	30.25%

Energy	20.10

Health Care	17.17

Financials	7.68

Information Technology	5.27

Consumer Staples	5.12

Materials	4.65

Consumer Discretionary	3.89

Utilities	2.56

Money Market Funds Plus Other Assets Less Liabilities	3.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $296,475,196)*	$281,587,452

Investments in affiliated money market funds, at value (Cost $45,182,263)	45,181,228

Foreign currencies, at value (Cost $146,306)	146,603

Receivable for:
Investments sold	878

Fund shares sold	793,626

Dividends	317,944

Investment for trustee deferred compensation and retirement plans	112,134

Other assets	210

Total assets	328,140,075

Liabilities:
Payable for:
Investments purchased	147,181

Fund shares reacquired	122,151

Collateral upon return of securities loaned	36,324,439

Accrued fees to affiliates	170,927

Accrued trustees’ and officers’ fees and benefits	2,526

Accrued other operating expenses	29,646

Trustee deferred compensation and retirement plans	124,843

Total liabilities	36,921,713

Net assets applicable to shares outstanding	$291,218,362

Net assets consist of:
Shares of beneficial interest	$193,509,678

Distributable earnings	97,708,684

$291,218,362

Net Assets:
Series I	$134,979,203

Series II	$156,239,159

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,852,461

Series II	9,211,170

Series I:
Net asset value per share	$17.19

Series II:
Net asset value per share	$16.96

*	At June 30, 2022, securities with an aggregate value of $34,363,792 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $67,870)	$3,060,714

Dividends from affiliated money market funds (includes securities lending income of $11,924)	25,359

Total investment income	3,086,073

Expenses:
Advisory fees	1,184,536

Administrative services fees	285,544

Custodian fees	4,322

Distribution fees - Series II	237,714

Transfer agent fees	9,303

Trustees’ and officers’ fees and benefits	9,285

Reports to shareholders	4,117

Professional services fees	19,664

Other	3,062

Total expenses	1,757,547

Less: Fees waived	(3,163)

Net expenses	1,754,384

Net investment income	1,331,689

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $291,305)	61,970,389

Affiliated investment securities	(10,722)

Foreign currencies	(5,531)

61,954,136

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(115,187,375)

Affiliated investment securities	(972)

Foreign currencies	(630)

(115,188,977)

Net realized and unrealized gain (loss)	(53,234,841)

Net increase (decrease) in net assets resulting from operations	$(51,903,152)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$1,331,689	$1,793,644

Net realized gain	61,954,136	67,400,946

Change in net unrealized appreciation (depreciation)	(115,188,977)	88,238

Net increase (decrease) in net assets resulting from operations	(51,903,152)	69,282,828

Distributions to shareholders from distributable earnings:
Series I	–	(682,929)

Series II	–	(483,149)

Total distributions from distributable earnings	–	(1,166,078)

Share transactions–net:
Series I	(2,302,990)	64,404,681

Series II	(29,361,387)	1,191,812

Net increase (decrease) in net assets resulting from share transactions	(31,664,377)	65,596,493

Net increase (decrease) in net assets	(83,567,529)	133,713,243

Net assets:

Beginning of period	374,785,891	241,072,648

End of period	$291,218,362	$374,785,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$20.13	$0.09	$(3.03)	$(2.94)	$ –	$ –	$ –	$17.19	(14.61)%	$134,979	0.88	%(d)	0.88	%(d)	0.91	%(d)	109%
Year ended 12/31/21	15.80	0.13	4.28	4.41	(0.08)	–	(0.08)	20.13	27.95	160,576	0.89		0.89		0.69		82
Year ended 12/31/20	15.92	0.10	0.04	0.14	(0.13)	(0.13)	(0.26)	15.80	1.12	73,098	0.93		0.93		0.74		59
Year ended 12/31/19	13.86	0.12	3.24	3.36	(0.11)	(1.19)	(1.30)	15.92	25.03	84,799	0.92		0.92		0.78		68
Year ended 12/31/18	18.38	0.10	(1.87)	(1.77)	(0.09)	(2.66)	(2.75)	13.86	(12.65)	77,491	0.93		0.93		0.52		39
Year ended 12/31/17	17.06	0.08	1.59	1.67	(0.14)	(0.21)	(0.35)	18.38	9.96	104,510	0.94		0.94		0.48		56
Series II
Six months ended 06/30/22	19.89	0.06	(2.99)	(2.93)	–	–	–	16.96	(14.73)	156,239	1.13	(d)	1.13	(d)	0.66	(d)	109
Year ended 12/31/21	15.62	0.08	4.23	4.31	(0.04)	–	(0.04)	19.89	27.62	214,210	1.14		1.14		0.44		82
Year ended 12/31/20	15.74	0.07	0.03	0.10	(0.09)	(0.13)	(0.22)	15.62	0.86	167,974	1.18		1.18		0.49		59
Year ended 12/31/19	13.71	0.08	3.21	3.29	(0.07)	(1.19)	(1.26)	15.74	24.71	233,890	1.17		1.17		0.53		68
Year ended 12/31/18	18.19	0.05	(1.83)	(1.78)	(0.04)	(2.66)	(2.70)	13.71	(12.82)	169,036	1.18		1.18		0.27		39
Year ended 12/31/17	16.90	0.04	1.56	1.60	(0.10)	(0.21)	(0.31)	18.19	9.62	294,598	1.19		1.19		0.23		56

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $61,601,599 in connection with the acquisition of Invesco V.I. Value Opportunities Fund into the Fund.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. American Value Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $720 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. American Value Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.695%

Next $250 million	0.670%

Next $500 million	0.645%

Next $1.5 billion	0.620%

Next $2.5 billion	0.595%

Next $2.5 billion	0.570%

Next $2.5 billion	0.545%

Over $10 billion	0.520%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $3,163.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $27,398 for accounting and fund administrative services and was reimbursed $258,146 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco V.I. American Value Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $3,884 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$267,816,010	$13,771,442	$–	$281,587,452

Money Market Funds	8,857,852	36,323,376	–	45,181,228

Total Investments	$276,673,862	$50,094,818	$–	$326,768,680

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2022, the Fund engaged in securities purchases of $678,114 and securities sales of $1,666,647, which resulted in net realized gains of $291,305.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. American Value Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $367,062,606 and $401,232,899, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$ 20,159,661

Aggregate unrealized (depreciation) of investments	(42,658,990)

Net unrealized appreciation (depreciation) of investments	$(22,499,329)

Cost of investments for tax purposes is $349,268,009.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	727,911	$14,495,629	3,261,007	$62,388,981

Series II	824,475	15,837,947	1,763,245	33,017,641

Issued as reinvestment of dividends:
Series I	-	-	34,719	682,929

Series II	-	-	24,853	483,149

Issued in connection with acquisitions:(b)
Series I	-	-	1,376,056	26,200,106

Series II	-	-	1,031,975	19,411,453

Reacquired:
Series I	(853,028)	(16,798,619)	(1,320,648)	(24,867,335)

Series II	(2,384,684)	(45,199,334)	(2,802,008)	(51,720,431)

Net increase (decrease) in share activity	(1,685,326)	$(31,664,377)	3,369,199	$65,596,493

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 30, 2021, the Fund acquired all the net assets of Invesco V.I. Value Opportunities Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on December 3, 2020 and by the shareholders of the Target Fund on April 5, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 2,408,031 shares of the Fund for 6,722,660 shares outstanding of the Target Fund as of the close of business on April 30, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 30, 2021. The Target Fund’s net assets as of the close of business on April 30, 2021 of $45,611,559, including $33,927,458 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $336,467,391 and $382,078,950 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the annual reporting period are as follows:

Net investment income	$1,797,953

Net realized/unrealized gains	90,164,270

Change in net assets resulting from operations	$91,962,223

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 1, 2021.

Invesco V.I. American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$853.90	$4.05	$1,020.43	$4.41	0.88%
Series II	1,000.00	852.70	5.19	1,019.19	5.66	1.13

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

  As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

  The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

  The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

  The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s stock

Invesco V.I. American Value Fund

selection in and allocation to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products.

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

  The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

  The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

  The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. American Value Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Balanced-Risk Allocation Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIIBRA-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-10.78%
Series II Shares	-10.90
MSCI World Index▼ (Broad Market Index)	-20.51
Custom Invesco V.I. Balanced-Risk Allocation Index◾ (Style-Specific Index)	-16.34
Lipper VUF Absolute Return Funds Classification Average◆ (Peer Group)	-1.30

Source(s): ▼RIMES Technologies Corp.; ◾Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Custom Invesco V.I. Balanced-Risk Allocation Index is composed of the MSCI World Index and Bloomberg U.S. Aggregate Bond Index. Prior to May 2, 2011, the index comprised the MSCI World Index, JP Morgan GBI Global Index and FTSE US 3-Month Treasury Bill Index. The Bloomberg U.S. Aggregate Bond Index is considered representative of the US investment-grade, fixed-rate bond market. The FTSE US 3-Month Treasury Bill Index is considered representative of three-month US Treasury bills. The JP Morgan GBI Global Index tracks the performance of fixed-rate issuances from high-income developed market countries.

The Lipper VUF Absolute Return Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Absolute Return Funds Classification.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (1/23/09)	7.22%
10 Years	4.51
5 Years	4.59
1 Year	-9.04
Series II Shares
Inception (1/23/09)	6.94%
10 Years	4.25
5 Years	4.33
1 Year	-9.26

The returns shown above include the returns of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the first predecessor fund) for the period June 1, 2010, to May 2, 2011, the date the first predecessor fund was reorganized into the Fund, and the returns of Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (the second predecessor fund) for the period prior to June 1, 2010, the date the second predecessor fund was reorganized into the first predecessor fund. The second predecessor fund was advised by Van Kampen Asset Management. Returns shown above for Series I and Series II shares are blended returns of the predecessor funds and Invesco V.I. Balanced-Risk Allocation Fund. Share class returns will differ from the predecessor funds because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Balanced-Risk Allocation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Balanced-Risk Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

June 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–11.60%(a)
U.S. Treasury Bills–11.60%
U.S. Treasury Bills	0.84%	09/15/2022	$42,000	$41,860,350

U.S. Treasury Bills	1.74%	12/08/2022	10,320	10,216,674

U.S. Treasury Bills	2.31%	12/15/2022	40,500	40,076,811

U.S. Treasury Bills	1.48%	01/05/2023	10,300	10,214,832

Total U.S. Treasury Securities (Cost $102,475,642)				102,368,667

		Expiration Date
Commodity-Linked Securities–3.93%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(b)(c)		11/30/2022	10,670	15,744,365

Cargill, Inc., Commodity-Linked Notes, 1 mo. SOFR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(b)(c)		07/05/2023	23,580	18,912,901

Total Commodity-Linked Securities (Cost $34,250,000)				34,657,266

			Shares
Money Market Funds–76.20%(d)
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(e)			173,013,108	173,013,108

Invesco Government Money Market Fund, Cash Reserve Shares, 0.90%(e)			30,163,298	30,163,298

Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.21%(e)			122,348,756	122,348,756

Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 1.43%(e)			49,567,342	49,567,342

Invesco Treasury Obligations Portfolio, Institutional Class, 1.07%(e)			171,324,067	171,324,067

Invesco Treasury Portfolio, Institutional Class, 1.35%(e)			109,108,259	109,108,259

Invesco V.I. Government Money Market Fund, Series I, 1.08%(e)			16,640,310	16,640,310

Total Money Market Funds (Cost $672,165,140)				672,165,140

Options Purchased–2.03%
(Cost $13,427,957)(f)				17,882,586

TOTAL INVESTMENTS IN SECURITIES–93.76% (Cost $822,318,739)				827,073,659

OTHER ASSETS LESS LIABILITIES–6.24%				55,004,744

NET ASSETS–100.00%				$882,078,403

Investment Abbreviations:

EMTN – European Medium-Term Notes

SOFR – Secured Overnight Financing Rate

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $34,657,266, which represented 3.93% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$221,762,138	$210,427,383	$(259,176,413)	$-	$-	$173,013,108	$355,149
Invesco Government Money Market Fund, Cash Reserve Shares	31,293,325	44,117,511	(45,247,538)	-	-	30,163,298	35,659
Invesco Premier U.S. Government Money Portfolio, Institutional Class	99,254,510	34,120,673	(11,026,427)	-	-	122,348,756	159,927
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	49,355,914	331,368,393	(331,156,965)	-	-	49,567,342	64,699
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	-	-	-	171,324,067	222,954
Invesco Treasury Portfolio, Institutional Class	160,648,618	195,890,693	(247,431,052)	-	-	109,108,259	163,926
Invesco V.I. Government Money Market Fund, Series I	16,640,310	-	-	-	-	16,640,310	21,158
Total	$750,278,882	$815,924,653	$(894,038,395)	$-	$-	$672,165,140	$1,023,472

(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

EURO STOXX 50 Index	Put	09/16/2022	60	EUR	3,850.00	EUR	2,310,000	$270,183

EURO STOXX 50 Index	Put	12/16/2022	60	EUR	3,800.00	EUR	2,280,000	277,916

EURO STOXX 50 Index	Put	12/16/2022	58	EUR	4,050.00	EUR	2,349,000	390,762

EURO STOXX 50 Index	Put	12/16/2022	60	EUR	3,900.00	EUR	2,340,000	325,011

EURO STOXX 50 Index	Put	05/19/2023	55	EUR	3,500.00	EUR	1,925,000	207,782

EURO STOXX 50 Index	Put	06/16/2023	60	EUR	3,600.00	EUR	2,160,000	268,673

EURO STOXX 50 Index	Put	09/16/2022	60	EUR	3,900.00	EUR	2,340,000	297,848

EURO STOXX 50 Index	Put	09/16/2022	60	EUR	4,000.00	EUR	2,400,000	356,198

EURO STOXX 50 Index	Put	03/17/2023	55	EUR	4,150.00	EUR	2,282,500	433,547

EURO STOXX 50 Index	Put	01/20/2023	60	EUR	4,000.00	EUR	2,400,000	382,669

EURO STOXX 50 Index	Put	02/17/2023	60	EUR	3,600.00	EUR	2,160,000	218,812

EURO STOXX 50 Index	Put	04/21/2023	60	EUR	3,700.00	EUR	2,220,000	271,566

FTSE 100 Index	Put	07/15/2022	26	GBP	6,400.00	GBP	1,664,000	3,323

FTSE 100 Index	Put	05/19/2023	26	GBP	7,225.00	GBP	1,878,500	178,347

FTSE 100 Index	Put	06/16/2023	26	GBP	7,375.00	GBP	1,917,500	209,838

FTSE 100 Index	Put	08/19/2022	26	GBP	6,625.00	GBP	1,722,500	29,276

FTSE 100 Index	Put	09/16/2022	26	GBP	6,750.00	GBP	1,755,000	51,589

FTSE 100 Index	Put	10/21/2022	26	GBP	6,650.00	GBP	1,729,000	58,552

FTSE 100 Index	Put	11/18/2022	26	GBP	6,900.00	GBP	1,794,000	91,943

FTSE 100 Index	Put	12/16/2022	26	GBP	6,800.00	GBP	1,768,000	91,310

FTSE 100 Index	Put	01/20/2023	26	GBP	7,350.00	GBP	1,911,000	169,168

FTSE 100 Index	Put	02/17/2023	26	GBP	7,175.00	GBP	1,865,500	152,710

FTSE 100 Index	Put	03/17/2023	26	GBP	7,025.00	GBP	1,826,500	141,949

FTSE 100 Index	Put	04/21/2023	26	GBP	7,250.00	GBP	1,885,000	177,714

MSCI Emerging Markets Index	Put	07/15/2022	33	USD	1,310.00	USD	4,323,000	1,004,190

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased–(continued)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

MSCI Emerging Markets Index	Put	04/21/2023	34	USD	1,110.00	USD	3,774,000	$481,780

MSCI Emerging Markets Index	Put	05/19/2023	33	USD	1,030.00	USD	3,399,000	338,910

MSCI Emerging Markets Index	Put	06/16/2023	33	USD	1,030.00	USD	3,399,000	353,100

MSCI Emerging Markets Index	Put	08/19/2022	33	USD	1,220.00	USD	4,026,000	711,150

MSCI Emerging Markets Index	Put	09/16/2022	33	USD	1,250.00	USD	4,125,000	809,490

MSCI Emerging Markets Index	Put	10/21/2022	33	USD	1,180.00	USD	3,894,000	589,710

MSCI Emerging Markets Index	Put	11/18/2022	33	USD	1,210.00	USD	3,993,000	685,410

MSCI Emerging Markets Index	Put	12/16/2022	33	USD	1,170.00	USD	3,861,000	567,600

MSCI Emerging Markets Index	Put	01/20/2023	34	USD	1,180.00	USD	4,012,000	618,120

MSCI Emerging Markets Index	Put	02/17/2023	34	USD	1,170.00	USD	3,978,000	594,320

MSCI Emerging Markets Index	Put	03/17/2023	32	USD	1,130.00	USD	3,616,000	474,560

Nikkei 225 Index	Put	09/09/2022	16	JPY	27,500.00	JPY	440,000,000	189,859

Nikkei 225 Index	Put	06/09/2023	16	JPY	25,500.00	JPY	408,000,000	232,901

Nikkei 225 Index	Put	06/09/2023	16	JPY	26,000.00	JPY	416,000,000	258,844

Nikkei 225 Index	Put	09/09/2022	16	JPY	26,500.00	JPY	424,000,000	125,590

Nikkei 225 Index	Put	09/09/2022	16	JPY	27,250.00	JPY	436,000,000	171,580

Nikkei 225 Index	Put	12/09/2022	16	JPY	27,250.00	JPY	436,000,000	240,566

Nikkei 225 Index	Put	12/09/2022	16	JPY	26,750.00	JPY	428,000,000	209,906

Nikkei 225 Index	Put	12/09/2022	16	JPY	28,250.00	JPY	452,000,000	317,217

Nikkei 225 Index	Put	03/10/2023	17	JPY	28,500.00	JPY	484,500,000	402,823

Nikkei 225 Index	Put	03/10/2023	16	JPY	25,500.00	JPY	408,000,000	189,859

Nikkei 225 Index	Put	03/10/2023	16	JPY	25,750.00	JPY	412,000,000	201,651

Nikkei 225 Index	Put	06/09/2023	17	JPY	27,250.00	JPY	463,250,000	356,464

S&P 500 Index	Put	07/15/2022	4	USD	4,150.00	USD	1,660,000	146,180

S&P 500 Index	Put	05/19/2023	4	USD	4,075.00	USD	1,630,000	180,240

S&P 500 Index	Put	06/16/2023	4	USD	4,050.00	USD	1,620,000	178,380

S&P 500 Index	Put	08/19/2022	4	USD	4,250.00	USD	1,700,000	188,160

S&P 500 Index	Put	09/16/2022	4	USD	4,375.00	USD	1,750,000	237,060

S&P 500 Index	Put	10/21/2022	4	USD	4,175.00	USD	1,670,000	172,060

S&P 500 Index	Put	11/18/2022	4	USD	4,450.00	USD	1,780,000	267,080

S&P 500 Index	Put	12/16/2022	4	USD	4,475.00	USD	1,790,000	276,540

S&P 500 Index	Put	01/20/2023	4	USD	4,650.00	USD	1,860,000	337,020

S&P 500 Index	Put	02/17/2023	4	USD	4,375.00	USD	1,750,000	245,580

S&P 500 Index	Put	03/17/2023	4	USD	4,225.00	USD	1,690,000	207,220

S&P 500 Index	Put	04/21/2023	4	USD	4,425.00	USD	1,770,000	264,780

Total Index Options Purchased								$17,882,586

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Brent Crude	228	August-2022	$24,074,520	$979,238	$979,238

Gasoline Reformulated Blendstock Oxygenate Blending	160	July-2022	23,763,936	(1,208,240)	(1,208,240)

Natural Gas	182	November-2022	10,297,560	(4,032,789)	(4,032,789)

New York Harbor Ultra-Low Sulfur Diesel	131	November-2022	19,527,148	(1,080,928)	(1,080,928)

Silver	129	September-2022	13,127,040	(905,358)	(905,358)

WTI Crude	230	August-2022	23,713,000	1,104,185	1,104,185

Subtotal				(5,143,892)	(5,143,892)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(a)–(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini Russell 2000 Index	718	September-2022	$61,317,200	$(4,339,835)	$(4,339,835)

E-Mini S&P 500 Index	23	September-2022	4,357,925	(262,074)	(262,074)

EURO STOXX 50 Index	565	September-2022	20,373,877	(539,884)	(539,884)

FTSE 100 Index	439	September-2022	38,054,255	(306,694)	(306,694)

MSCI Emerging Markets Index	475	September-2022	23,814,125	(18,777)	(18,777)

Nikkei 225 Index	242	September-2022	47,051,592	(2,581,673)	(2,581,673)

Subtotal				(8,048,937)	(8,048,937)

Interest Rate Risk

Australia 10 Year Bond	2,185	September-2022	179,316,974	(452,162)	(452,162)

Canada 10 Year Bonds	1,298	September-2022	125,030,314	(3,834,740)	(3,834,740)

Euro-Bund	734	September-2022	114,440,876	(1,254,140)	(1,254,140)

Japan 10 Year Bonds	74	September-2022	81,052,034	(419,761)	(419,761)

Long Gilt	566	September-2022	78,531,303	(1,332,316)	(1,332,316)

U.S. Treasury Long Bonds	695	September-2022	96,344,375	(1,663,082)	(1,663,082)

Subtotal				(8,956,201)	(8,956,201)

Total Futures Contracts				$(22,149,030)	$(22,149,030)

(a)	Futures contracts collateralized by $45,944,500 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14%	Monthly	78,200	February–2023	USD	16,220,440	$–	$0	$0

Commodity Risk

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	134,000	February–2023	USD	15,203,921	–	(1,716,299)	(1,716,299)

Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	18,850	February–2023	USD	24,339,218	–	(1,918,217)	(1,918,217)

Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	1,480	December–2022	USD	1,714,368	–	(33,848)	(33,848)

Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	12,800	December–2022	USD	1,671,868	–	(146,574)	(146,574)

J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	43,100	March–2023	USD	20,586,857	–	(1,482,774)	(1,482,774)

J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	98,000	March–2023	USD	13,193,642	–	(223,205)	(223,205)

Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	78,500	June–2023	USD	10,498,143	–	(1,321,791)	(1,321,791)

Subtotal – Depreciation									–	(6,842,708)	(6,842,708)

Total – Total Return Swap Agreements									$–	$(6,842,708)	$(6,842,708)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $4,820,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

BNP Paribas S.A.	Receive	Invesco US Large Cap Broad Quality Total Return Index	SOFR + 0.280%	Monthly	1,205	November–2022	USD	9,669,161	$–	$343,798	$343,798

BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.170%	Monthly	202,373	September–2022	JPY	526,066,589	–	16,571	16,571

BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Index	SOFR - 0.250%	Monthly	2,279	September–2022	USD	10,337,179	–	535,839	535,839

Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.440%	Monthly	857,948	July–2022	JPY	2,230,227,246	–	70,252	70,252

Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.430%	Monthly	494,679	July–2022	JPY	1,285,913,113	–	40,506	40,506

Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.450%	Monthly	35,000	July–2022	JPY	90,982,150	–	2,866	2,866

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	1,085	November–2022	GBP	4,987,517	–	67,153	67,153

J.P. Morgan Chase Bank, N.A.	Receive	Invesco US Large Cap Broad Price Momentum Index	SOFR + 0.280%	Monthly	1,394	November–2022	USD	9,157,312	–	362,521	362,521

Merrill Lynch International	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	1,080	November–2022	GBP	4,964,533	–	66,843	66,843

Merrill Lynch International	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	320	November–2022	GBP	1,470,973	–	19,805	19,805

Subtotal – Appreciation									–	1,526,154	1,526,154

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 Month EURIBOR - 0.720%	Monthly	4,500	September–2022	EUR	12,909,825	$2,346	$(116,480)	$(118,826)

BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Month EURIBOR - 0.360%	Monthly	2,850	December–2022	EUR	14,211,870	–	(1,127,885)	(1,127,885)

BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.140%	Monthly	188,572	September–2022	JPY	495,401,272	–	(106,530)	(106,530)

Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.760%	Monthly	800	November–2022	USD	5,305,352	–	(184,137)	(184,137)

Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.760%	Monthly	990	November–2022	USD	6,565,373	–	(227,869)	(227,869)

Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.070%	Monthly	5,805	December–2022	USD	11,030,371	–	(385,046)	(385,046)

Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.280%	Monthly	494,891	July–2022	JPY	1,300,138,043	–	(279,580)	(279,580)

Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.280%	Monthly	45,000	July–2022	JPY	118,220,400	–	(25,422)	(25,422)

Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.310%	Monthly	801,537	July–2022	JPY	2,105,733,883	–	(452,814)	(452,814)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.550%	Monthly	3,160	November–2022	USD	20,956,140	–	(727,341)	(727,341)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.190%	Monthly	810	November–2022	GBP	4,502,612	–	(34,774)	(34,774)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.190%	Monthly	813	November–2022	GBP	4,519,288	–	(34,903)	(34,903)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.230%	Monthly	460	November–2022	GBP	2,557,039	–	(19,748)	(19,748)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.230%	Monthly	410	November–2022	GBP	2,524,690	$–	$(17,896)	$(17,896)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.230%	Monthly	730	November–2022	GBP	4,495,179	–	(31,863)	(31,863)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.920%	Monthly	469	July–2022	USD	860,643	–	(582)	(582)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.920%	Monthly	4,426	September–2022	USD	8,121,976	–	(5,488)	(5,488)

Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.190%	Monthly	730	November–2022	GBP	4,495,179	–	(31,863)	(31,863)

Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.880%	Monthly	3,200	July–2022	USD	5,872,192	–	(3,968)	(3,968)

Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.950%	Monthly	3,200	September–2022	USD	5,872,192	–	(3,968)	(3,968)

Merrill Lynch International	Receive	MSCI EMU Quality Index	1 Month EURIBOR - 0.950%	Monthly	3,700	July–2022	EUR	12,508,886	4,429	(45,475)	(49,904)

Subtotal – Depreciation									6,775	(3,863,632)	(3,870,407)

Total – Total Return Swap Agreements									$6,775	$(2,337,478)	$(2,344,253)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $4,820,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage

Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index

Long Futures Contracts

Coffee ‘C’	5.48%

Corn	5.99

Cotton No. 2	20.30

Lean Hogs	0.55

Live Cattle	0.73

Soybean Meal	21.32

Soybean Oil	12.84

Soybeans	19.84

Sugar No. 11	5.83

Wheat	7.12

Total	100.00%

Monthly Rebalance Commodity Excess Return Index

Long Futures Contracts

Coffee ‘C’	5.48%

Corn	5.99

Cotton No. 2	20.30

Lean Hogs	0.55

Live Cattle	0.73

Soybean Meal	21.32

Soybean Oil	12.84

Soybeans	19.84

Sugar No. 11	5.83

Wheat	7.12

Total	100.00%

Merrill Lynch Gold Excess Return Index

Long Futures Contracts

Gold	100.00%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2

Long Futures Contracts

Copper	100.00%

Single Commodity Index Excess Return

Long Futures Contracts

Gold	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage

Goldman Sachs Commodity i-Select Strategy 1121

Long Futures Contracts

Coffee ‘C’	5.48%

Corn	5.99

Cotton No. 2	20.30

Lean Hogs	0.55

Live Cattle	0.73

Soybean Meal	21.32

Soybean Oil	12.84

Soybeans	19.84

Sugar No. 11	5.83

Wheat	7.12

Total	100.00%

J.P. Morgan Contag Beta Gas Oil Excess Return Index

Long Futures Contracts

Gas Oil	100.00%

S&P GSCI Gold Index Excess Return

Long Futures Contracts

Gold	100.00%

MLCX Natural Gas Annual Excess Return Index

Long Futures Contracts

Natural Gas	100.00%

Abbreviations:

EMU	–European Economic and Monetary Union
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
GBP	–British Pound Sterling
JPY	–Japanese Yen
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
TONAR	–Tokyo Overnight Average Rate
USD	–U.S. Dollar

Target Risk Contribution and Notional Asset Weights as of June 30, 2022

By asset class

Asset Class	Target Risk Contribution*	Notional Asset Weights**

Equities	40.95%	67.11%

Fixed Income	23.90	74.89

Commodities	35.15	32.50

Total	100.00%	174.50%

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $150,153,599)	$154,908,519

Investments in affiliated money market funds, at value (Cost $672,165,140)	672,165,140

Other investments:
Swaps receivable – OTC	26,233

Unrealized appreciation on swap agreements – OTC	1,526,154

Premiums paid on swap agreements – OTC	6,775

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	45,944,500

Cash collateral – OTC Derivatives	4,820,000

Foreign currencies, at value (Cost $16,035,881)	15,954,368

Due from broker	2,991,000

Receivable for:
Fund shares sold	227,631

Dividends	504,525

Interest	236

Investment for trustee deferred compensation and retirement plans	85,568

Other assets	568

Total assets	899,161,217

Liabilities:
Other investments:
Variation margin payable - futures contracts	3,738,250

Swaps payable – OTC	493,687

Unrealized depreciation on swap agreements–OTC	10,713,115

Payable for:
Fund shares reacquired	540,835

Amount due custodian	699,227

Accrued fees to affiliates	729,797

Accrued trustees’ and officers’ fees and benefits	3,035

Accrued other operating expenses	67,948

Trustee deferred compensation and retirement plans	96,920

Total liabilities	17,082,814

Net assets applicable to shares outstanding	$882,078,403

Net assets consist of:
Shares of beneficial interest	$884,127,495

Distributable earnings (loss)	(2,049,092)

$882,078,403

Net Assets:
Series I	$44,516,639

Series II	$837,561,764

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,638,259

Series II	89,110,466

Series I:
Net asset value per share	$9.60

Series II:
Net asset value per share	$9.40

Consolidated Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Interest	$209,812

Dividends from affiliated money market funds	1,023,472

Total investment income	1,233,284

Expenses:
Advisory fees	4,277,788

Administrative services fees	767,301

Custodian fees	43,563

Distribution fees - Series II	1,103,828

Transfer agent fees	26,074

Trustees’ and officers’ fees and benefits	11,241

Reports to shareholders	1,424

Professional services fees	33,327

Other	37,674

Total expenses	6,302,220

Less: Fees waived	(1,873,521)

Net expenses	4,428,699

Net investment income (loss)	(3,195,415)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	13,000,713

Foreign currencies	(2,044,821)

Futures contracts	(48,011,274)

Swap agreements	(20,710,294)

(57,765,676)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,886,745

Foreign currencies	(92,108)

Futures contracts	(30,346,586)

Swap agreements	(17,362,007)

(45,913,956)

Net realized and unrealized gain (loss)	(103,679,632)

Net increase (decrease) in net assets resulting from operations	$(106,875,047)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income (loss)	$(3,195,415)	$(9,250,996)

Net realized gain (loss)	(57,765,676)	111,543,363

Change in net unrealized appreciation (depreciation)	(45,913,956)	(14,006,322)

Net increase (decrease) in net assets resulting from operations	(106,875,047)	88,286,045

Distributions to shareholders from distributable earnings:
Series I	–	(3,189,391)

Series II	–	(57,937,140)

Total distributions from distributable earnings	–	(61,126,531)

Share transactions-net:
Series I	365,670	1,372,815

Series II	7,216,748	(27,784,944)

Net increase (decrease) in net assets resulting from share transactions	7,582,418	(26,412,129)

Net increase (decrease) in net assets	(99,292,629)	747,385

Net assets:
Beginning of period	981,371,032	980,623,647

End of period	$882,078,403	$981,371,032

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$10.76	$(0.02)	$(1.14)	$(1.16)	$-	$-	$-	$-	$9.60	(10.78)%	$44,517	0.71	%(d)	1.12	%(d)	(0.44	)%(d)	58%
Year ended 12/31/21	10.48	(0.08)	1.08	1.00	(0.36)	(0.36)	-	(0.72)	10.76	9.55	49,456	0.71		1.11		(0.69)		107
Year ended 12/31/20	10.91	(0.03)	1.03	1.00	(0.87)	(0.56)	-	(1.43)	10.48	10.22	46,853	0.66	(e)	1.10		(0.25)		82
Year ended 12/31/19	9.47	0.14	1.30	1.44	-	-	-	-	10.91	15.21	45,427	0.64	(e)	1.10		1.38		94
Year ended 12/31/18	11.31	0.11	(0.79)	(0.68)	(0.14)	(0.99)	(0.03)	(1.16)	9.47	(6.46)	37,450	0.65	(e)	1.10		1.03		199
Year ended 12/31/17	11.35	0.01	1.08	1.09	(0.48)	(0.65)	-	(1.13)	11.31	10.06	39,340	0.68	(e)	1.11		0.10		52
Series II
Six months ended 06/30/22	10.55	(0.04)	(1.11)	(1.15)	-	-	-	-	9.40	(10.90)	837,562	0.96	(d)	1.37	(d)	(0.69	)(d)	58
Year ended 12/31/21	10.29	(0.10)	1.05	0.95	(0.33)	(0.36)	-	(0.69)	10.55	9.26	931,915	0.96		1.36		(0.94)		107
Year ended 12/31/20	10.73	(0.05)	1.01	0.96	(0.84)	(0.56)	-	(1.40)	10.29	9.99	933,770	0.91	(e)	1.35		(0.50)		82
Year ended 12/31/19	9.34	0.12	1.27	1.39	-	-	-	-	10.73	14.88	976,477	0.89	(e)	1.35		1.13		94
Year ended 12/31/18	11.17	0.08	(0.78)	(0.70)	(0.11)	(0.99)	(0.03)	(1.13)	9.34	(6.71)	968,329	0.90	(e)	1.35		0.78		199
Year ended 12/31/17	11.22	(0.02)	1.07	1.05	(0.45)	(0.65)	-	(1.10)	11.17	9.83	1,158,077	0.93	(e)	1.36		(0.15)		52

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.15%, 0.15%, 0.16% and 0.15% for the years ended December 31, 2020, 2019, 2018 and 2017, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

    The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

Invesco V.I. Balanced-Risk Allocation Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

Invesco V.I. Balanced-Risk Allocation Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such

Invesco V.I. Balanced-Risk Allocation Fund

agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

O.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Q.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.950%

Next $250 million	0.925%

Next $500 million	0.900%

Next $1.5 billion	0.875%

Next $2.5 billion	0.850%

Next $2.5 billion	0.825%

Next $2.5 billion	0.800%

Over $10 billion	0.775%

    For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.92%.

    The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    Effective May 1, 2022, the Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.07% and excluding certain items discussed below) of Series I shares to 0.88% and Series II shares to 1.13% of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.15% and excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense

Invesco V.I. Balanced-Risk Allocation Fund

offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended June 30, 2022, the Adviser waived advisory fees of $1,873,521.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $69,833 for accounting and fund administrative services and was reimbursed $697,468 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$–	$102,368,667	$–	$102,368,667

Commodity-Linked Securities	–	34,657,266	–	34,657,266

Money Market Funds	672,165,140	–	–	672,165,140

Options Purchased	17,882,586	–	–	17,882,586

Total Investments in Securities	690,047,726	137,025,933	–	827,073,659

Other Investments – Assets*

Futures Contracts	2,083,423	–	–	2,083,423

Swap Agreements	–	1,526,154	–	1,526,154

	2,083,423	1,526,154	–	3,609,577

Other Investments – Liabilities*

Futures Contracts	(24,232,453)	–	–	(24,232,453)

Swap Agreements	–	(10,713,115)	–	(10,713,115)

	(24,232,453)	(10,713,115)	–	(34,945,568)

Total Other Investments	(22,149,030)	(9,186,961)	–	(31,335,991)

Total Investments	$667,898,696	$127,838,972	$–	$795,737,668

*	Unrealized appreciation (depreciation).

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$2,083,423	$–	$–	$2,083,423

Unrealized appreciation on swap agreements – OTC	0	1,526,154	–	1,526,154

Options purchased, at value – Exchange-Traded(b)	–	17,882,586	–	17,882,586

Total Derivative Assets	2,083,423	19,408,740	–	21,492,163

Derivatives not subject to master netting agreements	(2,083,423)	(17,882,586)	–	(19,966,009)

Total Derivative Assets subject to master netting agreements	$0	$1,526,154	$–	$1,526,154

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(7,227,315)	$(8,048,937)	$(8,956,201)	$(24,232,453)

Unrealized depreciation on swap agreements – OTC	(6,842,708)	(3,870,407)	–	(10,713,115)

Total Derivative Liabilities	(14,070,023)	(11,919,344)	(8,956,201)	(34,945,568)

Derivatives not subject to master netting agreements	7,227,315	8,048,937	8,956,201	24,232,453

Total Derivative Liabilities subject to master netting agreements	$(6,842,708)	$(3,870,407)	$–	$(10,713,115)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)

Fund
BNP Paribas S.A.	$903,482	$(1,370,678)	$(467,196)	$-	$-	$(467,196)

Citibank, N.A.	73,712	-	73,712	-	-	73,712

Goldman Sachs International	49,312	(1,578,207)	(1,528,895)	-	840,000	(688,895)

J.P. Morgan Chase Bank, N.A.	431,630	(921,673)	(490,043)	-	-	(490,043)

Merrill Lynch International	94,251	(109,802)	(15,551)	-	-	(15,551)

Subtotal - Fund	1,552,387	(3,980,360)	(2,427,973)	-	840,000	(1,587,973)

Subsidiary
Canadian Imperial Bank of Commerce	-	(1,718,580)	(1,718,580)	-	1,450,000	(268,580)

Cargill, Inc.	-	(1,960,152)	(1,960,152)	-	1,740,000	(220,152)

Goldman Sachs International	-	(147,020)	(147,020)	-	-	(147,020)

J.P. Morgan Chase Bank, N.A.	-	(1,707,563)	(1,707,563)	-	790,000	(917,563)

Merrill Lynch International	0	(1,693,127)	(1,693,127)	-	-	(1,693,127)

Subtotal - Subsidiary	0	(7,226,442)	(7,226,442)	-	3,980,000	(3,246,442)

Total	$1,552,387	$(11,206,802)	$(9,654,415)	$-	$4,820,000	$(4,834,415)

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$38,557,691	$(29,877,307)	$(56,691,658)	$(48,011,274)

Options purchased(a)	-	(1,379,235)	-	(1,379,235)

Swap agreements	16,328,642	(37,038,936)	-	(20,710,294)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(7,834,547)	(10,036,005)	(12,476,034)	(30,346,586)

Options purchased(a)	-	8,447,472	-	8,447,472

Swap agreements	(9,440,346)	(7,921,661)	-	(17,362,007)

Total	$37,611,440	$(77,805,672)	$(69,167,692)	$(109,361,924)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

    The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Index Options Purchased	Swap Agreements

Average notional value	$886,253,185	$172,327,240	$1,101,501,421

Average contracts	–	1,702	–

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $30,414,950 and $33,665,325, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$14,455,854

Aggregate unrealized (depreciation) of investments	(51,401,930)

Net unrealized appreciation (depreciation) of investments	$(36,946,076)

    Cost of investments for tax purposes is $832,690,519.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	457,952	$4,698,478	369,779	$4,089,604

Series II	8,416,499	84,267,696	4,573,534	49,111,175

Issued as reinvestment of dividends:
Series I	-	-	298,353	3,189,392

Series II	-	-	5,523,083	57,937,139

Reacquired:
Series I	(415,046)	(4,332,808)	(544,502)	(5,906,181)

Series II	(7,616,732)	(77,050,948)	(12,555,988)	(134,833,258)

Net increase (decrease) in share activity	842,673	$7,582,418	(2,335,741)	$(26,412,129)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$892.20	$3.33	$1,021.27	$3.56	0.71%
Series II	1,000.00	891.00	4.50	1,020.03	4.81	0.96

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Balanced-Risk Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. Balanced-Risk Allocation Style Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a

Invesco V.I. Balanced-Risk Allocation Fund

particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and its contractual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses and contractual management fees. The Board requested and considered additional information from management regarding such total expenses and contractual management fees, including the differentiated client base associated with variable insurance products.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco

Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco V.I. Balanced-Risk Allocation Fund

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Balanced-Risk Allocation Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Capital Appreciation Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VICAPA-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-27.94%
Series II Shares	-28.03
S&P 500 Index▼	-19.96
Russell 1000 Growth Index▼	-28.07

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (4/3/85)	10.15%
10 Years	12.12
5 Years	11.26
1 Year	-21.81

Series II Shares
Inception (9/18/01)	7.16%
10 Years	11.85
5 Years	10.98
1 Year	-22.01

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Capital Appreciation Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Capital Appreciation Fund (renamed Invesco V.I. Capital Appreciation Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Capital Appreciation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Capital Appreciation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Capital Appreciation Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.39%
Aerospace & Defense–2.41%

L3Harris Technologies, Inc.	27,623	$ 6,676,479

Northrop Grumman Corp.	16,831	8,054,812

		14,731,291

Agricultural & Farm Machinery–0.49%

Deere & Co.	10,040	3,006,679

Application Software–4.78%

Atlassian Corp. PLC, Class A(b)	13,830	2,591,742

HubSpot, Inc.(b)	8,777	2,638,805

Intuit, Inc.	15,496	5,972,778

Roper Technologies, Inc.(c)	7,800	3,078,270

Synopsys, Inc.(b)	35,237	10,701,477

Tyler Technologies, Inc.(b)	12,986	4,317,585

		29,300,657

Asset Management & Custody Banks–0.51%

Ameriprise Financial, Inc.	13,255	3,150,448

Automobile Manufacturers–2.12%

Tesla, Inc.(b)	19,277	12,981,517

Automotive Retail–1.24%

AutoZone, Inc.(b)	3,542	7,612,183

Biotechnology–1.43%

AbbVie, Inc.	57,313	8,778,059

Construction & Engineering–1.02%

Quanta Services, Inc.(c)	49,700	6,229,398

Data Processing & Outsourced Services–3.97%

Mastercard, Inc., Class A	62,104	19,592,570

Paychex, Inc.	41,380	4,711,940

		24,304,510

Diversified Metals & Mining–0.33%

Teck Resources Ltd., Class B (Canada)	66,043	2,018,934

Environmental & Facilities Services–2.08%

Republic Services, Inc.	25,737	3,368,201

Waste Connections, Inc.	75,630	9,375,095

		12,743,296

Fertilizers & Agricultural Chemicals–0.50%

CF Industries Holdings, Inc.	35,763	3,065,962

Financial Exchanges & Data–0.52%

S&P Global, Inc.	9,411	3,172,072

Food Distributors–0.79%

Sysco Corp.	57,328	4,856,255

Food Retail–0.49%

Kroger Co. (The)	63,635	3,011,845

General Merchandise Stores–1.09%

Dollar Tree, Inc.(b)	42,621	6,642,483

	Shares	Value
Health Care Distributors–0.72%

AmerisourceBergen Corp.	31,287	$ 4,426,485

Health Care Equipment–1.75%

DexCom, Inc.(b)	51,911	3,868,927

Edwards Lifesciences Corp.(b)	39,854	3,789,717

Intuitive Surgical, Inc.(b)	15,126	3,035,939

		10,694,583

Hotels, Resorts & Cruise Lines–1.60%

Marriott International, Inc., Class A	72,202	9,820,194

Hypermarkets & Super Centers–1.74%

Costco Wholesale Corp.	22,261	10,669,252

Industrial Gases–0.93%

Linde PLC (United Kingdom)	19,865	5,711,783

Industrial REITs–0.60%

Prologis, Inc.	31,421	3,696,681

Interactive Media & Services–6.99%

Alphabet, Inc., Class C(b)	19,558	42,782,147

Internet & Direct Marketing Retail–2.91%

Amazon.com, Inc.(b)	167,571	17,797,716

Internet Services & Infrastructure–0.53%

MongoDB, Inc.(b)(c)	12,561	3,259,579

IT Consulting & Other Services–1.45%

Accenture PLC, Class A(c)	32,047	8,897,850

Life Sciences Tools & Services–3.48%

Danaher Corp.	51,577	13,075,801

Thermo Fisher Scientific, Inc.	15,188	8,251,337

		21,327,138

Managed Health Care–6.21%

Elevance Health, Inc.	28,061	13,541,677

UnitedHealth Group, Inc.	47,634	24,466,252

		38,007,929

Movies & Entertainment–1.04%

Live Nation Entertainment, Inc.(b)	77,250	6,379,305

Oil & Gas Equipment & Services–0.53%

Halliburton Co.	102,721	3,221,331

Oil & Gas Exploration & Production–1.49%

Pioneer Natural Resources Co.(c)	40,836	9,109,695

Oil & Gas Storage & Transportation–1.62%

Cheniere Energy, Inc.	74,426	9,900,891

Packaged Foods & Meats–1.24%

Hershey Co. (The)	35,260	7,586,542

Pharmaceuticals–2.37%

Eli Lilly and Co.	44,794	14,523,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

	Shares	Value
Property & Casualty Insurance–1.82%

Chubb Ltd.	40,149	$ 7,892,490

Progressive Corp. (The)	27,761	3,227,772

		11,120,262

Regional Banks–0.46%

SVB Financial Group(b)	7,096	2,802,849

Restaurants–1.26%

Chipotle Mexican Grill, Inc.(b)	2,410	3,150,497

McDonald’s Corp.	18,549	4,579,377

		7,729,874

Semiconductor Equipment–0.72%
ASML Holding N.V., New York Shares (Netherlands)	9,257	4,405,221

Semiconductors–4.62%

Advanced Micro Devices, Inc.(b)	46,859	3,583,308

Broadcom, Inc.	5,885	2,858,992

Marvell Technology, Inc.	64,206	2,794,887

Monolithic Power Systems, Inc.	22,607	8,681,992

NVIDIA Corp.	68,380	10,365,724

		28,284,903

Soft Drinks–1.26%

PepsiCo, Inc.	46,396	7,732,357

Specialized REITs–2.09%

Extra Space Storage, Inc.(c)	32,854	5,589,122

SBA Communications Corp., Class A	22,519	7,207,206

		12,796,328

Specialty Chemicals–0.98%

Albemarle Corp.	28,798	6,018,206

Systems Software–14.61%

Crowdstrike Holdings, Inc., Class A(b)(c)	34,328	5,786,328

Microsoft Corp.	253,001	64,978,247

Palo Alto Networks, Inc.(b)(c)	19,266	9,516,248

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

	Shares	Value

Systems Software–(continued)
ServiceNow, Inc.(b)	19,374	$9,212,724

		89,493,547

Technology Hardware, Storage & Peripherals–6.85%
Apple, Inc.	306,639	41,923,684

Wireless Telecommunication Services–0.75%
T-Mobile US, Inc.(b)	34,271	4,610,820

Total Common Stocks & Other Equity Interests (Cost $485,136,911)		590,336,300

Money Market Funds–2.07%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	4,429,901	4,429,901

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	3,164,107	3,163,790

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	5,062,744	5,062,744

Total Money Market Funds (Cost $12,655,959)		12,656,435

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.46% (Cost $497,792,870)		602,992,735

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.23%
Invesco Private Government Fund, 1.38%(d)(e)(f)	12,396,115	12,396,115

Invesco Private Prime Fund, 1.66%(d)(e)(f)	31,875,725	31,875,725

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,272,281)		44,271,840

TOTAL INVESTMENTS IN SECURITIES–105.69% (Cost $542,065,151)		647,264,575

OTHER ASSETS LESS LIABILITIES–(5.69)%		(34,817,793)

NET ASSETS–100.00%		$612,446,782

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 3,798,976	$43,097,728	$ (42,466,803)	$ -	$ -	$4,429,901	$ 13,039
Invesco Liquid Assets Portfolio, Institutional Class	2,713,552	30,784,092	(30,332,958)	476	(1,372)	3,163,790	8,743
Invesco Treasury Portfolio, Institutional Class	4,341,686	49,254,546	(48,533,488)	-	-	5,062,744	12,143

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$ -	$35,873,366	$(23,477,251)	$ -	$-	$12,396,115	$ 7,006*
Invesco Private Prime Fund	-	86,151,919	(54,277,383)	(441)	1,630	31,875,725	20,263*
Total	$10,854,214	$245,161,651	$(199,087,883)	$ 35	$258	$56,928,275	$ 61,194

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Information Technology	37.53%

Health Care	15.96

Consumer Discretionary	10.22

Communication Services	8.78

Industrials	5.99

Consumer Staples	5.53

Energy	3.63

Financials	3.31

Materials	2.75

Real Estate	2.69

Money Market Funds Plus Other Assets Less Liabilities	3.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $485,136,911)*	$590,336,300

Investments in affiliated money market funds, at value (Cost $56,928,240)	56,928,275

Cash	2,017,717

Foreign currencies, at value (Cost $305)	135
Receivable for:

Investments sold	9,180,151

Fund shares sold	5,446,255

Dividends	177,147

Investment for trustee deferred compensation and retirement plans	107,551

Other assets	510

Total assets	664,194,041

Liabilities:
Payable for:

Investments purchased	6,844,909

Fund shares reacquired	189,958

Collateral upon return of securities loaned	44,272,281

Accrued fees to affiliates	301,912

Accrued trustees’ and officers’ fees and benefits	2,747

Accrued other operating expenses	27,901

Trustee deferred compensation and retirement plans	107,551

Total liabilities	51,747,259

Net assets applicable to shares outstanding	$612,446,782

Net assets consist of:

Shares of beneficial interest	$272,910,825

Distributable earnings	339,535,957

$612,446,782

Net Assets:

Series I	$482,476,903

Series II	$129,969,879

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	8,179,543

Series II	2,269,572
Series I:

Net asset value per share	$ 58.99
Series II:

Net asset value per share	$ 57.27

*	At June 30, 2022, securities with an aggregate value of $43,973,360 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $3,262)	$2,618,705

Dividends from affiliated money market funds (includes securities lending income of $2,476)	36,401

Total investment income	2,655,106

Expenses:
Advisory fees	2,495,827

Administrative services fees	604,335

Custodian fees	6,300

Distribution fees - Series II	197,584

Transfer agent fees	21,185

Trustees’ and officers’ fees and benefits	10,775

Reports to shareholders	2,251

Professional services fees	20,780

Other	5,895

Total expenses	3,364,932

Less: Fees waived	(301,277)

Net expenses	3,063,655

Net investment income (loss)	(408,549)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	7,720,195

Affiliated investment securities	258

Foreign currencies	1,130

7,721,583

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(252,429,262)

Affiliated investment securities	35

Foreign currencies	(3,387)

(252,432,614)

Net realized and unrealized gain (loss)	(244,711,031)

Net increase (decrease) in net assets resulting from operations	$(245,119,580)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income (loss)	$(408,549)	$(3,562,583)

Net realized gain	7,721,583	238,990,531

Change in net unrealized appreciation (depreciation)	(252,432,614)	(55,686,365)

Net increase (decrease) in net assets resulting from operations	(245,119,580)	179,741,583

Distributions to shareholders from distributable earnings:
Series I	–	(35,407,065)

Series II	–	(12,047,935)

Total distributions from distributable earnings	–	(47,455,000)

Share transactions–net:
Series I	(14,936,774)	(38,987,718)

Series II	(40,296,047)	(22,413,761)

Net increase (decrease) in net assets resulting from share transactions	(55,232,821)	(61,401,479)

Net increase (decrease) in net assets	(300,352,401)	70,885,104

Net assets:
Beginning of period	912,799,183	841,914,079

End of period	$612,446,782	$912,799,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/22	$81.86	$(0.02)	$(22.85)	$(22.87)	$–	$–	$–	$58.99	(27.94)%	$482,477	0.80	%(e)	0.88	%(e)	(0.06	)%(e)	38%
Year ended 12/31/21	70.34	(0.26)	16.12	15.86	–	(4.34)	(4.34)	81.86	22.57	686,517	0.80		0.84		(0.34)		91
Year ended 12/31/20	59.77	(0.08)	21.00	20.92	–	(10.35)	(10.35)	70.34	36.59	626,304	0.80		0.88		(0.12)		37
Year ended 12/31/19	48.50	0.06	16.80	16.86	(0.04)	(5.55)	(5.59)	59.77	36.20	538,247	0.80		0.88		0.10		73
Year ended 12/31/18	55.70	0.09	(2.71)	(2.62)	(0.19)	(4.39)	(4.58)	48.50	(5.73)	460,708	0.80		0.85		0.16		27
Year ended 12/31/17	48.36	0.15	12.33	12.48	(0.13)	(5.01)	(5.14)	55.70	26.83	556,227	0.80		0.82		0.29		26
Series II
Six months ended 06/30/22	79.58	(0.10)	(22.21)	(22.31)	–	–	–	57.27	(28.03)	129,970	1.05	(e)	1.13	(e)	(0.31	)(e)	38
Year ended 12/31/21	68.64	(0.45)	15.73	15.28	–	(4.34)	(4.34)	79.58	22.28	226,282	1.05		1.09		(0.59)		91
Year ended 12/31/20	58.67	(0.23)	20.55	20.32	–	(10.35)	(10.35)	68.64	36.24	215,610	1.05		1.13		(0.37)		37
Year ended 12/31/19	47.78	(0.08)	16.52	16.44	–	(5.55)	(5.55)	58.67	35.84	200,741	1.05		1.13		(0.15)		73
Year ended 12/31/18	54.89	(0.05)	(2.67)	(2.72)	–	(4.39)	(4.39)	47.78	(5.96)	141,790	1.05		1.10		(0.09)		27
Year ended 12/31/17	47.73	0.02	12.16	12.18	(0.01)	(5.01)	(5.02)	54.89	26.50	316,864	1.05		1.07		0.04		26

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Capital Appreciation Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the rate applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The estimate state tax rate is based on a periodic analysis of the Fund’s holdings. Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred taxes reflect estimates of (i) taxes on net unrealized gains (losses), which are attributable to the difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes, and (iii) the net tax benefit of accumulated net operating losses, capital loss carryforwards and other tax attributes.

The Fund’s deferred tax asset (“DTA”) and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. A DTA will be recognized for temporary book/tax differences, net of unrealized losses, and carryforwards (net operating losses, capital loss carryforward, or tax credits). To the extent the Fund has a DTA, the Fund will assess whether a valuation allowance is required to offset the value of a portion, or all, of the DTA. Prior year capital gains (carrybacks), unrealized net gains, future reversals of existing taxable timing differences, forecast of future profitability (based on historical evidence), potential tax planning strategies, unsettled circumstances, and other evidence will be used in determining the valuation allowance. The valuation allowance is reviewed periodically and the Fund may modify its estimates or assumptions regarding the net deferred tax asset or liability balances and any applicable valuation allowance. The Fund recognizes interest and penalties associated with underpayment of federal and state income taxes, if any, in tax expense. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.

Invesco V.I. Capital Appreciation Fund

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Upto $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Over $1 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $301,277.

Invesco V.I. Capital Appreciation Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $51,518 for accounting and fund administrative services and was reimbursed $552,817 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $5,211 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$590,336,300	$–	$–	$590,336,300

Money Market Funds	12,656,435	44,271,840	–	56,928,275

Total Investments	$602,992,735	$44,271,840	$–	$647,264,575

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. Capital Appreciation Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $273,889,821 and $343,044,069, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$148,428,675

Aggregate unrealized (depreciation) of investments	(45,502,466)

Net unrealized appreciation of investments	$102,926,209

    Cost of investments for tax purposes is $544,338,366.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	216,708	$14,223,970	209,804	$16,035,979

Series II	71,312	4,560,143	82,230	6,046,853

Issued as reinvestment of dividends:
Series I	-	-	433,698	35,407,065

Series II	-	-	151,756	12,047,930

Reacquired:
Series I	(423,140)	(29,160,744)	(1,161,400)	(90,430,762)

Series II	(645,275)	(44,856,190)	(531,413)	(40,508,544)

Net increase (decrease) in share activity	(780,395)	$(55,232,821)	(815,325)	$(61,401,479)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Capital Appreciation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$720.60	$3.41	$1,020.83	$4.01	0.80%
Series II	1,000.00	719.70	4.48	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Capital Appreciation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Capital Appreciation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index). The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was

Invesco V.I. Capital Appreciation Fund

created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s investment process and portfolio management team underwent changes in December 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were in the fourth and fifth quintiles, respectively, of its expense group and discussed with management reasons for such relative actual management fees and total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted

that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the

Invesco V.I. Capital Appreciation Fund

federal securities laws and consistent with best execution obligations.

Invesco V.I. Capital Appreciation Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Comstock Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VICOM-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-7.43%
Series II Shares	-7.55
S&P 500 Index▼ (Broad Market Index)	-19.96
Russell 1000 Value Index▼ (Style-Specific Index)	-12.86
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	-12.68

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (4/30/99)	7.36%
10 Years	11.06
5 Years	8.95
1 Year	-0.38

Series II Shares
Inception (9/18/00)	7.35%
10 Years	10.79
5 Years	8.68
1 Year	-0.63

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Comstock Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Comstock Fund (renamed Invesco V.I. Comstock Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Comstock Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Comstock Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Comstock Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.19%
Aerospace & Defense–0.89%

Textron, Inc.	194,434	$ 11,874,084

Air Freight & Logistics–2.31%

FedEx Corp.	135,573	30,735,755

Apparel, Accessories & Luxury Goods–0.79%

Ralph Lauren Corp.(b)	117,011	10,490,036

Asset Management & Custody Banks–1.65%

State Street Corp.	357,335	22,029,703

Automobile Manufacturers–1.47%

General Motors Co.(c)	614,541	19,517,822

Building Products–1.77%

Johnson Controls International PLC	492,166	23,564,908

Cable & Satellite–1.45%

Comcast Corp., Class A	491,922	19,303,019

Casinos & Gaming–1.37%

Las Vegas Sands Corp.(c)	544,159	18,278,301

Communications Equipment–2.83%

Cisco Systems, Inc.	617,241	26,319,156

F5, Inc.(c)	74,275	11,367,046

		37,686,202

Construction Machinery & Heavy Trucks–3.08%

Caterpillar, Inc.	115,291	20,609,419

Wabtec Corp.	248,852	20,425,772

		41,035,191

Diversified Banks–7.48%

Bank of America Corp.	1,067,422	33,228,847

Citigroup, Inc.	461,307	21,215,509

JPMorgan Chase & Co.	123,877	13,949,789

Wells Fargo & Co.	796,162	31,185,665

		99,579,810

Electric Utilities–0.37%

Exelon Corp.	109,587	4,966,483

Electrical Components & Equipment–3.11%

Eaton Corp. PLC	169,007	21,293,192

Emerson Electric Co.	252,648	20,095,622

		41,388,814

Fertilizers & Agricultural Chemicals–2.17%

CF Industries Holdings, Inc.	213,843	18,332,760

Corteva, Inc.	194,690	10,540,517

		28,873,277

Health Care Distributors–3.33%

Henry Schein, Inc.(c)	198,859	15,260,440

McKesson Corp.	89,018	29,038,562

		44,299,002

	Shares	Value
Health Care Equipment–2.06%

Becton, Dickinson and Co.	67,884	$ 16,735,443

Medtronic PLC	118,378	10,624,425

		27,359,868

Health Care Facilities–1.78%

HCA Healthcare, Inc.	74,485	12,517,949

Universal Health Services, Inc., Class B(b)	110,515	11,129,966

		23,647,915

Health Care Services–1.98%

CVS Health Corp.	284,768	26,386,603

Health Care Supplies–0.47%

DENTSPLY SIRONA, Inc.	176,580	6,309,203

Hotel & Resort REITs–0.70%

Host Hotels & Resorts, Inc.(b)	598,224	9,380,152

Hotels, Resorts & Cruise Lines–1.58%

Booking Holdings, Inc.(c)	12,041	21,059,589

Household Products–2.80%

Colgate-Palmolive Co.	159,341	12,769,588

Kimberly-Clark Corp.	181,483	24,527,427

		37,297,015

Industrial Conglomerates–0.93%

General Electric Co.(b)	195,044	12,418,452

Integrated Oil & Gas–5.28%

Chevron Corp.	231,210	33,474,584

Exxon Mobil Corp.	90,757	7,772,429

Suncor Energy, Inc. (Canada)	826,441	28,983,286

		70,230,299

Interactive Media & Services–0.77%

Meta Platforms, Inc., Class A(c)	63,340	10,213,575

Internet & Direct Marketing Retail–0.37%

eBay, Inc.	116,625	4,859,764

Investment Banking & Brokerage–2.50%

Goldman Sachs Group, Inc. (The)	64,238	19,079,971

Morgan Stanley	187,167	14,235,922

		33,315,893

IT Consulting & Other Services–3.23%

Cognizant Technology Solutions Corp., Class A	335,103	22,616,101

DXC Technology Co.(c)	670,608	20,326,129

		42,942,230

Life & Health Insurance–1.07%

MetLife, Inc.	227,365	14,276,248

Managed Health Care–3.74%

Elevance Health, Inc.	77,446	37,373,890

Humana, Inc.	26,539	12,422,110

		49,796,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

	Shares	Value
Multi-line Insurance–2.16%

American International Group, Inc.	561,404	$ 28,704,587

Oil & Gas Exploration & Production–6.08%

ConocoPhillips	188,624	16,940,321

Devon Energy Corp.	250,354	13,797,009

Hess Corp.(b)	182,559	19,340,300

Marathon Oil Corp.	659,139	14,817,445

Pioneer Natural Resources Co.(b)	72,158	16,097,007

		80,992,082

Packaged Foods & Meats–0.78%

Kraft Heinz Co. (The)	270,909	10,332,469

Paper Packaging–1.72%

International Paper Co.(b)	547,739	22,911,922

Pharmaceuticals–6.48%

Bristol-Myers Squibb Co.	227,147	17,490,319

Johnson & Johnson	152,905	27,142,167

Merck & Co., Inc.	222,895	20,321,337

Sanofi, ADR (France)	427,311	21,378,369

		86,332,192

Property & Casualty Insurance–1.04%

Allstate Corp. (The)	109,592	13,888,594

Regional Banks–4.49%

Citizens Financial Group, Inc.	449,314	16,036,016

Fifth Third Bancorp(b)	483,978	16,261,661

Huntington Bancshares, Inc.(b)	1,133,560	13,636,727

M&T Bank Corp.	86,984	13,864,380

		59,798,784

Semiconductors–3.35%

Intel Corp.	215,923	8,077,679

NXP Semiconductors N.V. (China)	138,058	20,436,726

QUALCOMM, Inc.	126,289	16,132,157

		44,646,562

Soft Drinks–1.22%

Coca-Cola Co. (The)	258,462	16,259,844

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Systems Software–1.55%
Microsoft Corp.	80,266	$20,614,717

Tobacco–2.80%
Philip Morris International, Inc. (Switzerland)	376,916	37,216,686

Wireless Telecommunication Services–1.19%
T-Mobile US, Inc.(c)	117,875	15,858,903

Total Common Stocks & Other Equity Interests (Cost $931,802,816)		1,280,672,555

Money Market Funds–3.65%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	16,926,291	16,926,291

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	12,380,485	12,379,247

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	19,344,333	19,344,333

Total Money Market Funds (Cost $48,648,065)		48,649,871

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $980,450,881)		1,329,322,426

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.41%
Invesco Private Government Fund, 1.38%(d)(e)(f)	23,879,941	23,879,941

Invesco Private Prime Fund, 1.66%(d)(e)(f)	61,405,562	61,405,562

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,285,503)		85,285,503

TOTAL INVESTMENTS IN SECURITIES–106.25% (Cost $1,065,736,384)		1,414,607,929

OTHER ASSETS LESS LIABILITIES–(6.25)%		(83,155,653)

NET ASSETS-100.00%		$1,331,452,276

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,679,687	$65,049,636	$ (60,803,032)	$-	$-	$16,926,291	$ 16,396
Invesco Liquid Assets Portfolio, Institutional Class	9,348,262	46,464,026	(43,430,738)	1,840	(4,143)	12,379,247	24,326
Invesco Treasury Portfolio, Institutional Class	14,491,071	74,342,441	(69,489,179)	-	-	19,344,333	32,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$655,872	$178,574,147	$(155,350,078)	$-	$-	$23,879,941	$ 27,112*
Invesco Private Prime Fund	1,530,368	399,231,552	(339,340,270)	-	(16,088)	61,405,562	78,877*
Total	$38,705,260	$763,661,802	$(668,413,297)	$1,840	$(20,231)	$133,935,374	$178,743

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk

07/22/2022	Deutsche Bank AG	USD	3,269,297	CAD	4,237,214	$ 22,531

07/22/2022	Deutsche Bank AG	USD	283,947	EUR	271,280	655

07/22/2022	Royal Bank of Canada	CAD	21,878,797	USD	17,000,384	3,077

07/22/2022	Royal Bank of Canada	EUR	663,623	USD	703,625	7,414

07/22/2022	Royal Bank of Canada	USD	1,724,394	CAD	2,235,155	12,063
Subtotal–Appreciation						45,740

Currency Risk

07/22/2022	Canadian Imperial Bank of Commerce	CAD	1,412,177	USD	1,096,691	(408)

07/22/2022	Royal Bank of Canada	CAD	1,960,504	USD	1,517,201	(5,885)

07/22/2022	Royal Bank of Canada	EUR	10,373,565	USD	10,834,659	(48,315)
Subtotal–Depreciation						(54,608)
Total Forward Foreign Currency Contracts						$ (8,868)

Abbreviations:

CAD - Canadian Dollar

EUR - Euro

USD - U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Financials	20.40%

Health Care	19.84

Industrials	12.09

Energy	11.36

Information Technology	10.96

Consumer Staples	7.59

Consumer Discretionary	5.57

Materials	3.89

Communication Services	3.41

Other Sectors, Each Less than 2% of Net Assets	1.08

Money Market Funds Plus Other Assets Less Liabilities	3.81

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $931,802,816)*	$1,280,672,555

Investments in affiliated money market funds, at value (Cost $133,933,568)	133,935,374

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	45,740

Cash	383,662

Foreign currencies, at value (Cost $53)	482

Receivable for:
Investments sold	5,316,795

Fund shares sold	1,382,133

Dividends	2,963,948

Investment for trustee deferred compensation and retirement plans	159,899

Other assets	860

Total assets	1,424,861,448

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	54,608

Payable for:
Investments purchased	455,056

Fund shares reacquired	6,451,739

Collateral upon return of securities loaned	85,285,503

Accrued fees to affiliates	897,101

Accrued trustees’ and officers’ fees and benefits	3,327

Accrued other operating expenses	83,547

Trustee deferred compensation and retirement plans	178,291

Total liabilities	93,409,172

Net assets applicable to shares outstanding	$1,331,452,276

Net assets consist of:
Shares of beneficial interest	$816,270,419

Distributable earnings	515,181,857

$1,331,452,276

Net Assets:
Series I	$190,629,307

Series II	$1,140,822,969

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,741,120

Series II	58,630,908

Series I:
Net asset value per share	$19.57

Series II:
Net asset value per share	$19.46

*	At June 30, 2022, securities with an aggregate value of $82,649,129 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $248,747)	$18,303,805

Dividends from affiliated money market funds (includes securities lending income of $25,740)	98,494

Total investment income	18,402,299

Expenses:
Advisory fees	4,263,360

Administrative services fees	1,242,719

Custodian fees	12,836

Distribution fees - Series II	1,614,896

Transfer agent fees	38,811

Trustees’ and officers’ fees and benefits	12,905

Reports to shareholders	1,755

Professional services fees	21,904

Other	6,327

Total expenses	7,215,513

Less: Fees waived	(15,982)

Net expenses	7,199,531

Net investment income	11,202,768

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	113,302,759

Affiliated investment securities	(20,231)

Foreign currencies	(43,344)

Forward foreign currency contracts	1,035,017

114,274,201

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(235,430,685)

Affiliated investment securities	1,840

Foreign currencies	3

Forward foreign currency contracts	249,332

(235,179,510)

Net realized and unrealized gain (loss)	(120,905,309)

Net increase (decrease) in net assets resulting from operations	$(109,702,541)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$11,202,768	$19,609,058

Net realized gain	114,274,201	111,004,656

Change in net unrealized appreciation (depreciation)	(235,179,510)	284,252,375

Net increase (decrease) in net assets resulting from operations	(109,702,541)	414,866,089

Distributions to shareholders from distributable earnings:
Series I	–	(3,720,325)

Series II	–	(20,542,786)

Total distributions from distributable earnings	–	(24,263,111)

Share transactions-net:
Series I	(6,267,969)	(23,075,037)

Series II	(88,559,378)	(158,052,169)

Net increase (decrease) in net assets resulting from share transactions	(94,827,347)	(181,127,206)

Net increase (decrease) in net assets	(204,529,888)	209,475,772

Net assets:
Beginning of period	1,535,982,164	1,326,506,392

End of period	$1,331,452,276	$1,535,982,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/22	$21.14	$0.18	$(1.75)	$(1.57)	$ –	$ –	$ –	$19.57	(7.43)%	$ 190,629	0.74%(d)	0.74%(d)	1.71%(d)	14%
Year ended 12/31/21	16.13	0.30	5.07	5.37	(0.36)	–	(0.36)	21.14	33.36	212,550	0.74	0.74	1.53	16
Year ended 12/31/20	17.16	0.32	(0.59)	(0.27)	(0.36)	(0.40)	(0.76)	16.13	(0.85)	181,594	0.75	0.75	2.24	38
Year ended 12/31/19	16.12	0.37	3.45	3.82	(0.37)	(2.41)	(2.78)	17.16	25.30	199,521	0.74	0.74	2.09	21
Year ended 12/31/18	20.62	0.33	(2.41)	(2.08)	(0.36)	(2.06)	(2.42)	16.12	(12.16)	214,084	0.75	0.75	1.63	19
Year ended 12/31/17	18.69	0.28	2.94	3.22	(0.44)	(0.85)	(1.29)	20.62	17.85	270,651	0.75	0.75	1.47	13
Series II
Six months ended 06/30/22	21.05	0.15	(1.74)	(1.59)	–	–	–	19.46	(7.55)	1,140,823	0.99(d)	0.99(d)	1.46(d)	14
Year ended 12/31/21	16.07	0.25	5.05	5.30	(0.32)	–	(0.32)	21.05	33.04	1,323,433	0.99	0.99	1.28	16
Year ended 12/31/20	17.09	0.28	(0.58)	(0.30)	(0.32)	(0.40)	(0.72)	16.07	(1.09)	1,144,913	1.00	1.00	1.99	38
Year ended 12/31/19	16.06	0.32	3.44	3.76	(0.32)	(2.41)	(2.73)	17.09	24.94	1,240,109	0.99	0.99	1.84	21
Year ended 12/31/18	20.54	0.28	(2.40)	(2.12)	(0.30)	(2.06)	(2.36)	16.06	(12.37)	1,098,666	1.00	1.00	1.38	19
Year ended 12/31/17	18.62	0.23	2.93	3.16	(0.39)	(0.85)	(1.24)	20.54	17.58	1,643,281	1.00	1.00	1.22	13

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Comstock Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $1,341 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. Comstock Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.600%
Next $500 million	0.550%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $15,982.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $114,548 for accounting and fund administrative services and was reimbursed $1,128,171 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase

Invesco V.I. Comstock Fund

and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $1,339 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,280,672,555	$–	$–	$1,280,672,555

Money Market Funds	48,649,871	85,285,503	–	133,935,374

Total Investments in Securities	1,329,322,426	85,285,503	–	1,414,607,929

Other Investments - Assets*

Forward Foreign Currency Contracts	–	45,740	–	45,740

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(54,608)	–	(54,608)

Total Other Investments	–	(8,868)	–	(8,868)

Total Investments	$1,329,322,426	$85,276,635	$–	$1,414,599,061

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$45,740

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$45,740

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(54,608)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(54,608)

Invesco V.I. Comstock Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Canadian Imperial Bank of Commerce	$ –	$ (408)	$(408)	$–	$–	$(408)

Deutsche Bank AG	23,186	–	23,186	–	–	23,186

Royal Bank of Canada	22,554	(54,200)	(31,646)	–	–	(31,646)

Total	$45,740	$(54,608)	$(8,868)	$–	$–	$(8,868)

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Currency
Risk

Realized Gain:
Forward foreign currency contracts	$1,035,017

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	249,332

Total	$1,284,349

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$38,721,175

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

Invesco V.I. Comstock Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $205,399,669 and $317,969,819, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$368,040,934

Aggregate unrealized (depreciation) of investments	(39,562,800)

Net unrealized appreciation of investments	$328,478,134

Cost of investments for tax purposes is $1,086,120,927.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	1,207,264	$26,113,872	1,134,757	$22,239,616

Series II	3,157,882	67,518,522	3,425,435	67,116,132

Issued as reinvestment of dividends:
Series I	-	-	179,726	3,720,325

Series II	-	-	996,739	20,542,786

Reacquired:
Series I	(1,518,331)	(32,381,841)	(2,519,229)	(49,034,978)

Series II	(7,399,148)	(156,077,900)	(12,795,370)	(245,711,087)

Net increase (decrease) in share activity	(4,552,333)	$(94,827,347)	(9,577,942)	$(181,127,206)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/22)	(06/30/22)[1]	Period[2]	(06/30/22)	Period[2]	Ratio
Series I	$1,000.00	$925.70	$3.53	$1,021.12	$3.71	0.74%
Series II	1,000.00	924.50	4.72	1,019.89	4.96	0.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board noted that the Fund underwent an

Invesco V.I. Comstock Fund

investment process change in September 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco

Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The

Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco

Invesco V.I. Comstock Fund

Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Comstock Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Conservative Balanced Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VICBAL-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-16.02%
Series II Shares	-16.05
Russell 3000 Index▼	-21.10
Bloomberg U.S. Aggregate Bond Index▼	-10.35
Custom Invesco V.I. Conservative Balanced Index∎	-13.94

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Custom Invesco V.I. Conservative Balanced Index is composed of 65% Bloomberg U.S. Aggregate Bond Index and 35% Russell 3000® Index.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (2/9/87)	6.67%
10 Years	6.12
5 Years	4.24
1 Year	-13.33

Series II Shares
Inception (5/1/02)	3.77%
10 Years	5.86
5 Years	3.99
1 Year	-13.52

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Conservative Balanced Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Conservative Balanced Fund (renamed Invesco V.I. Conservative Balanced Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Conservative Balanced Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Conservative Balanced Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Conservative Balanced Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–37.71%
Aerospace & Defense–0.60%

Raytheon Technologies Corp.	10,517	$ 1,010,789

Agricultural & Farm Machinery–0.35%

Deere & Co.	1,943	581,870

Air Freight & Logistics–0.60%

United Parcel Service, Inc., Class B(b)	5,504	1,004,700

Airlines–0.13%

Spirit Airlines, Inc.(c)	8,980	214,083

Apparel Retail–0.18%

Ross Stores, Inc.	4,343	305,009

Application Software–0.75%

Consensus Cloud Solutions, Inc.(c)	766	33,459

Manhattan Associates, Inc.(c)	1,364	156,315

salesforce.com, inc.(c)	3,974	655,869

Synopsys, Inc.(c)	1,349	409,691

		1,255,334

Automobile Manufacturers–0.48%

General Motors Co.(c)	9,343	296,734

Tesla, Inc.(c)	761	512,472

		809,206

Biotechnology–0.28%

Seagen, Inc.(c)	2,675	473,314

Cable & Satellite–0.25%

Charter Communications, Inc., Class A(c)	880	412,306

Communications Equipment–0.33%

Motorola Solutions, Inc.(b)	2,634	552,086

Construction Materials–0.30%

Vulcan Materials Co.	3,548	504,171

Consumer Finance–0.33%

Capital One Financial Corp.	5,330	555,333

Data Processing & Outsourced Services–1.09%

Mastercard, Inc., Class A	5,795	1,828,207

Diversified Banks–0.97%

JPMorgan Chase & Co.	14,382	1,619,557

Diversified Metals & Mining–0.16%

Compass Minerals International, Inc.	7,603	269,070

Electric Utilities–0.67%

Avangrid, Inc.(b)	15,439	712,047

PPL Corp.	15,411	418,100

		1,130,147

Electrical Components & Equipment–0.61%

Hubbell, Inc.	1,795	320,551

Regal Rexnord Corp.	3,757	426,495

	Shares	Value
Electrical Components & Equipment–(continued)

Rockwell Automation, Inc.	1,422	$ 283,419

		1,030,465

Environmental & Facilities Services–0.21%

Waste Connections, Inc.	2,782	344,857

Financial Exchanges & Data–0.58%

Intercontinental Exchange, Inc.	10,390	977,076

Gas Utilities–0.80%

ONE Gas, Inc.	8,165	662,916

Suburban Propane Partners L.P.	44,185	674,263

		1,337,179

Health Care Equipment–0.47%

Boston Scientific Corp.(c)	13,730	511,717

DexCom, Inc.(c)	3,600	268,308

		780,025

Health Care Facilities–0.63%

HCA Healthcare, Inc.	3,108	522,331

Tenet Healthcare Corp.(c)	10,256	539,055

		1,061,386

Home Improvement Retail–0.16%

Home Depot, Inc. (The)	988	270,979

Homebuilding–0.31%

D.R. Horton, Inc.	7,815	517,275

Hotels, Resorts & Cruise Lines–0.32%

Airbnb, Inc., Class A(c)	2,565	228,490

Wyndham Hotels & Resorts, Inc.	4,771	313,550

		542,040

Household Products–0.66%

Procter & Gamble Co. (The)	7,681	1,104,451

Human Resource & Employment Services–0.31%

Korn Ferry	8,984	521,252

Hypermarkets & Super Centers–0.51%

Walmart, Inc.	7,067	859,206

Industrial Conglomerates–0.30%

Honeywell International, Inc.	2,936	510,306

Industrial Machinery–0.32%

Otis Worldwide Corp.	7,682	542,887

Industrial REITs–0.82%

Prologis, Inc.	11,664	1,372,270

Insurance Brokers–0.45%

Arthur J. Gallagher & Co.	4,662	760,092

Integrated Oil & Gas–0.91%

Exxon Mobil Corp.	17,761	1,521,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Shares	Value
Integrated Telecommunication Services–1.32%

Verizon Communications, Inc.	43,696	$ 2,217,572

Interactive Home Entertainment–0.37%

Electronic Arts, Inc.	5,053	614,697

Interactive Media & Services–1.86%

Alphabet, Inc., Class A(c)	1,313	2,861,368

Bumble, Inc., Class A(c)	3,084	86,815

Ziff Davis, Inc.(c)	2,299	171,344

		3,119,527

Internet & Direct Marketing Retail–1.76%

Amazon.com, Inc.(c)	27,800	2,952,638

Investment Banking & Brokerage–0.44%

Raymond James Financial, Inc.	8,267	739,152

IT Consulting & Other Services–0.19%

Amdocs Ltd.	3,893	324,326

Leisure Facilities–0.12%

Cedar Fair L.P.(c)	4,418	193,994

Life Sciences Tools & Services–0.23%

Avantor, Inc.(c)	12,554	390,429

Managed Health Care–1.39%

Molina Healthcare, Inc.(c)	1,224	342,243

UnitedHealth Group, Inc.	3,853	1,979,016

		2,321,259

Metal & Glass Containers–0.31%

Silgan Holdings, Inc.	12,636	522,499

Office REITs–0.16%

Alexandria Real Estate Equities, Inc.	1,859	269,611

Oil & Gas Exploration & Production–0.71%

APA Corp.	9,267	323,418

Chesapeake Energy Corp.	6,524	529,097

CNX Resources Corp.(c)	20,220	332,821

		1,185,336

Oil & Gas Storage & Transportation–0.28%

Energy Transfer L.P.	47,067	469,729

Pharmaceuticals–2.49%

AstraZeneca PLC, ADR (United Kingdom)	12,642	835,257

Bayer AG (Germany)	10,285	611,068

Catalent, Inc.(c)	3,807	408,453

Eli Lilly and Co.	3,470	1,125,078

Johnson & Johnson	6,682	1,186,122

		4,165,978

Property & Casualty Insurance–0.62%

Allstate Corp. (The)	8,226	1,042,481

Regional Banks–0.59%

East West Bancorp, Inc.	7,053	457,034

First Citizens BancShares, Inc., Class A	823	538,061

		995,095

Research & Consulting Services–0.22%

CACI International, Inc., Class A(c)	1,315	370,541

	Shares	Value
Semiconductor Equipment–0.45%

Applied Materials, Inc.	8,251	$ 750,676

Semiconductors–1.54%

Advanced Micro Devices, Inc.(c)	9,946	760,571

NVIDIA Corp.	6,597	1,000,039

QUALCOMM, Inc.	6,359	812,299

		2,572,909

Soft Drinks–0.66%

Coca-Cola Co. (The)	17,521	1,102,246

Specialty Chemicals–0.22%

NewMarket Corp.	1,252	376,802

Systems Software–4.09%

Microsoft Corp.	18,135	4,657,612

VMware, Inc., Class A	19,218	2,190,468

		6,848,080

Technology Hardware, Storage & Peripherals–1.85%

Apple, Inc.	22,650	3,096,708

Total Common Stocks & Other Equity Interests (Cost $51,930,029)		63,220,265

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–23.44%
Advertising–0.03%

Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$ 19,000	19,023

WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	33,000	32,256

		51,279

Aerospace & Defense–0.12%

BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	26,000	25,564

L3Harris Technologies, Inc., 3.85%, 06/15/2023	31,000	31,007
Lockheed Martin Corp.,

4.15%, 06/15/2053	74,000	69,221

4.30%, 06/15/2062	86,000	80,964

		206,756

Agricultural & Farm Machinery–0.24%

Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	125,000	103,306
Cargill, Inc.,

3.63%, 04/22/2027(d)	101,000	99,274

4.00%, 06/22/2032(d)	123,000	120,513

4.38%, 04/22/2052(d)	86,000	82,891

		405,984

Airlines–0.37%
American Airlines Pass-Through Trust,

Series 2021-1, Class B, 3.95%, 07/11/2030	106,000	88,761
Series 2021-1, Class A, 2.88%, 07/11/2034	124,000	105,981

British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	56,841	50,227

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Airlines–(continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.,

4.50%, 10/20/2025(d)	$84,809	$ 82,486

4.75%, 10/20/2028(d)	189,763	179,401

United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	111,783	110,028

		616,884

Apparel Retail–0.02%

Ross Stores, Inc., 3.38%, 09/15/2024	36,000	35,406

Application Software–0.28%
salesforce.com, inc.,

2.90%, 07/15/2051	118,000	89,371

3.05%, 07/15/2061	72,000	52,806
Workday, Inc.,

3.70%, 04/01/2029	144,000	134,836

3.80%, 04/01/2032	204,000	186,613

		463,626

Asset Management & Custody Banks–0.48%

Ameriprise Financial, Inc., 4.50%, 05/13/2032	80,000	78,750

Bank of New York Mellon Corp. (The), Series I, 3.75%(e)(f)	243,000	198,976
Blackstone Secured Lending Fund,

2.75%, 09/16/2026	152,000	132,922

2.13%, 02/15/2027	89,000	74,515

2.85%, 09/30/2028	55,000	44,408

Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	27,000	26,896

CI Financial Corp. (Canada), 3.20%, 12/17/2030	58,000	45,410

FS KKR Capital Corp., 1.65%, 10/12/2024	63,000	56,095

KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	111,000	109,724

State Street Corp., 4.42%, 05/13/2033(e)	40,000	39,483

		807,179

Automobile Manufacturers–0.54%
BMW US Capital LLC (Germany),

2.38% (SOFR + 0.84%), 04/01/2025(d)(g)	77,000	76,352

3.45%, 04/01/2027(d)	86,000	83,904

3.70%, 04/01/2032(d)	99,000	93,504

Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(d)	149,000	149,044
General Motors Financial Co., Inc.,

4.15%, 06/19/2023	29,000	29,028

3.80%, 04/07/2025	95,000	92,740

5.00%, 04/09/2027	147,000	144,324
Hyundai Capital America,

5.75%, 04/06/2023(d)	41,000	41,626

4.13%, 06/08/2023(d)	53,000	52,968

2.00%, 06/15/2028(d)	81,000	68,181

Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(d)	82,000	69,176

		900,847

	Principal Amount	Value
Automotive Retail–0.10%

Advance Auto Parts, Inc., 1.75%, 10/01/2027	$117,000	$ 99,520

O’Reilly Automotive, Inc., 4.70%, 06/15/2032	67,000	66,801

		166,321

Biotechnology–0.22%

AbbVie, Inc., 3.85%, 06/15/2024	65,000	64,986
CSL Finance PLC (Australia),

3.85%, 04/27/2027(d)	57,000	56,509

4.05%, 04/27/2029(d)	44,000	43,236

4.25%, 04/27/2032(d)	59,000	57,755

4.63%, 04/27/2042(d)	43,000	41,308

4.75%, 04/27/2052(d)	67,000	64,191

4.95%, 04/27/2062(d)	50,000	48,052

		376,037

Brewers–0.01%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	15,000	19,397

Building Products–0.03%

Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	30,000	23,902

Masco Corp., 1.50%, 02/15/2028	41,000	34,439

		58,341

Cable & Satellite–0.21%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,

2.94% (3 mo. USD LIBOR + 1.65%), 02/01/2024(g)	87,000	87,692

3.50%, 06/01/2041	50,000	35,074

3.50%, 03/01/2042	103,000	71,640

3.90%, 06/01/2052	80,000	55,691

3.85%, 04/01/2061	73,000	48,149

4.40%, 12/01/2061	36,000	25,965

Comcast Corp., 2.65%, 08/15/2062	41,000	26,524

		350,735

Communications Equipment–0.01%

Motorola Solutions, Inc., 4.60%, 02/23/2028	23,000	22,266

Computer & Electronics Retail–0.02%

Leidos, Inc., 2.30%, 02/15/2031	47,000	37,490

Consumer Finance–0.09%

American Express Co., 4.99%, 05/26/2033(e)	134,000	134,214

Synchrony Financial, 4.25%, 08/15/2024	22,000	21,887

		156,101

Data Processing & Outsourced Services–0.08%

PayPal Holdings, Inc., 5.05%, 06/01/2052	134,000	133,245

Distillers & Vintners–0.08%

Pernod Ricard S.A. (France), 4.25%, 07/15/2022(d)	134,000	134,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Distributors–0.04%

Genuine Parts Co., 2.75%, 02/01/2032	$86,000	$ 71,251

Diversified Banks–5.32%
Bank of America Corp.,

3.37%, 01/23/2026(e)	28,000	27,154

4.38%, 04/27/2028(e)	235,000	231,565

4.27%, 07/23/2029(e)	15,000	14,429

2.69%, 04/22/2032(e)	120,000	100,849

2.57%, 10/20/2032(e)	68,000	56,158

2.97%, 02/04/2033(e)	94,000	80,167

4.57%, 04/27/2033(e)	195,000	190,006

2.48%, 09/21/2036(e)	96,000	74,563

3.85%, 03/08/2037(e)	28,000	24,233

7.75%, 05/14/2038	115,000	141,957

Series RR, 4.38%(e)(f)	244,000	203,074

Series TT, 6.13%(e)(f)	389,000	376,114
BPCE S.A. (France),

1.45% (SOFR + 0.57%), 01/14/2025(d)(g)	250,000	246,464

4.50%, 03/15/2025(d)	184,000	181,154

2.05%, 10/19/2027(d)(e)	250,000	220,720
Citigroup, Inc.,

4.66%, 05/24/2028(e)	122,000	121,166

4.08%, 04/23/2029(e)	28,000	26,641

4.41%, 03/31/2031(e)	30,000	28,684

2.56%, 05/01/2032(e)	77,000	63,476

2.52%, 11/03/2032(e)	47,000	38,182

3.06%, 01/25/2033(e)	49,000	41,581

3.79%, 03/17/2033(e)	234,000	211,039

4.91%, 05/24/2033(e)	138,000	136,326

2.90%, 11/03/2042(e)	68,000	49,350

Series V, 4.70%(e)(f)	160,000	130,400

Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	151,868

Cooperatieve Rabobank U.A. (Netherlands), 3.76%, 04/06/2033(d)(e)	250,000	225,880
Credit Agricole S.A. (France),

4.75%(d)(e)(f)	200,000	155,933

7.88%(d)(e)(f)	200,000	197,873

4.38%, 03/17/2025(d)	304,000	299,298

Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(e)	200,000	175,287

Discover Bank, 4.65%, 09/13/2028	122,000	117,530
HSBC Holdings PLC (United Kingdom),

4.60%(e)(f)	225,000	173,510

3.95%, 05/18/2024(e)	109,000	108,551

2.25%, 11/22/2027(e)	200,000	178,346

4.04%, 03/13/2028(e)	135,000	128,309

4.58%, 06/19/2029(e)	183,000	176,595

6.25%(e)(f)	203,000	199,346

ING Groep N.V. (Netherlands), 2.55% (SOFR + 1.01%), 04/01/2027(g)	308,000	295,002
JPMorgan Chase & Co.,

3.80%, 07/23/2024(e)	43,000	42,864

2.08%, 04/22/2026(e)	47,000	44,008

3.78%, 02/01/2028(e)	33,000	31,718

4.32%, 04/26/2028(e)	231,000	227,400

3.54%, 05/01/2028(e)	23,000	21,827

4.59%, 04/26/2033(e)	139,000	136,676

	Principal Amount	Value
Diversified Banks–(continued)

Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	$200,000	$ 159,796

National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(d)(e)	154,000	139,756

NatWest Group PLC (United Kingdom), 5.52%, 09/30/2028(e)	200,000	201,623
Nordea Bank Abp (Finland),

3.75%(d)(e)(f)	210,000	155,192

6.63%(d)(e)(f)	202,000	193,702

PNC Bank N.A., 2.50%, 08/27/2024	252,000	245,079
Royal Bank of Canada (Canada),

3.70%, 10/05/2023	26,000	26,165

1.66% (SOFR + 0.71%), 01/21/2027(g)	194,000	188,358

Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(d)(e)	200,000	160,719
Sumitomo Mitsui Financial Group, Inc. (Japan),

2.14%, 09/23/2030	72,000	57,750

2.22%, 09/17/2031	200,000	161,897

Truist Bank, 2.64%, 09/17/2029(e)	376,000	357,846
U.S. Bancorp,

3.70%(b)(e)(f)	267,000	205,590

2.49%, 11/03/2036(e)	142,000	115,871

Series W, 3.10%, 04/27/2026	26,000	25,093
Wells Fargo & Co.,

Series BB, 3.90%(e)(f)	93,000	80,154

3.53%, 03/24/2028(e)	100,000	94,804

3.58%, 05/22/2028(e)	27,000	25,637

4.75%, 12/07/2046	19,000	17,437

4.61%, 04/25/2053(e)	170,000	157,603

Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	60,000	44,085

		8,917,430

Diversified Capital Markets–0.73%

Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	197,000	193,646
Credit Suisse Group AG (Switzerland),

5.10%(d)(e)(f)	201,000	146,621

4.55%, 04/17/2026	154,000	150,791

4.19%, 04/01/2031(d)(e)	250,000	221,445
UBS Group AG (Switzerland),

4.13%, 04/15/2026(d)	160,000	157,740

4.75%, 05/12/2028(d)(e)	205,000	203,079

4.38%(d)(e)(f)	200,000	146,820

		1,220,142

Diversified REITs–0.57%

American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	41,000	38,001
Brixmor Operating Partnership L.P.,

4.13%, 05/15/2029	15,000	13,988

4.05%, 07/01/2030	23,000	20,776

2.50%, 08/16/2031	35,000	27,485
CubeSmart L.P.,

2.25%, 12/15/2028	22,000	18,818

2.50%, 02/15/2032	46,000	37,410

Roche Holdings, Inc. (Switzerland), 2.31%, 03/10/2027(d)	297,000	278,271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Diversified REITs–(continued)
VICI Properties L.P.,

4.75%, 02/15/2028	$157,000	$ 150,141

4.95%, 02/15/2030	157,000	149,076

5.13%, 05/15/2032	114,000	107,664

5.63%, 05/15/2052	117,000	106,722

		948,352

Electric Utilities–0.93%
AEP Texas, Inc.,

3.95%, 06/01/2028(d)	172,000	166,059

4.70%, 05/15/2032	67,000	66,764

5.25%, 05/15/2052	97,000	98,565

Duke Energy Corp., 3.25%, 01/15/2082(e)	66,000	51,667

EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(d)	231,000	229,312

Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(d)	200,000	134,992

National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	99,000	86,322
NextEra Energy Capital Holdings, Inc.,

4.63%, 07/15/2027	248,000	251,598

5.00%, 07/15/2032	78,000	79,983

PacifiCorp, 2.90%, 06/15/2052	70,000	51,192

Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(e)	50,000	42,609
Virginia Electric and Power Co.,

Series B, 3.75%, 05/15/2027	105,000	104,007

Series C, 4.63%, 05/15/2052	121,000	117,413

Xcel Energy, Inc., 4.60%, 06/01/2032	85,000	84,382

		1,564,865

Electronic Equipment & Instruments–0.04%

Vontier Corp., 2.95%, 04/01/2031	83,000	65,223

Financial Exchanges & Data–0.85%

Cboe Global Markets, Inc., 3.00%, 03/16/2032	287,000	257,332
Intercontinental Exchange, Inc.,

4.00%, 09/15/2027	173,000	170,405

4.35%, 06/15/2029	134,000	132,417

4.60%, 03/15/2033	116,000	115,567

4.95%, 06/15/2052	160,000	157,049

3.00%, 09/15/2060	23,000	15,571

5.20%, 06/15/2062	121,000	121,135
Moody’s Corp.,

2.00%, 08/19/2031	60,000	49,001

2.75%, 08/19/2041	72,000	52,758

3.75%, 02/25/2052	86,000	70,381

3.10%, 11/29/2061	169,000	116,298
S&P Global, Inc.,

2.90%, 03/01/2032(d)	78,000	69,574

3.90%, 03/01/2062(d)	118,000	100,381

		1,427,869

Health Care REITs–0.03%
Healthcare Trust of America Holdings L.P.,

3.50%, 08/01/2026	26,000	24,779

2.00%, 03/15/2031	23,000	17,852

		42,631

	Principal Amount	Value
Health Care Services–0.24%

Cigna Corp., 4.13%, 11/15/2025	$22,000	$ 22,058

Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	129,305
Piedmont Healthcare, Inc.,

Series 2032, 2.04%, 01/01/2032	58,000	47,878

Series 2042, 2.72%, 01/01/2042	56,000	42,100

2.86%, 01/01/2052	65,000	47,037

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	171,000	116,429

		404,807

Home Improvement Retail–0.03%

Lowe’s Cos., Inc., 3.35%, 04/01/2027	51,000	49,120

Homebuilding–0.06%

D.R. Horton, Inc., 4.75%, 02/15/2023	26,000	26,167

M.D.C. Holdings, Inc., 3.97%, 08/06/2061	117,000	67,543

		93,710

Hotels, Resorts & Cruise Lines–0.21%
Expedia Group, Inc.,

4.63%, 08/01/2027	22,000	21,157

3.25%, 02/15/2030	274,000	228,772

2.95%, 03/15/2031	125,000	99,555

		349,484

Independent Power Producers & Energy Traders–0.11%
AES Corp. (The),

1.38%, 01/15/2026	23,000	20,312

2.45%, 01/15/2031	25,000	20,132

Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(d)	146,000	145,719

		186,163

Industrial Machinery–0.08%

Burlington Northern Santa Fe LLC, 4.45%, 01/15/2053	112,000	108,539

Flowserve Corp., 2.80%, 01/15/2032	24,000	18,932

		127,471

Industrial REITs–0.02%

LXP Industrial Trust, 2.38%, 10/01/2031	47,000	36,388

Insurance Brokers–0.07%

Willis North America, Inc., 4.65%, 06/15/2027	119,000	117,166

Integrated Oil & Gas–0.48%
BP Capital Markets America, Inc.,

3.06%, 06/17/2041	96,000	74,968

2.94%, 06/04/2051	49,000	35,142

3.00%, 03/17/2052	49,000	35,406
BP Capital Markets PLC (United Kingdom),

4.38%(e)(f)	58,000	54,752

4.88%(e)(f)	189,000	165,143

Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	34,000	31,793

Petroleos Mexicanos (Mexico), 8.75%, 06/02/2029(d)	246,000	223,181

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Shell International Finance B.V. (Netherlands),

2.88%, 11/26/2041	$126,000	$ 97,776

3.00%, 11/26/2051	126,000	94,636

		812,797

Integrated Telecommunication Services–0.47%
AT&T, Inc.,

2.18% (SOFR + 0.64%), 03/25/2024(g)	126,000	124,862

4.30%, 02/15/2030	31,000	30,278

2.55%, 12/01/2033	148,000	120,233

3.50%, 09/15/2053	64,000	48,620
Verizon Communications, Inc.,

1.75%, 01/20/2031	22,000	17,691

2.55%, 03/21/2031	29,000	24,820

2.36%, 03/15/2032	269,000	223,269

2.65%, 11/20/2040	19,000	13,970

3.40%, 03/22/2041	31,000	25,291

2.85%, 09/03/2041	102,000	76,625

2.88%, 11/20/2050	20,000	14,222

3.55%, 03/22/2051	15,000	12,052

3.00%, 11/20/2060	29,000	19,752

3.70%, 03/22/2061	45,000	35,456

		787,141

Interactive Home Entertainment–0.03%

Electronic Arts, Inc., 1.85%, 02/15/2031	64,000	52,065

Internet & Direct Marketing Retail–0.13%

Amazon.com, Inc., 2.88%, 05/12/2041	87,000	69,746

Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(d)	150,000	143,823

		213,569

Investment Banking & Brokerage–1.64%
Charles Schwab Corp. (The),

2.45% (SOFR + 1.05%), 03/03/2027(g)	162,000	159,506

2.45%, 03/03/2027	47,000	43,870

2.90%, 03/03/2032	98,000	86,388

5.00%(e)(f)	116,000	104,276
Goldman Sachs Group, Inc. (The),

2.02% (SOFR + 0.58%), 03/08/2024(g)	167,000	164,317

1.68% (SOFR + 0.70%), 01/24/2025(g)	112,000	109,490

3.50%, 04/01/2025	29,000	28,465

3.50%, 11/16/2026	15,000	14,403

2.24% (SOFR + 0.79%), 12/09/2026(g)	375,000	359,931

2.26% (SOFR + 0.81%), 03/09/2027(g)	281,000	267,644

1.87% (SOFR + 0.92%), 10/21/2027(g)	227,000	216,560

1.95%, 10/21/2027(e)	68,000	60,228

2.43% (SOFR + 1.12%), 02/24/2028(g)	55,000	52,784

1.99%, 01/27/2032(e)	47,000	37,174

	Principal Amount	Value
Investment Banking & Brokerage–(continued)

2.62%, 04/22/2032(e)	$30,000	$ 24,938

2.65%, 10/21/2032(e)	80,000	66,011

3.10%, 02/24/2033(e)	64,000	54,723

3.44%, 02/24/2043(e)	78,000	61,289

JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(d)	369,000	285,485
Morgan Stanley,

1.66% (SOFR + 0.63%), 01/24/2025(g)	80,000	78,012

5.00%, 11/24/2025	32,000	32,565

2.19%, 04/28/2026(e)	23,000	21,561

3.62%, 04/01/2031(e)	31,000	28,505

2.24%, 07/21/2032(e)	94,000	76,250

2.51%, 10/20/2032(e)	52,000	43,027

2.94%, 01/21/2033(e)	77,000	66,073

2.48%, 09/16/2036(e)	116,000	89,317

5.30%, 04/20/2037(e)	122,000	118,275

		2,751,067

Leisure Products–0.21%
Brunswick Corp.,

4.40%, 09/15/2032	134,000	115,917

5.10%, 04/01/2052	315,000	235,623

		351,540

Life & Health Insurance–1.13%

American Equity Investment Life Holding Co., 5.00%, 06/15/2027	41,000	40,514
Athene Global Funding,

1.45%, 01/08/2026(d)	33,000	29,391

2.95%, 11/12/2026(d)	50,000	45,992

Athene Holding Ltd., 6.15%, 04/03/2030	29,000	28,976

F&G Global Funding, 2.00%, 09/20/2028(d)	119,000	100,215
GA Global Funding Trust,

2.25%, 01/06/2027(d)	160,000	143,248

1.95%, 09/15/2028(d)	212,000	179,393

2.90%, 01/06/2032(d)	168,000	139,786

MAG Mutual Holding Co., 4.75%, 04/30/2041(h)	509,000	447,099

Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(e)	22,000	20,360
Pacific Life Global Funding II,

2.34% (SOFR + 0.80%), 03/30/2025(d)(g)	267,000	264,471

2.03% (SOFR + 0.62%), 06/04/2026(d)(g)	96,000	93,623

Prudential Financial, Inc., 5.20%, 03/15/2044(e)	48,000	45,507

Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	37,000	34,385

Sammons Financial Group, Inc., 4.75%, 04/08/2032(d)	300,000	273,413

		1,886,373

Managed Health Care–0.21%
Kaiser Foundation Hospitals,

Series 2021, 2.81%, 06/01/2041	135,000	104,907

3.00%, 06/01/2051	140,000	104,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Managed Health Care–(continued)

UnitedHealth Group, Inc., 3.70%, 05/15/2027	$135,000	$ 134,628

		344,230

Movies & Entertainment–0.60%
Magallanes, Inc.,

4.28%, 03/15/2032(d)	181,000	161,941

5.05%, 03/15/2042(d)	298,000	253,995

5.14%, 03/15/2052(d)	369,000	310,203

5.39%, 03/15/2062(d)	327,000	274,051

		1,000,190

Multi-line Insurance–0.18%

Allianz SE (Germany), 3.20%(d)(e)(f)	203,000	148,698

Liberty Mutual Group, Inc., 5.50%, 06/15/2052(d)	155,000	147,054

		295,752

Multi-Utilities–0.03%

Ameren Corp., 2.50%, 09/15/2024	16,000	15,522

Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	22,000	20,132

WEC Energy Group, Inc., 1.80%, 10/15/2030	23,000	18,536

		54,190

Office REITs–0.16%

Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	55,000	45,844
Office Properties Income Trust,

4.25%, 05/15/2024	117,000	113,653

4.50%, 02/01/2025	53,000	50,831

2.65%, 06/15/2026	13,000	11,064

2.40%, 02/01/2027	56,000	45,804

		267,196

Oil & Gas Exploration & Production–0.09%

Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	47,000	44,021

Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	71,000	56,160
Continental Resources, Inc.,

2.27%, 11/15/2026(d)	31,000	27,542

2.88%, 04/01/2032(d)	41,000	32,099

		159,822

Oil & Gas Storage & Transportation–0.69%

Boardwalk Pipelines L.P., 3.60%, 09/01/2032	98,000	83,076

El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	36,000	42,119
Enbridge, Inc. (Canada),

1.87% (SOFR + 0.63%), 02/16/2024(g)	27,000	26,679

1.60%, 10/04/2026	42,000	37,422

3.40%, 08/01/2051	43,000	32,413
Energy Transfer L.P.,

4.25%, 03/15/2023	23,000	22,994

4.00%, 10/01/2027	17,000	16,105

Kinder Morgan, Inc., 7.75%, 01/15/2032	53,000	61,898

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P.,

1.75%, 03/01/2026	$31,000	$ 27,963

4.25%, 12/01/2027	15,000	14,489

4.95%, 03/14/2052	279,000	241,742

ONEOK, Inc., 6.35%, 01/15/2031	45,000	47,059
Targa Resources Corp.,

5.20%, 07/01/2027	147,000	147,764

6.25%, 07/01/2052	166,000	166,814
Williams Cos., Inc. (The),

3.70%, 01/15/2023	36,000	36,062

2.60%, 03/15/2031	130,000	108,942

3.50%, 10/15/2051	58,000	43,279

		1,156,820

Other Diversified Financial Services–0.34%

Avolon Holdings Funding Ltd. (Ireland), 2.13%, 02/21/2026(d)	37,000	32,032
Blackstone Holdings Finance Co. LLC,

1.60%, 03/30/2031(d)	52,000	40,817

2.80%, 09/30/2050(d)	20,000	13,474
Blackstone Private Credit Fund,

1.75%, 09/15/2024(d)	21,000	19,419

2.35%, 11/22/2024(d)	80,000	73,605

2.63%, 12/15/2026(d)	138,000	115,725

Blue Owl Finance LLC, 3.13%, 06/10/2031(d)	74,000	57,196
Jackson Financial, Inc.,

5.17%, 06/08/2027	105,000	104,192

5.67%, 06/08/2032	120,000	116,090

		572,550

Packaged Foods & Meats–0.11%

Conagra Brands, Inc., 4.60%, 11/01/2025	29,000	29,141

General Mills, Inc., 2.25%, 10/14/2031	35,000	28,738

JDE Peet’s N.V. (Netherlands), 1.38%, 01/15/2027(d)	150,000	129,138

		187,017

Paper Packaging–0.17%

Berry Global, Inc., 1.65%, 01/15/2027	248,000	217,285

Packaging Corp. of America, 3.65%, 09/15/2024	24,000	23,912

Sealed Air Corp., 1.57%, 10/15/2026(d)	55,000	47,897

		289,094

Pharmaceuticals–0.37%

Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(d)	335,000	334,512

Mayo Clinic, Series 2021, 3.20%, 11/15/2061	110,000	83,674

Mylan, Inc., 3.13%, 01/15/2023(d)	34,000	33,801

Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	163,170

		615,157

Precious Metals & Minerals–0.05%

Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(d)	86,000	84,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Property & Casualty Insurance–0.04%

CNA Financial Corp., 3.45%, 08/15/2027	$20,000	$ 18,993

Stewart Information Services Corp., 3.60%, 11/15/2031	67,000	55,651

		74,644

Railroads–0.07%

Norfolk Southern Corp., 4.55%, 06/01/2053	95,000	90,017

Union Pacific Corp., 2.15%, 02/05/2027	22,000	20,400

		110,417

Real Estate Development–0.03%

Essential Properties L.P., 2.95%, 07/15/2031	55,000	43,154

Regional Banks–1.73%
Citizens Financial Group, Inc.,

4.30%, 12/03/2025	117,000	116,159

3.25%, 04/30/2030	13,000	11,552

2.64%, 09/30/2032	184,000	147,207

5.64%, 05/21/2037(e)	179,000	176,905
Fifth Third Bancorp,

4.06%, 04/25/2028(e)	96,000	93,688

4.34%, 04/25/2033(e)	125,000	119,030

Fifth Third Bank N.A., 3.85%, 03/15/2026	160,000	157,185
Huntington Bancshares, Inc.,

4.00%, 05/15/2025	31,000	30,876

2.49%, 08/15/2036(e)	59,000	46,244

KeyCorp, 4.79%, 06/01/2033(e)	84,000	82,960

M&T Bank Corp., 3.50%(e)(f)	111,000	84,915
PNC Financial Services Group, Inc. (The),

4.63%, 06/06/2033(e)	292,000	282,392

Series O, 4.96% (3 mo. USD LIBOR + 3.68%)(f)(g)	222,000	214,670

Series U, 6.00%(e)(f)	232,000	223,274

Santander Holdings USA, Inc., 3.50%, 06/07/2024	22,000	21,633
SVB Financial Group,

4.10%(e)(f)	144,000	99,751

2.10%, 05/15/2028	41,000	35,084

1.80%, 02/02/2031	57,000	43,977

Series C, 4.00%(e)(f)	294,000	224,390

Series D, 4.25%(e)(f)	244,000	184,563

Series E, 4.70%(e)(f)	164,000	123,771

Truist Financial Corp., 4.12%, 06/06/2028(e)	162,000	159,698

Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	217,800

		2,897,724

Reinsurance–0.01%

Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	29,000	20,920

Renewable Electricity–0.06%

NSTAR Electric Co., 4.55%, 06/01/2052	96,000	93,672

	Principal Amount	Value
Residential REITs–0.18%
American Homes 4 Rent L.P.,

2.38%, 07/15/2031	$15,000	$ 11,977

3.63%, 04/15/2032	133,000	116,747

3.38%, 07/15/2051	15,000	10,389

4.30%, 04/15/2052	67,000	54,112
Invitation Homes Operating Partnership L.P.,

2.30%, 11/15/2028	20,000	16,841

2.70%, 01/15/2034	74,000	57,044

Spirit Realty L.P., 3.20%, 01/15/2027	22,000	20,215

Sun Communities Operating L.P., 2.70%, 07/15/2031	14,000	11,298

		298,623

Restaurants–0.06%

Starbucks Corp., 3.00%, 02/14/2032	107,000	93,133

Retail REITs–0.28%
Agree L.P.,

2.00%, 06/15/2028	29,000	24,799

2.60%, 06/15/2033	41,000	32,541
Kimco Realty Corp.,

1.90%, 03/01/2028	41,000	35,533

2.70%, 10/01/2030	17,000	14,647

2.25%, 12/01/2031	68,000	54,744

Kite Realty Group L.P., 4.00%, 10/01/2026	64,000	61,300

Kite Realty Group Trust, 4.75%, 09/15/2030	23,000	21,438

National Retail Properties, Inc., 3.50%, 04/15/2051	49,000	36,775
Realty Income Corp.,

2.20%, 06/15/2028	19,000	16,679

3.25%, 01/15/2031	23,000	20,932

2.85%, 12/15/2032	16,000	13,773

Regency Centers L.P., 2.95%, 09/15/2029	24,000	21,118

Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(d)(e)	133,000	118,661

		472,940

Semiconductor Equipment–0.07%

KLA Corp., 4.95%, 07/15/2052	124,000	124,899

Semiconductors–0.29%
Broadcom, Inc.,

4.15%, 11/15/2030	30,000	27,517

2.45%, 02/15/2031(d)	29,000	23,329

3.42%, 04/15/2033(d)	40,000	33,121

3.47%, 04/15/2034(d)	71,000	57,879

3.14%, 11/15/2035(d)	174,000	132,373

4.93%, 05/15/2037(d)	38,000	34,122

Marvell Technology, Inc., 2.95%, 04/15/2031	95,000	79,825
QUALCOMM, Inc.,

2.15%, 05/20/2030	39,000	34,206

3.25%, 05/20/2050	37,000	30,290
Skyworks Solutions, Inc.,

1.80%, 06/01/2026	10,000	8,883

3.00%, 06/01/2031	24,000	19,740

		481,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Specialized REITs–0.50%
American Tower Corp.,

3.00%, 06/15/2023	$30,000	$ 29,693

4.00%, 06/01/2025	15,000	14,854

2.70%, 04/15/2031	91,000	74,986

4.05%, 03/15/2032	82,000	74,826

Crown Castle International Corp., 2.50%, 07/15/2031	89,000	72,924
EPR Properties,

4.75%, 12/15/2026	55,000	51,727

4.95%, 04/15/2028	140,000	128,909

3.60%, 11/15/2031	116,000	91,823

Equinix, Inc., 3.90%, 04/15/2032	160,000	144,895
Extra Space Storage L.P.,

3.90%, 04/01/2029	47,000	44,059

2.35%, 03/15/2032	76,000	60,333

Life Storage L.P., 2.40%, 10/15/2031	71,000	56,584

		845,613

Systems Software–0.01%

VMware, Inc., 3.90%, 08/21/2027	15,000	14,411

Technology Hardware, Storage & Peripherals–0.11%
Apple, Inc.,

4.38%, 05/13/2045	15,000	14,875

2.55%, 08/20/2060	120,000	82,470

2.80%, 02/08/2061	131,000	94,237

		191,582

Thrifts & Mortgage Finance–0.08%

Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(d)(e)	150,000	139,345

Tobacco–0.01%

Altria Group, Inc., 3.70%, 02/04/2051	31,000	19,862

Trucking–0.36%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,

4.00%, 07/15/2025(d)	27,000	26,609

3.40%, 11/15/2026(d)	31,000	29,435

4.40%, 07/01/2027(d)	58,000	56,910

Ryder System, Inc., 4.30%, 06/15/2027	87,000	85,801

Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(d)	96,000	85,008

VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(d)	317,000	313,698

		597,461

Wireless Telecommunication Services–0.20%

Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(d)	172,000	151,449

T-Mobile USA, Inc., 3.40%, 10/15/2052	244,000	180,736

		332,185

Total U.S. Dollar Denominated Bonds & Notes (Cost $44,091,734)		39,296,887

Asset-Backed Securities–16.42%

Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	83,697	55,715

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust,

Series 2018-3, Class C, 3.74%, 10/18/2024	$219,081	$ 219,702

Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	99,384

Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	265,387

Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	126,880

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	208,574
Angel Oak Mortgage Trust,

Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(i)	38,568	37,471

Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(i)	119,656	114,704

Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(i)	61,568	56,042

Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(i)	143,411	125,973

Series 2022-1, Class A1, 2.88%, 12/25/2066(d)(j)	245,676	233,068

Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	406,369

Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 2.36% (3 mo. USD LIBOR + 1.18%), 07/25/2034(d)(g)	424,000	410,896
Banc of America Funding Trust,

Series 2007-1, Class 1A3, 6.00%, 01/25/2037	18,306	15,776

Series 2007-C, Class 1A4, 3.01%, 05/20/2036(i)	5,784	5,618

Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 3.59%, 06/25/2034(i)	16,687	16,287

Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(k)	1,522,816	72,367
Bayview MSR Opportunity Master Fund Trust,

Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(i)	202,362	180,374

Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(i)	202,362	173,836

Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(i)	195,149	180,338

Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(i)	213,127	191,237

Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(i)	260,058	224,674
Bear Stearns Adjustable Rate Mortgage Trust,

Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(g)	110,864	109,977

Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	32,390	31,740

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.63%, 01/15/2051(k)	1,897,762	41,932

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(i)	70,497	67,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
BX Commercial Mortgage Trust,

Series 2021-ACNT, Class A, 2.18% (1 mo. USD LIBOR + 0.85%), 11/15/2038(d)(g)	$110,000	$ 106,046

Series 2021-VOLT, Class A, 2.02% (1 mo. USD LIBOR + 0.70%), 09/15/2036(d)(g)	210,000	202,857

Series 2021-VOLT, Class B, 2.27% (1 mo. USD LIBOR + 0.95%), 09/15/2036(d)(g)	190,000	178,918

Series 2021-XL2, Class B, 2.32% (1 mo. USD LIBOR + 1.00%), 10/15/2038(d)(g)	98,013	92,815
BX Trust,

Series 2022-LBA6, Class A, 2.28% (1.00% + SOFR Term Rate), 01/15/2039(d)(g)	185,000	178,141

Series 2022-LBA6, Class B, 2.58% (1.30% + SOFR Term Rate), 01/15/2039(d)(g)	110,000	105,008

Series 2022-LBA6, Class C, 2.88% (1.60% + SOFR Term Rate), 01/15/2039(d)(g)	100,000	95,799
CCG Receivables Trust,

Series 2019-2, Class B, 2.55%, 03/15/2027(d)	105,000	103,841

Series 2019-2, Class C, 2.89%, 03/15/2027(d)	100,000	98,771

CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(k)	823,104	24,468

Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 2.04% (3 mo. USD LIBOR + 0.98%), 04/20/2031(d)(g)	250,000	245,128

Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(i)	5,041	4,958

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 2.97%, 01/25/2036(i)	44,930	40,749
Citigroup Commercial Mortgage Trust,

Series 2013-GC17, Class XA, IO, 1.15%, 11/10/2046(k)	381,507	3,762

Series 2014-GC21, Class AA, 3.48%, 05/10/2047	35,395	35,225

Series 2017-C4, Class XA, IO, 1.22%, 10/12/2050(k)	2,195,547	80,336
Citigroup Mortgage Loan Trust, Inc.,

Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	89,172	88,081

Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(i)	202,762	174,180

CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 01/15/2026	120,000	119,825
COLT Mortgage Loan Trust,

Series 2020-2, Class A1, 1.85%, 03/25/2065(d)(i)	16,812	16,612

Series 2021-5, Class A1, 1.73%, 11/26/2066(d)(i)	104,360	95,081

Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(i)	148,959	134,069

Series 2022-2, Class A1, 2.99%, 02/25/2067(d)(j)	153,876	146,495

Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(i)	251,711	243,800

	Principal Amount	Value
COMM Mortgage Trust,

Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(k)	$229,626	$ 315

Series 2013-CR6, Class AM, 3.15%, 03/10/2046(d)	255,000	252,235

Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	33,343	33,179

Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	850,720

Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	138,886

Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	486,755
Countrywide Home Loans Mortgage Pass-Through Trust,

Series 2005-26, Class 1A8, 5.50%, 11/25/2035	26,607	17,908

Series 2006-6, Class A3, 6.00%, 04/25/2036	18,404	11,225
Credit Suisse Mortgage Capital Trust,

Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(i)	44,382	42,704

Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(i)	55,616	52,913

Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(i)	186,539	180,974

Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(i)	100,000	93,954

Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(i)	258,716	255,636

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	501,065

CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	87,550	52,599

Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(d)	110,000	109,970
Drive Auto Receivables Trust,

Series 2018-2, Class D, 4.14%, 08/15/2024	23,301	23,331

Series 2018-3, Class D, 4.30%, 09/16/2024	37,843	37,968

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 2.12% (3 mo. USD LIBOR + 1.08%), 01/15/2034(d)(g)	100,056	97,181
Ellington Financial Mortgage Trust,

Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(i)	18,269	17,800

Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(i)	40,911	37,502

Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(i)	130,930	119,924

Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(d)	230,000	227,237

Extended Stay America Trust, Series 2021-ESH, Class B, 2.71% (1 mo. USD LIBOR + 1.38%), 07/15/2038(d)(g)	104,358	101,415

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 2.27% (1 mo. USD LIBOR + 0.65%), 11/25/2035(g)	39,366	19,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Flagstar Mortgage Trust,

Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(i)	$330,794	$ 303,137

Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(i)	87,881	80,288

Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 1.92% (1 mo. USD LIBOR + 0.60%), 09/15/2024(g)	550,000	550,278
FREMF Mortgage Trust,

Series 2013-K25, Class C, 3.72%, 11/25/2045(d)(i)	60,000	59,902

Series 2013-K26, Class C, 3.71%, 12/25/2045(d)(i)	40,000	39,879

Series 2013-K27, Class C, 3.61%, 01/25/2046(d)(i)	110,000	109,360

Series 2013-K28, Class C, 3.61%, 06/25/2046(d)(i)	450,000	447,101

Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 2.27% (3 mo. USD LIBOR + 1.09%), 01/25/2032(d)(g)	275,000	267,415
GS Mortgage Securities Trust,

Series 2013-GC16, Class AS, 4.65%, 11/10/2046	65,000	65,003

Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	2,894	2,893

Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	27,942	27,880

Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	196,005

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(i)	175,409	161,699

GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.57%, 07/25/2035(i)	3,917	3,810

Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	99,855

Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(d)	104,000	97,384
JP Morgan Chase Commercial Mortgage Securities Trust,

Series 2013-C10, Class AS, 3.37%, 12/15/2047	325,000	322,674

Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	329,941

Series 2013-LC11, Class AS, 3.22%, 04/15/2046	78,000	76,991

Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	241,497

Series 2016-JP3, Class A2, 2.43%, 08/15/2049	26,801	26,722
JP Morgan Mortgage Trust,

Series 2007-A1, Class 5A1, 2.42%, 07/25/2035(i)	24,298	23,857

Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(i)	235,588	198,434

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust,

Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	$270,000	$ 256,916

Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	102,925

Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(k)	1,985,936	47,943

KKR CLO 30 Ltd., Series 30A, Class A1R, 2.06% (3 mo. USD LIBOR + 1.02%), 10/17/2031(d)(g)	268,000	261,695
Life Mortgage Trust,

Series 2021-BMR, Class A, 2.02% (1 mo. USD LIBOR + 0.70%), 03/15/2038(d)(g)	127,786	123,849

Series 2021-BMR, Class B, 2.20% (1 mo. USD LIBOR + 0.88%), 03/15/2038(d)(g)	211,339	202,681

Series 2021-BMR, Class C, 2.42% (1 mo. USD LIBOR + 1.10%), 03/15/2038(d)(g)	103,212	98,747

Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 2.19% (3 mo. USD LIBOR + 1.15%), 04/19/2033(d)(g)	618,000	604,921

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.68%, 04/21/2034(i)	9,927	9,726
Med Trust,

Series 2021-MDLN, Class A, 2.28% (1 mo. USD LIBOR + 0.95%), 11/15/2038(d)(g)	140,000	134,120

Series 2021-MDLN, Class B, 2.78% (1 mo. USD LIBOR + 1.45%), 11/15/2038(d)(g)	222,000	212,499
Mello Mortgage Capital Acceptance Trust,

Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(i)	133,903	122,707

Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(i)	132,562	121,479
MFA Trust,

Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(d)(i)	141,619	121,656

Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(d)(i)	176,979	163,099

Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(i)	173,941	158,182
MHP Commercial Mortgage Trust,

Series 2021-STOR, Class A, 2.02% (1 mo. USD LIBOR + 0.70%), 07/15/2038(d)(g)	105,000	100,819

Series 2021-STOR, Class B, 2.22% (1 mo. USD LIBOR + 0.90%), 07/15/2038(d)(g)	105,000	100,191
Morgan Stanley Bank of America Merrill Lynch Trust,

Series 2013-C9, Class AS, 3.46%, 05/15/2046	240,000	237,710

Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	706,845

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(k)	633,072	24,184

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(i)	126,644	117,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 2.06% (3 mo. USD LIBOR + 1.02%), 04/19/2030(d)(g)	$276,000	$ 272,103

Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 2.10% (3 mo. USD LIBOR + 1.06%), 04/16/2033(d)(g)	250,000	244,617

New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(i)	161,305	151,575
OBX Trust,

Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(i)	171,913	150,631

Series 2022-NQM2, Class A1, 2.94%, 01/25/2062(d)(i)	206,220	192,441

Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(d)(j)	129,540	123,232

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)(j)	110,000	97,863

Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(i)	155,101	143,094
OCP CLO Ltd. (Cayman Islands),

Series 2017-13A, Class A1AR, 2.00% (3 mo. USD LIBOR + 0.96%), 07/15/2030(d)(g)	250,000	245,587

Series 2020-8RA, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/17/2032(d)(g)	366,000	357,823

Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 2.11% (3 mo. USD LIBOR + 1.05%), 07/20/2030(d)(g)	250,000	246,143

Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/15/2033(d)(g)	339,000	332,007

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 2.32% (3 mo. USD LIBOR + 1.26%), 01/20/2033(d)(g)	272,907	266,467

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(i)	208,945	182,885

Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(d)	95,330	95,197
Progress Residential Trust,

Series 2020-SFR1, Class A, 1.73%, 04/17/2037(d)	360,000	341,916

Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	115,000	101,116

Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	210,000	209,963

Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 2.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(d)(g)	242,841	239,177

Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	3,675	3,076

Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(i)	38,630	37,412

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	141,225	137,945

	Principal Amount	Value
Santander Drive Auto Receivables Trust,

Series 2019-2, Class D, 3.22%, 07/15/2025	$185,293	$ 184,865

Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	164,621
Santander Retail Auto Lease Trust,

Series 2019-B, Class C, 2.77%, 08/21/2023(d)	20,172	20,167

Series 2019-C, Class C, 2.39%, 11/20/2023(d)	205,000	204,860
SG Residential Mortgage Trust,

Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(i)	286,307	273,867

Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(i)	126,169	120,333
Sonic Capital LLC,

Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	99,250	84,676

Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	99,250	79,818
STAR Trust,

Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(i)	125,007	117,993

Series 2021-SFR1, Class A, 2.12% (1 mo. USD LIBOR + 0.60%), 04/17/2038(d)(g)	652,884	631,911
Starwood Mortgage Residential Trust,

Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(i)	11,840	11,807

Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(i)	256,625	227,139

Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(i)	184,355	172,220

Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 2.33% (3 mo. USD LIBOR + 1.29%), 04/18/2033(d)(g)	250,000	244,985

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	262,933	234,189

TICP CLO XV Ltd., Series 2020-15A, Class A, 2.34% (3 mo. USD LIBOR + 1.28%), 04/20/2033(d)(g)	256,000	250,061

Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	271,532	238,502

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.12%, 11/15/2050(k)	1,312,935	48,911
Verus Securitization Trust,

Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(j)	55,054	54,130

Series 2020-1, Class A2, 2.64%, 01/25/2060(d)(j)	73,531	72,264

Series 2020-INV1, Class A1, 0.33%, 03/25/2060(d)(i)	24,407	23,984

Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(i)	57,244	52,652

Series 2021-7, Class A1, 1.83%, 10/25/2066(d)(i)	204,108	184,281

Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(i)	92,406	90,247

Series 2022-1, Class A1, 2.72%, 01/25/2067(d)(j)	137,399	130,014

Series 2022-3, Class A1, 4.13%, 02/25/2067(d)(j)	191,679	188,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	$64,003	$ 62,020
WaMu Mortgage Pass-Through Ctfs. Trust,

Series 2003-AR10, Class A7, 2.50%, 10/25/2033(i)	27,188	26,212

Series 2005-AR14, Class 1A4, 2.84%, 12/25/2035(i)	30,574	29,573

Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(i)	30,126	29,452
Wells Fargo Commercial Mortgage Trust,

Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	155,641	154,499

Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(k)	1,054,396	40,496

Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(d)	92,096	92,090
WFRBS Commercial Mortgage Trust,

Series 2013-C14, Class AS, 3.49%, 06/15/2046	155,000	152,486

Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	147,799

Series 2014-LC14, Class AS, 4.35%, 03/15/2047(i)	165,000	163,427

World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.21%, 07/15/2026	225,000	224,997

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(d)	347,375	303,623

Total Asset-Backed Securities (Cost $29,206,709)		27,517,757

U.S. Treasury Securities–9.14%
U.S. Treasury Bonds–2.13%

3.25%, 05/15/2042	1,407,900	1,374,462

2.25%, 02/15/2052	2,654,800	2,185,647

		3,560,109

U.S. Treasury Notes–7.01%

2.50%, 05/31/2024	1,861,700	1,845,047

2.88%, 06/15/2025	1,583,900	1,577,713

2.63%, 05/31/2027	3,437,500	3,372,913

2.75%, 05/31/2029	1,850,000	1,813,867

2.88%, 05/15/2032	3,179,600	3,144,326

		11,753,866

Total U.S. Treasury Securities (Cost $15,451,710)		15,313,975

U.S. Government Sponsored Agency Mortgage-Backed Securities–8.85%
Collateralized Mortgage Obligations–0.57%
Fannie Mae Interest STRIPS,

IO,

7.00%, 06/25/2023 to 04/25/2032(l)	10,307	879

7.50%, 08/25/2023 to 11/25/2023(l)	8,585	235

6.50%, 02/25/2032 to 02/25/2033(k)(l)	103,022	17,444

6.00%, 06/25/2033 to 09/25/2035(k)(l)	85,197	14,377

5.50%, 09/25/2033 to 06/25/2035(l)	168,739	28,296

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO,

5.50%, 06/25/2023 to 07/25/2046(l)	$236,524	$ 180,989

5.08% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(g)(l)	73,768	8,251

3.00%, 11/25/2027(l)	70,510	3,529

5.48% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(g)(l)	25,126	2,590

6.28% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(g)(l)	36,504	4,852

6.33% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(g)(l)	8,085	1,073

6.48% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(g)(l)	9,570	1,410

6.38% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(g)(l)	117,498	17,774

6.50% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(g)(l)	11,419	980

6.63% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(g)(l)	55,064	9,330

5.93% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(g)(l)	7,160	1,032

4.43% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(g)(l)	23,560	1,830

5.13% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(g)(l)	3,809	383

4.98% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(l)	199,021	18,462

3.50%, 08/25/2035(l)	232,623	29,929

4.48% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(g)(l)	19,168	2,251

4.92% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(g)(l)	33,131	3,840

4.00%, 04/25/2041 to 08/25/2047(l)	115,491	14,286

4.93% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(g)(l)	46,307	4,803

4.53% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(g)(l)	138,787	19,737

4.28% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(g)(l)	373,394	37,044
PO,

0.00%, 09/25/2023(m)	2,941	2,886

4.00%, 08/25/2026 to 03/25/2041	6,941	6,912

6.00%, 11/25/2028	14,323	15,085

1.87% (1 mo. USD LIBOR + 0.25%), 08/25/2035(g)	15,170	15,099

18.61% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(g)	23,569	31,844

18.25% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(g)	2,507	3,402

18.25% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(g)	13,253	16,877

2.56% (1 mo. USD LIBOR + 0.94%), 06/25/2037(g)	13,265	13,398

5.00%, 04/25/2040	18,804	19,092

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,

Series KC02, Class X1, IO, 1.91%, 03/25/2024(k)	$4,176,037	$ 22,518

Series KC03, Class X1, IO, 0.63%, 11/25/2024(k)	2,589,479	30,023

Series K734, Class X1, IO, 0.79%, 02/25/2026(k)	2,044,824	39,752

Series K735, Class X1, IO, 1.10%, 05/25/2026(k)	2,017,174	62,731

Series K093, Class X1, IO, 1.09%, 05/25/2029(k)	1,644,699	88,188
Freddie Mac REMICs,

1.50%, 07/15/2023	1,109	1,108

6.50%, 03/15/2032 to 06/15/2032	44,955	48,819

3.50%, 05/15/2032	11,383	11,305

19.90% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(g)	5,022	6,811

1.72% (1 mo. USD LIBOR + 0.40%), 09/15/2035(g)	26,507	26,328
IO,

6.33% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(g)(l)	33,971	1,830

3.00%, 06/15/2027 to 05/15/2040(l)	234,207	12,598

2.50%, 05/15/2028(l)	47,000	2,249

5.38% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(g)(l)	150,561	12,196

5.43% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(g)(l)	8,344	682

5.40% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(g)(l)	61,936	5,555

5.68% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(g)(l)	8,936	1,238

4.68% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(g)(l)	4,711	590

4.75% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(g)(l)	31,948	3,580

4.93% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(g)(l)	15,119	1,592

4.78% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(g)(l)	53,978	7,412

4.00%, 03/15/2045(l)	30,293	2,352
Freddie Mac STRIPS,
IO,

7.00%, 04/01/2027(l)	17,111	1,785

3.00%, 12/15/2027(l)	88,852	5,054

3.27%, 12/15/2027(k)	21,897	1,106

6.50%, 02/01/2028(l)	4,045	468

6.00%, 12/15/2032(l)	15,461	2,116
PO,

0.00%, 06/01/2026(m)	4,163	3,926

		954,113

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%

9.00%, 01/01/2025 to 05/01/2025	$221	$ 228

6.50%, 07/01/2028 to 04/01/2034	7,849	8,251

7.00%, 10/01/2031 to 10/01/2037	27,065	28,699

5.00%, 12/01/2034	548	562

5.50%, 09/01/2039	81,367	87,208

		124,948

Federal National Mortgage Association (FNMA)–0.39%

7.50%, 01/01/2033	20,083	21,679

6.00%, 03/01/2037	46,766	51,302

4.00%, 05/01/2052	583,401	581,400

		654,381

Government National Mortgage Association (GNMA)–2.48%

7.50%, 01/15/2023 to 06/15/2024	2,266	2,272

8.00%, 04/15/2023	338	339
IO,

5.99% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(g)(l)	12,024	29

5.04% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(g)(l)	130,910	14,932

5.14% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(g)(l)	61,136	5,842

4.50%, 09/16/2047(l)	154,916	25,949

4.69% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(g)(l)	130,813	16,104
TBA,

2.50%, 07/01/2052(n)	4,465,000	4,087,568

		4,153,035

Uniform Mortgage-Backed Securities–5.34%
TBA,

4.50%, 07/01/2052(n)	1,039,000	1,043,261

2.00%, 08/01/2052(n)	7,935,458	6,881,530

4.00%, 08/01/2052(n)	1,039,000	1,023,111

		8,947,902

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $15,270,215)		14,834,379

Agency Credit Risk Transfer Notes–0.52%
Fannie Mae Connecticut Avenue Securities,

Series 2014-C04, Class 2M2, 6.62% (1 mo. USD LIBOR + 5.00%), 11/25/2024(g)	29,643	29,919

Series 2016-C02, Class 1M2, 7.62% (1 mo. USD LIBOR + 6.00%), 09/25/2028(g)	79,238	82,385

Series 2022-R03, Class 1M1, 3.03% (30 Day Average SOFR + 2.10%), 03/25/2042(d)(g)	285,342	280,502

Series 2022-R04, Class 1M1, 2.93% (30 Day Average SOFR + 2.00%), 03/25/2042(d)(g)	156,295	153,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Freddie Mac,

Series 2014-DN3, Class M3, STACR® , 5.62% (1 mo. USD LIBOR + 4.00%), 08/25/2024(g)	$37,968	$ 38,276

Series 2018-HQA1, Class M2, STACR® , 3.92% (1 mo. USD LIBOR + 2.30%), 09/25/2030(g)	82,490	81,909

Series 2022-DNA3, Class M1A, STACR® , 2.90% (30 Day Average SOFR + 2.00%), 04/25/2042(d)(g)	209,608	206,443

Total Agency Credit Risk Transfer Notes (Cost $891,008)		872,782

	Shares
Preferred Stocks–0.48%
Asset Management & Custody Banks–0.03%

Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(e)	45,000	44,078

Diversified Banks–0.35%

Citigroup, Inc., 5.00%, Series U, Pfd.(e)	240,000	211,800

JPMorgan Chase & Co., 4.71% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(g)	401,000	380,749

		592,549

Investment Banking & Brokerage–0.04%

Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(e)	100,000	77,100

Other Diversified Financial Services–0.06%

Equitable Holdings, Inc., 4.95%, Series B, Pfd.(e)	105,000	98,932

Total Preferred Stocks (Cost $891,287)		812,659

	Principal Amount
Municipal Obligations–0.32%
California (State of) Health Facilities Financing Authority (Social Bonds),

Series 2022, RB, 4.19%, 06/01/2037	$100,000	95,324

Series 2022, RB, 4.35%, 06/01/2041	75,000	70,425

Investment Abbreviations:

ADR	- American Depositary Receipt
Ctfs.	- Certificates
IO	- Interest Only
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
PO	- Principal Only
RB	- Revenue Bonds
Ref.	- Refunding
REIT	- Real Estate Investment Trust
REMICs	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate
STACR®	- Structured Agency Credit Risk
STRIPS	- Separately Traded Registered Interest and Principal Security
TBA	- To Be Announced
USD	- U.S. Dollar

	Principal Amount	Value
California State University,

Series 2021 B, Ref. RB, 2.72%, 11/01/2052	$90,000	$ 67,167

Series 2021 B, Ref. RB, 2.94%, 11/01/2052	140,000	107,202

Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	265,000	196,767

Total Municipal Obligations (Cost $670,000)		536,885

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.88% (Cost $158,402,692)		162,405,589

	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.26%

Invesco Private Government Fund, 1.38%(o)(p)(q)	589,690	589,690

Invesco Private Prime Fund, 1.66%(o)(p)(q)	1,516,345	1,516,345

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,106,035)		2,106,035

TOTAL INVESTMENTS IN SECURITIES–98.14% (Cost $160,508,727)		164,511,624

OTHER ASSETS LESS LIABILITIES–1.86%		3,113,164

NET ASSETS–100.00%		$167,624,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $31,898,199, which represented 19.03% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2022.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2022.

(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2022.

(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Zero coupon bond issued at a discount.
(n)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(o)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$ 307,302	$ 7,238,887	$ (6,956,499)	$ -	$ -	$ 589,690	$1,981*
Invesco Private Prime Fund	717,037	14,230,597	(13,431,029)	44	(304)	1,516,345	5,570*
Total	$1,024,339	$21,469,484	$(20,387,528)	$44	$(304)	$2,106,035	$ 7,551

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts(a)
					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)
Interest Rate Risk

U.S. Treasury 2 Year Notes	14	September-2022	$2,940,219	$(16,734)	$ (16,734)

U.S. Treasury 5 Year Notes	61	September-2022	6,847,250	(50,751)	(50,751)

U.S. Treasury 10 Year Notes	61	September-2022	7,230,406	(84,229)	(84,229)

U.S. Treasury 10 Year Ultra Notes	17	September-2022	2,165,375	(41,039)	(41,039)

U.S. Treasury Long Bonds	19	September-2022	2,633,875	(45,719)	(45,719)

U.S. Treasury Ultra Bonds	2	September-2022	308,688	(10,125)	(10,125)

Total Futures Contracts				$(248,597)	$(248,597)

(a)	Futures contracts collateralized by $376,035 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2022

Common Stocks & Other Equity Interests	37.71%

U.S. Dollar Denominated Bonds & Notes	23.44

Asset-Backed Securities	16.42

U.S. Treasury Securities	9.14

U.S. Government Sponsored Agency Mortgage-Backed Securities	8.85

Security Types Each Less Than 1% of Portfolio	1.32

Money Market Funds Plus Other Assets Less Liabilities	3.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $158,402,692)*	$162,405,589

Investments in affiliated money market funds, at value (Cost $2,106,035)	2,106,035

Other investments:
Variation margin receivable – futures contracts	131,726

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	376,035

Cash	17,153,843

Receivable for:
Investments sold	654,545

TBA sales commitment	7,861,093

Fund shares sold	46,527

Dividends	53,941

Interest	519,646

Principal paydowns	15

Investment for trustee deferred compensation and retirement plans	60,227

Other assets	113

Total assets	191,369,335

Liabilities:
Payable for:
Investments purchased	380,338

TBA sales commitment	20,961,559

Fund shares reacquired	102,541

Collateral upon return of securities loaned	2,106,035

Accrued fees to affiliates	78,319

Accrued trustees’ and officers’ fees and benefits	2,388

Accrued other operating expenses	53,140

Trustee deferred compensation and retirement plans	60,227

Total liabilities	23,744,547

Net assets applicable to shares outstanding	$167,624,788

Net assets consist of:
Shares of beneficial interest	$147,455,701

Distributable earnings	20,169,087

$167,624,788

Net Assets:
Series I	$120,834,641

Series II	$46,790,147

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,759,773

Series II	3,054,875

Series I:
Net asset value per share	$15.57

Series II:
Net asset value per share	$15.32

*	At June 30, 2022, securities with an aggregate value of $2,106,524 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Interest	$1,368,177

Dividends (net of foreign withholding taxes of $2,280)	563,969

Dividends from affiliated money market funds (includes securities lending income of $1,271)	1,271

Total investment income	1,933,417

Expenses:
Advisory fees	669,369

Administrative services fees	137,666

Custodian fees	6,101

Distribution fees - Series II	60,000

Transfer agent fees	4,907

Trustees’ and officers’ fees and benefits	8,772

Reports to shareholders	1,880

Professional services fees	23,076

Other	1,954

Total expenses	913,725

Less: Fees waived	(244,033)

Net expenses	669,692

Net investment income	1,263,725

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(612,682)

Affiliated investment securities	(304)

Foreign currencies	(171)

Futures contracts	349,552

(263,605)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(32,959,438)

Affiliated investment securities	44

Foreign currencies	(206)

Futures contracts	(167,091)

(33,126,691)

Net realized and unrealized gain (loss)	(33,390,296)

Net increase (decrease) in net assets resulting from operations	$(32,126,571)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income	$1,263,725	$2,255,931

Net realized gain (loss)	(263,605)	13,534,788

Change in net unrealized appreciation (depreciation)	(33,126,691)	4,447,458

Net increase (decrease) in net assets resulting from operations	(32,126,571)	20,238,177

Distributions to shareholders from distributable earnings:
Series I	–	(10,034,354)

Series II	–	(3,192,540)

Total distributions from distributable earnings	–	(13,226,894)

Share transactions–net:
Series I	(7,022,121)	(4,887,494)

Series II	4,225,609	1,364,481

Net increase (decrease) in net assets resulting from share transactions	(2,796,512)	(3,523,013)

Net increase (decrease) in net assets	(34,923,083)	3,488,270

Net assets:
Beginning of period	202,547,871	199,059,601

End of period	$167,624,788	$202,547,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)(e)
Series I
Six months ended 06/30/22	$18.54	$0.12	$(3.09)	$(2.97)	$ –	$ –	$ –	$15.57	(16.02)%	$120,835	0.67	%(f)	0.94	%(f)	1.45	%(f)	156%
Year ended 12/31/21	17.93	0.22	1.67	1.89	(0.29)	(0.99)	(1.28)	18.54	10.63	151,468	0.67		0.90		1.18		259
Year ended 12/31/20	16.31	0.27	2.11	2.38	(0.36)	(0.40)	(0.76)	17.93	14.86	150,983	0.67		0.99		1.60		311
Year ended 12/31/19	14.43	0.33	2.16	2.49	(0.36)	(0.25)	(0.61)	16.31	17.51	144,384	0.67		1.00		2.11		68
Year ended 12/31/18	15.92	0.32	(1.13)	(0.81)	(0.31)	(0.37)	(0.68)	14.43	(5.32)	140,290	0.67		0.98		2.05		60
Year ended 12/31/17	14.86	0.27	1.09	1.36	(0.30)	–	(0.30)	15.92	9.25	166,015	0.67		0.94		1.74		76
Series II
Six months ended 06/30/22	18.25	0.10	(3.03)	(2.93)	–	–	–	15.32	(16.05)	46,790	0.92	(f)	1.19	(f)	1.20	(f)	156
Year ended 12/31/21	17.68	0.17	1.64	1.81	(0.25)	(0.99)	(1.24)	18.25	10.30	51,080	0.92		1.15		0.93		259
Year ended 12/31/20	16.09	0.23	2.08	2.31	(0.32)	(0.40)	(0.72)	17.68	14.59	48,077	0.92		1.24		1.35		311
Year ended 12/31/19	14.24	0.29	2.13	2.42	(0.32)	(0.25)	(0.57)	16.09	17.22	45,853	0.92		1.25		1.86		68
Year ended 12/31/18	15.71	0.27	(1.10)	(0.83)	(0.27)	(0.37)	(0.64)	14.24	(5.53)	43,029	0.92		1.23		1.80		60
Year ended 12/31/17	14.67	0.23	1.07	1.30	(0.26)	–	(0.26)	15.71	8.95	51,633	0.92		1.19		1.49		76

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018 and 2017, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $489,567,330 and $509,769,207, $685,887,902 and $703,549,464, $729,295,309 and $711,803,922 for the years ended December 31, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Conservative Balanced Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek total return.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

Invesco V.I. Conservative Balanced Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized

Invesco V.I. Conservative Balanced Fund

gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

N.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

O.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Invesco V.I. Conservative Balanced Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Over $800 million	0.600%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.67% and Series II shares to 0.92% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $244,033.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $13,094 for accounting and fund administrative services and was reimbursed $124,572 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $769 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Conservative Balanced Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$62,609,197	$ 611,068	$ –	$ 63,220,265

U.S. Dollar Denominated Bonds & Notes	–	38,849,788	447,099	39,296,887

Asset-Backed Securities	–	27,517,757	–	27,517,757

U.S. Treasury Securities	–	15,313,975	–	15,313,975

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	14,834,379	–	14,834,379

Agency Credit Risk Transfer Notes	–	872,782	–	872,782

Preferred Stocks	–	812,659	–	812,659

Municipal Obligations	–	536,885	–	536,885

Money Market Funds	–	2,106,035	–	2,106,035

Total Investments in Securities	62,609,197	101,455,328	447,099	164,511,624

Other Investments - Liabilities*

Futures Contracts	(248,597)	–	–	(248,597)

Total Investments	$62,360,600	$101,455,328	$447,099	$164,263,027

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(248,597)

Derivatives not subject to master netting agreements	248,597

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest
Rate Risk

Realized Gain:
Futures contracts	$ 349,552

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(167,091)

Total	$ 182,461

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$19,366,560

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

Invesco V.I. Conservative Balanced Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $52,636,218 and $69,854,332, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$16,327,258

Aggregate unrealized (depreciation) of investments	(12,104,641)

Net unrealized appreciation of investments	$4,222,617

Cost of investments for tax purposes is $160,040,410.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	1,420,080	$23,195,694	151,798	$2,855,671

Series II	460,489	7,637,898	332,830	6,177,469

Issued as reinvestment of dividends:
Series I	-	-	546,236	10,034,354

Series II	-	-	176,383	3,192,540

Reacquired:	.
Series I	(1,831,920)	(30,217,815)	(946,065)	(17,777,519)

Series II	(203,856)	(3,412,289)	(430,098)	(8,005,528)

Net increase (decrease) in share activity	(155,207)	$(2,796,512)	(168,916)	$(3,523,013)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Conservative Balanced Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$839.80	$3.06	$1,021.47	$3.36	0.67%
Series II	1,000.00	839.50	4.20	1,020.23	4.61	0.92

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Conservative Balanced Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Conservative Balanced Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. Conservative Balanced Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time

Invesco V.I. Conservative Balanced Fund

as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco

Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Conservative Balanced Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Core Equity Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VICEQ-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-21.78%
Series II Shares	-21.88
S&P 500 Index▼ (Broad Market Index)	-19.96
Russell 1000 Index▼ (Style-Specific Index)	-20.94
Lipper VUF Large-Cap Core Funds Index∎ (Peer Group Index)	-18.96

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (5/2/94)	7.88%
10 Years	8.95
5 Years	6.90
1 Year	-14.01

Series II Shares
Inception (10/24/01)	6.61%
10 Years	8.68
5 Years	6.63
1 Year	-14.23

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Core Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Core Equity Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.18%
Aerospace & Defense–2.30%
Raytheon Technologies Corp.	175,699	$16,886,431

Agricultural & Farm Machinery–1.29%
Deere & Co.	31,639	9,474,931

Air Freight & Logistics–3.19%
FedEx Corp.	15,758	3,572,496

United Parcel Service, Inc., Class B	108,454	19,797,193

		23,369,689

Application Software–2.16%
Manhattan Associates, Inc.(b)	19,039	2,181,870

salesforce.com, inc.(b)	50,803	8,384,527

Synopsys, Inc.(b)	17,396	5,283,165

		15,849,562

Automobile Manufacturers–1.63%
General Motors Co.(b)	209,667	6,659,024

Tesla, Inc.(b)	7,829	5,272,205

		11,931,229

Automotive Retail–1.49%
O’Reilly Automotive, Inc.(b)	17,271	10,911,127

Biotechnology–0.97%
Seagen, Inc.(b)	40,352	7,139,883

Cable & Satellite–1.07%
Comcast Corp., Class A	200,414	7,864,245

Commodity Chemicals–0.81%
Valvoline, Inc.(c)	204,791	5,904,125

Communications Equipment–1.00%
Motorola Solutions, Inc.	35,053	7,347,109

Construction Materials–1.18%
Vulcan Materials Co.	60,951	8,661,137

Consumer Finance–1.52%
American Express Co.	80,475	11,155,445

Data Processing & Outsourced Services–1.22%
Fiserv, Inc.(b)	100,376	8,930,453

Distillers & Vintners–0.73%
Constellation Brands, Inc., Class A	22,812	5,316,565

Diversified Banks–1.99%
JPMorgan Chase & Co.	129,799	14,616,665

Electric Utilities–2.37%
FirstEnergy Corp.	394,658	15,150,921

Southern Co. (The)	31,197	2,224,658

		17,375,579

Environmental & Facilities Services–0.71%
Waste Connections, Inc.	41,922	5,196,651

	Shares	Value

Financial Exchanges & Data–1.03%
Intercontinental Exchange, Inc.(c)	79,979	$7,521,225

Food Distributors–1.05%
Sysco Corp.	90,977	7,706,662

General Merchandise Stores–0.39%
Target Corp.	20,319	2,869,652

Health Care Facilities–1.81%
HCA Healthcare, Inc.	54,990	9,241,619

Tenet Healthcare Corp.(b)	77,158	4,055,425

		13,297,044

Health Care Services–1.97%
CVS Health Corp.	155,620	14,419,749

Health Care Supplies–0.87%
Cooper Cos., Inc. (The)	20,344	6,370,113

Homebuilding–0.78%
D.R. Horton, Inc.(c)	85,876	5,684,133

Hotels, Resorts & Cruise Lines–1.01%
Airbnb, Inc., Class A(b)	83,079	7,400,677

Household Products–2.81%
Procter & Gamble Co. (The)	143,362	20,614,022

Industrial Conglomerates–0.72%
Honeywell International, Inc.	30,183	5,246,107

Industrial Machinery–1.58%
Otis Worldwide Corp.	163,581	11,560,269

Industrial REITs–2.80%
Duke Realty Corp.	17,377	954,866

Prologis, Inc.	166,588	19,599,078

		20,553,944

Integrated Oil & Gas–2.27%
Exxon Mobil Corp.	194,419	16,650,043

Integrated Telecommunication Services–3.07%
Verizon Communications, Inc.	443,586	22,511,990

Interactive Home Entertainment–1.08%
Electronic Arts, Inc.	65,014	7,908,953

Interactive Media & Services–3.00%
Alphabet, Inc., Class A(b)	10,107	22,025,781

Internet & Direct Marketing Retail–3.01%
Amazon.com, Inc.(b)	207,840	22,074,686

Investment Banking & Brokerage–0.51%
Charles Schwab Corp. (The)	59,644	3,768,308

IT Consulting & Other Services–1.67%
Accenture PLC, Class A	30,771	8,543,568

Amdocs Ltd.	44,523	3,709,211

		12,252,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

	Shares	Value

Life Sciences Tools & Services–0.32%
Avantor, Inc.(b)	75,451	$2,346,526

Managed Health Care–3.26%
UnitedHealth Group, Inc.	46,461	23,863,763

Oil & Gas Exploration & Production–0.79%
APA Corp.	165,925	5,790,783

Oil & Gas Storage & Transportation–1.42%
Cheniere Energy, Inc.	47,295	6,291,654

Magellan Midstream Partners L.P.	85,628	4,089,593

		10,381,247

Other Diversified Financial Services–1.81%
Equitable Holdings, Inc.	508,697	13,261,731

Packaged Foods & Meats–0.99%
Mondelez International, Inc., Class A	116,718	7,247,021

Personal Products–0.21%
Coty, Inc., Class A(b)	187,871	1,504,847

Pharmaceuticals–7.59%
AstraZeneca PLC, ADR (United Kingdom)	213,676	14,117,573

Bayer AG (Germany)	98,744	5,866,728

Eli Lilly and Co.	71,101	23,053,077

Johnson & Johnson	70,870	12,580,134

		55,617,512

Property & Casualty Insurance–1.51%
Allstate Corp. (The)	87,292	11,062,515

Railroads–1.09%
Union Pacific Corp.	37,321	7,959,823

Regional Banks–1.17%
First Citizens BancShares, Inc., Class A	11,430	7,472,705

SVB Financial Group(b)	2,802	1,106,762

		8,579,467

Research & Consulting Services–0.11%
TransUnion	10,235	818,698

Semiconductor Equipment–1.10%
Applied Materials, Inc.	88,894	8,087,576

Semiconductors–2.59%
Advanced Micro Devices, Inc.(b)	100,965	7,720,793

QUALCOMM, Inc.	88,394	11,291,450

		19,012,243

Investment Abbreviations:

ADR –  American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Soft Drinks–1.80%
Coca-Cola Co. (The)	210,313	$13,230,791

Systems Software–10.87%
Crowdstrike Holdings, Inc., Class A(b)(c)	13,879	2,339,444

Microsoft Corp.	201,943	51,865,021

ServiceNow, Inc.(b)	13,938	6,627,798

VMware, Inc., Class A	165,134	18,821,973

		79,654,236

Technology Hardware, Storage & Peripherals–5.07%
Apple, Inc.	272,046	37,194,129

Thrifts & Mortgage Finance–0.42%
Rocket Cos., Inc., Class A	415,189	3,055,791

Total Common Stocks & Other Equity Interests (Cost $629,669,064)		727,035,662

Money Market Funds–0.90%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	2,305,146	2,305,146

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	1,646,733	1,646,568

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	2,634,453	2,634,453

Total Money Market Funds (Cost $6,586,167)		6,586,167

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.08% (Cost $636,255,231)		733,621,829

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.79%
Invesco Private Government Fund, 1.38%(d)(e)(f)	1,626,118	1,626,118

Invesco Private Prime Fund, 1.66%(d)(e)(f)	4,181,445	4,181,445

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,807,563)		5,807,563

TOTAL INVESTMENTS IN SECURITIES–100.87% (Cost $642,062,794)		739,429,392

OTHER ASSETS LESS LIABILITIES–(0.87)%		(6,353,719)

NET ASSETS–100.00%		$733,075,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 389,846	$18,467,584	$(16,552,284)	$-	$-	$2,305,146	$ 2,098
Invesco Liquid Assets Portfolio, Institutional Class	286,795	13,191,131	(11,831,155)	-	(203)	1,646,568	4,016
Invesco Treasury Portfolio, Institutional Class	445,538	21,105,811	(18,916,896)	-	-	2,634,453	5,519
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,212,863	63,352,624	(65,939,369)	-	-	1,626,118	6,279*
Invesco Private Prime Fund	9,830,013	143,660,050	(149,308,607)	-	(11)	4,181,445	18,087*
Total	$15,165,055	$259,777,200	$(262,548,311)	$-	$(214)	$12,393,730	$35,999

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Information Technology	25.69%

Health Care	16.79

Industrials	10.98

Financials	9.96

Consumer Discretionary	8.30

Communication Services	8.23

Consumer Staples	7.59

Energy	4.48

Real Estate	2.80

Utilities	2.37

Materials	1.99

Money Market Funds Plus Other Assets Less Liabilities	0.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $629,669,064)*	$727,035,662

Investments in affiliated money market funds, at value (Cost $12,393,730)	12,393,730

Foreign currencies, at value (Cost $1,472)	1,382
Receivable for:
Fund shares sold	176,251
Dividends	499,231
Investment for trustee deferred compensation and retirement plans	312,287

Other assets	473
Total assets	740,419,016

Liabilities:
Payable for:
Investments purchased	452,942
Fund shares reacquired	367,137
Collateral upon return of securities loaned	5,807,563
Accrued fees to affiliates	341,721
Accrued trustees’ and officers’ fees and benefits	2,729
Accrued other operating expenses	35,695

Trustee deferred compensation and retirement plans	335,556
Total liabilities	7,343,343

Net assets applicable to shares outstanding	$733,075,673

Net assets consist of:

Shares of beneficial interest	$511,858,406
Distributable earnings	221,217,267
$733,075,673

Net Assets:

Series I	$714,617,262

Series II	$ 18,458,411

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	24,178,498

Series II	628,871
Series I:
Net asset value per share	$ 29.56
Series II:
Net asset value per share	$ 29.35

*	At June 30, 2022, securities with an aggregate value of $5,828,620 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $30,345)	$6,693,641

Dividends from affiliated money market funds (includes securities lending income of $6,204)	17,837

Total investment income	6,711,478

Expenses:
Advisory fees	2,623,859

Administrative services fees	710,479

Custodian fees	4,649

Distribution fees - Series II	26,985

Transfer agent fees	24,463

Trustees’ and officers’ fees and benefits	11,200

Reports to shareholders	2,073

Professional services fees	21,779

Other	4,558

Total expenses	3,430,045

Less: Fees waived	(1,552)

Net expenses	3,428,493

Net investment income	3,282,985

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(32,619))	(3,914,499)

Affiliated investment securities	(214)

Foreign currencies	(31,854)

(3,946,567)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(208,990,103)
Foreign currencies	(9,214)

(208,999,317)

Net realized and unrealized gain (loss)	(212,945,884)

Net increase (decrease) in net assets resulting from operations	$(209,662,899)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$ 3,282,985	$ 6,341,809

Net realized gain (loss)	(3,946,567)	120,211,363

Change in net unrealized appreciation (depreciation)	(208,999,317)	82,770,314

Net increase (decrease) in net assets resulting from operations	(209,662,899)	209,323,486

Distributions to shareholders from distributable earnings:
Series I	–	(26,896,119)

Series II	–	(643,978)

Total distributions from distributable earnings	–	(27,540,097)

Share transactions–net:
Series I	(50,420,722)	52,340,903

Series II	(1,525,123)	(1,793,836)

Net increase (decrease) in net assets resulting from share transactions	(51,945,845)	50,547,067

Net increase (decrease) in net assets	(261,608,744)	232,330,456

Net assets:
Beginning of period	994,684,417	762,353,961

End of period	$ 733,075,673	$994,684,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$37.79	$0.13	$(8.36)	$(8.23)	$–	$–	$–	$29.56	(21.78)%	$714,617	0.80	%(d)	0.80	%(d)	0.77	%(d)	21%
Year ended 12/31/21	30.43	0.25	8.16	8.41	(0.24)	(0.81)	(1.05)	37.79	27.74	969,408	0.80		0.80		0.72		54
Year ended 12/31/20	34.95	0.29	3.89	4.18	(0.48)	(8.22)	(8.70)	30.43	13.85	740,345	0.81		0.81		0.89		50
Year ended 12/31/19	30.94	0.38	8.22	8.60	(0.35)	(4.24)	(4.59)	34.95	28.97	855,744	0.78		0.78		1.08		82
Year ended 12/31/18	36.72	0.25	(3.29)	(3.04)	(0.34)	(2.40)	(2.74)	30.94	(9.40)	858,828	0.79		0.80		0.70		46
Year ended 12/31/17	34.58	0.27	4.21	4.48	(0.39)	(1.95)	(2.34)	36.72	13.17	1,054,802	0.79		0.80		0.74		30
Series II
Six months ended 06/30/22	37.57	0.09	(8.31)	(8.22)	–	–	–	29.35	(21.88)	18,458	1.05	(d)	1.05	(d)	0.52	(d)	21
Year ended 12/31/21	30.27	0.16	8.11	8.27	(0.16)	(0.81)	(0.97)	37.57	27.42	25,276	1.05		1.05		0.47		54
Year ended 12/31/20	34.81	0.21	3.85	4.06	(0.38)	(8.22)	(8.60)	30.27	13.53	22,009	1.06		1.06		0.64		50
Year ended 12/31/19	30.66	0.29	8.16	8.45	(0.06)	(4.24)	(4.30)	34.81	28.66	22,652	1.03		1.03		0.83		82
Year ended 12/31/18	36.18	0.16	(3.28)	(3.12)	–	(2.40)	(2.40)	30.66	(9.61)	20,203	1.04		1.05		0.45		46
Year ended 12/31/17	34.11	0.18	4.14	4.32	(0.30)	(1.95)	(2.25)	36.18	12.87	189,982	1.04		1.05		0.49		30

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Core Equity Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Core Equity Fund

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.650%

Over $250 million	0.600%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $1,552.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $70,282 for accounting and fund administrative services and was reimbursed $640,197 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $697 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Core Equity Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$721,168,934	$5,866,728	$–	$727,035,662

Money Market Funds	6,586,167	5,807,563	–	12,393,730

Total Investments	$727,755,101	$11,674,291	$–	$739,429,392

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2022, the Fund engaged in securities sales of $587,389, which resulted in net realized gains (losses) of $(32,619).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $181,107,643 and $236,381,259, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$148,228,016

Aggregate unrealized (depreciation) of investments	(50,688,156)

Net unrealized appreciation of investments	$97,539,860

Invesco V.I. Core Equity Fund

Cost of investments for tax purposes is $641,889,532.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	370,303	$12,118,183	4,117,085	$148,736,616

Series II	54,429	1,774,314	35,297	1,231,364

Issued as reinvestment of dividends:
Series I	-	-	733,864	26,896,119

Series II	-	-	17,668	643,978

Reacquired:
Series I	(1,847,231)	(62,538,905)	(3,525,910)	(123,291,832)

Series II	(98,305)	(3,299,437)	(107,216)	(3,669,178)

Net increase (decrease) in share activity	(1,520,804)	$(51,945,845)	1,270,788	$50,547,067

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]
Series I	$1,000.00	$782.20	$3.54	$1,020.83	$4.01	0.80%
Series II	1,000.00	781.20	4.64	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s

Invesco V.I. Core Equity Fund

stock selection in certain sectors detracted from Fund performance. The Board further noted that the Fund underwent a portfolio management team change in June 2019, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Core Equity Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Core Plus Bond Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-
us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VICPB-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-12.21%
Series II Shares	-12.33
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market/Style-Specific Index)	-10.35
Lipper VUF Core Plus Bond Funds Index∎ (Peer Group Index)	-12.14

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Lipper VUF Core Plus Bond Funds Index is an unmanaged index considered representative of core plus bond variable insurance underlying funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (5/5/93)	3.89%
10 Years	2.89
5 Years	1.09
1 Year	-12.41
Series II Shares
Inception (3/14/02)	3.26%
10 Years	2.62
5 Years	0.80
1 Year	-12.70

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Core Plus Bond Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Core Plus Bond Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Core Plus Bond Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–43.90%
Advertising–0.07%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$20,000	$20,025

Lamar Media Corp., 3.75%, 02/15/2028	26,000	23,117

WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	41,000	40,075

		83,217

Aerospace & Defense–0.25%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	32,000	31,463

Boeing Co. (The),
2.75%, 02/01/2026	2,000	1,860

2.20%, 02/04/2026	84,000	75,846

L3Harris Technologies, Inc., 3.85%, 06/15/2023	38,000	38,009

Lockheed Martin Corp.,
4.15%, 06/15/2053	82,000	76,704

4.30%, 06/15/2062	96,000	90,379

		314,261

Agricultural & Farm Machinery–0.36%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	134,000	110,744

Cargill, Inc.,
3.63%, 04/22/2027(b)	112,000	110,085

4.00%, 06/22/2032(b)	137,000	134,230

4.38%, 04/22/2052(b)	96,000	92,530

		447,589

Airlines–0.61%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	171,000	143,190

Series 2021-1, Class A, 2.88%, 07/11/2034	151,000	129,058

British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	9,404	8,213

Series 2021-1, Class A, 2.90%, 03/15/2035(b)	80,774	71,375

Delta Air Lines, Inc., 7.38%, 01/15/2026	4,000	4,004

Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	85,111	82,780

4.75%, 10/20/2028(b)	187,091	176,874

United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	19,983	19,990

Series 2020-1, Class A, 5.88%, 10/15/2027	112,630	110,862

Series 2018-1, Class AA, 3.50%, 03/01/2030	5,004	4,582

	Principal Amount	Value

Airlines–(continued)
United Airlines, Inc.,
4.38%, 04/15/2026(b)	$6,000	$5,308

4.63%, 04/15/2029(b)	11,000	9,369

		765,605

Apparel Retail–0.04%
Ross Stores, Inc., 3.38%, 09/15/2024	47,000	46,225

Application Software–0.40%
salesforce.com, inc.,
2.90%, 07/15/2051	128,000	96,945

3.05%, 07/15/2061	76,000	55,740

Workday, Inc.,
3.70%, 04/01/2029	160,000	149,818

3.80%, 04/01/2032	221,000	202,164

		504,667

Asset Management & Custody Banks–0.86%
Ameriprise Financial, Inc.,
3.00%, 04/02/2025	3,000	2,932

4.50%, 05/13/2032	91,000	89,578

Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	276,000	225,997

Blackstone Secured Lending Fund,
2.75%, 09/16/2026	179,000	156,533

2.13%, 02/15/2027	106,000	88,749

2.85%, 09/30/2028	67,000	54,097

Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	35,000	34,865

CI Financial Corp. (Canada), 3.20%, 12/17/2030	71,000	55,588

FS KKR Capital Corp., 1.65%, 10/12/2024	93,000	82,807

KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(b)	125,000	123,563

OWL Rock Core Income Corp., 4.70%, 02/08/2027(b)	122,000	111,387

State Street Corp., 4.42%, 05/13/2033(c)	46,000	45,406

		1,071,502

Auto Parts & Equipment–0.05%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	49,000	40,721

5.38%, 03/01/2029(b)	27,000	22,499

		63,220

Automobile Manufacturers–0.94%
BMW US Capital LLC (Germany),
2.38% (SOFR + 0.84%), 04/01/2025(b)(e)	19,000	18,840

3.45%, 04/01/2027(b)	72,000	70,245

3.70%, 04/01/2032(b)	107,000	101,060

Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	319,000	319,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	$44,000	$37,550

General Motors Financial Co., Inc.,
4.15%, 06/19/2023	37,000	37,036

3.80%, 04/07/2025	104,000	101,525

5.00%, 04/09/2027	180,000	176,723

4.30%, 04/06/2029	50,000	45,934

Hyundai Capital America,
5.75%, 04/06/2023(b)	51,000	51,779

4.13%, 06/08/2023(b)	54,000	53,967

5.88%, 04/07/2025(b)	2,000	2,063

2.00%, 06/15/2028(b)	89,000	74,914

Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	94,000	79,299

		1,170,030

Automotive Retail–0.23%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	112,000	95,266

Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	17,000	13,923

Lithia Motors, Inc., 3.88%, 06/01/2029(b)	53,000	45,133

O’Reilly Automotive, Inc., 4.70%, 06/15/2032	82,000	81,757

Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)	30,000	23,285

4.88%, 11/15/2031(b)	35,000	26,380

		285,744

Biotechnology–0.30%
AbbVie, Inc., 3.85%, 06/15/2024	60,000	59,987

CSL Finance PLC (Australia),
3.85%, 04/27/2027(b)	49,000	48,578

4.05%, 04/27/2029(b)	49,000	48,149

4.25%, 04/27/2032(b)	66,000	64,607

4.63%, 04/27/2042(b)	48,000	46,111

4.75%, 04/27/2052(b)	74,000	70,897

4.95%, 04/27/2062(b)	42,000	40,364

		378,693

Brewers–0.02%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	20,000	25,862

Building Products–0.05%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	40,000	39,131

Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	33,000	26,293

Masco Corp., 2.00%, 02/15/2031	2,000	1,574

		66,998

Cable & Satellite–0.39%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033(b)	17,000	13,433

	Principal Amount	Value

Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
2.94% (3 mo. USD LIBOR + 1.65%), 02/01/2024(e)	$86,000	$86,684

3.50%, 06/01/2041	55,000	38,581

3.50%, 03/01/2042	114,000	79,291

3.90%, 06/01/2052	82,000	57,083

3.85%, 04/01/2061	81,000	53,426

4.40%, 12/01/2061	37,000	26,686

Comcast Corp.,
3.25%, 11/01/2039	3,000	2,471

2.89%, 11/01/2051	2,000	1,431

2.65%, 08/15/2062	47,000	30,406

2.99%, 11/01/2063	3,000	2,051

Cox Communications, Inc.,
2.60%, 06/15/2031(b)	67,000	56,106

2.95%, 10/01/2050(b)	2,000	1,328

Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	56,000	44,698

		493,675

Casinos & Gaming–0.02%
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	34,000	31,012

Computer & Electronics Retail–0.12%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	2,000	2,080

5.30%, 10/01/2029	47,000	46,379

8.35%, 07/15/2046	3,000	3,744

3.45%, 12/15/2051(b)	73,000	49,535

Leidos, Inc., 2.30%, 02/15/2031	59,000	47,062

		148,800

Consumer Finance–0.20%
Ally Financial, Inc., 2.20%, 11/02/2028	7,000	5,707

American Express Co.,
2.55%, 03/04/2027	30,000	27,977

4.99%, 05/26/2033(c)	164,000	164,261

OneMain Finance Corp., 3.88%, 09/15/2028	37,000	28,358

Synchrony Financial, 4.25%, 08/15/2024	29,000	28,851

		255,154

Copper–0.02%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	10,000	9,938

Southern Copper Corp. (Peru), 5.88%, 04/23/2045	18,000	18,682

		28,620

Data Processing & Outsourced Services–0.15%
Block, Inc., 3.50%, 06/01/2031(b)	32,000	25,570

Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	32,000	26,831

Fidelity National Information Services, Inc., 3.10%, 03/01/2041	3,000	2,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)
PayPal Holdings, Inc.,
2.65%, 10/01/2026	$3,000	$2,847

5.05%, 06/01/2052	127,000	126,284

		183,726

Distillers & Vintners–0.25%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	307,000	307,163

Distributors–0.07%
Genuine Parts Co., 2.75%, 02/01/2032	100,000	82,850

Diversified Banks–9.19%
Banco Mercantil del Norte S.A. (Mexico),
5.88%(b)(c)(d)	200,000	166,000

6.63%(b)(c)(d)	200,000	163,700

Bank of America Corp.,
2.22% (SOFR + 1.05%), 02/04/2028(e)	47,000	45,626

4.38%, 04/27/2028(c)	262,000	258,170

4.27%, 07/23/2029(c)	31,000	29,820

2.69%, 04/22/2032(c)	132,000	110,934

2.57%, 10/20/2032(c)	83,000	68,545

2.97%, 02/04/2033(c)	116,000	98,929

4.57%, 04/27/2033(c)	217,000	211,442

2.48%, 09/21/2036(c)	116,000	90,097

3.85%, 03/08/2037(c)	59,000	51,063

7.75%, 05/14/2038	232,000	286,383

Series RR, 4.38%(c)(d)	311,000	258,836

Series TT, 6.13%(c)(d)(f)	435,000	420,591

Bank of Nova Scotia (The) (Canada), 4.59%, 05/04/2037(c)	83,000	76,407

BBVA Bancomer S.A. (Mexico), 6.75%, 09/30/2022(b)	150,000	150,517

BNP Paribas S.A. (France), 4.63%(b)(c)(d)	200,000	166,122

BPCE S.A. (France),
1.45% (SOFR + 0.57%), 01/14/2025(b)(e)	250,000	246,464

4.50%, 03/15/2025(b)	185,000	182,138

Citigroup, Inc.,
Series A, 5.95%(c)(d)	11,000	10,805

2.88%, 07/24/2023(c)	4,000	3,998

1.68% (SOFR + 0.69%), 01/25/2026(e)	16,000	15,462

3.11%, 04/08/2026(c)	5,000	4,806

4.66%, 05/24/2028(c)	125,000	124,146

4.08%, 04/23/2029(c)	34,000	32,350

4.41%, 03/31/2031(c)	38,000	36,333

2.57%, 06/03/2031(c)	9,000	7,573

2.56%, 05/01/2032(c)	85,000	70,071

2.52%, 11/03/2032(c)	56,000	45,494

3.06%, 01/25/2033(c)	55,000	46,672

3.79%, 03/17/2033(c)	254,000	229,076

4.91%, 05/24/2033(c)	141,000	139,290

2.90%, 11/03/2042(c)	86,000	62,414

3.88%(c)(d)(f)	442,000	367,965

Series V, 4.70%(c)(d)	165,000	134,475

	Principal Amount	Value

Diversified Banks–(continued)
Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(b)(c)	$250,000	$237,663

3.76%, 04/06/2033(b)(c)	500,000	451,761

Credit Agricole S.A. (France),
4.75%(b)(c)(d)	409,000	318,884

7.88%(b)(c)(d)	200,000	197,873

4.38%, 03/17/2025(b)	310,000	305,205

Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(b)	232,000	231,909

Discover Bank, 4.65%, 09/13/2028	116,000	111,750

HSBC Holdings PLC (United Kingdom),
4.60%(c)(d)	225,000	173,510

6.00%(c)(d)	200,000	179,750

3.95%, 05/18/2024(c)	103,000	102,575

2.85% (SOFR + 1.43%), 03/10/2026(e)	200,000	198,035

6.25%(c)(d)	243,000	238,626

ING Groep N.V. (Netherlands), 2.55% (SOFR + 1.01%), 04/01/2027(e)	368,000	352,469

JPMorgan Chase & Co.,
2.07% (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	16,000	15,937

3.80%, 07/23/2024(c)	50,000	49,842

3.63%, 12/01/2027	2,000	1,922

3.78%, 02/01/2028(c)	46,000	44,213

4.32%, 04/26/2028(c)	258,000	253,979

3.54%, 05/01/2028(c)	32,000	30,368

2.58%, 04/22/2032(c)	8,000	6,738

2.96%, 01/25/2033(c)	8,000	6,873

4.59%, 04/26/2033(c)	155,000	152,408

Series W, 2.41%(3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	11,000	8,388

Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	400,000	319,591

National Australia Bank Ltd. (Australia),
2.99%, 05/21/2031(b)	250,000	209,168

3.93%, 08/02/2034(b)(c)	153,000	138,849

NatWest Group PLC (United Kingdom), 5.52%, 09/30/2028(c)	200,000	201,623

Nordea Bank Abp (Finland),
3.75%(b)(c)(d)	210,000	155,192

6.63%(b)(c)(d)	202,000	193,702

PNC Bank N.A., 2.50%, 08/27/2024	255,000	247,997

Royal Bank of Canada (Canada),
3.70%, 10/05/2023	31,000	31,197

1.66% (SOFR + 0.71%), 01/21/2027(e)	247,000	239,817

Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(b)(c)	200,000	160,719

Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	96,000	77,000

2.22%, 09/17/2031	200,000	161,897

Truist Bank, 2.64%, 09/17/2029(c)	390,000	371,170

U.S. Bancorp,
3.70%(c)(d)	294,000	226,380

2.49%, 11/03/2036(c)	185,000	150,959

Series W, 3.10%, 04/27/2026	30,000	28,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)
Wells Fargo & Co.,
Series BB, 3.90%(c)(d)	$99,000	$85,326

3.53%, 03/24/2028(c)	121,000	114,713

3.58%, 05/22/2028(c)	34,000	32,283

3.07%, 04/30/2041(c)	5,000	3,880

4.75%, 12/07/2046	24,000	22,026

4.61%, 04/25/2053(c)	195,000	180,780

Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	74,000	54,371

		11,490,985

Diversified Capital Markets–1.47%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	189,000	185,782

Credit Suisse Group AG (Switzerland),
5.10%(b)(c)(d)	201,000	146,622

4.55%, 04/17/2026	147,000	143,936

4.19%, 04/01/2031(b)(c)	500,000	442,890

7.13%(b)(c)(d)	200,000	199,886

9.75%(b)(c)(d)	201,000	205,774

UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	153,000	150,839

4.75%, 05/12/2028(b)(c)	213,000	211,004

4.38%(b)(c)(d)	200,000	146,820

		1,833,553

Diversified Metals & Mining–0.12%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	30,000	24,542

South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(b)	131,000	122,526

		147,068

Diversified REITs–0.86%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	17,000	15,853

4.05%, 07/01/2030	32,000	28,906

2.50%, 08/16/2031	40,000	31,411

CubeSmart L.P.,
2.25%, 12/15/2028	28,000	23,950

2.50%, 02/15/2032	53,000	43,103

Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	200,000	188,883

4.87%, 01/15/2030(b)	200,000	169,508

VICI Properties L.P.,
4.75%, 02/15/2028	175,000	167,354

4.95%, 02/15/2030	175,000	166,168

5.13%, 05/15/2032	127,000	119,941

5.63%, 05/15/2052	131,000	119,492

		1,074,569

Drug Retail–0.09%
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	111,012	116,081

Electric Utilities–1.38%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	162,000	156,405

4.70%, 05/15/2032	68,000	67,760

5.25%, 05/15/2052	99,000	100,597

Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	199,461	143,701

	Principal Amount	Value

Electric Utilities–(continued)
Duke Energy Corp., 3.25%, 01/15/2082(c)	$73,000	$57,147

Duke Energy Progress LLC, 2.50%, 08/15/2050	6,000	4,112

EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	219,000	217,400

Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	200,000	134,992

National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	124,000	108,121

NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	304,000	308,410

5.00%, 07/15/2032	96,000	98,441

PacifiCorp, 2.90%, 06/15/2052	74,000	54,117

Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(c)	51,000	43,461

Virginia Electric and Power Co.,
Series B, 3.75%, 05/15/2027	106,000	104,998

Series C, 4.63%, 05/15/2052	124,000	120,324

		1,719,986

Electronic Equipment & Instruments–0.12%
Vontier Corp.,
1.80%, 04/01/2026	5,000	4,374

2.40%, 04/01/2028	92,000	77,578

2.95%, 04/01/2031	87,000	68,366

		150,318

Electronic Manufacturing Services–0.03%
Jabil, Inc., 3.00%, 01/15/2031	42,000	35,316

Environmental & Facilities Services–0.05%
Covanta Holding Corp., 4.88%, 12/01/2029(b)	46,000	37,495

GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	25,000	21,475

		58,970

Financial Exchanges & Data–1.43%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	200,000	164,850

Cboe Global Markets, Inc., 3.00%, 03/16/2032	306,000	274,368

FactSet Research Systems, Inc., 3.45%, 03/01/2032	113,000	99,181

Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	176,000	173,360

4.35%, 06/15/2029	137,000	135,382

4.60%, 03/15/2033	118,000	117,560

4.95%, 06/15/2052	163,000	159,994

3.00%, 09/15/2060	29,000	19,633

5.20%, 06/15/2062	124,000	124,138

Moody’s Corp.,
2.75%, 08/19/2041	80,000	58,621

5.25%, 07/15/2044	2,000	2,010

3.75%, 02/25/2052	109,000	89,203

3.10%, 11/29/2061	208,000	143,136

MSCI, Inc.,
3.88%, 02/15/2031(b)	11,000	9,437

3.63%, 11/01/2031(b)	11,000	9,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Financial Exchanges & Data–(continued)
S&P Global, Inc.,
1.25%, 08/15/2030	$3,000	$2,377

2.90%, 03/01/2032(b)	66,000	58,870

3.70%, 03/01/2052(b)	67,000	57,290

3.90%, 03/01/2062(b)	99,000	84,218

		1,782,704

Food Distributors–0.02%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	33,000	26,431

Food Retail–0.03%
Alimentation Couche-Tard, Inc. (Canada), 3.44%, 05/13/2041(b)	47,000	35,331

Health Care Facilities–0.07%
Tenet Healthcare Corp., 6.13%, 06/15/2030(b)	99,000	91,630

Health Care REITs–0.10%
Healthcare Trust of America Holdings L.P.,
3.50%, 08/01/2026	30,000	28,591

2.00%, 03/15/2031	32,000	24,837

Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	81,000	61,439

Physicians Realty L.P., 4.30%, 03/15/2027	2,000	1,962

Welltower, Inc.,
3.10%, 01/15/2030	3,000	2,660

3.85%, 06/15/2032	12,000	10,951

		130,440

Health Care Services–0.59%
Cigna Corp., 4.13%, 11/15/2025	29,000	29,076

CVS Health Corp., 1.30%, 08/21/2027	43,000	37,084

Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	300,000	258,610

Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	94,000	77,595

Series 2042, 2.72%, 01/01/2042	91,000	68,413

2.86%, 01/01/2052	104,000	75,259

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	276,000	187,921

		733,958

Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 3.35%, 04/01/2027	43,000	41,415

Homebuilding–0.10%
D.R. Horton, Inc., 4.75%, 02/15/2023	33,000	33,212

M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	9,000	7,472

3.97%, 08/06/2061	141,000	81,399

		122,083

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–0.30%
Expedia Group, Inc.,
4.63%, 08/01/2027	$30,000	$28,851

3.25%, 02/15/2030	277,000	231,276

2.95%, 03/15/2031	130,000	103,538

Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	19,000	15,137

		378,802

Independent Power Producers & Energy Traders–0.30%
AES Corp. (The), 2.45%, 01/15/2031	35,000	28,184

Calpine Corp., 3.75%, 03/01/2031(b)	40,000	32,618

Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(b)	149,000	148,714

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	200,000	135,341

Vistra Corp., 7.00%(b)(c)(d)	32,000	29,104

		373,961

Industrial Machinery–0.13%
Burlington Northern Santa Fe LLC, 4.45%, 01/15/2053	138,000	133,735

Flowserve Corp., 2.80%, 01/15/2032	29,000	22,877

		156,612

Industrial REITs–0.03%
LXP Industrial Trust, 2.38%, 10/01/2031	54,000	41,808

Insurance Brokers–0.10%
Willis North America, Inc., 4.65%, 06/15/2027	122,000	120,120

Integrated Oil & Gas–1.03%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	110,000	85,901

2.94%, 06/04/2051	21,000	15,061

3.00%, 03/17/2052	56,000	40,464

BP Capital Markets PLC (United Kingdom),
4.38%(c)(d)	61,000	57,584

4.88%(c)(d)	190,000	166,016

Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	8,360

5.88%, 05/28/2045	12,000	8,190

Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	42,000	39,273

Petrobras Global Finance B.V. (Brazil), 5.50%, 06/10/2051	10,000	7,604

Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029(b)	303,000	274,894

6.70%, 02/16/2032	51,000	38,995

Petronas Capital Ltd. (Malaysia), 2.48%, 01/28/2032(b)	200,000	170,551

Qatar Energy (Qatar), 3.30%, 07/12/2051(b)	200,000	154,924

Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	132,000	102,432

3.00%, 11/26/2051	155,000	116,417

		1,286,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Integrated Telecommunication Services–0.54%
AT&T, Inc.,
2.18% (SOFR + 0.64%), 03/25/2024(e)	$139,000	$137,745

4.30%, 02/15/2030	34,000	33,208

2.55%, 12/01/2033	195,000	158,416

3.50%, 09/15/2053	97,000	73,690

3.55%, 09/15/2055	10,000	7,509

Verizon Communications, Inc.,
2.55%, 03/21/2031	34,000	29,099

2.65%, 11/20/2040	30,000	22,057

3.40%, 03/22/2041	35,000	28,554

2.85%, 09/03/2041	104,000	78,127

2.88%, 11/20/2050	33,000	23,466

3.55%, 03/22/2051	17,000	13,659

3.00%, 11/20/2060	40,000	27,244

3.70%, 03/22/2061	51,000	40,183

		672,957

Interactive Home Entertainment–0.20%
Electronic Arts, Inc., 2.95%, 02/15/2051	6,000	4,381

ROBLOX Corp., 3.88%, 05/01/2030(b)	57,000	46,373

Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	141,000	132,522

WMG Acquisition Corp.,
3.75%, 12/01/2029(b)	55,000	46,020

3.00%, 02/15/2031(b)	31,000	24,095

		253,391

Interactive Media & Services–0.02%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	25,000	23,423

Internet & Direct Marketing Retail–0.17%
Amazon.com, Inc., 2.88%, 05/12/2041	84,000	67,341

Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(b)	150,000	143,823

		211,164

Internet Services & Infrastructure–0.08%
Twilio, Inc.,
3.63%, 03/15/2029	29,000	24,436

3.88%, 03/15/2031	29,000	23,918

VeriSign, Inc., 2.70%, 06/15/2031	66,000	53,186

		101,540

Investment Banking & Brokerage–2.27%
Charles Schwab Corp. (The),
2.45% (SOFR + 1.05%), 03/03/2027(e)	213,000	209,721

2.90%, 03/03/2032	126,000	111,071

5.00%(c)(d)	124,000	111,467

	Principal Amount	Value

Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
2.02% (SOFR + 0.58%), 03/08/2024(e)	$29,000	$28,534

1.68% (SOFR + 0.70%), 01/24/2025(e)	30,000	29,328

3.50%, 04/01/2025	39,000	38,281

3.27%, 09/29/2025(c)	3,000	2,918

3.50%, 11/16/2026	19,000	18,244

2.24% (SOFR + 0.79%), 12/09/2026(e)	463,000	444,395

2.26% (SOFR + 0.81%), 03/09/2027(e)(f)	380,000	361,938

1.87% (SOFR + 0.92%), 10/21/2027(e)	300,000	286,203

2.43% (SOFR + 1.12%), 02/24/2028(e)	86,000	82,534

3.62%, 03/15/2028(c)	61,000	57,777

2.62%, 04/22/2032(c)	33,000	27,432

2.65%, 10/21/2032(c)	105,000	86,640

3.10%, 02/24/2033(c)	79,000	67,549

3.21%, 04/22/2042(c)	4,000	3,061

3.44%, 02/24/2043(c)	93,000	73,076

Series V, 4.13%(c)(d)	134,000	109,712

JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(b)	378,000	292,448

Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	19,000	17,088

Morgan Stanley,
1.66% (SOFR + 0.63%), 01/24/2025(e)	23,000	22,428

5.00%, 11/24/2025	40,000	40,707

2.70%, 01/22/2031(c)	10,000	8,670

3.62%, 04/01/2031(c)	38,000	34,941

2.51%, 10/20/2032(c)	65,000	53,784

2.94%, 01/21/2033(c)	92,000	78,944

5.30%, 04/20/2037(c)	139,000	134,755

3.22%, 04/22/2042(c)	4,000	3,155

Raymond James Financial, Inc., 3.75%, 04/01/2051	3,000	2,446

		2,839,247

IT Consulting & Other Services–0.07%
DXC Technology Co., 2.38%, 09/15/2028	105,000	90,456

Leisure Products–0.15%
Brunswick Corp.,
4.40%, 09/15/2032	146,000	126,297

5.10%, 04/01/2052	77,000	57,597

		183,894

Life & Health Insurance–2.12%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	53,000	52,372

Athene Global Funding,
1.20%, 10/13/2023(b)	93,000	89,587

2.50%, 01/14/2025(b)	2,000	1,903

1.45%, 01/08/2026(b)	42,000	37,406

2.95%, 11/12/2026(b)	65,000	59,789

3.21%, 03/08/2027(b)	246,000	223,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Life & Health Insurance–(continued)
Athene Holding Ltd.,
6.15%, 04/03/2030	$41,000	$40,966

3.45%, 05/15/2052	118,000	81,264

Corebridge Financial, Inc.,
4.35%, 04/05/2042(b)	16,000	13,676

4.40%, 04/05/2052(b)	28,000	23,408

F&G Global Funding, 2.00%, 09/20/2028(b)	140,000	117,899

GA Global Funding Trust, 2.90%, 01/06/2032(b)	357,000	297,045

MAG Mutual Holding Co., 4.75%, 04/30/2041(g)	784,000	688,656

Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	28,000	25,913

Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	2,000	1,631

Pacific Life Global Funding II,
2.34% (SOFR + 0.80%), 03/30/2025(b)(e)	356,000	352,628

2.03% (SOFR + 0.62%), 06/04/2026(b)(e)	146,000	142,385

Pacific LifeCorp, 3.35%, 09/15/2050(b)	2,000	1,504

Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,448

Prudential Financial, Inc., 5.20%, 03/15/2044(c)	48,000	45,507

Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	48,000	44,608

Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	332,000	302,577

Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(b)	2,000	1,531

		2,647,629

Life Sciences Tools & Services–0.02%
Illumina, Inc., 2.55%, 03/23/2031	32,000	26,054

Managed Health Care–0.74%
Centene Corp., 2.50%, 03/01/2031	57,000	45,422

Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	205,000	159,304

3.00%, 06/01/2051	215,000	160,781

UnitedHealth Group, Inc.,
3.75%, 07/15/2025	2,000	2,000

3.70%, 05/15/2027	137,000	136,623

4.00%, 05/15/2029(f)	425,000	421,293

		925,423

Motorcycle Manufacturers–0.16%
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(b)	200,000	194,798

Movies & Entertainment–0.81%
Magallanes, Inc.,
4.28%, 03/15/2032(b)	194,000	173,572

5.05%, 03/15/2042(b)	324,000	276,156

5.14%, 03/15/2052(b)	400,000	336,263

5.39%, 03/15/2062(b)	278,000	232,985

		1,018,976

	Principal Amount	Value

Multi-line Insurance–0.28%
Allianz SE (Germany), 3.20%(b)(c)(d)	$237,000	$173,602

Liberty Mutual Group, Inc., 5.50%, 06/15/2052(b)	191,000	181,209

		354,811

Multi-Utilities–0.13%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	131,000	109,296

Ameren Corp., 2.50%, 09/15/2024	23,000	22,312

Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	30,000	27,453

		159,061

Office REITs–0.24%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	3,000	2,958

2.95%, 03/15/2034	64,000	53,346

Boston Properties L.P., 3.25%, 01/30/2031	4,000	3,435

Office Properties Income Trust,
4.25%, 05/15/2024	117,000	113,653

4.50%, 02/01/2025	67,000	64,257

2.65%, 06/15/2026	15,000	12,766

2.40%, 02/01/2027	67,000	54,802

		305,217

Oil & Gas Equipment & Services–0.12%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	200,000	153,968

Oil & Gas Exploration & Production–0.49%
Apache Corp., 7.75%, 12/15/2029	98,000	104,103

Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	90,000	71,189

Continental Resources, Inc., 2.88%, 04/01/2032(b)	51,000	39,928

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(b)	196,522	160,800

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	18,000	15,689

6.25%, 04/15/2032(b)	18,000	15,841

Lundin Energy Finance B.V. (Netherlands), 3.10%, 07/15/2031(b)	216,000	178,922

Murphy Oil Corp., 6.38%, 07/15/2028	23,000	21,492

		607,964

Oil & Gas Refining & Marketing–0.01%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	20,000	16,251

Oil & Gas Storage & Transportation–1.15%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	121,000	102,573

El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	50,000	58,498

Enbridge, Inc. (Canada),
1.87% (SOFR + 0.63%), 02/16/2024(e)	28,000	27,667

3.40%, 08/01/2051	50,000	37,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
4.25%, 03/15/2023	$29,000	$28,993

4.00%, 10/01/2027	21,000	19,894

EQM Midstream Partners L.P., 7.50%, 06/01/2030(b)	40,000	38,490

Kinder Morgan, Inc., 7.75%, 01/15/2032	55,000	64,234

Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	126,000	120,252

MPLX L.P.,
4.25%, 12/01/2027	22,000	21,251

4.95%, 03/14/2052	235,000	203,618

Northern Natural Gas Co., 3.40%, 10/16/2051(b)	2,000	1,494

ONEOK, Inc., 6.35%, 01/15/2031	56,000	58,562

Targa Resources Corp.,
5.20%, 07/01/2027	180,000	180,936

6.25%, 07/01/2052	205,000	206,006

Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	37,000	30,635

Williams Cos., Inc. (The),
3.70%, 01/15/2023	42,000	42,072

2.60%, 03/15/2031	163,000	136,597

3.50%, 10/15/2051	73,000	54,471

		1,433,933

Other Diversified Financial Services–0.80%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	150,000	149,377

Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	59,000	51,079

4.25%, 04/15/2026(b)	3,000	2,782

Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	78,000	61,225

2.80%, 09/30/2050(b)	29,000	19,538

Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	26,000	24,042

2.35%, 11/22/2024(b)	94,000	86,486

2.63%, 12/15/2026(b)	211,000	176,942

3.25%, 03/15/2027(b)	105,000	89,168

Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	80,000	61,833

Jackson Financial, Inc.,
5.17%, 06/08/2027	130,000	129,000

5.67%, 06/08/2032	149,000	144,145

KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	2,000	1,503

		997,120

Packaged Foods & Meats–0.26%
Conagra Brands, Inc., 4.60%, 11/01/2025	35,000	35,170

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	5,000	4,110

JDE Peet’s N.V. (Netherlands), 2.25%, 09/24/2031(b)	155,000	121,222

Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	200,000	160,290

		320,792

	Principal Amount	Value

Paper Packaging–0.26%
Berry Global, Inc., 1.65%, 01/15/2027	$329,000	$288,253

Packaging Corp. of America, 3.65%, 09/15/2024	31,000	30,886

		319,139

Pharmaceuticals–0.36%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	313,000	312,544

Mayo Clinic, Series 2021, 3.20%, 11/15/2061	133,000	101,170

Mylan, Inc., 3.13%, 01/15/2023(b)	41,000	40,760

		454,474

Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	83,000	81,466

Property & Casualty Insurance–0.23%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,824

CNA Financial Corp., 3.45%, 08/15/2027	29,000	27,539

Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	2,000	1,990

3.38%, 03/03/2031	8,000	6,924

Fidelity National Financial, Inc., 2.45%, 03/15/2031	42,000	33,471

First American Financial Corp., 2.40%, 08/15/2031	70,000	54,057

Progressive Corp. (The),
2.50%, 03/15/2027	18,000	17,029

3.00%, 03/15/2032	8,000	7,175

3.70%, 03/15/2052	10,000	8,402

Stewart Information Services Corp., 3.60%, 11/15/2031	153,000	127,084

		285,495

Railroads–0.20%
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	204,000	141,635

Norfolk Southern Corp., 4.55%, 06/01/2053	117,000	110,863

		252,498

Real Estate Development–0.04%
Essential Properties L.P., 2.95%, 07/15/2031	66,000	51,785

Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	2,000	1,665

		53,450

Regional Banks–2.90%
Citizens Financial Group, Inc.,
Series G, 4.00%(c)(d)	32,000	25,565

4.30%, 12/03/2025	118,000	117,152

2.50%, 02/06/2030	31,000	26,202

3.25%, 04/30/2030	13,000	11,552

2.64%, 09/30/2032	183,000	146,407

5.64%, 05/21/2037(c)	219,000	216,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Regional Banks–(continued)
Fifth Third Bancorp,
4.30%, 01/16/2024	$2,000	$2,010

2.55%, 05/05/2027	2,000	1,835

4.06%, 04/25/2028(c)	107,000	104,423

4.34%, 04/25/2033(c)	137,000	130,457

Fifth Third Bank N.A., 3.85%, 03/15/2026	168,000	165,044

Huntington Bancshares, Inc.,
4.00%, 05/15/2025	38,000	37,847

2.49%, 08/15/2036(c)	66,000	51,731

KeyCorp, 4.79%, 06/01/2033(c)	86,000	84,935

M&T Bank Corp., 3.50%(c)(d)	117,000	89,505

PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(c)	361,000	349,122

Series O, 4.96% (3 mo. USD LIBOR + 3.68%)(d)(e)	222,000	214,670

Series U, 6.00%(c)(d)	259,000	249,259

Santander Holdings USA, Inc., 3.50%, 06/07/2024	29,000	28,516

SVB Financial Group,
4.10%(c)(d)	172,000	119,147

1.80%, 02/02/2031	66,000	50,921

Series C, 4.00%(c)(d)	417,000	318,267

Series D, 4.25%(c)(d)	362,000	273,819

Series E, 4.70%(c)(d)	242,000	182,637

Truist Financial Corp., 4.12%, 06/06/2028(c)	200,000	197,158

Zions Bancorporation N.A., 3.25%, 10/29/2029	500,000	435,600

		3,630,218

Reinsurance–0.10%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	39,000	28,133

Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	16,000	14,521

3.13%, 06/15/2031(b)	42,000	33,456

4.70%, 10/15/2051(b)(c)	65,000	52,297

Reinsurance Group of America, Inc., 4.70%, 09/15/2023	2,000	2,018

		130,425

Renewable Electricity–0.23%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	208,000	187,876

NSTAR Electric Co., 4.55%, 06/01/2052	99,000	96,599

		284,475

Residential REITs–0.30%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	15,000	11,977

3.63%, 04/15/2032	161,000	141,326

3.38%, 07/15/2051	16,000	11,081

4.30%, 04/15/2052	80,000	64,611

Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	27,000	22,735

2.70%, 01/15/2034	96,000	74,003

Mid-America Apartments L.P., 2.88%, 09/15/2051	2,000	1,391

	Principal Amount	Value

Residential REITs–(continued)
Spirit Realty L.P.,
3.20%, 01/15/2027	$27,000	$24,810

2.10%, 03/15/2028	2,000	1,679

3.40%, 01/15/2030	2,000	1,734

2.70%, 02/15/2032	2,000	1,568

Sun Communities Operating L.P., 2.70%, 07/15/2031	20,000	16,140

		373,055

Restaurants–0.12%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	43,000	34,647

Starbucks Corp., 3.00%, 02/14/2032	132,000	114,893

		149,540

Retail REITs–0.37%
Agree L.P.,
2.00%, 06/15/2028	31,000	26,510

2.60%, 06/15/2033	43,000	34,128

Kimco Realty Corp., 2.70%, 10/01/2030	23,000	19,817

Kite Realty Group L.P., 4.00%, 10/01/2026	68,000	65,132

Kite Realty Group Trust, 4.75%, 09/15/2030	31,000	28,894

National Retail Properties, Inc., 3.50%, 04/15/2051	54,000	40,528

Realty Income Corp.,
2.20%, 06/15/2028	24,000	21,068

3.25%, 01/15/2031	32,000	29,122

2.85%, 12/15/2032	19,000	16,355

Regency Centers L.P., 2.95%, 09/15/2029	31,000	27,277

Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(c)	166,000	148,104

		456,935

Semiconductor Equipment–0.22%
Entegris Escrow Corp., 5.95%, 06/15/2030(b)	133,000	126,821

KLA Corp., 4.95%, 07/15/2052	151,000	152,095

		278,916

Semiconductors–0.50%
Broadcom, Inc.,
4.15%, 11/15/2030	32,000	29,352

2.45%, 02/15/2031(b)	42,000	33,786

3.42%, 04/15/2033(b)	51,000	42,229

3.47%, 04/15/2034(b)	84,000	68,477

3.14%, 11/15/2035(b)	192,000	146,067

4.93%, 05/15/2037(b)	42,000	37,714

Marvell Technology, Inc., 2.95%, 04/15/2031	106,000	89,068

Micron Technology, Inc.,
4.19%, 02/15/2027	4,000	3,908

2.70%, 04/15/2032	54,000	43,118

3.37%, 11/01/2041	34,000	24,694

QUALCOMM, Inc.,
2.15%, 05/20/2030	46,000	40,346

3.25%, 05/20/2050	46,000	37,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Semiconductors–(continued)
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	$10,000	$8,883

3.00%, 06/01/2031	30,000	24,675

		629,975

Soft Drinks–0.13%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	200,000	163,933

Sovereign Debt–0.96%
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(b)	278,000	223,790

China Government International Bond (China), 2.50%, 10/26/2051(b)	200,000	155,795

Egypt Government International Bond (Egypt), 3.88%, 02/16/2026(b)	200,000	146,582

Mexico Government International Bond (Mexico),
3.50%, 02/12/2034	200,000	165,698

4.40%, 02/12/2052	200,000	151,057

Peruvian Government International Bond (Peru), 2.78%, 01/23/2031	10,000	8,526

Romanian Government International Bond (Romania), 5.25%, 11/25/2027(b)	30,000	28,681

Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	200,000	166,068

UAE International Government Bond (United Arab Emirates), 3.25%, 10/19/2061(b)	206,000	156,220

		1,202,417

Specialized Consumer Services–0.08%
Grand Canyon University, 3.25%, 10/01/2023	101,000	99,737

Specialized Finance–0.20%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	256,000	252,772

Specialized REITs–0.74%
American Tower Corp.,
3.00%, 06/15/2023	35,000	34,642

4.00%, 06/01/2025	19,000	18,814

2.70%, 04/15/2031	103,000	84,874

4.05%, 03/15/2032	90,000	82,126

Crown Castle International Corp., 2.50%, 07/15/2031	96,000	78,660

EPR Properties,
4.75%, 12/15/2026	59,000	55,489

4.95%, 04/15/2028	117,000	107,731

3.60%, 11/15/2031	125,000	98,947

Equinix, Inc., 3.90%, 04/15/2032	176,000	159,385

Extra Space Storage L.P.,
3.90%, 04/01/2029	49,000	45,934

2.55%, 06/01/2031	2,000	1,648

2.35%, 03/15/2032	80,000	63,508

Life Storage L.P., 2.40%, 10/15/2031	79,000	62,960

SBA Communications Corp., 3.13%, 02/01/2029	38,000	31,195

		925,913

	Principal Amount	Value

Specialty Chemicals–0.26%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	$200,000	$176,587

5.50%, 03/18/2031	200,000	154,316

		330,903

Systems Software–0.01%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	20,000	17,327

Microsoft Corp., 2.53%, 06/01/2050	2,000	1,476

		18,803

Technology Hardware, Storage & Peripherals–0.18%
Apple, Inc.,
4.38%, 05/13/2045	20,000	19,834

4.25%, 02/09/2047	2,000	1,955

2.55%, 08/20/2060	133,000	91,404

2.80%, 02/08/2061	148,000	106,466

		219,659

Thrifts & Mortgage Finance–0.11%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(b)(c)	150,000	139,345

Tobacco–0.02%
Altria Group, Inc., 3.70%, 02/04/2051	37,000	23,706

Trading Companies & Distributors–0.04%
Air Lease Corp.,
3.00%, 09/15/2023	2,000	1,956

2.20%, 01/15/2027	54,000	47,109

		49,065

Trucking–0.55%
Aviation Capital Group LLC, 4.13%, 08/01/2025(b)	2,000	1,903

Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	32,000	31,536

3.40%, 11/15/2026(b)	37,000	35,132

4.40%, 07/01/2027(b)	71,000	69,666

Ryder System, Inc., 4.30%, 06/15/2027	98,000	96,649

SMBC Aviation Capital Finance DAC (Ireland), 1.90%, 10/15/2026(b)	205,000	174,359

Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	120,000	106,260

3.15%, 06/15/2031(b)	156,000	126,264

Uber Technologies, Inc., 4.50%, 08/15/2029(b)	63,000	51,936

		693,705

Wireless Telecommunication Services–0.92%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(b)	200,000	177,929

Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(b)	211,000	185,789

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	137,500	137,626

5.15%, 03/20/2028(b)	209,000	210,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
2.25%, 02/15/2026	$31,000	$27,954

2.63%, 04/15/2026	35,000	31,828

3.40%, 10/15/2052	280,000	207,402

VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	200,000	110,500

Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(c)	26,000	21,629

4.13%, 06/04/2081(c)	30,000	22,526

5.13%, 06/04/2081(c)	33,000	22,084

		1,156,135

Total U.S. Dollar Denominated Bonds & Notes (Cost $62,143,687)		54,897,643

Asset-Backed Securities–29.75%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	4,006	4,003

AmeriCredit Automobile Receivables Trust,
Series 2018-3, Class C, 3.74%, 10/18/2024	219,081	219,702

Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	99,384

Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	275,216

Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	131,760

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	337,269

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	53,031	51,523

Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	154,074	147,698

Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	22,258	21,360

Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	102,614	93,403

Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	233,249	204,888

Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(i)	386,713	366,866

Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(h)	1,610	1,604

Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(h)	3,680	3,672

Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	560,000	548,353

Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 2.36% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(e)	731,000	708,408

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(h)	70,000	68,550

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	34,117	29,401

Series 2007-C, Class 1A4, 3.01%, 05/20/2036(h)	11,207	10,885

	Principal Amount	Value

Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	$22,838	$19,682

Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(j)	1,530,181	72,717

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	333,355	297,134

Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	333,355	286,364

Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	321,474	297,075

Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	343,218	307,967

Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(h)	418,504	361,562

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	29,889	29,650

Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	29,339	28,750

Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.63%, 01/15/2051(j)	1,716,775	37,933

Series 2018-B3, Class C, 4.69%, 04/10/2051(h)	42,000	38,506

Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	82,929

Series 2019-B14, Class C, 3.90%, 12/15/2062(h)	83,700	72,495

Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	62,437

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	132,182	127,202

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 2.18% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(e)	235,000	226,552

Series 2021-VOLT, Class A, 2.02% (1 mo. USD LIBOR + 0.70%), 09/15/2036(b)(e)	250,000	241,497

Series 2021-VOLT, Class B, 2.27% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(e)	225,000	211,876

Series 2021-VOLT, Class D, 2.97% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(e)	100,000	93,788

Series 2021-XL2, Class B, 2.32% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(e)	98,014	92,815

BX Trust,
Series 2022-LBA6, Class A, 2.28% (1.00% + SOFR Term Rate), 01/15/2039(b)(e)	320,000	308,137

Series 2022-LBA6, Class B, 2.58% (1.30% + SOFR Term Rate), 01/15/2039(b)(e)	230,000	219,562

Series 2022-LBA6, Class C, 2.88% (1.60% + SOFR Term Rate), 01/15/2039(b)(e)	100,000	95,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	$105,000	$103,841

Series 2019-2, Class C, 2.89%, 03/15/2027(b)	100,000	98,771

CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(j)	700,049	20,810

Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 2.04% (3 mo. USD LIBOR + 0.98%), 04/20/2031(b)(e)	250,000	245,128

Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	5,041	4,958

Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	25,140	23,886

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	30,502	28,014

Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	36,832	34,193

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 2.97%, 01/25/2036(h)	35,426	32,129

Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.15%, 11/10/2046(j)	357,302	3,523

Series 2014-GC21, Class AA, 3.48%, 05/10/2047	32,024	31,871

Series 2017-C4, Class XA, IO, 1.22%, 10/12/2050(j)	1,948,796	71,307

Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	79,943	78,964

Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	330,590	283,989

CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 01/15/2026	125,000	124,818

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	25,389	25,088

Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	208,721	190,162

Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	273,406	246,075

Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(i)	275,111	261,915

Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(h)	353,363	342,257

COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(j)	1,782,072	2,445

Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	245,000	242,343

Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	30,961	30,809

Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	703,196

Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	168,647

Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	467,088

Series 2015-CR25, Class B, 4.68%, 08/10/2048(h)	72,000	69,496

	Principal Amount	Value

Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	$2,851	$2,726

Series 2005-26, Class 1A8, 5.50%, 11/25/2035	31,507	21,205

Series 2005-JA, Class A7, 5.50%, 11/25/2035	3,982	3,549

Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(i)	13,099	12,912

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	54,949	52,871

Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	119,178	113,385

Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(h)	410,386	398,143

Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(h)	115,000	108,047

Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	318,420	314,629

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	680,957

CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 3.05%, 06/25/2034(h)	8,395	8,280

CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	102,820	61,774

DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	48,625	45,512

Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	48,625	47,089

Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(b)	115,000	114,968

Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	106,547	96,777

Drive Auto Receivables Trust,
Series 2018-2, Class D, 4.14%, 08/15/2024	21,781	21,809

Series 2018-3, Class D, 4.30%, 09/16/2024	35,203	35,319

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 2.12% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(e)	100,056	97,181

DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	5,838	5,836

Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	56,000	55,623

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(h)	23,378	22,719

Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	20,009	19,495

Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	40,911	37,502

Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	257,183	235,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	$240,000	$237,116

Extended Stay America Trust, Series 2021-ESH, Class B, 2.71% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(e)	114,297	111,074

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 2.27% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	59,646	29,308

Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	530,178	485,849

Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	175,762	160,576

Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 1.92% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	560,000	560,283

FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.72%, 11/25/2045(b)(h)	90,000	89,853

Series 2013-K26, Class C, 3.71%, 12/25/2045(b)(h)	60,000	59,819

Series 2013-K27, Class C, 3.61%, 01/25/2046(b)(h)	95,000	94,447

Series 2013-K28, Class C, 3.61%, 06/25/2046(b)(h)	285,000	283,164

GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(h)	24,104	23,322

GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.90%, 04/19/2036(h)	33,283	26,711

GoldenTree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class AR, 2.13% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(e)	260,000	252,879

Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 2.27% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(e)	330,000	320,898

GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	45,000	45,002

Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	2,894	2,893

Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	26,390	26,331

Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	45,273

Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	261,341

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	296,778	273,581

GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.57%, 07/25/2035(h)	11,069	10,765

Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	99,855

Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	91,147

	Principal Amount	Value

Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	$104,000	$97,384

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	315,000	312,745

Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	299,947

Series 2013-LC11, Class AS, 3.22%, 04/15/2046	40,000	39,483

Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	216,855

Series 2016-JP3, Class A2, 2.43%, 08/15/2049	25,636	25,560

JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 2.42%, 07/25/2035(h)	17,221	16,908

Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(h)	388,028	326,832

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	245,000	233,127

Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	196,049

Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(j)	1,936,868	46,759

KKR CLO 30 Ltd., Series 30A, Class A1R, 2.06% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(e)	268,000	261,695

LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 1.06%, 02/18/2030(j)	19,446	0

Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(h)	10,617	2,774

Life Mortgage Trust,
Series 2021-BMR, Class A, 2.02% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(e)	152,360	147,666

Series 2021-BMR, Class B, 2.20% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(e)	334,210	320,519

Series 2021-BMR, Class C, 2.42% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(e)	108,127	103,449

Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 2.19% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(e)	742,000	726,296

MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 1.72% (1 mo. USD LIBOR + 0.10%), 08/25/2036(e)	36,689	14,531

Med Trust,
Series 2021-MDLN, Class A, 2.28% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(e)	265,000	253,871

Series 2021-MDLN, Class B, 2.78% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(e)	368,000	352,250

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	214,950	196,978

Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	210,271	192,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	$7,311	$7,092

MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(h)	260,396	223,689

Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(h)	300,864	277,269

Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	303,451	275,959

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 2.02% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(e)	125,000	120,022

Series 2021-STOR, Class B, 2.22% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(e)	105,000	100,191

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	225,000	222,853

Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	584,129

Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 2.02% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(e)	99,000	98,072

Series 2017-CLS, Class B, 2.17% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(e)	49,000	48,425

Series 2017-CLS, Class C, 2.32% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(e)	33,000	32,535

Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(j)	670,181	25,602

Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	78,284

Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	55,456

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(h)	228,041	211,313

MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	37,323	35,361

MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	30,609	29,612

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 2.06% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	293,000	288,863

Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 2.10% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(e)	250,000	244,617

New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	18,491	17,929

Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(h)	25,023	24,112

Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(h)	258,861	243,247

	Principal Amount	Value

OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	$299,745	$262,638

Series 2022-NQM2, Class A1, 2.94%, 01/25/2062(b)(h)	344,339	321,331

Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(i)	251,516	239,268

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(i)	235,000	209,072

Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	269,741	248,858

OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 2.00% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(e)	250,000	245,587

Series 2020-8RA, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(e)	433,000	423,326

Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 2.11% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(e)	500,000	492,286

Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(e)	400,000	391,749

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 2.32% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	287,936	281,141

One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	114,000	98,774

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	342,342	299,644

Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	95,330	95,197

Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	495,000	470,135

Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	240,000	211,025

Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	255,000	254,955

Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 2.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(e)	267,125	263,095

Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	292	244

Series 2007-QS6, Class A28, 5.75%, 04/25/2037	3,759	3,277

Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	41,294	39,992

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	238,621	233,080

Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	185,293	184,865

Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	164,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	$20,172	$20,167

Series 2019-C, Class C, 2.39%, 11/20/2023(b)	210,000	209,857

SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(h)	383,360	366,704

Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(h)	126,169	120,333

Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	49,083	46,581

Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	158,800	135,481

Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	158,800	127,708

STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	190,486	179,799

Series 2021-SFR1, Class A, 2.12% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(e)	792,432	766,976

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	18,172	18,122

Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	33,110	32,173

Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(h)	419,431	371,237

Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	316,168	295,358

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.72%, 09/25/2034(h)	4,282	4,308

Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 2.68%, 11/25/2033(h)	36,048	34,117

Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 2.33% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(e)	250,000	244,985

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	398,933	355,321

Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(h)	18,756	18,201

TICP CLO XV Ltd., Series 2020-15A, Class A, 2.34% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	521,000	508,913

Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(h)	10,146	10,091

Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	300,625	264,056

UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.12%, 11/15/2050(j)	1,212,724	45,178

Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	75,917

	Principal Amount	Value

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(i)	$70,959	$69,767

Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(i)	73,531	72,264

Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(h)	24,407	23,984

Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(h)	114,487	105,304

Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(h)	332,429	300,136

Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	144,284	140,911

Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(i)	255,846	242,094

Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(i)	287,519	282,298

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	72,892	70,634

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.50%, 10/25/2033(h)	24,002	23,141

Series 2005-AR14, Class 1A4, 2.84%, 12/25/2035(h)	52,765	51,037

Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(h)	24,733	24,179

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	133,720	132,739

Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(j)	879,625	33,784

Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	57,300	54,206

Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	90,358	90,352

WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	150,000	147,567

Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	128,092

Series 2014-LC14, Class AS, 4.35%, 03/15/2047(h)	145,000	143,618

World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.21%, 07/15/2026	235,000	234,997

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	507,664	443,724

Total Asset-Backed Securities (Cost $39,901,160)		37,207,028

U.S. Treasury Securities–19.85%
U.S. Treasury Bills–0.17%(k)(l)
0.84%, 09/15/2022	121,000	120,598

1.46% - 2.10%, 11/17/2022	89,000	88,297

		208,895

U.S. Treasury Bonds–6.20%
3.25%, 05/15/2042	4,686,400	4,575,098

2.25%, 02/15/2052	3,863,900	3,181,076

		7,756,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

U.S. Treasury Notes–13.48%
2.88%, 06/15/2025	$743,300	$740,396

2.63%, 05/31/2027	5,094,900	4,999,172

2.75%, 05/31/2029	2,083,300	2,042,611

2.88%, 05/15/2032	9,177,300	9,075,489

		16,857,668

Total U.S. Treasury Securities (Cost $25,132,455)		24,822,737

U.S. Government Sponsored Agency Mortgage-Backed Securities–2.95%
Collateralized Mortgage Obligations–1.10%
Fannie Mae Interest STRIPS, IO,
7.50%, 05/25/2023 to 11/25/2029(m)	25,308	2,905

7.00%, 06/25/2023 to 04/25/2032(m)	83,145	13,670

6.50%, 04/25/2029 to 02/25/2033(j)(m)	227,018	37,533

6.00%, 02/25/2033 to 03/25/2036(j)(m)	183,599	32,137

5.50%, 09/25/2033 to 06/25/2035(j)(m)	274,854	46,135

Fannie Mae REMICs, IO,
5.50%, 04/25/2023 to 07/25/2046(m)	76,488	24,168

5.08% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(e)(m)	97,488	10,901

3.00%, 11/25/2027(m)	61,821	3,094

5.48% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(e)(m)	38,125	3,931

6.30% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(e)(m)	2,482	330

6.28% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(m)	50,913	6,770

5.63% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(m)	2,733	352

6.33% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(m)	12,991	1,724

6.40% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032 to 12/18/2032(e)(m)	4,967	721

6.48% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(e)(m)	4,037	603

5.38% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(e)(m)	12,821	1,464

6.18% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(m)	441	64

6.38% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(e)(m)	198,043	29,943

6.50% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(m)	18,993	1,771

6.63% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(m)	76,271	12,896

7.00%, 04/25/2033(m)	2,493	405

4.43% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(m)	36,827	3,372

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
5.13% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(e)(m)	$14,242	$1,260

4.98% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(m)	26,561	2,464

3.50%, 08/25/2035(m)	219,654	28,260

4.48% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(e)(m)	81,148	9,531

4.00%, 04/25/2041 to 08/25/2047(m)	82,688	10,763

4.93% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(m)	24,488	2,540

4.53% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(m)	50,943	7,244

4.28% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(e)(m)	359,847	35,700

6.50%, 06/25/2023 to 10/25/2031	71,224	75,142

4.00%, 08/25/2026	7	7

6.00%, 11/25/2028 to 12/25/2031	61,094	64,861

1.87% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	623	620

18.61% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	31,500	42,560

18.25% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	21,826	29,620

18.25% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	17,728	22,576

2.56% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	14,039	14,180

PO, 0.00%, 09/25/2023(n)	4,214	4,136

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	3,929,801	21,190

Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,743,865	31,813

Series K734, Class X1, IO, 0.79%, 02/25/2026(j)	2,027,807	39,421

Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,035,123	63,289

Series K083, Class AM, 4.03%, 10/25/2028(h)	23,000	23,419

Series K085, Class AM, 4.06%, 10/25/2028(h)	23,000	23,498

Series K089, Class AM, 3.63%, 01/25/2029(h)	39,000	38,999

Series K088, Class AM, 3.76%, 01/25/2029(h)	92,000	92,625

Series K093, Class X1, IO, 1.09%, 05/25/2029(j)	1,685,398	90,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
1.50%, 07/15/2023	$167	$167

6.75%, 02/15/2024	1,045	1,063

6.50%, 02/15/2028 to 06/15/2032	248,292	262,955

8.00%, 03/15/2030	491	537

2.32% (1 mo. USD LIBOR + 1.00%), 02/15/2032(e)	510	519

3.50%, 05/15/2032	9,024	8,962

19.90% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	5,022	6,811

1.72% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	765	759

IO, 6.33% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(e)(m)	60,061	3,197

3.00%, 06/15/2027 to 05/15/2040(m)	209,646	11,254

2.50%, 05/15/2028(m)	42,975	2,056

7.18% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(e)(m)	354	13

6.78% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(e)(m)	810	76

5.38% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(m)	193,932	15,709

5.43% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(m)	21,270	1,738

5.40% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(m)	23,057	2,068

4.83% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(m)	6,605	473

5.68% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(m)	4,160	576

4.68% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(e)(m)	4,228	530

4.75% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(m)	139,482	15,631

4.93% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(m)	32,757	3,450

4.78% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(m)	49,165	6,751

4.00%, 03/15/2045(m)	28,520	2,214

Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(n)	6,938	6,543

IO, 3.00%, 12/15/2027(m)	81,152	4,612

3.27%, 12/15/2027(j)	20,131	1,016

7.00%, 09/01/2029(m)	1,774	265

7.50%, 12/15/2029(m)	33,423	5,398

6.00%, 12/15/2032(m)	20,947	2,866

		1,379,186

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–0.26%
6.00%, 10/01/2022 to 10/01/2029	$53,764	$56,927

9.00%, 01/01/2025 to 05/01/2025	977	1,012

6.50%, 07/01/2028 to 04/01/2034	41,914	44,083

7.00%, 10/01/2031 to 10/01/2037	34,086	35,724

5.00%, 12/01/2034	932	955

5.50%, 09/01/2039	79,302	84,995

4.00%, 11/01/2048 to 07/01/2049	96,277	96,525

		320,221

Federal National Mortgage Association (FNMA)–0.34%
7.00%, 01/01/2030 to 12/01/2032	10,035	10,611

3.50%, 12/01/2030 to 05/01/2047	368,712	361,847

6.50%, 09/01/2031 to 01/01/2034	3,153	3,346

7.50%, 01/01/2033	1,283	1,385

5.50%, 02/01/2035 to 05/01/2036	45,841	49,162

		426,351

Government National Mortgage Association (GNMA)–0.32%
7.00%, 12/15/2023 to 08/15/2031	1,166	1,210

8.50%, 11/15/2024	339	340

6.50%, 11/15/2031 to 03/15/2032	802	852

6.00%, 11/15/2032	615	657

4.00%, 07/20/2049	31,695	31,697

IO, 5.99% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(e)(m)	19,633	47

5.04% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(m)	27,856	3,177

5.14% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(m)	176,766	16,892

4.50%, 09/16/2047(m)	129,032	21,613

4.69% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(m)	119,639	14,729

TBA, 2.00%, 07/01/2052(o)	345,000	306,484

		397,698

Uniform Mortgage-Backed Securities–0.93%
TBA, 2.00%, 07/01/2037 to 08/01/2052(o)	1,286,000	1,170,452

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,850,215)		3,693,908

	Shares

Preferred Stocks–1.03%
Asset Management & Custody Banks–0.04%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	53,000	51,914

Diversified Banks–0.62%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	9,000	8,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Shares	Value

Diversified Banks–(continued)
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	20,000	$19,548

Citigroup, Inc., 5.00%, Series U, Pfd.(c)	313,000	276,222

Citigroup, Inc., 4.00%, Series W, Pfd.(c)	39,000	33,833

JPMorgan Chase & Co., 4.71% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(e)	439,000	416,830

Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	12,155

		767,524

Integrated Telecommunication Services–0.07%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	100,000	91,820

Investment Banking & Brokerage–0.19%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	113,000	87,123

Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)	27,000	23,017

Morgan Stanley, 6.88%, Series F, Pfd.(c)	5,000	128,800

		238,940

Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	5,000	4,465

Multi-Utilities–0.01%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	18,000	15,394

Other Diversified Financial Services–0.10%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	130,000	122,488

Total Preferred Stocks (Cost $1,411,655)		1,292,545

	Principal Amount
Agency Credit Risk Transfer Notes–0.90%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 6.62% (1 mo. USD LIBOR + 5.00%), 11/25/2024(e)	$25,842	26,083

Series 2016-C02, Class 1M2, 7.62% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	80,516	83,714

Series 2019-R03, Class 1M2, 3.77% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)	4,373	4,366

Series 2019-R06, Class 2M2, 3.72% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(e)	2,798	2,788

Series 2022-R03, Class 1M1, 3.03% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	377,388	370,987

Series 2022-R04, Class 1M1, 2.93% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	206,861	202,960

	Principal Amount		Value

Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 5.62% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)		$ 38,743	$39,057

Series 2018-HQA1, Class M2, STACR®, 3.92% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)		82,490	81,909

Series 2022-DNA3, Class M1A, STACR®, 2.90% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(e)		281,066	276,821

Series 2020-DNA5, Class M2, STACR®, 3.73% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(e)		36,941	37,015

Total Agency Credit Risk Transfer Notes (Cost $1,147,409)			1,125,700

Municipal Obligations–0.58%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		150,000	142,986

Series 2022, RB, 4.35%, 06/01/2041		110,000	103,290

California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		145,000	108,214

Series 2021 B, Ref. RB, 2.94%, 11/01/2052		220,000	168,461

Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		280,000	207,904

Total Municipal Obligations (Cost $905,000)			730,855

Non-U.S. Dollar Denominated Bonds & Notes–0.08%(p)
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,565)	EUR	100,000	94,804

	Shares

Money Market Funds–1.29%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(q)(r)		504,898	504,898

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(q)(r)		529,369	529,316

Invesco Treasury Portfolio, Institutional Class, 1.35%(q)(r)		577,026	577,026

Total Money Market Funds (Cost $1,611,120)			1,611,240

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan) – 100.33% (Cost $137,214,266)			125,476,460

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.07%
Invesco Private Government Fund, 1.38%(q)(r)(s)		372,754	372,755

Invesco Private Prime Fund, 1.66%(q)(r)(s)		958,511	958,511

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,331,284)			1,331,266

TOTAL INVESTMENTS IN SECURITIES–101.40% (Cost $138,545,550)			126,807,726

OTHER ASSETS LESS LIABILITIES–(1.40)%			(1,750,949)

NET ASSETS–100.00%			$125,056,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $50,241,273, which represented 40.17% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2022.
(f)	All or a portion of this security was out on loan at June 30, 2022.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2022.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2022.

(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Zero coupon bond issued at a discount.
(o)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1P.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	December 31, 2021	at Cost	from Sales	(Depreciation)	(Loss)	June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,540,969	$13,567,137	$(14,603,208)	$ -	$ -	$ 504,898	$ 1,493
Invesco Liquid Assets Portfolio, Institutional Class	1,396,860	9,690,813	(10,558,252)	(56)	(49)	529,316	1,781
Invesco Treasury Portfolio, Institutional Class	1,761,107	15,505,300	(16,689,381)	-	-	577,026	1,824
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,986,089	(1,613,334)	-	-	372,755	581*
Invesco Private Prime Fund	-	4,605,228	(3,646,801)	(18)	102	958,511	1,673*
Total	$4,698,936	$45,354,567	$(47,110,976)	$(74)	$ 53	$2,942,506	$ 7,352

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Open Futures Contracts

					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	19	September-2022	$3,990,297	$(22,711)	$ (22,711)

U.S. Treasury 5 Year Notes	44	September-2022	4,939,000	(27,938)	(27,938)

U.S. Treasury 10 Year Notes	45	September-2022	5,333,906	(51,732)	(51,732)

U.S. Treasury 10 Year Ultra Notes	26	September-2022	3,311,750	(62,766)	(62,766)

U.S. Treasury Ultra Bonds	2	September-2022	308,688	(10,125)	(10,125)

Subtotal–Long Futures Contracts				(175,272)	(175,272)

Short Futures Contracts

Interest Rate Risk

U.S. Treasury Long Bonds	3	September-2022	(415,875)	6,563	6,563

Total Futures Contracts				$(168,709)	$(168,709)

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

07/12/2022	Citibank, N.A.	AUD	350,000	USD	252,395	$10,804

07/12/2022	Goldman Sachs International	AUD	350,000	USD	252,478	10,887

07/12/2022	Goldman Sachs International	JPY	31,325,500	AUD	380,000	31,334

08/17/2022	State Street Bank & Trust Co.	EUR	133,000	USD	141,247	1,460

Subtotal–Appreciation						54,485

Currency Risk

07/12/2022	Citibank, N.A.	AUD	190,000	JPY	15,743,928	(15,069)

07/12/2022	Goldman Sachs International	AUD	190,000	JPY	15,750,297	(15,022)

07/12/2022	Goldman Sachs International	USD	498,602	AUD	700,000	(15,419)

Subtotal–Depreciation						(45,510)

Total Forward Foreign Currency Contracts						$8,975

Open Centrally Cleared Credit Default Swap Agreements(a)

(Pay)/
		Receive			Implied		Upfront		Unrealized
	Buy/Sell	Fixed	Payment		Credit		Payments Paid		Appreciation
Reference Entity	Protection	Rate	Frequency	Maturity Date	Spread(b)	Notional Value	(Received)	Value	(Depreciation)

Credit Risk

Markit CDX North America High Yield Index, Series 38, Version 1	Sell	5.00%	Quarterly	06/20/2027	5.765%	USD 2,549,250	$(18,068)	$(77,430)	$(59,362)

(a)	Centrally cleared swap agreements collateralized by $400,000 cash held with Credit Suisse.
(b)

Implied credit spreads represent the current level, as of June 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD – Australian Dollar
EUR – Euro
JPY – Japanese Yen
USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2022

U.S. Dollar Denominated Bonds & Notes	43.90%

Asset-Backed Securities	29.75

U.S. Treasury Securities	19.85

U.S. Government Sponsored Agency Mortgage-Backed Securities	2.95

Preferred Stocks	1.03

Security Types Each Less Than 1% of Portfolio	1.56

Money Market Funds Plus Other Assets Less Liabilities	0.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $135,603,146)*	$123,865,220

Investments in affiliated money market funds, at value (Cost $2,942,404)	2,942,506

Other investments:
Variation margin receivable – futures contracts	106,950

Unrealized appreciation on forward foreign currency contracts outstanding	54,485

Deposits with brokers:
Cash collateral – centrally cleared swap agreements	400,000

Foreign currencies, at value (Cost $79,304)	79,669

Receivable for:
Investments sold	744,644

Fund shares sold	9,343

Dividends	3,338

Interest	749,822

Principal paydowns	1,884

Investment for trustee deferred compensation and retirement plans	82,276

Other assets	22

Total assets	129,040,159

Liabilities:
Other investments:
Variation margin payable – centrally cleared swap agreements	5,976

Unrealized depreciation on forward foreign currency contracts outstanding	45,510

Payable for:
Investments purchased	2,301,018

Fund shares reacquired	104,494

Amount due custodian	7,270

Collateral upon return of securities loaned	1,331,284

Accrued fees to affiliates	39,470

Accrued trustees’ and officers’ fees and benefits	2,211

Accrued other operating expenses	61,554

Trustee deferred compensation and retirement plans	84,595

Total liabilities	3,983,382

Net assets applicable to shares outstanding	$125,056,777

Net assets consist of:
Shares of beneficial interest	$138,970,147

Distributable earnings (loss)	(13,913,370)

$125,056,777

Net Assets:
Series I	$92,099,173

Series II	$32,957,604

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	16,029,184

Series II	5,789,770

Series I:
Net asset value per share	$5.75

Series II:
Net asset value per share	$5.69

*	At June 30, 2022, securities with an aggregate value of $1,291,342 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $957)	$1,121,666

Dividends	3,688

Dividends from affiliated money market funds (includes securities lending income of $291)	5,389

Total investment income	1,130,743

Expenses:

Advisory fees	149,419

Administrative services fees	52,586

Custodian fees	7,242

Distribution fees - Series II	15,259

Transfer agent fees	999

Trustees’ and officers’ fees and benefits	8,248

Reports to shareholders	2,398

Professional services fees	23,485

Other	1,247

Total expenses	260,883

Less: Fees waived	(43,983)

Net expenses	216,900

Net investment income	913,843

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,895,235)

Affiliated investment securities	53

Foreign currencies	(7,059)

Forward foreign currency contracts	26,874

Futures contracts	177,273

Option contracts written	19,699

Swap agreements	5,450

(3,672,945)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(4,118,765)

Affiliated investment securities	(74)

Foreign currencies	(107)

Forward foreign currency contracts	3,692

Futures contracts	(102,879)

Swap agreements	(59,362)

(4,277,495)

Net realized and unrealized gain (loss)	(7,950,440)

Net increase (decrease) in net assets resulting from operations	$(7,036,597)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income	$913,843	$679,626

Net realized gain (loss)	(3,672,945)	191,731

Change in net unrealized appreciation (depreciation)	(4,277,495)	(1,159,133)

Net increase (decrease) in net assets resulting from operations	(7,036,597)	(287,776)

Distributions to shareholders from distributable earnings:
Series I	–	(1,922,064)

Series II	–	(87,419)

Total distributions from distributable earnings	–	(2,009,483)

Share transactions–net:
Series I	58,304,105	7,119,057

Series II	31,955,292	1,501,721

Net increase in net assets resulting from share transactions	90,259,397	8,620,778

Net increase in net assets	83,222,800	6,323,519

Net assets:
Beginning of period	41,833,977	35,510,458

End of period	$125,056,777	$41,833,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$6.55	$0.08	$(0.88)	$(0.80)	$–	$–	$–	$5.75	(12.21)%	$92,099	0.61	%(d)	0.74	%(d)	2.80	%(d)	234%
Year ended 12/31/21	6.93	0.12	(0.17)	(0.05)	(0.10)	(0.23)	(0.33)	6.55	(0.65)	39,799	0.61		0.92		1.77		377
Year ended 12/31/20	6.47	0.13	0.50	0.63	(0.13)	(0.04)	(0.17)	6.93	9.72	34,881	0.59		0.88		1.92		375
Year ended 12/31/19	6.00	0.19	0.47	0.66	(0.19)	–	(0.19)	6.47	11.06	24,769	0.59		1.13		2.94		464
Year ended 12/31/18	6.38	0.22	(0.37)	(0.15)	(0.23)	–	(0.23)	6.00	(2.37)	17,019	0.59		1.78		3.57		339
Year ended 12/31/17	6.21	0.22	0.17	0.39	(0.22)	–	(0.22)	6.38	6.34	20,326	0.60		1.58		3.46		407
Series II
Six months ended 06/30/22	6.49	0.07	(0.87)	(0.80)	–	–	–	5.69	(12.33)	32,958	0.86	(d)	0.99	(d)	2.55	(d)	234
Year ended 12/31/21	6.89	0.10	(0.17)	(0.07)	(0.10)	(0.23)	(0.33)	6.49	(1.01)	2,035	0.86		1.17		1.52		377
Year ended 12/31/20	6.45	0.11	0.49	0.60	(0.12)	(0.04)	(0.16)	6.89	9.33	629	0.84		1.13		1.67		375
Year ended 12/31/19	5.97	0.17	0.49	0.66	(0.18)	–	(0.18)	6.45	11.00	359	0.84		1.38		2.69		464
Year ended 12/31/18	6.35	0.20	(0.37)	(0.17)	(0.21)	–	(0.21)	5.97	(2.64)	117	0.84		2.03		3.32		339
Year ended 12/31/17	6.19	0.20	0.16	0.36	(0.20)	–	(0.20)	6.35	5.89	123	0.85		1.83		3.21		407

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2022, the portfolio turnover calculation excludes the value of securities purchased of $96,195,733 in connection with the acquisition of Invesco V.I. Core Bond Fund into the Fund.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

Invesco V.I. Core Plus Bond Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar

Invesco V.I. Core Plus Bond Fund

amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities.

Invesco V.I. Core Plus Bond Fund

During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

Q.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

T.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
U.	COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and

Invesco V.I. Core Plus Bond Fund

increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and    pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.450%

Next $500 million	0.425%

Next $1.5 billion	0.400%

Next $2.5 billion	0.375%

Over $5 billion	0.350%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.45%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.61% and Series II shares to 0.86% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $43,983.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $2,807 for accounting and fund administrative services and was reimbursed $49,779 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

Invesco V.I. Core Plus Bond Fund

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$54,208,987	$688,656	$54,897,643

Asset-Backed Securities	–	37,207,028	–	37,207,028

U.S. Treasury Securities	–	24,822,737	–	24,822,737

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	3,693,908	–	3,693,908

Preferred Stocks	140,955	1,151,590	–	1,292,545

Agency Credit Risk Transfer Notes	–	1,125,700	–	1,125,700

Municipal Obligations	–	730,855	–	730,855

Non-U.S. Dollar Denominated Bonds & Notes	–	94,804	–	94,804

Money Market Funds	1,611,240	1,331,266	–	2,942,506

Total Investments in Securities	1,752,195	124,366,875	688,656	126,807,726

Other Investments - Assets*

Futures Contracts	6,563	–	–	6,563

Forward Foreign Currency Contracts	–	54,485	–	54,485

	6,563	54,485	–	61,048

Other Investments - Liabilities*

Futures Contracts	(175,272)	–	–	(175,272)

Forward Foreign Currency Contracts	–	(45,510)	–	(45,510)

Swap Agreements	–	(59,362)	–	(59,362)

	(175,272)	(104,872)	–	(280,144)

Total Other Investments	(168,709)	(50,387)	–	(219,096)

Total Investments	$1,583,486	$124,316,488	$688,656	$126,588,630

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$6,563	$6,563

Unrealized appreciation on forward foreign currency contracts outstanding	54,485	–	54,485

Total Derivative Assets	54,485	6,563	61,048

Derivatives not subject to master netting agreements	–	(6,563)	(6,563)

Total Derivative Assets subject to master netting agreements	$54,485	$–	$54,485

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$–	$(175,272)	$(175,272)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	(59,362)	–	–	(59,362)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(45,510)	–	(45,510)

Total Derivative Liabilities	(59,362)	(45,510)	(175,272)	(280,144)

Derivatives not subject to master netting agreements	59,362	–	175,272	234,634

Total Derivative Liabilities subject to master netting agreements	$–	$(45,510)	$–	$(45,510)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Invesco V.I. Core Plus Bond Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2022.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Citibank, N.A.	$10,804	$(15,069)	$(4,265)	$–	$–	$(4,265)

Goldman Sachs International	42,221	(30,441)	11,780	–	–	11,780

State Street Bank & Trust Co.	1,460	–	1,460	–	–	1,460

Total	$54,485	$(45,510)	$ 8,975	$–	$–	$ 8,975

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit	Currency	Interest
	Risk	Risk	Rate Risk	Total

Realized Gain:
Forward foreign currency contracts	$ -	$26,874	$ -	$26,874

Futures contracts	-	-	177,273	177,273

Options purchased(a)	-	7,643	-	7,643

Options written	-	-	19,699	19,699

Swap agreements	5,450	-	-	5,450

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	3,692	-	3,692

Futures contracts	-	-	(102,879)	(102,879)

Swap agreements	(59,362)	-	-	(59,362)

Total	$(53,912)	$38,209	$ 94,093	$78,390

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

Foreign
	Forward		Currency
	Foreign Currency	Futures	Options	Swaptions	Swap
	Contracts	Contracts	Purchased	Written	Agreements

Average notional value	$2,125,475	$14,365,755	$1,343,395	$2,575,000	$2,549,250

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. Core Plus Bond Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $21,679,643 and $27,959,652, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$447,057

Aggregate unrealized (depreciation) of investments	(12,362,831)

Net unrealized appreciation (depreciation) of investments	$(11,915,774)

    Cost of investments for tax purposes is $138,486,337.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	3,581,470	$21,235,991	2,744,706	$18,830,992

Series II	1,103,201	6,483,438	253,424	1,716,338

Issued as reinvestment of dividends:
Series I	-	-	293,445	1,922,064

Series II	-	-	13,371	86,911

Issued in connection with acquisitions:(b)
Series I	10,656,101	62,695,269	-	-

Series II	4,740,576	27,617,431	-	-

Reacquired:
Series I	(4,288,001)	(25,627,155)	(1,988,761)	(13,633,999)

Series II	(367,527)	(2,145,577)	(44,587)	(301,528)

Net increase in share activity	15,425,820	$90,259,397	1,271,598	$8,620,778

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 29, 2022, the Fund acquired all the net assets of Invesco V.I. Core Bond Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on December 1, 2021 and by the shareholders of the Target Fund on March 31, 2022. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 15,396,677 shares of the Fund for 13,299,193 shares outstanding of the Target Fund as of the close of business on April 29, 2022. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 29, 2022. The Target Fund’s net assets as of the close of business on April 29, 2022 of $90,312,700, including $(7,939,177) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $39,211,509 and $129,524,209 immediately after the acquisition.

    The pro forma results of operations for the six months ended June 30, 2022 assuming the reorganization had been completed on January 1, 2022, the beginning of the semi-annual reporting period are as follows:

Net investment income	$1,660,314

Net realized/unrealized gains (losses)	(20,245,677)

Change in net assets resulting from operations	$(18,585,363)

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since April 30, 2022.

Invesco V.I. Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$877.90	$2.84	$1,021.77	$3.06	0.61%
Series II	1,000.00	876.70	4.00	1,020.53	4.31	0.86

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Plus Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Plus Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Bond Index (Index). The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different

Invesco V.I. Core Plus Bond Fund

performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Core Plus Bond Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Discovery Mid Cap Growth Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIDMCG-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-33.46%
Series II Shares	-33.54
Russell Midcap Growth Index▼	-31.00

Source(s): ▼RIMES Technologies Corp.

The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (8/15/86)	9.44%
10 Years	11.68
5 Years	10.40
1 Year	-27.48

Series II Shares
Inception (10/16/00)	2.96%
10 Years	11.40
5 Years	10.11
1 Year	-27.66

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Discovery Mid Cap Growth Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (renamed Invesco V.I. Discovery Mid Cap Growth Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Discovery Mid Cap Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Discovery Mid Cap Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Discovery Mid Cap Growth Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.37%
Aerospace & Defense–2.62%
L3Harris Technologies, Inc.	41,316	$9,986,077

Northrop Grumman Corp.	23,410	11,203,324

		21,189,401

Agricultural & Farm Machinery–0.51%
CNH Industrial N.V. (United Kingdom)	352,968	4,090,899

Application Software–11.02%
Bill.com Holdings, Inc.(b)(c)	60,991	6,705,351

Cadence Design Systems, Inc.(b)	41,354	6,204,341

HubSpot, Inc.(b)	20,217	6,078,241

Manhattan Associates, Inc.(b)	90,706	10,394,908

Paylocity Holding Corp.(b)	86,984	15,171,749

Roper Technologies, Inc.(c)	26,422	10,427,442

Synopsys, Inc.(b)	68,777	20,887,575

Tyler Technologies, Inc.(b)	39,988	13,295,210

		89,164,817

Asset Management & Custody Banks–0.83%
Ameriprise Financial, Inc.	28,153	6,691,405

Automotive Retail–1.27%
O’Reilly Automotive, Inc.(b)	16,260	10,272,418

Biotechnology–1.02%
Horizon Therapeutics PLC(b)	63,705	5,081,111

Natera, Inc.(b)	89,510	3,172,234

		8,253,345

Building Products–1.32%
Advanced Drainage Systems, Inc.	58,614	5,279,363

Carlisle Cos., Inc.(c)	22,481	5,364,191

		10,643,554

Casinos & Gaming–0.52%
Boyd Gaming Corp.(c)	84,120	4,184,970

Commodity Chemicals–0.69%
Olin Corp.	121,198	5,609,043

Communications Equipment–2.02%
Motorola Solutions, Inc.	78,012	16,351,315

Construction & Engineering–1.84%
Quanta Services, Inc.(c)	70,407	8,824,813

WillScot Mobile Mini Holdings Corp.(b)	186,476	6,045,552

		14,870,365

Construction Materials–0.55%
Vulcan Materials Co.	31,114	4,421,299

Data Processing & Outsourced Services–1.21%
Paychex, Inc.	86,222	9,818,099

Distributors–0.93%
Pool Corp.	21,512	7,555,660

	Shares	Value

Diversified Metals & Mining–0.36%
Teck Resources Ltd., Class B (Canada)	95,275	$2,912,557

Electrical Components & Equipment–1.90%
AMETEK, Inc.	102,015	11,210,428

Generac Holdings, Inc.(b)	19,876	4,185,488

		15,395,916

Electronic Equipment & Instruments–0.93%
Trimble, Inc.(b)	128,693	7,493,793

Environmental & Facilities Services–4.04%
Republic Services, Inc.	90,414	11,832,480

Waste Connections, Inc.	168,181	20,847,717

		32,680,197

Fertilizers & Agricultural Chemicals–1.01%
FMC Corp.(c)	76,564	8,193,114

Financial Exchanges & Data–2.03%
FactSet Research Systems, Inc.	18,390	7,072,242

MSCI, Inc.	22,597	9,313,354

		16,385,596

Food Distributors–0.84%
Sysco Corp.	79,918	6,769,854

General Merchandise Stores–1.39%
Dollar Tree, Inc.(b)	72,313	11,269,981

Health Care Distributors–2.56%
AmerisourceBergen Corp.	103,410	14,630,447

Henry Schein, Inc.(b)	79,289	6,084,638

		20,715,085

Health Care Equipment–3.11%
IDEXX Laboratories, Inc.(b)	19,320	6,776,103

Insulet Corp.(b)(c)	38,889	8,475,469

STERIS PLC(c)	47,958	9,886,542

		25,138,114

Health Care Facilities–1.06%
Tenet Healthcare Corp.(b)	163,361	8,586,254

Health Care Supplies–0.89%
Cooper Cos., Inc. (The)	22,972	7,192,993

Health Care Technology–0.27%
Doximity, Inc., Class A(b)(c)	61,944	2,156,890

Hotels, Resorts & Cruise Lines–3.15%
Choice Hotels International, Inc.(c)	71,308	7,960,112

Hilton Worldwide Holdings, Inc.	157,397	17,540,322

		25,500,434

Insurance Brokers–1.99%
Arthur J. Gallagher & Co.	98,513	16,061,560

Internet Services & Infrastructure–0.74%
MongoDB, Inc.(b)(c)	23,045	5,980,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

	Shares	Value

Investment Banking & Brokerage–2.06%
LPL Financial Holdings, Inc.(c)	90,394	$16,675,885

IT Consulting & Other Services–4.32%
Cognizant Technology Solutions Corp., Class A	94,895	6,404,463

Gartner, Inc.(b)	67,748	16,383,499

Globant S.A.(b)	69,803	12,145,722

		34,933,684

Life Sciences Tools & Services–5.58%
Bio-Rad Laboratories, Inc., Class A(b)	12,557	6,215,715

Mettler-Toledo International, Inc.(b)	11,782	13,534,808

Repligen Corp.(b)	82,785	13,444,284

West Pharmaceutical Services, Inc.	39,541	11,956,012

		45,150,819

Managed Health Care–1.65%
Molina Healthcare, Inc.(b)	47,741	13,348,861

Movies & Entertainment–1.19%
Live Nation Entertainment, Inc.(b)	116,957	9,658,309

Office REITs–1.04%
Alexandria Real Estate Equities, Inc.(c)	57,731	8,372,727

Oil & Gas Exploration & Production–2.35%
Antero Resources Corp.(b)	137,106	4,202,299

Pioneer Natural Resources Co.(c)	66,488	14,832,143

		19,034,442

Oil & Gas Storage & Transportation–2.75%
Cheniere Energy, Inc.	139,420	18,547,042

Targa Resources Corp.	62,213	3,712,250

		22,259,292

Packaged Foods & Meats–1.02%
Hershey Co. (The)	38,316	8,244,071

Paper Packaging–1.13%
Avery Dennison Corp.	56,352	9,121,698

Pharmaceuticals–2.93%
Catalent, Inc.(b)(c)	137,034	14,702,378

Royalty Pharma PLC, Class A(c)	214,891	9,034,018

		23,736,396

Property & Casualty Insurance–1.18%
W.R. Berkley Corp.	140,286	9,575,922

Regional Banks–1.27%
East West Bancorp, Inc.	82,235	5,328,828

SVB Financial Group(b)	12,596	4,975,294

		10,304,122

Research & Consulting Services–0.51%
Equifax, Inc.	22,454	4,104,142

Restaurants–0.71%
Chipotle Mexican Grill, Inc.(b)	4,365	5,706,190

Investment Abbreviations:

REIT - Real Estate Investment Trust

	Shares	Value

Semiconductor Equipment–0.94%
Enphase Energy, Inc.(b)	38,826	$7,580,388

Semiconductors–3.21%
Lattice Semiconductor Corp.(b)	120,929	5,865,056

Marvell Technology, Inc.	93,424	4,066,747

Monolithic Power Systems, Inc.	41,848	16,071,306

		26,003,109

Specialized REITs–2.25%
Extra Space Storage, Inc.(c)	49,616	8,440,674

SBA Communications Corp., Class A	30,608	9,796,090

		18,236,764

Specialty Chemicals–0.87%
Albemarle Corp.	33,622	7,026,326

Specialty Stores–2.69%
Tractor Supply Co.	49,947	9,682,226

Ulta Beauty, Inc.(b)	31,301	12,065,909

		21,748,135

Systems Software–3.11%
Crowdstrike Holdings, Inc., Class A(b)(c)	54,859	9,247,033

Palo Alto Networks, Inc.(b)	32,210	15,909,808

		25,156,841

Trucking–0.99%
Old Dominion Freight Line, Inc.	31,278	8,015,926

Total Common Stocks & Other Equity Interests (Cost $787,815,127)		779,543,155

Money Market Funds–4.71%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	13,431,335	13,431,335

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	9,314,489	9,313,558

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	15,350,097	15,350,097

Total Money Market Funds (Cost $38,094,533)		38,094,990

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.08% (Cost $825,909,660)		817,638,145

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.26%
Invesco Private Government Fund, 1.38%(d)(e)(f)	27,765,437	27,765,437

Invesco Private Prime Fund, 1.66%(d)(e)(f)	71,396,839	71,396,839

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $99,166,553)		99,162,276

TOTAL INVESTMENTS IN SECURITIES–113.34% (Cost $925,076,213)		916,800,421

OTHER ASSETS LESS LIABILITIES–(13.34)%		(107,929,724)

NET ASSETS–100.00%		$808,870,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 7,063,784	$79,871,120	$(73,503,569)	$ -	$-	$13,431,335	$ 21,305
Invesco Liquid Assets Portfolio, Institutional Class	3,922,616	57,050,800	(51,658,207)	457	(2,108)	9,313,558	13,676
Invesco Treasury Portfolio, Institutional Class	8,072,896	91,281,280	(84,004,079)	-	-	15,350,097	19,308
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,102,831	125,528,158	(107,865,552)	-	-	27,765,437	33,055	*
Invesco Private Prime Fund	23,573,272	271,244,992	(223,414,712)	(4,277)	(2,436)	71,396,839	95,103	*
Total	$52,735,399	$624,976,350	$(540,446,119)	$(3,820)	$(4,544)	$137,257,266	$182,447

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Information Technology	27.51%

Health Care	19.07

Industrials	13.72

Consumer Discretionary	10.66

Financials	9.36

Energy	5.10

Materials	4.61

Real Estate	3.29

Other Sectors, Each Less than 2% of Net Assets	3.05

Money Market Funds Plus Other Assets Less Liabilities	3.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $787,815,127)*	$779,543,155

Investments in affiliated money market funds, at value (Cost $137,261,086)	137,257,266

Cash	513,285
Receivable for:
Investments sold	6,724,679
Fund shares sold	3,669,208
Dividends	453,298

Investment for trustee deferred compensation and retirement plans	146,861
Other assets	678
Total assets	928,308,430

Liabilities:
Payable for:
Investments purchased	19,275,880
Fund shares reacquired	395,033
Collateral upon return of securities loaned	99,166,553
Accrued fees to affiliates	399,133
Accrued trustees’ and officers’ fees and benefits	3,312
Accrued other operating expenses	40,647

Trustee deferred compensation and retirement plans	157,175
Total liabilities	119,437,733

Net assets applicable to shares outstanding	$808,870,697

Net assets consist of:

Shares of beneficial interest	$561,196,469
Distributable earnings	247,674,228
$808,870,697

Net Assets:

Series I	$677,620,567

Series II	$131,250,130

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	8,885,371

Series II	1,903,375
Series I:
Net asset value per share	$76.26
Series II:
Net asset value per share	$68.96

*	At June 30, 2022, securities with an aggregate value of $97,643,078 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $21,240)	$2,979,010

Dividends from affiliated money market funds (includes securities lending income of $22,746)	77,035

Total investment income	3,056,045

Expenses:
Advisory fees	3,227,196

Administrative services fees	801,360

Custodian fees	5,971

Distribution fees - Series II	194,334

Transfer agent fees	28,625

Trustees’ and officers’ fees and benefits	12,054

Reports to shareholders	2,304

Professional services fees	19,817

Other	4,976

Total expenses	4,296,637

Less: Fees waived	(161,595)

Net expenses	4,135,042

Net investment income (loss)	(1,078,997)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	7,040,865

Affiliated investment securities	(4,544)

Foreign currencies	1,396

7,037,717

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(419,532,010)

Affiliated investment securities	(3,820)

Foreign currencies	67

(419,535,763)

Net realized and unrealized gain (loss)	(412,498,046)

Net increase (decrease) in net assets resulting from operations	$(413,577,043)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income (loss)	$ (1,078,997)	$ (7,022,231)

Net realized gain	7,037,717	264,535,702

Change in net unrealized appreciation (depreciation)	(419,535,763)	(46,873,285)

Net increase (decrease) in net assets resulting from operations	(413,577,043)	210,640,186

Distributions to shareholders from distributable earnings:
Series I	–	(107,606,241)

Series II	–	(23,586,278)

Total distributions from distributable earnings	–	(131,192,519)

Share transactions–net:
Series I	(20,000,017)	11,766,238

Series II	(9,766,239)	1,369,232

Net increase (decrease) in net assets resulting from share transactions	(29,766,256)	13,135,470

Net increase (decrease) in net assets	(443,343,299)	92,583,137

Net assets:
Beginning of period	1,252,213,996	1,159,630,859

End of period	$ 808,870,697	$1,252,213,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/22	$114.63	$(0.08)		$(38.29)	$(38.37)	$–	$–	$–	$76.26	(33.47)%	$677,621	0.82	%(e)	0.85	%(e)	(0.18	)%(e)	51%
Year ended 12/31/21	106.94	(0.62)		21.29	20.67	–	(12.98)	(12.98)	114.63	19.09	1,043,224	0.80		0.83		(0.54)		77
Year ended 12/31/20	83.82	(0.32)		30.78	30.46	(0.04)	(7.30)	(7.34)	106.94	40.70	963,414	0.80		0.86		(0.37)		87
Year ended 12/31/19	68.65	0.04	(f)	26.04	26.08	–	(10.91)	(10.91)	83.82	39.37	693,424	0.80		0.87		0.05	(f)	76
Year ended 12/31/18	84.21	(0.19)		(3.07)	(3.26)	–	(12.30)	(12.30)	68.65	(6.08)	586,273	0.80		0.86		(0.23)		104
Year ended 12/31/17	72.65	(0.10)		20.08	19.98	(0.03)	(8.39)	(8.42)	84.21	28.79	694,675	0.80		0.84		(0.12)		105
Series II
Six months ended 06/30/22	103.76	(0.18)		(34.62)	(34.80)	–	–	–	68.96	(33.54)	131,250	1.07	(e)	1.10	(e)	(0.43	)(e)	51
Year ended 12/31/21	98.05	(0.83)		19.52	18.69	–	(12.98)	(12.98)	103.76	18.79	208,990	1.05		1.08		(0.79)		77
Year ended 12/31/20	77.70	(0.50)		28.15	27.65	–	(7.30)	(7.30)	98.05	40.24	196,217	1.05		1.11		(0.62)		87
Year ended 12/31/19	64.41	(0.14	)(f)	24.34	24.20	–	(10.91)	(10.91)	77.70	39.01	51,312	1.05		1.12		(0.19	)(f)	76
Year ended 12/31/18	79.87	(0.37)		(2.79)	(3.16)	–	(12.30)	(12.30)	64.41	(6.31)	35,054	1.05		1.11		(0.48)		104
Year ended 12/31/17	69.43	(0.28)		19.11	18.83	–	(8.39)	(8.39)	79.87	28.46	39,599	1.05		1.09		(0.37)		105

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018 and 2017, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $123,217,891 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Mid Cap Growth Fund into the Fund.

(e)	Annualized.
(f)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended December 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.13) and (0.16)% for Series I Shares and $(0.30) and (0.40)% for Series II Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Discovery Mid Cap Growth Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $1,153 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. Discovery Mid Cap Growth Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $700 million	0.600%

Over $1.5 billion	0.580%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective May 1, 2022, through at least June 30, 2023, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net asset (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $161,595.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $68,896 for accounting and fund administrative services and was reimbursed $732,464 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $979 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Discovery Mid Cap Growth Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$779,543,155	$–	$–	$779,543,155

Money Market Funds	38,094,990	99,162,276	–	137,257,266

Total Investments	$817,638,145	$99,162,276	$–	$916,800,421

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $493,329,346 and $533,458,395, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$87,934,917

Aggregate unrealized (depreciation) of investments	(97,368,406)

Net unrealized appreciation (depreciation) of investments	$(9,433,489)

Cost of investments for tax purposes is $926,233,910.

Invesco V.I. Discovery Mid Cap Growth Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	1,137,922	$99,609,037	395,767	$45,813,679

Series II	310,643	24,588,214	208,907	21,933,005

Issued as reinvestment of dividends:
Series I	-	-	920,026	107,606,241

Series II	-	-	222,680	23,586,278

Reacquired:
Series I	(1,353,104)	(119,609,054)	(1,224,572)	(141,653,682)

Series II	(421,346)	(34,354,453)	(418,716)	(44,150,051)

Net increase (decrease) in share activity	(325,885)	$(29,766,256)	104,092	$13,135,470

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Discovery Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[3]
Series I	$1,000.00	$665.40	$3.39	$1,020.73	$4.11	0.82%
Series II	1,000.00	664.60	4.42	1,019.49	5.36	1.07

[1]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective May 1, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Series I shares and Series II Shares 2.00% and 2.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.82% and 1.07% for of Series I shares and Series II shares, respectively.

[2]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $4.25 and $5.54 for of Series I and Series II shares, respectively.

[3]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $4.11 and $5.36 for of Series I and Series II shares, respectively.

Invesco V.I. Discovery Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Discovery Mid Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Growth Index (Index). The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other

Invesco V.I. Discovery Mid Cap Growth Fund

performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Discovery Mid Cap Growth Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Diversified Dividend Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIDDI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-7.81%
Series II Shares	-7.91
S&P 500 Index▼ (Broad Market Index)	-19.96
Russell 1000 Value Index▼ (Style-Specific Index)	-12.86
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	-12.68

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (3/1/90)	7.85%
10 Years	10.01
5 Years	5.91
1 Year	-2.89

Series II Shares
Inception (6/5/00)	5.61%
10 Years	9.74
5 Years	5.65
1 Year	-3.13

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment Series Dividend Growth Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Dividend Growth Fund (renamed Invesco V.I. Diversified Dividend Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class X shares and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Diversified Dividend Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Diversified Dividend Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Diversified Dividend Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.44%
Aerospace & Defense–2.53%
Raytheon Technologies Corp.	116,594	$11,205,849

Agricultural & Farm Machinery–0.59%
Deere & Co.	8,638	2,586,822

Air Freight & Logistics–1.36%
United Parcel Service, Inc., Class B	33,057	6,034,225

Apparel Retail–0.63%
TJX Cos., Inc. (The)	50,098	2,797,973

Apparel, Accessories & Luxury Goods–0.43%
Columbia Sportswear Co.	26,236	1,877,973

Asset Management & Custody Banks–0.96%
State Street Corp.	68,933	4,249,719

Biotechnology–0.78%
AbbVie, Inc.	22,578	3,458,047

Brewers–0.50%
Heineken N.V. (Netherlands)	24,312	2,226,533

Building Products–0.66%
Trane Technologies PLC	22,489	2,920,646

Cable & Satellite–2.14%
Comcast Corp., Class A	241,341	9,470,221

Construction Machinery & Heavy Trucks–0.55%
Caterpillar, Inc.	13,491	2,411,651

Consumer Finance–1.14%
American Express Co.	36,505	5,060,323

Data Processing & Outsourced Services–1.54%
Visa, Inc., Class A(b)	34,682	6,828,539

Diversified Banks–3.94%
Bank of America Corp.	274,920	8,558,259

Wells Fargo & Co.	226,757	8,882,072

		17,440,331

Electric Utilities–4.06%
American Electric Power Co., Inc.	61,158	5,867,498

Entergy Corp.(b)	66,197	7,456,430

Exelon Corp.	102,315	4,636,916

		17,960,844

Electrical Components & Equipment–0.70%
ABB Ltd. (Switzerland)	114,964	3,072,534

Electronic Manufacturing Services–0.97%
TE Connectivity Ltd. (Switzerland)	37,802	4,277,296

Financial Exchanges & Data–0.90%
S&P Global, Inc.	11,814	3,982,027

General Merchandise Stores–1.23%
Target Corp.	38,393	5,422,243

	Shares	Value

Health Care Equipment–4.18%
Becton, Dickinson and Co.	28,744	$7,086,258

Medtronic PLC	94,936	8,520,506

Stryker Corp.	14,571	2,898,609

		18,505,373

Health Care Services–2.23%
CVS Health Corp.	106,402	9,859,209

Home Improvement Retail–1.08%
Lowe’s Cos., Inc.	27,365	4,779,845

Hypermarkets & Super Centers–2.03%
Walmart, Inc.	73,829	8,976,130

Industrial Machinery–2.14%
Parker-Hannifin Corp.	17,822	4,385,103

Pentair PLC	50,981	2,333,401

Stanley Black & Decker, Inc.	26,314	2,759,286

		9,477,790

Integrated Oil & Gas–4.59%
Chevron Corp.	108,735	15,742,653

Exxon Mobil Corp.	53,443	4,576,859

		20,319,512

Integrated Telecommunication Services–3.99%
AT&T, Inc.	255,489	5,355,049

Deutsche Telekom AG (Germany)	258,980	5,141,960

Verizon Communications, Inc.	140,735	7,142,301

		17,639,310

Investment Banking & Brokerage–2.55%
Charles Schwab Corp. (The)	116,688	7,372,348

Morgan Stanley	51,575	3,922,794

		11,295,142

IT Consulting & Other Services–1.42%
Cognizant Technology Solutions Corp., Class A	93,161	6,287,436

Managed Health Care–4.63%
Elevance Health, Inc.	15,974	7,708,733

UnitedHealth Group, Inc.	24,885	12,781,683

		20,490,416

Movies & Entertainment–0.92%
Walt Disney Co. (The)(c)	43,153	4,073,643

Multi-line Insurance–1.68%
Hartford Financial Services Group, Inc. (The)	113,256	7,410,340

Multi-Utilities–2.74%
Dominion Energy, Inc.	85,699	6,839,637

Public Service Enterprise Group, Inc.	83,686	5,295,650

		12,135,287

Oil & Gas Exploration & Production–3.49%
ConocoPhillips(b)	109,647	9,847,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	24,994	$5,575,662

		15,423,059

Packaged Foods & Meats–3.27%
Kraft Heinz Co. (The)	200,618	7,651,571

Nestle S.A.	58,041	6,809,438

		14,461,009

Paper Packaging–0.48%
Avery Dennison Corp.	13,011	2,106,091

Personal Products–0.91%
L’Oreal S.A. (France)	11,625	4,016,525

Pharmaceuticals–9.42%
Bristol-Myers Squibb Co.	84,051	6,471,927

Eli Lilly and Co.	14,432	4,679,287

Johnson & Johnson	98,655	17,512,249

Merck & Co., Inc.	142,640	13,004,489

		41,667,952

Property & Casualty Insurance–1.79%
Travelers Cos., Inc. (The)	46,923	7,936,087

Regional Banks–4.25%
Comerica, Inc.	55,789	4,093,797

Cullen/Frost Bankers, Inc.	18,881	2,198,692

Fifth Third Bancorp(b)	91,067	3,059,851

M&T Bank Corp.(b)	37,055	5,906,197

Zions Bancorporation N.A.	69,261	3,525,385

		18,783,922

Research & Consulting Services–0.89%
Booz Allen Hamilton Holding Corp.	43,418	3,923,251

Restaurants–2.45%
McDonald’s Corp.(b)	28,018	6,917,084

Starbucks Corp.	51,521	3,935,689

		10,852,773

Semiconductor Equipment–0.62%
Lam Research Corp.	6,380	2,718,837

Semiconductors–1.70%
Analog Devices, Inc.	23,837	3,482,347

Investment Abbreviations:

REIT – Real Estate Investment Trust

	Shares	Value

Semiconductors–(continued)
Broadcom, Inc.	8,334	$4,048,741

		7,531,088

Soft Drinks–1.61%
Coca-Cola Co. (The)	113,498	7,140,159

Specialized REITs–2.11%
Crown Castle International Corp.	31,312	5,272,314

Weyerhaeuser Co.	122,690	4,063,493

		9,335,807

Specialty Chemicals–0.92%
DuPont de Nemours, Inc.	73,588	4,090,021

Systems Software–1.74%
Microsoft Corp.	30,049	7,717,485

Total Common Stocks & Other Equity Interests (Cost $364,848,675)		422,237,295

Money Market Funds–4.16%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	5,877,735	5,877,735

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	5,816,875	5,816,293

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	6,717,412	6,717,412

Total Money Market Funds (Cost $18,410,828)		18,411,440

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.60% (Cost $383,259,503)		440,648,735

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.57%
Invesco Private Government Fund, 1.38%(d)(e)(f)	3,175,659	3,175,659

Invesco Private Prime Fund, 1.66%(d)(e)(f)	8,165,982	8,165,982

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,342,105)		11,341,641

TOTAL INVESTMENTS IN SECURITIES–102.17% (Cost $394,601,608)		451,990,376

OTHER ASSETS LESS LIABILITIES–(2.17)%		(9,578,906)

NET ASSETS–100.00%		$442,411,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 3,208,900	$ 20,216,266	$ (17,547,431)	$ -	$ -	$ 5,877,735	$ 5,274
Invesco Liquid Assets Portfolio, Institutional Class	3,911,378	14,440,190	(12,533,879)	218	(1,614)	5,816,293	10,373
Invesco Treasury Portfolio, Institutional Class	3,667,314	23,104,304	(20,054,206)	-	-	6,717,412	10,099
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,831,276	45,262,997	(44,918,614)	-	-	3,175,659	8,132*
Invesco Private Prime Fund	6,606,311	81,142,506	(79,580,526)	(464)	(1,845)	8,165,982	22,031*
Total	$20,225,179	$184,166,263	$(174,634,656)	$(246)	$(3,459)	$29,753,081	$55,909

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Health Care	21.24%

Financials	17.22

Industrials	9.41

Consumer Staples	8.32

Energy	8.08

Information Technology	7.99

Communication Services	7.05

Utilities	6.80

Consumer Discretionary	5.82

Real Estate	2.11

Materials	1.40

Money Market Funds Plus Other Assets Less Liabilities	4.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $364,848,675)*	$422,237,295

Investments in affiliated money market funds, at value (Cost $29,752,933)	29,753,081

Cash	243,330

Foreign currencies, at value (Cost $1,646)	1,614

Receivable for:
Investments sold	1,109,093

Fund shares sold	752,911

Dividends	880,354

Investment for trustee deferred compensation and retirement plans	69,000

Other assets	276

Total assets	455,046,954

Liabilities:
Payable for:
Investments purchased	464,396

Fund shares reacquired	435,660

Collateral upon return of securities loaned	11,342,105

Accrued fees to affiliates	246,400

Accrued trustees’ and officers’ fees and benefits	2,603

Accrued other operating expenses	45,725

Trustee deferred compensation and retirement plans	98,595

Total liabilities	12,635,484

Net assets applicable to shares outstanding	$442,411,470

Net assets consist of:
Shares of beneficial interest	$289,958,490

Distributable earnings	152,452,980

$442,411,470

Net Assets:
Series I	$217,332,513

Series II	$225,078,957

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,906,128

Series II	8,266,978

Series I:
Net asset value per share	$27.49

Series II:
Net asset value per share	$27.23

*	At June 30, 2022, securities with an aggregate value of $11,088,867 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $50,019)	$6,002,675

Dividends from affiliated money market funds (includes securities lending income of $5,035)	30,781

Total investment income	6,033,456

Expenses:
Advisory fees	1,161,388

Administrative services fees	394,824

Custodian fees	8,502

Distribution fees - Series II	300,531

Transfer agent fees	12,141

Trustees’ and officers’ fees and benefits	10,834

Reports to shareholders	2,304

Professional services fees	18,886

Other	3,103

Total expenses	1,912,513

Less: Fees waived	(6,419)

Net expenses	1,906,094

Net investment income	4,127,362

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	27,082,820

Affiliated investment securities	(3,459)

Foreign currencies	(13,502)

27,065,859

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(69,196,012)

Affiliated investment securities	(246)

Foreign currencies	(18,771)

(69,215,029)

Net realized and unrealized gain (loss)	(42,149,170)

Net increase (decrease) in net assets resulting from operations	$(38,021,808)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income	$4,127,362	$8,150,312

Net realized gain	27,065,859	56,157,626

Change in net unrealized appreciation (depreciation)	(69,215,029)	17,184,846

Net increase (decrease) in net assets resulting from operations	(38,021,808)	81,492,784

Distributions to shareholders from distributable earnings:
Series I	–	(6,092,708)

Series II	–	(5,554,813)

Total distributions from distributable earnings	–	(11,647,521)

Share transactions–net:
Series I	(6,746,259)	(26,159,709)

Series II	(732,627)	(7,080,155)

Net increase (decrease) in net assets resulting from share transactions	(7,478,886)	(33,239,864)

Net increase (decrease) in net assets	(45,500,694)	36,605,399

Net assets:
Beginning of period	487,912,164	451,306,765

End of period	$442,411,470	$487,912,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$29.82	$0.27	$(2.60)	$(2.33)	$–	$–	$–	$27.49	(7.81)%	$217,333	0.67	%(d)	0.67	%(d)	1.85	%(d)	26%
Year ended 12/31/21	25.72	0.52	4.32	4.84	(0.63)	(0.11)	(0.74)	29.82	18.89	242,810	0.68		0.68		1.81		45
Year ended 12/31/20	27.23	0.58	(0.67)	(0.09)	(0.77)	(0.65)	(1.42)	25.72	0.14	233,073	0.70		0.70		2.41		9
Year ended 12/31/19	23.70	0.67	5.15	5.82	(0.80)	(1.49)	(2.29)	27.23	25.09	278,727	0.65		0.65		2.54		7
Year ended 12/31/18	27.18	0.63	(2.53)	(1.90)	(0.65)	(0.93)	(1.58)	23.70	(7.57)	337,461	0.64		0.65		2.38		10
Year ended 12/31/17	26.38	0.56	1.65	2.21	(0.46)	(0.95)	(1.41)	27.18	8.58	437,104	0.64		0.65		2.06		16
Series II
Six months ended 06/30/22	29.57	0.23	(2.57)	(2.34)	–	–	–	27.23	(7.91)	225,079	0.92	(d)	0.92	(d)	1.60	(d)	26
Year ended 12/31/21	25.52	0.44	4.29	4.73	(0.57)	(0.11)	(0.68)	29.57	18.59	245,103	0.93		0.93		1.56		45
Year ended 12/31/20	27.03	0.52	(0.68)	(0.16)	(0.71)	(0.64)	(1.35)	25.52	(0.13)	218,234	0.95		0.95		2.16		9
Year ended 12/31/19	23.54	0.60	5.11	5.71	(0.73)	(1.49)	(2.22)	27.03	24.77	236,880	0.90		0.90		2.29		7
Year ended 12/31/18	27.00	0.56	(2.51)	(1.95)	(0.58)	(0.93)	(1.51)	23.54	(7.78)	204,889	0.89		0.90		2.13		10
Year ended 12/31/17	26.23	0.49	1.64	2.13	(0.41)	(0.95)	(1.36)	27.00	8.31	242,614	0.89		0.90		1.81		16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Diversified Dividend Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. Diversified Dividend Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.545%

Next $750 million	0.420%

Next $1 billion	0.395%

Over $2 billion	0.370%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $6,419.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $35,627 for accounting and fund administrative services and was reimbursed $359,197 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the

Invesco V.I. Diversified Dividend Fund

average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $406 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$400,970,305	$21,266,990	$–	$422,237,295
Money Market Funds	18,411,440	11,341,641	–	29,753,081
Total Investments	$419,381,745	$32,608,631	$–	$451,990,376

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $120,175,780 and $132,091,700, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$86,559,077

Aggregate unrealized (depreciation) of investments	(29,762,469)

Net unrealized appreciation of investments	$56,796,608

Cost of investments for tax purposes is $395,193,768.

Invesco V.I. Diversified Dividend Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	646,504	$19,365,543	657,168	$18,564,911

Series II	443,423	12,947,814	578,551	16,315,294

Issued as reinvestment of dividends:
Series I	-	-	208,583	6,092,708

Series II	-	-	191,677	5,554,813

Reacquired:
Series I	(883,010)	(26,111,802)	(1,784,234)	(50,817,328)

Series II	(465,047)	(13,680,441)	(1,032,125)	(28,950,262)

Net increase (decrease) in share activity	(258,130)	$(7,478,886)	(1,180,380)	$(33,239,864)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$921.90	$3.19	$1,021.47	$3.36	0.67%
Series II	1,000.00	920.90	4.38	1,020.23	4.61	0.92

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Diversified Dividend Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board noted that the Fund’s stock selection in and overweight exposure to certain sectors, as well as the Fund’s exposure to the dividend/yield factor, detracted from Fund performance. The Board also noted that the Fund underwent a portfolio management team change and investment process

Invesco V.I. Diversified Dividend Fund

change in March 2021. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Diversified Dividend Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Equally-Weighted S&P 500 Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	MS-VIEWSP-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-16.92%
Series II Shares	-17.01
S&P 500 Index▼ (Broad Market Index)	-19.96
S&P 500 Equal Weight Index▼ (Style-Specific Index)	-16.68
Lipper VUF Multi-Cap Core Funds Index∎ (Peer Group Index)	-19.93

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500® Index, which is considered representative of the US stock market.
The Lipper VUF Multi-Cap Core Funds Index is an unmanaged index considered representative of multicap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series IShares*
Inception (11/9/94)	10.52%
10 Years	12.22
5 Years	9.54
1 Year	-9.74

Series IIShares*
Inception (7/24/00)	8.76%
10 Years	11.94
5 Years	9.27
1 Year	-9.94

*Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Select Dimensions Investment Series Equally-Weighted S&P 500 Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (renamed Invesco V.I. Equally-Weighted S&P 500 Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class X shares and Class Y shares the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Equally-Weighted S&P 500 Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Equally-Weighted S&P 500 Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.83%
Advertising–0.39%

Interpublic Group of Cos., Inc. (The)(b)	30,681	$ 844,648

Omnicom Group, Inc.	13,064	831,001

		1,675,649

Aerospace & Defense–2.05%

Boeing Co. (The)(b)(c)	6,994	956,220

General Dynamics Corp.(b)	3,954	874,822

Howmet Aerospace, Inc.	26,139	822,072

Huntington Ingalls Industries, Inc.	4,190	912,666

L3Harris Technologies, Inc.	3,694	892,840

Lockheed Martin Corp.	2,065	887,867

Northrop Grumman Corp.	1,915	916,461

Raytheon Technologies Corp.(b)	9,302	894,015

Textron, Inc.(b)	14,112	861,820

TransDigm Group, Inc.(c)	1,528	820,032

		8,838,815

Agricultural & Farm Machinery–0.18%

Deere & Co.(b)	2,650	793,596

Agricultural Products–0.19%

Archer-Daniels-Midland Co.	10,489	813,946

Air Freight & Logistics–0.85%

C.H. Robinson Worldwide, Inc.	8,731	885,061

Expeditors International of Washington, Inc.	9,021	879,187

FedEx Corp.	4,296	973,946

United Parcel Service, Inc., Class B(b)	5,133	936,978

		3,675,172

Airlines–0.90%

Alaska Air Group, Inc.(b)(c)	20,187	808,489

American Airlines Group, Inc.(b)(c)	60,381	765,631

Delta Air Lines, Inc.(c)	25,291	732,680

Southwest Airlines Co.(c)	22,128	799,264

United Airlines Holdings, Inc.(b)(c)	21,579	764,328

		3,870,392

Alternative Carriers–0.20%

Lumen Technologies, Inc.(b)	78,812	859,839

Apparel Retail–0.38%

Ross Stores, Inc.	11,505	807,996

TJX Cos., Inc. (The)	15,062	841,213

		1,649,209

Apparel, Accessories & Luxury Goods–0.75%

PVH Corp.(b)	13,536	770,199

Ralph Lauren Corp.(b)	8,901	797,975

Tapestry, Inc.	27,162	828,984

VF Corp.(b)	18,778	829,424

		3,226,582

Application Software–2.60%

Adobe, Inc.(c)	2,256	825,831

	Shares	Value
Application Software–(continued)

ANSYS, Inc.(c)	3,672	$ 878,673

Autodesk, Inc.(c)	4,748	816,466

Cadence Design Systems, Inc.(c)	5,957	893,729

Ceridian HCM Holding, Inc.(c)	16,964	798,665

Citrix Systems, Inc.	9,069	881,235

Intuit, Inc.	2,330	898,075

Paycom Software, Inc.(c)	3,017	845,122

PTC, Inc.(c)	8,142	865,820

Roper Technologies, Inc.(b)	2,273	897,040

salesforce.com, inc.(c)	4,977	821,404

Synopsys, Inc.(c)	2,908	883,160

Tyler Technologies, Inc.(c)	2,632	875,087

		11,180,307

Asset Management & Custody Banks–1.58%

Ameriprise Financial, Inc.	3,531	839,248

Bank of New York Mellon Corp. (The)	20,757	865,775

BlackRock, Inc.(b)	1,438	875,800

Franklin Resources, Inc.(b)	36,165	843,006

Invesco Ltd.(b)(d)	51,401	829,098

Northern Trust Corp.(b)	8,757	844,875

State Street Corp.	13,617	839,488

T. Rowe Price Group, Inc.(b)	7,734	878,660

		6,815,950

Auto Parts & Equipment–0.36%

Aptiv PLC(c)	8,766	780,787

BorgWarner, Inc.(b)	23,686	790,402

		1,571,189

Automobile Manufacturers–0.57%

Ford Motor Co.(b)	69,664	775,360

General Motors Co.(c)	25,370	805,751

Tesla, Inc.(c)	1,275	858,611

		2,439,722

Automotive Retail–0.82%

Advance Auto Parts, Inc.(b)	4,950	856,795

AutoZone, Inc.(b)(c)	430	924,122

CarMax, Inc.(c)	9,249	836,850

O’Reilly Automotive, Inc.(c)	1,462	923,633

		3,541,400

Biotechnology–1.75%

AbbVie, Inc.	6,203	950,051

Amgen, Inc.(b)	3,701	900,453

Biogen, Inc.(c)	4,497	917,118

Gilead Sciences, Inc.	14,623	903,848

Incyte Corp.(c)	12,617	958,514

Moderna, Inc.(c)	6,987	998,093

Regeneron Pharmaceuticals, Inc.(b)(c)	1,553	918,025

Vertex Pharmaceuticals, Inc.(b)(c)	3,485	982,038

		7,528,140

Brewers–0.21%

Molson Coors Beverage Co., Class B	16,970	925,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally–Weighted S&P 500 Fund

	Shares	Value
Broadcasting–0.39%

Fox Corp., Class A(b)	19,203	$ 617,568

Fox Corp., Class B	8,865	263,291

Paramount Global, Class B(b)	31,620	780,382

		1,661,241

Building Products–1.36%

A.O. Smith Corp.(b)	15,298	836,495

Allegion PLC	8,292	811,787

Carrier Global Corp.	23,787	848,245

Fortune Brands Home & Security, Inc.	13,625	815,865

Johnson Controls International PLC	17,107	819,083

Masco Corp.(b)	16,232	821,339

Trane Technologies PLC	6,821	885,843

		5,838,657

Cable & Satellite–0.58%

Charter Communications, Inc., Class A(c)	1,873	877,557

Comcast Corp., Class A	21,336	837,225

DISH Network Corp., Class A(b)(c)	44,234	793,115

		2,507,897

Casinos & Gaming–0.95%

Caesars Entertainment, Inc.(c)	19,521	747,654

Las Vegas Sands Corp.(b)(c)	26,514	890,605

MGM Resorts International	27,949	809,124

Penn National Gaming, Inc.(b)(c)	27,601	839,622

Wynn Resorts Ltd.(b)(c)	14,259	812,478

		4,099,483

Commodity Chemicals–0.35%

Dow, Inc.	14,356	740,913

LyondellBasell Industries N.V., Class A	8,660	757,404

		1,498,317

Communications Equipment–1.02%

Arista Networks, Inc.(c)	9,354	876,844

Cisco Systems, Inc.(b)	20,423	870,837

F5, Inc.(c)	5,670	867,737

Juniper Networks, Inc.(b)	30,830	878,655

Motorola Solutions, Inc.	4,245	889,752

		4,383,825

Computer & Electronics Retail–0.19%

Best Buy Co., Inc.(b)	12,234	797,534

Construction & Engineering–0.20%

Quanta Services, Inc.(b)	7,016	879,385

Construction Machinery & Heavy Trucks–0.75%

Caterpillar, Inc.	4,128	737,921

Cummins, Inc.	4,322	836,437

PACCAR, Inc.	10,437	859,383

Wabtec Corp.(b)	9,842	807,831

		3,241,572

Construction Materials–0.38%

Martin Marietta Materials, Inc.(b)	2,761	826,202

Vulcan Materials Co.	5,681	807,270

		1,633,472

Consumer Electronics–0.20%

Garmin Ltd.(b)	8,888	873,246

	Shares	Value
Consumer Finance–0.76%

American Express Co.(e)	5,752	$ 797,342

Capital One Financial Corp.	7,890	822,059

Discover Financial Services	9,050	855,949

Synchrony Financial	28,188	778,553

		3,253,903

Copper–0.15%

Freeport-McMoRan, Inc.	22,089	646,324

Data Processing & Outsourced Services–2.16%

Automatic Data Processing, Inc.	4,197	881,538

Broadridge Financial Solutions, Inc.	6,340	903,767

Fidelity National Information Services, Inc.(b)	9,082	832,547

Fiserv, Inc.(c)	9,415	837,653

FleetCor Technologies, Inc.(c)	3,745	786,862

Global Payments, Inc.	7,563	836,770

Jack Henry & Associates, Inc.	4,922	886,058

Mastercard, Inc., Class A	2,653	836,968

Paychex, Inc.	7,363	838,425

PayPal Holdings, Inc.(c)	11,201	782,278

Visa, Inc., Class A	4,452	876,554

		9,299,420

Distillers & Vintners–0.41%

Brown-Forman Corp., Class B	12,976	910,396

Constellation Brands, Inc., Class A	3,715	865,818

		1,776,214

Distributors–0.59%

Genuine Parts Co.(b)	6,534	869,022

LKQ Corp.	17,926	879,987

Pool Corp.(b)	2,307	810,288

		2,559,297

Diversified Banks–0.98%

Bank of America Corp.	26,778	833,599

Citigroup, Inc.	18,617	856,196

JPMorgan Chase & Co.	7,430	836,692

U.S. Bancorp(b)	18,231	838,991

Wells Fargo & Co.	22,161	868,046

		4,233,524

Diversified Support Services–0.41%

Cintas Corp.	2,370	885,266

Copart, Inc.(c)	8,201	891,121

		1,776,387

Drug Retail–0.19%

Walgreens Boots Alliance, Inc.	21,382	810,378

Electric Utilities–3.20%

Alliant Energy Corp.	14,973	877,567

American Electric Power Co., Inc.	9,039	867,202

Constellation Energy Corp.	14,855	850,597

Duke Energy Corp.	8,242	883,625

Edison International(b)	13,261	838,626

Entergy Corp.(b)	7,662	863,048

Evergy, Inc.	13,307	868,282

Eversource Energy(b)	10,090	852,302

Exelon Corp.(b)	19,305	874,902

FirstEnergy Corp.	21,877	839,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally–Weighted S&P 500 Fund

	Shares	Value
Electric Utilities–(continued)

NextEra Energy, Inc.	11,701	$ 906,359

NRG Energy, Inc.(b)	20,182	770,347

Pinnacle West Capital Corp.(b)	12,047	880,877

PPL Corp.	31,352	850,580

Southern Co. (The)	12,312	877,969

Xcel Energy, Inc.(b)	12,508	885,066

		13,787,207

Electrical Components & Equipment–0.94%

AMETEK, Inc.(b)	7,693	845,384

Eaton Corp. PLC	6,482	816,667

Emerson Electric Co.	10,202	811,467

Generac Holdings, Inc.(b)(c)	3,397	715,340

Rockwell Automation, Inc.(b)	4,255	848,064

		4,036,922

Electronic Components–0.39%

Amphenol Corp., Class A	13,149	846,533

Corning, Inc.	26,689	840,970

		1,687,503

Electronic Equipment & Instruments–0.80%

Keysight Technologies, Inc.(c)	6,320	871,212

Teledyne Technologies, Inc.(c)	2,334	875,507

Trimble, Inc.(c)	14,207	827,274

Zebra Technologies Corp., Class A(c)	2,909	855,100

		3,429,093

Electronic Manufacturing Services–0.19%

TE Connectivity Ltd. (Switzerland)	7,199	814,567

Environmental & Facilities Services–0.63%

Republic Services, Inc.	7,019	918,577

Rollins, Inc.(b)	26,170	913,856

Waste Management, Inc.(b)	5,866	897,381

		2,729,814

Fertilizers & Agricultural Chemicals–0.77%

CF Industries Holdings, Inc.	10,126	868,102

Corteva, Inc.(b)	15,319	829,371

FMC Corp.(b)	7,881	843,346

Mosaic Co. (The)	16,646	786,190

		3,327,009

Financial Exchanges & Data–1.86%

Cboe Global Markets, Inc.	8,092	915,934

CME Group, Inc., Class A	4,443	909,482

FactSet Research Systems, Inc.	2,447	941,043

Intercontinental Exchange, Inc.	9,084	854,259

MarketAxess Holdings, Inc.	3,243	830,240

Moody’s Corp.	3,251	884,174

MSCI, Inc.	2,166	892,717

Nasdaq, Inc.(b)	5,914	902,122

S&P Global, Inc.	2,669	899,613

		8,029,584

Food Distributors–0.21%

Sysco Corp.	10,844	918,595

Food Retail–0.19%

Kroger Co. (The)(b)	17,385	822,832

	Shares	Value
Footwear–0.18%

NIKE, Inc., Class B	7,742	$ 791,232

Gas Utilities–0.21%

Atmos Energy Corp.(b)	7,933	889,289

General Merchandise Stores–0.62%

Dollar General Corp.(b)	3,806	934,144

Dollar Tree, Inc.(c)	5,694	887,410

Target Corp.(b)	5,934	838,059

		2,659,613

Gold–0.18%

Newmont Corp.	13,287	792,835

Health Care Distributors–0.81%

AmerisourceBergen Corp.	6,149	869,961

Cardinal Health, Inc.	16,614	868,414

Henry Schein, Inc.(c)	10,908	837,080

McKesson Corp.	2,835	924,805

		3,500,260

Health Care Equipment–3.20%

Abbott Laboratories	8,102	880,282

ABIOMED, Inc.(c)	3,547	877,918

Baxter International, Inc.	12,147	780,202

Becton, Dickinson and Co.	3,562	878,140

Boston Scientific Corp.(c)	23,857	889,150

DexCom, Inc.(c)	12,091	901,142

Edwards Lifesciences Corp.(c)	9,551	908,205

Hologic, Inc.(c)	12,383	858,142

IDEXX Laboratories, Inc.(c)	2,568	900,675

Intuitive Surgical, Inc.(c)	4,327	868,472

Medtronic PLC	9,577	859,536

ResMed, Inc.	4,260	893,024

STERIS PLC	4,021	828,929

Stryker Corp.	4,104	816,409

Teleflex, Inc.	3,318	815,730

Zimmer Biomet Holdings, Inc.	7,834	823,040

		13,778,996

Health Care Facilities–0.36%

HCA Healthcare, Inc.	4,515	758,791

Universal Health Services, Inc., Class B	7,740	779,495

		1,538,286

Health Care REITs–0.62%

Healthpeak Properties, Inc.	34,655	897,911

Ventas, Inc.	16,876	867,933

Welltower, Inc.	10,823	891,274

		2,657,118

Health Care Services–1.02%

Cigna Corp.(b)	3,507	924,164

CVS Health Corp.	9,533	883,328

DaVita, Inc.(b)(c)	9,534	762,339

Laboratory Corp. of America Holdings	3,955	926,894

Quest Diagnostics, Inc.(b)	6,767	899,876

		4,396,601

Health Care Supplies–0.58%

Align Technology, Inc.(b)(c)	3,455	817,695

Cooper Cos., Inc. (The)	2,673	836,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally–Weighted S&P 500 Fund

	Shares	Value
Health Care Supplies–(continued)

DENTSPLY SIRONA, Inc.	23,239	$ 830,329

		2,484,994

Home Furnishings–0.19%

Mohawk Industries, Inc.(b)(c)	6,734	835,622

Home Improvement Retail–0.39%

Home Depot, Inc. (The)	3,071	842,283

Lowe’s Cos., Inc.	4,767	832,652

		1,674,935

Homebuilding–0.78%

D.R. Horton, Inc.(b)	12,618	835,186

Lennar Corp., Class A	11,930	841,900

NVR, Inc.(c)	213	852,882

PulteGroup, Inc.	21,148	838,095

		3,368,063

Hotel & Resort REITs–0.17%

Host Hotels & Resorts, Inc.(b)	47,651	747,168

Hotels, Resorts & Cruise Lines–1.19%

Booking Holdings, Inc.(c)	422	738,074

Carnival Corp.(b)(c)	80,381	695,296

Expedia Group, Inc.(c)	7,713	731,424

Hilton Worldwide Holdings, Inc.	6,968	776,514

Marriott International, Inc., Class A(b)	5,556	755,671

Norwegian Cruise Line Holdings Ltd.(b)(c)	67,493	750,522

Royal Caribbean Cruises Ltd.(b)(c)	19,414	677,743

		5,125,244

Household Appliances–0.19%

Whirlpool Corp.(b)	5,404	836,917

Household Products–1.09%

Church & Dwight Co., Inc.	10,340	958,104

Clorox Co. (The)(b)	6,775	955,139

Colgate-Palmolive Co.	11,591	928,903

Kimberly-Clark Corp.(b)	6,952	939,563

Procter & Gamble Co. (The)	6,257	899,694

		4,681,403

Housewares & Specialties–0.21%

Newell Brands, Inc.(b)	46,406	883,570

Human Resource & Employment Services–0.18%

Robert Half International, Inc.	10,499	786,270

Hypermarkets & Super Centers–0.42%

Costco Wholesale Corp.	1,917	918,780

Walmart, Inc.	7,298	887,291

		1,806,071

Independent Power Producers & Energy Traders–0.21%

AES Corp. (The)	42,929	901,938

Industrial Conglomerates–0.57%

3M Co.	6,453	835,083

General Electric Co.(b)	12,470	793,965

Honeywell International, Inc.	4,768	828,726

		2,457,774

	Shares	Value
Industrial Gases–0.39%

Air Products and Chemicals, Inc.(b)	3,579	$ 860,678

Linde PLC (United Kingdom)	2,857	821,473

		1,682,151

Industrial Machinery–2.35%

Dover Corp.(b)	6,917	839,171

Fortive Corp.	15,014	816,461

IDEX Corp.(b)	4,794	870,734

Illinois Tool Works, Inc.(b)	4,514	822,677

Ingersoll Rand, Inc.(b)	19,126	804,822

Nordson Corp.(b)	4,278	866,038

Otis Worldwide Corp.	12,119	856,450

Parker-Hannifin Corp.(b)	3,369	828,943

Pentair PLC	18,555	849,262

Snap-on, Inc.	4,243	835,998

Stanley Black & Decker, Inc.(b)	8,078	847,059

Xylem, Inc.(b)	11,083	866,469

		10,104,084

Industrial REITs–0.43%

Duke Realty Corp.	17,843	980,473

Prologis, Inc.(b)	7,576	891,316

		1,871,789

Insurance Brokers–1.07%

Aon PLC, Class A	3,502	944,420

Arthur J. Gallagher & Co.	5,805	946,447

Brown & Brown, Inc.	15,932	929,473

Marsh & McLennan Cos., Inc.	5,920	919,080

Willis Towers Watson PLC	4,452	878,780

		4,618,200

Integrated Oil & Gas–0.54%

Chevron Corp.	5,064	733,166

Exxon Mobil Corp.	8,841	757,143

Occidental Petroleum Corp.(b)	13,907	818,844

		2,309,153

Integrated Telecommunication Services–0.41%

AT&T, Inc.	42,929	899,792

Verizon Communications, Inc.(b)	17,478	887,008

		1,786,800

Interactive Home Entertainment–0.60%

Activision Blizzard, Inc.	11,614	904,266

Electronic Arts, Inc.	6,656	809,703

Take-Two Interactive Software, Inc.(c)	6,942	850,603

		2,564,572

Interactive Media & Services–0.78%

Alphabet, Inc., Class A(c)	207	451,107

Alphabet, Inc., Class C(c)	192	419,990

Match Group, Inc.(c)	11,583	807,219

Meta Platforms, Inc., Class A(c)	5,059	815,764

Twitter, Inc.(b)(c)	22,786	851,969

		3,346,049

Internet & Direct Marketing Retail–0.59%

Amazon.com, Inc.(c)	8,100	860,301

eBay, Inc.	20,059	835,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally–Weighted S&P 500 Fund

	Shares	Value
Internet & Direct Marketing Retail–(continued)

Etsy, Inc.(b)(c)	11,712	$ 857,435

		2,553,595

Internet Services & Infrastructure–0.40%

Akamai Technologies, Inc.(c)	9,115	832,473

VeriSign, Inc.(c)	5,253	878,984

		1,711,457

Investment Banking & Brokerage–0.83%

Charles Schwab Corp. (The)	14,275	901,894

Goldman Sachs Group, Inc. (The)	3,095	919,277

Morgan Stanley	11,476	872,865

Raymond James Financial, Inc.	9,941	888,825

		3,582,861

IT Consulting & Other Services–1.21%

Accenture PLC, Class A	3,106	862,381

Cognizant Technology Solutions Corp., Class A	12,705	857,461

DXC Technology Co.(c)	27,129	822,280

EPAM Systems, Inc.(c)	2,927	862,821

Gartner, Inc.(c)	3,587	867,444

International Business Machines Corp.(b)	6,522	920,841

		5,193,228

Leisure Products–0.20%

Hasbro, Inc.	10,459	856,383

Life & Health Insurance–1.22%

Aflac, Inc.(b)	15,966	883,399

Globe Life, Inc.	9,673	942,827

Lincoln National Corp.	17,375	812,629

MetLife, Inc.	13,994	878,683

Principal Financial Group, Inc.(b)	13,391	894,385

Prudential Financial, Inc.	9,027	863,703

		5,275,626

Life Sciences Tools & Services–2.47%

Agilent Technologies, Inc.	7,367	874,978

Bio-Rad Laboratories, Inc., Class A(c)	1,754	868,230

Bio-Techne Corp.(b)	2,655	920,329

Charles River Laboratories International, Inc.(c)	4,047	865,937

Danaher Corp.	3,532	895,433

Illumina, Inc.(c)	4,350	801,966

IQVIA Holdings, Inc.(c)	4,283	929,368

Mettler-Toledo International, Inc.(c)	740	850,090

PerkinElmer, Inc.(b)	6,259	890,155

Thermo Fisher Scientific, Inc.	1,686	915,970

Waters Corp.(c)	2,694	891,660

West Pharmaceutical Services, Inc.	3,026	914,972

		10,619,088

Managed Health Care–1.07%

Centene Corp.(c)	11,171	945,178

Elevance Health, Inc.	1,840	887,947

Humana, Inc.	2,000	936,140

Molina Healthcare, Inc.(c)	3,213	898,387

UnitedHealth Group, Inc.	1,833	941,484

		4,609,136

	Shares	Value
Metal & Glass Containers–0.21%

Ball Corp.(b)	12,970	$ 891,947

Movies & Entertainment–0.76%

Live Nation Entertainment, Inc.(b)(c)	9,622	794,585

Netflix, Inc.(c)	4,855	848,994

Walt Disney Co. (The)(c)	8,936	843,558

Warner Bros Discovery, Inc.(c)	59,772	802,140

		3,289,277

Multi-line Insurance–0.60%

American International Group, Inc.	16,624	849,985

Assurant, Inc.	5,108	882,918

Hartford Financial Services Group, Inc. (The)	13,008	851,113

		2,584,016

Multi-Sector Holdings–0.19%

Berkshire Hathaway, Inc., Class B(c)	3,045	831,346

Multi-Utilities–2.05%

Ameren Corp.	9,953	899,353

CenterPoint Energy, Inc.	29,489	872,285

CMS Energy Corp.	13,118	885,465

Consolidated Edison, Inc.	9,335	887,758

Dominion Energy, Inc.(b)	11,199	893,792

DTE Energy Co.	6,966	882,941

NiSource, Inc.	29,558	871,665

Public Service Enterprise Group, Inc.	13,567	858,520

Sempra Energy	5,743	863,001

WEC Energy Group, Inc.(b)	8,944	900,124

		8,814,904

Office REITs–0.58%

Alexandria Real Estate Equities, Inc.(b)	6,072	880,622

Boston Properties, Inc.(b)	9,164	815,413

Vornado Realty Trust(b)	28,395	811,813

		2,507,848

Oil & Gas Equipment & Services–0.49%

Baker Hughes Co., Class A	25,212	727,870

Halliburton Co.	21,937	687,944

Schlumberger N.V.	18,814	672,789

		2,088,603

Oil & Gas Exploration & Production–1.43%

APA Corp.	18,197	635,075

ConocoPhillips	7,603	682,825

Coterra Energy, Inc.(b)	25,888	667,652

Devon Energy Corp.	11,993	660,934

Diamondback Energy, Inc.	5,712	692,009

EOG Resources, Inc.	6,168	681,194

Hess Corp.	6,954	736,707

Marathon Oil Corp.	29,324	659,204

Pioneer Natural Resources Co.(b)	3,279	731,479

		6,147,079

Oil & Gas Refining & Marketing–0.47%

Marathon Petroleum Corp.	8,198	673,958

Phillips 66	8,355	685,026

Valero Energy Corp.(b)	6,321	671,796

		2,030,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Oil & Gas Storage & Transportation–0.54%

Kinder Morgan, Inc.(b)	46,674	$ 782,256

ONEOK, Inc.	13,720	761,460

Williams Cos., Inc. (The)	25,457	794,513

		2,338,229

Packaged Foods & Meats–2.54%

Campbell Soup Co.	18,926	909,394

Conagra Brands, Inc.	27,271	933,759

General Mills, Inc.	12,989	980,020

Hershey Co. (The)	4,163	895,711

Hormel Foods Corp.	19,376	917,647

JM Smucker Co. (The)(b)	6,917	885,445

Kellogg Co.(b)	12,765	910,655

Kraft Heinz Co. (The)	23,717	904,567

Lamb Weston Holdings, Inc.	13,340	953,277

McCormick & Co., Inc.(b)	10,096	840,492

Mondelez International, Inc., Class A	14,609	907,073

Tyson Foods, Inc., Class A	10,556	908,449

		10,946,489

Paper Packaging–1.16%

Amcor PLC	69,609	865,240

Avery Dennison Corp.	5,259	851,274

International Paper Co.	19,738	825,641

Packaging Corp. of America	5,863	806,162

Sealed Air Corp.	14,823	855,584

WestRock Co.(b)	19,686	784,290

		4,988,191

Personal Products–0.21%

Estee Lauder Cos., Inc. (The), Class A(b)	3,560	906,625

Pharmaceuticals–1.90%

Bristol-Myers Squibb Co.	11,829	910,833

Catalent, Inc.(c)	8,327	893,404

Eli Lilly and Co.	2,991	969,772

Johnson & Johnson	5,148	913,821

Merck & Co., Inc.	10,188	928,840

Organon & Co.(b)	25,048	845,370

Pfizer, Inc.	17,775	931,943

Viatris, Inc.	79,304	830,313

Zoetis, Inc.	5,500	945,395

		8,169,691

Property & Casualty Insurance–1.44%

Allstate Corp. (The)(b)	7,129	903,458

Chubb Ltd.	4,404	865,739

Cincinnati Financial Corp.	7,408	881,404

Loews Corp.	14,720	872,307

Progressive Corp. (The)	7,822	909,464

Travelers Cos., Inc. (The)(b)	5,246	887,256

W.R. Berkley Corp.	13,012	888,199

		6,207,827

Publishing–0.19%

News Corp., Class A	40,787	635,462

News Corp., Class B	12,634	200,754

		836,216

Railroads–0.61%

CSX Corp.	29,314	851,865

	Shares	Value
Railroads–(continued)

Norfolk Southern Corp.	3,873	$ 880,294

Union Pacific Corp.	4,207	897,269

		2,629,428

Real Estate Services–0.21%

CBRE Group, Inc., Class A(c)	12,109	891,344

Regional Banks–2.58%

Citizens Financial Group, Inc.	24,275	866,375

Comerica, Inc.	11,803	866,104

Fifth Third Bancorp(b)	24,894	836,438

First Republic Bank	6,278	905,288

Huntington Bancshares, Inc.	71,342	858,244

KeyCorp	49,984	861,224

M&T Bank Corp.	5,356	853,693

PNC Financial Services Group, Inc. (The)	5,610	885,090

Regions Financial Corp.(b)	44,102	826,913

Signature Bank(b)	4,405	789,420

SVB Financial Group(b)(c)	2,006	792,350

Truist Financial Corp.	19,330	916,822

Zions Bancorporation N.A.	16,825	856,392

		11,114,353

Reinsurance–0.21%

Everest Re Group Ltd.(b)	3,194	895,214

Research & Consulting Services–1.03%

Equifax, Inc.	4,844	885,386

Jacobs Engineering Group, Inc.(b)	6,884	875,163

Leidos Holdings, Inc.	8,819	888,162

Nielsen Holdings PLC	36,402	845,254

Verisk Analytics, Inc.(b)	5,413	936,936

		4,430,901

Residential REITs–1.25%

AvalonBay Communities, Inc.(b)	4,568	887,334

Camden Property Trust	6,669	896,847

Equity Residential(b)	12,294	887,873

Essex Property Trust, Inc.	3,279	857,491

Mid-America Apartment Communities, Inc.	5,282	922,607

UDR, Inc.	19,844	913,618

		5,365,770

Restaurants–1.24%

Chipotle Mexican Grill, Inc.(b)(c)	674	881,093

Darden Restaurants, Inc.	7,405	837,654

Domino’s Pizza, Inc.(b)	2,334	909,583

McDonald’s Corp.	3,742	923,825

Starbucks Corp.	11,738	896,666

Yum! Brands, Inc.	7,763	881,178

		5,329,999

Retail REITs–1.00%

Federal Realty OP L.P.	8,712	834,087

Kimco Realty Corp.	43,013	850,367

Realty Income Corp.(b)	13,466	919,189

Regency Centers Corp.(b)	14,566	863,910

Simon Property Group, Inc.(b)	8,772	832,638

		4,300,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally–Weighted S&P 500 Fund

	Shares	Value
Semiconductor Equipment–1.16%

Applied Materials, Inc.	8,718	$ 793,164

Enphase Energy, Inc.(c)	4,527	883,851

KLA Corp.	2,662	849,391

Lam Research Corp.	1,872	797,753

SolarEdge Technologies, Inc.(b)(c)	3,124	854,976

Teradyne, Inc.(b)	9,160	820,278

		4,999,413

Semiconductors–2.60%

Advanced Micro Devices, Inc.(c)	9,367	716,295

Analog Devices, Inc.(b)	5,660	826,869

Broadcom, Inc.	1,641	797,214

Intel Corp.	22,670	848,085

Microchip Technology, Inc.(b)	13,846	804,176

Micron Technology, Inc.	14,184	784,092

Monolithic Power Systems, Inc.	2,097	805,332

NVIDIA Corp.	5,233	793,271

NXP Semiconductors N.V. (China)	4,974	736,301

ON Semiconductor Corp.(c)	14,769	743,028

Qorvo, Inc.(b)(c)	8,772	827,375

QUALCOMM, Inc.	6,668	851,770

Skyworks Solutions, Inc.	8,860	820,790

Texas Instruments, Inc.	5,629	864,896

		11,219,494

Soft Drinks–0.85%

Coca-Cola Co. (The)	14,464	909,930

Keurig Dr Pepper, Inc.	25,027	885,706

Monster Beverage Corp.(c)	10,205	946,003

PepsiCo, Inc.	5,465	910,797

		3,652,436

Specialized REITs–2.04%

American Tower Corp.(b)	3,539	904,533

Crown Castle International Corp.(b)	5,145	866,315

Digital Realty Trust, Inc.	6,762	877,911

Equinix, Inc.	1,368	898,803

Extra Space Storage, Inc.	5,321	905,209

Iron Mountain, Inc.	17,402	847,303

Public Storage	2,889	903,304

SBA Communications Corp., Class A	2,729	873,416

VICI Properties, Inc.	29,666	883,750

Weyerhaeuser Co.	24,790	821,045

		8,781,589

Specialty Chemicals–1.50%

Albemarle Corp.	3,750	783,675

Celanese Corp.	6,095	716,833

DuPont de Nemours, Inc.(b)	13,981	777,064

Eastman Chemical Co.	8,692	780,281

Ecolab, Inc.	5,595	860,287

International Flavors & Fragrances, Inc.(b)	7,111	847,062

PPG Industries, Inc.	7,664	876,302

Sherwin-Williams Co. (The)	3,590	803,837

		6,445,341

Specialty Stores–0.56%

Bath & Body Works, Inc.(b)	26,216	705,735

Tractor Supply Co.	4,548	881,630

	Shares	Value
Specialty Stores–(continued)

Ulta Beauty, Inc.(c)	2,178	$ 839,575

		2,426,940

Steel–0.18%

Nucor Corp.	7,391	771,694

Systems Software–1.03%

Fortinet, Inc.(c)	15,405	871,615

Microsoft Corp.	3,511	901,730

NortonLifeLock, Inc.(b)	38,702	849,896

Oracle Corp.	13,229	924,310

ServiceNow, Inc.(b)(c)	1,877	892,551

		4,440,102

Technology Distributors–0.19%

CDW Corp.	5,308	836,328

Technology Hardware, Storage & Peripherals–1.14%

Apple, Inc.	6,477	885,536

Hewlett Packard Enterprise Co.(b)	62,418	827,663

HP, Inc.(b)	25,176	825,269

NetApp, Inc.	13,295	867,366

Seagate Technology Holdings PLC	11,019	787,197

Western Digital Corp.(c)	16,439	736,960

		4,929,991

Tobacco–0.38%

Altria Group, Inc.	18,149	758,084

Philip Morris International, Inc. (Switzerland)	8,680	857,063

		1,615,147

Trading Companies & Distributors–0.57%

Fastenal Co.(b)	17,088	853,033

United Rentals, Inc.(c)	3,170	770,025

W.W. Grainger, Inc.	1,817	825,699

		2,448,757

Trucking–0.41%

J.B. Hunt Transport Services, Inc.	5,425	854,275

Old Dominion Freight Line, Inc.	3,593	920,814

		1,775,089

Water Utilities–0.21%

American Water Works Co., Inc.(b)	5,990	891,132

Wireless Telecommunication Services–0.21%

T-Mobile US, Inc.(c)	6,806	915,679

Total Common Stocks & Other Equity Interests (Cost $275,131,061)		425,721,916

Money Market Funds–1.10%

Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(f)	1,652,230	1,652,230

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(f)	1,180,450	1,180,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(f)	1,888,263	$1,888,263

Total Money Market Funds (Cost $4,720,711)		4,720,825

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.93% (Cost $279,851,772)		430,442,741

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–25.46%
Invesco Private Government Fund, 1.38%(d)(f)(g)	30,082,465	30,082,465

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 1.66%(d)(f)(g)	79,570,570	$79,570,570

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $109,656,610)		109,653,035

TOTAL INVESTMENTS IN SECURITIES–125.39% (Cost $389,508,382)		540,095,776

OTHER ASSETS LESS LIABILITIES–(25.39)%		(109,347,553)

NET ASSETS–100.00%		$430,748,223

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Invesco Ltd.	$ 822,850	$ 326,146	$(36,890)	$(268,883)	$(14,125)	$829,098	$ 14,858
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	3,049,064	14,098,651	(15,495,485)	-	-	1,652,230	2,214
Invesco Liquid Assets Portfolio, Institutional Class	2,200,493	10,070,247	(11,089,943)	(324)	(141)	1,180,332	2,644
Invesco Treasury Portfolio, Institutional Class	3,484,645	16,112,743	(17,709,125)	-	-	1,888,263	3,455
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,039,466	93,320,081	(68,277,082)	-	-	30,082,465	40,637*
Invesco Private Prime Fund	11,758,755	206,199,128	(138,381,245)	(3,365)	(2,703)	79,570,570	114,520*
Total	$26,355,273	$340,126,996	$(250,989,770)	$(272,572)	$(16,969)	$115,202,958	$ 178,328

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	26	September-2022	$4,926,350	$(127,771)	$(127,771)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Information Technology	14.89%

Industrials	14.00

Financials	13.34

Health Care	13.15

Consumer Discretionary	11.17

Consumer Staples	6.89

Real Estate	6.30

Utilities	5.87

Materials	5.26

Communication Services	4.51

Energy	3.46

Money Market Funds Plus Other Assets Less Liabilities	1.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 274,380,324)*	$424,892,818

Investments in affiliates, at value (Cost $ 115,128,058)	115,202,958

Cash	35,515

Receivable for:
Fund shares sold	373,000

Dividends	531,308

Investment for trustee deferred compensation and retirement plans	63,054

Other assets	219

Total assets	541,098,872

Liabilities:
Other investments:
Variation margin payable - futures contracts	41,238

Payable for:
Fund shares reacquired	192,755

Collateral upon return of securities loaned	109,656,610

Accrued fees to affiliates	253,953

Accrued trustees’ and officers’ fees and benefits	2,378

Accrued other operating expenses	130,182

Trustee deferred compensation and retirement plans	73,533

Total liabilities	110,350,649

Net assets applicable to shares outstanding	$430,748,223

Net assets consist of:
Shares of beneficial interest	$222,844,838

Distributable earnings	207,903,385

$430,748,223

Net Assets:
Series I	$60,538,088

Series II	$370,210,135

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	2,353,317

Series II	14,910,621

Series I:
Net asset value per share	$25.72

Series II:
Net asset value per share	$24.83

*	At June 30, 2022, securities with an aggregate value of $108,217,377 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,129)	$3,881,559

Dividends from affiliates (includes securities lending income of $20,925)	44,096

Total investment income	3,925,655

Expenses:
Advisory fees	253,535

Administrative services fees	347,102

Distribution fees - Series II	473,566

Transfer agent fees	10,502

Trustees’ and officers’ fees and benefits	9,643

Licensing fees	39,221

Reports to shareholders	1,192

Professional services fees	19,183

Other	(28,912)

Total expenses	1,125,032

Less: Fees waived	(2,649)

Net expenses	1,122,383

Net investment income	2,803,272

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	29,824,814

Affiliated investment securities	(16,969)

Futures contracts	(1,181,645)

28,626,200

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(111,105,096)

Affiliated investment securities	(272,572)

Futures contracts	(321,039)

(111,698,707)

Net realized and unrealized gain (loss)	(83,072,507)

Net increase (decrease) in net assets resulting from operations	$(80,269,235)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income	$2,803,272	$3,387,174

Net realized gain	28,626,200	25,470,693

Change in net unrealized appreciation (depreciation)	(111,698,707)	65,825,520

Net increase (decrease) in net assets resulting from operations	(80,269,235)	94,683,387

Distributions to shareholders from distributable earnings:
Series I	–	(392,488)

Series II	–	(3,852,414)

Total distributions from distributable earnings	–	(4,244,902)

Share transactions–net:
Series I	32,677,864	(1,841,293)

Series II	46,769,370	18,933,241

Net increase in net assets resulting from share transactions	79,447,234	17,091,948

Net increase (decrease) in net assets	(822,001)	107,530,433

Net assets:
Beginning of period	431,570,224	324,039,791

End of period	$430,748,223	$431,570,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$30.96	$0.22	$(5.46)	$(5.24)	$ –	$ –	$ –	$25.72	(16.92)%	$60,538	0.31	%(d)	0.31	%(d)	1.55	%(d)	19%
Year ended 12/31/21	24.24	0.31	6.75	7.06	(0.34)	–	(0.34)	30.96	29.17	36,788	0.35		0.35		1.10		23
Year ended 12/31/20	22.14	0.41	2.33	2.74	(0.31)	(0.33)	(0.64)	24.24	12.74 (e)	30,438	0.33		0.33		2.00		34
Year ended 12/31/19	17.80	0.34	4.73	5.07	(0.35)	(0.38)	(0.73)	22.14	28.79	31,327	0.35		0.35		1.71		39
Year ended 12/31/18	19.88	0.32	(1.80)	(1.48)	(0.23)	(0.37)	(0.60)	17.80	(7.87)	109,414	0.31		0.31		1.61		24
Year ended 12/31/17	17.24	0.29	2.87	3.16	(0.15)	(0.37)	(0.52)	19.88	18.58	127,462	0.32		0.32		1.55		22
Series II
Six months ended 06/30/22	29.92	0.18	(5.27)	(5.09)	–	–	–	24.83	(17.01)	370,210	0.56	(d)	0.56	(d)	1.30	(d)	19
Year ended 12/31/21	23.45	0.24	6.52	6.76	(0.29)	–	(0.29)	29.92	28.88	394,782	0.60		0.60		0.85		23
Year ended 12/31/20	21.46	0.35	2.24	2.59	(0.27)	(0.33)	(0.60)	23.45	12.41 (e)	293,602	0.58		0.58		1.75		34
Year ended 12/31/19	17.29	0.29	4.57	4.86	(0.31)	(0.38)	(0.69)	21.46	28.46	248,057	0.60		0.60		1.46		39
Year ended 12/31/18	19.35	0.26	(1.74)	(1.48)	(0.21)	(0.37)	(0.58)	17.29	(8.11)	149,913	0.56		0.56		1.36		24
Year ended 12/31/17	16.82	0.24	2.79	3.03	(0.13)	(0.37)	(0.50)	19.35	18.26	117,400	0.57		0.57		1.30		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2022, the portfolio turnover calculation excludes the value of securities purchased of $20,974,156 and sold of $41,844,757 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. S&P 500 Index Fund into the Fund.

(d)	Annualized.
(e)

Amount includes the effect of the Adviser pay-in for an economic loss as a result of delay in rebalancing to the index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 11.35% and 10.98% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Equally-Weighted S&P 500 Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $1,595 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliates on the Statement of Operations.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or

Invesco V.I. Equally-Weighted S&P 500 Fund

payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 2 billion	0.120%

Over $2 billion	0.100%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $2,649.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $30,183 for accounting and fund administrative services and was reimbursed $316,919 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as

Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. Equally-Weighted S&P 500 Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$425,721,916	$–	$–	$425,721,916

Money Market Funds	4,720,825	109,653,035	–	114,373,860

Total Investments in Securities	430,442,741	109,653,035	–	540,095,776

Other Investments – Liabilities*

Futures Contracts	(127,771)	–	–	(127,771)

Total Investments	$430,314,970	$109,653,035	$–	$539,968,005

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Equity
Derivative Liabilities	Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(127,771)

Derivatives not subject to master netting agreements	127,771

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk

Realized Gain (Loss):
Futures contracts	$(1,181,645)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(321,039)

Total	$(1,502,684)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$6,137,585

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

Invesco V.I. Equally-Weighted S&P 500 Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $116,319,390 and $75,877,294, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$159,547,376

Aggregate unrealized (depreciation) of investments	(11,280,119)

Net unrealized appreciation of investments	$148,267,257

Cost of investments for tax purposes is $ 391,700,748.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	163,265	$4,552,206	143,474	$4,038,895

Series II	1,380,670	38,171,515	1,787,174	48,913,614

Issued as reinvestment of dividends:
Series I	-	-	13,087	392,488

‘Series II	-	-	132,888	3,852,414

Issued in connection with acquisitions:(b)
Series I	1,178,993	33,175,816	-	-

Series II	1,932,777	52,511,224	-	-

Invesco V.I. Equally-Weighted S&P 500 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Series I	(177,250)	$(5,050,158)	(224,036)	$(6,272,676)

Series II	(1,598,941)	(43,913,369)	(1,242,842)	(33,832,787)

Net increase in share activity	2,879,514	$79,447,234	609,745	$17,091,948

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 29, 2022, the Fund acquired all the net assets of Invesco V.I. S&P 500 Index Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on December 1, 2021 and by the shareholders of the Target Fund on March 31, 2022. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 3,111,770 shares of the Fund for 5,131,794 shares outstanding of the Target Fund as of the close of business on April 29, 2022. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 29, 2022. The Target Fund’s net assets as of the close of business on April 29, 2022 of $85,687,040, including $64,778,725 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $387,559,878 and $473,246,918 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2022 assuming the reorganization had been completed on January 1, 2022, the beginning of the semi-annual reporting period are as follows:

Net investment income	$2,998,238

Net realized/unrealized gains (losses)	(96,569,584)

Change in net assets resulting from operations	$(93,571,345)

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since April 30, 2022.

Invesco V.I. Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$830.80	$1.41	$1,023.26	$1.56	0.31%
Series II	1,000.00	829.90	2.54	1,022.02	2.81	0.56

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equally-Weighted S&P 500 Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board noted a delay in rebalancing to the index that occurred in 2020, and considered information regarding steps Invesco Advisers took to remediate the impact of that delay, including making a pay-in to the Fund and enhancing compliance controls. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the

Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Capital Management LLC currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P 500® Equal Weight Index (Index). The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board noted that the Fund seeks to track the investment results of the Index, and that the Fund’s performance will typically lag the Index due to the fees associated with the Fund. The Board acknowledged limitations regarding the Broadridge

Invesco V.I. Equally-Weighted S&P 500 Fund

data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are actively managed or may track a different index than the Fund. The Board noted that the Fund is passively managed and discussed reasons for differences in the Fund’s performance versus its peers. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed affiliated exchange traded funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the

Invesco V.I. Equally-Weighted S&P 500 Fund

Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Equally-Weighted S&P 500 Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Equity and Income Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIEQI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-12.03%
Series II Shares	-12.12
Russell 1000 Value Index▼ (Broad Market Index)	-12.86
Bloomberg U.S. Government/Credit Index▼ (Style-Specific Index)	-11.05
Lipper VUF Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	-17.76

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Bloomberg U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The Lipper VUF Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth variable insurance underlying funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (6/1/10)	8.62%
10 Years	8.46
5 Years	5.92
1 Year	-7.90
Series II Shares
Inception (4/30/03)	7.50%
10 Years	8.19
5 Years	5.64
1 Year	-8.11

Effective June 1, 2010, Class II shares of the predecessor fund, Universal Institutional Funds Equity and Income Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series II shares of Invesco Van Kampen V.I. Equity and Income Fund (renamed Invesco V.I. Equity and Income Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series II shares are those of the Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Equity and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Equity and Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Equity and Income Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–62.47%
Aerospace & Defense–2.64%
General Dynamics Corp.(b)	14,573	$3,224,276

Raytheon Technologies Corp.	142,559	13,701,346

Textron, Inc.	191,560	11,698,569

		28,624,191

Apparel Retail–1.03%
TJX Cos., Inc. (The)	200,670	11,207,420

Application Software–0.49%
Splunk, Inc.(c)	60,294	5,333,607

Automobile Manufacturers–1.60%
General Motors Co.(c)	547,263	17,381,073

Building Products–1.03%
Johnson Controls International PLC	232,264	11,120,800

Cable & Satellite–1.72%
Charter Communications, Inc., Class A(c)	18,407	8,624,232

Comcast Corp., Class A	255,314	10,018,521

		18,642,753

Casinos & Gaming–0.58%
Las Vegas Sands Corp.(c)	188,210	6,321,974

Communications Equipment–1.15%
Cisco Systems, Inc.(b)	293,302	12,506,397

Construction & Engineering–0.71%
Quanta Services, Inc.(b)	61,202	7,671,059

Consumer Finance–0.98%
American Express Co.	76,494	10,603,598

Data Processing & Outsourced Services–1.32%
Fiserv, Inc.(c)	78,950	7,024,181

PayPal Holdings, Inc.(c)	103,663	7,239,824

		14,264,005

Distillers & Vintners–0.96%
Diageo PLC (United Kingdom)	240,703	10,384,365

Diversified Banks–3.92%
Bank of America Corp.	552,619	17,203,029

Wells Fargo & Co.	646,356	25,317,765

		42,520,794

Electric Utilities–1.30%
American Electric Power Co., Inc.	66,799	6,408,696

Exelon Corp.(b)	99,143	4,493,161

FirstEnergy Corp.	83,539	3,207,062

		14,108,919

Electrical Components & Equipment–0.57%
Emerson Electric Co.	77,780	6,186,621

	Shares	Value

Electronic Manufacturing Services–0.52%
TE Connectivity Ltd. (Switzerland)	49,867	$5,642,451

Fertilizers & Agricultural Chemicals–1.11%
Corteva, Inc.	222,173	12,028,446

Food Distributors–1.27%
Sysco Corp.(b)	95,048	8,051,516

US Foods Holding Corp.(c)	186,570	5,723,968

		13,775,484

Gold–0.48%
Barrick Gold Corp. (Canada)	292,319	5,171,123

Health Care Distributors–1.02%
McKesson Corp.	34,018	11,097,012

Health Care Equipment–1.70%
Medtronic PLC	136,677	12,266,761

Zimmer Biomet Holdings, Inc.	58,369	6,132,247

		18,399,008

Health Care Facilities–0.60%
Universal Health Services, Inc., Class B(b)	64,797	6,525,706

Health Care Services–2.14%
Cigna Corp.	55,192	14,544,196

CVS Health Corp.	93,637	8,676,404

		23,220,600

Hotels, Resorts & Cruise Lines–0.80%
Booking Holdings, Inc.(c)	4,937	8,634,764

Industrial Machinery–0.97%
Parker-Hannifin Corp.	42,707	10,508,057

Insurance Brokers–0.78%
Willis Towers Watson PLC	42,802	8,448,687

Integrated Oil & Gas–1.53%
Chevron Corp.	114,848	16,627,693

Internet & Direct Marketing Retail–0.75%
Amazon.com, Inc.(c)	76,505	8,125,596

Investment Banking & Brokerage–2.96%
Charles Schwab Corp. (The)	148,186	9,362,392

Goldman Sachs Group, Inc. (The)	42,450	12,608,499

Morgan Stanley	132,454	10,074,451

		32,045,342

IT Consulting & Other Services–1.72%
Cognizant Technology Solutions Corp., Class A	276,247	18,643,910

Managed Health Care–1.63%
Centene Corp.(c)	117,260	9,921,369

Elevance Health, Inc.	16,056	7,748,304

		17,669,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Shares	Value

Movies & Entertainment–0.89%
Walt Disney Co. (The)(c)	101,857	$9,615,301

Multi-line Insurance–1.60%
American International Group, Inc.	339,264	17,346,568

Oil & Gas Exploration & Production–4.40%
Canadian Natural Resources Ltd. (Canada)	133,365	7,166,608

ConocoPhillips	223,215	20,046,939

Devon Energy Corp.(b)	208,010	11,463,431

Pioneer Natural Resources Co.(b)	40,224	8,973,170

		47,650,148

Other Diversified Financial Services–0.51%
Voya Financial, Inc.(b)	93,038	5,538,552

Pharmaceuticals–5.09%
Bristol-Myers Squibb Co.	182,434	14,047,418

GSK PLC	381,979	8,213,469

Johnson & Johnson	40,530	7,194,481

Merck & Co., Inc.	170,254	15,522,057

Sanofi (France)	101,257	10,239,683

		55,217,108

Railroads–1.14%
CSX Corp.	423,192	12,297,960

Real Estate Services–1.41%
CBRE Group, Inc., Class A(c)	208,244	15,328,841

Regional Banks–1.62%
Citizens Financial Group, Inc.	335,082	11,959,077

PNC Financial Services Group, Inc. (The)	35,251	5,561,550

		17,520,627

Semiconductor Equipment–0.43%
Lam Research Corp.	10,826	4,613,500

Semiconductors–2.14%
Intel Corp.	244,808	9,158,267

NXP Semiconductors N.V. (China)	42,029	6,221,553

QUALCOMM, Inc.	60,997	7,791,757

		23,171,577

Tobacco–1.19%
Philip Morris International, Inc. (Switzerland)	130,472	12,882,805

Trading Companies & Distributors–0.80%
Ferguson PLC(b)	77,909	8,625,305

Wireless Telecommunication Services–1.27%
T-Mobile US, Inc.(c)	102,626	13,807,302

Total Common Stocks & Other Equity Interests (Cost $514,953,717)		677,056,722

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–22.08%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	534,967

	Principal Amount	Value

Aerospace & Defense–0.25%
Boeing Co. (The), 5.81%, 05/01/2050	$1,625,000	$1,495,461

Lockheed Martin Corp., 4.15%, 06/15/2053(b)	643,000	601,469

Precision Castparts Corp., 2.50%, 01/15/2023	333,000	333,031

Raytheon Technologies Corp., 4.45%, 11/16/2038	308,000	294,325

		2,724,286

Agricultural Products–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	265,342

Air Freight & Logistics–0.06%
FedEx Corp., 4.90%, 01/15/2034	402,000	402,345

United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	200,661

		603,006

Airlines–0.33%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	261,127	226,665

JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	1,732,000	1,282,546

Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	1,157,000	1,048,821

United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	259,020	254,441

Series 2014-2, Class A, 3.75%, 09/03/2026	334,836	319,417

Series 2018-1, Class AA, 3.50%, 03/01/2030	426,955	390,981

		3,522,871

Alternative Carriers–0.22%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	2,743,000	2,388,124

Application Software–1.20%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(d)	5,339,000	4,834,464

salesforce.com, inc., 2.70%, 07/15/2041	1,413,000	1,094,724

Splunk, Inc., Conv., 1.13%, 06/15/2027	7,967,000	6,612,610

Workday, Inc., 3.50%, 04/01/2027	528,000	505,355

		13,047,153

Asset Management & Custody Banks–0.45%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(e)	2,755,000	2,720,751

Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	445,000	443,288

KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(e)	372,000	355,764

KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(e)	1,364,000	1,348,319

		4,868,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Automobile Manufacturers–0.32%

American Honda Finance Corp., 2.05%, 01/10/2023	$1,540,000	$ 1,531,170

General Motors Co., 6.60%, 04/01/2036	377,000	382,343

General Motors Financial Co., Inc., 5.25%, 03/01/2026	480,000	481,338

Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	1,138,000	1,019,648

		3,414,499

Biotechnology–1.10%
AbbVie, Inc.,

4.50%, 05/14/2035	694,000	674,642
4.05%, 11/21/2039	1,322,000	1,181,095
4.85%, 06/15/2044	264,000	252,817

Gilead Sciences, Inc., 3.25%, 09/01/2022	2,070,000	2,070,000

Halozyme Therapeutics, Inc., Conv., 0.25%, 03/01/2027	3,840,000	3,406,764

Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	1,556,000	1,832,190

Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,875,000	2,489,063

		11,906,571

Brewers–0.24%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium),

4.70%, 02/01/2036	959,000	920,297
4.90%, 02/01/2046	538,000	506,670

Heineken N.V. (Netherlands), 3.50%, 01/29/2028(e)	945,000	912,251

Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	310,322

		2,649,540

Broadcasting–0.03%

Paramount Global, 4.00%, 01/15/2026	367,000	358,475

Cable & Satellite–1.90%

BofA Finance LLC, Conv., 0.13%, 09/01/2022	2,213,000	2,214,106
Cable One, Inc., Conv.,

0.00%, 03/15/2026(d)	5,466,000	4,531,314
1.13%, 03/15/2028	2,850,000	2,402,550

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	550,000	552,023
Comcast Corp.,

3.15%, 03/01/2026	1,101,000	1,073,510
4.15%, 10/15/2028	935,000	933,302
3.90%, 03/01/2038	756,000	684,925
2.89%, 11/01/2051	352,000	251,922
2.94%, 11/01/2056	265,000	184,687

Cox Communications, Inc., 2.95%, 10/01/2050(e)	202,000	134,137

DISH Network Corp., Conv., 3.38%, 08/15/2026	7,604,000	5,155,512

	Principal Amount	Value
Cable & Satellite–(continued)

Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(e)(f)	$2,645,000	$ 2,483,655

		20,601,643

Commodity Chemicals–0.04%

LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(e)	339,000	388,039

Computer & Electronics Retail–0.22%
Dell International LLC/EMC Corp.,

5.45%, 06/15/2023	163,000	164,697
6.02%, 06/15/2026	2,125,000	2,209,569
8.35%, 07/15/2046	4,000	4,992

		2,379,258

Consumer Finance–0.39%
American Express Co.,

3.38%, 05/03/2024	2,490,000	2,474,379
3.63%, 12/05/2024	324,000	322,376

Capital One Financial Corp., 3.20%, 01/30/2023	958,000	958,745

Synchrony Financial, 3.95%, 12/01/2027	556,000	507,367

		4,262,867

Data Processing & Outsourced Services–0.47%

Block, Inc., Conv., 0.13%, 03/01/2025	3,914,000	3,688,945

Fiserv, Inc., 3.80%, 10/01/2023	1,412,000	1,413,342

		5,102,287

Diversified Banks–1.39%
Bank of America Corp.,

3.25%, 10/21/2027	525,000	493,968
2.57%, 10/20/2032(g)	874,000	721,792

BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(e)	700,000	696,168
Citigroup, Inc.,

4.00%, 08/05/2024	60,000	59,874
3.67%, 07/24/2028(g)	511,000	482,847
6.68%, 09/13/2043	741,000	832,760
5.30%, 05/06/2044	228,000	218,849
4.75%, 05/18/2046	356,000	318,610

Discover Bank, 3.35%, 02/06/2023	1,500,000	1,500,412

HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	1,775,000	1,694,507
JPMorgan Chase & Co.,

Series V, 5.60%(3 mo. USD LIBOR + 3.32%)(b)(h)(i)	732,000	687,165
3.20%, 06/15/2026	394,000	380,842
3.51%, 01/23/2029(g)	1,058,000	990,697
4.26%, 02/22/2048(g)	489,000	437,220
3.90%, 01/23/2049(g)	1,058,000	895,386

Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(e)	200,000	200,692

Societe Generale S.A. (France), 5.00%, 01/17/2024(e)	735,000	738,480

U.S. Bancorp, Series W, 3.10%, 04/27/2026	2,097,000	2,023,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co.,

3.55%, 09/29/2025	$626,000	$ 615,767
4.10%, 06/03/2026	505,000	497,622
4.65%, 11/04/2044	647,000	583,293
		15,070,798

Diversified Capital Markets–0.06%

Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(e)	686,000	687,715

Diversified Metals & Mining–0.02%

Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	182,000	209,776

Diversified REITs–0.08%

CubeSmart L.P., 2.50%, 02/15/2032	1,063,000	864,492

Diversified Support Services–0.23%

Siemens Financieringsmaatschappij N.V. (Germany), 0.40%, 03/11/2023(b)(e)	2,490,000	2,444,882

Drug Retail–0.08%

CVS Pass-Through Trust, 6.04%, 12/10/2028	485,376	498,340

Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	428,000	393,921
		892,261

Electric Utilities–0.58%

Electricite de France S.A. (France), 4.88%, 01/22/2044(e)	846,000	716,956

Georgia Power Co., Series B, 3.70%, 01/30/2050	350,000	278,669

National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	1,227,000	1,069,873
NextEra Energy Capital Holdings, Inc.,

0.65%, 03/01/2023	2,415,000	2,374,374
3.55%, 05/01/2027	530,000	512,157

PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	52,647
Xcel Energy, Inc.,

0.50%, 10/15/2023	566,000	544,910
3.50%, 12/01/2049	964,000	765,150
		6,314,736

Electrical Components & Equipment–0.02%

Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	250,436

General Merchandise Stores–0.03%

Dollar General Corp., 3.25%, 04/15/2023	353,000	351,372

Health Care Equipment–0.48%

Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	390,594

Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,244,000	3,994,453

Medtronic, Inc., 4.38%, 03/15/2035	249,000	248,719

	Principal Amount	Value
Health Care Equipment–(continued)

Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(e)	$579,000	$ 539,049
		5,172,815

Health Care Services–0.15%

Cigna Corp., 4.80%, 08/15/2038	307,000	299,153

CVS Health Corp., 3.38%, 08/12/2024	361,000	359,085

Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	263,000	234,102

NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	676,000	689,608
		1,581,948

Health Care Technology–0.23%

Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	3,430,000	2,529,625

Home Improvement Retail–0.04%

Lowe’s Cos., Inc., 4.25%, 04/01/2052	497,000	431,519

Hotels, Resorts & Cruise Lines–0.68%

Airbnb, Inc., Conv., 0.00%, 03/15/2026(d)	4,881,000	4,080,516

Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	396,000	476,705

Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	2,834,000	2,812,745
		7,369,966

Industrial Conglomerates–0.04%

Honeywell International, Inc., 0.48%, 08/19/2022	480,000	478,939

Industrial Machinery–0.14%

Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	735,000	739,659

John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	868,000	803,768
		1,543,427

Insurance Brokers–0.02%

Willis North America, Inc., 3.60%, 05/15/2024	233,000	229,668

Integrated Oil & Gas–0.40%

BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	710,738

Chevron Corp., 2.95%, 05/16/2026	952,000	929,514
Exxon Mobil Corp.,

2.71%, 03/06/2025	549,000	537,696
3.04%, 03/01/2026	1,098,000	1,078,875

Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	1,098,000	1,086,013
		4,342,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Integrated Telecommunication Services–0.37%
AT&T, Inc.,

4.30%, 02/15/2030	$318,000	$ 310,590
3.50%, 09/15/2053	447,000	339,579
3.55%, 09/15/2055	157,000	117,892
3.80%, 12/01/2057	255,000	197,530
Telefonica Emisiones S.A. (Spain),

4.67%, 03/06/2038	750,000	663,186
5.21%, 03/08/2047	700,000	621,811
Verizon Communications, Inc.,

3.38%, 02/15/2025	1,284,000	1,276,067
3.40%, 03/22/2041	561,000	457,685

		3,984,340

Interactive Home Entertainment–0.03%

Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	346,863

Interactive Media & Services–0.46%

Snap, Inc., Conv., 0.75%, 08/01/2026	3,098,000	2,948,522

TripAdvisor, Inc., Conv., 0.25%, 04/01/2026	338,000	259,415

Twitter, Inc., Conv., 0.00%, 03/15/2026(d)	2,051,000	1,825,519

		5,033,456

Internet & Direct Marketing Retail–0.22%
Amazon.com, Inc.,

4.80%, 12/05/2034	9,000	9,439
2.88%, 05/12/2041	2,996,000	2,401,819

		2,411,258

Internet Services & Infrastructure–0.25%

Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,174,000	2,658,225

Investment Banking & Brokerage–0.70%
Goldman Sachs Group, Inc. (The),

4.25%, 10/21/2025	529,000	525,772
2.91%, 07/21/2042(g)	323,000	236,394

GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	6,118,000	6,138,189

Morgan Stanley, 4.00%, 07/23/2025	654,000	654,394

		7,554,749

IT Consulting & Other Services–0.13%

International Business Machines Corp., 2.88%, 11/09/2022	1,421,000	1,423,011

Leisure Products–0.23%

Peloton Interactive, Inc., Conv., 0.00%, 02/15/2026(d)	4,003,000	2,541,685

Life & Health Insurance–0.82%

American Equity Investment Life Holding Co., 5.00%, 06/15/2027	853,000	842,887

Athene Global Funding, 2.75%, 06/25/2024(e)	260,000	251,298

Athene Holding Ltd., 3.45%, 05/15/2052	1,465,000	1,008,908

Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,258,936

	Principal Amount	Value
Life & Health Insurance–(continued)

Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(e)	$2,184,000	$ 2,008,756

Guardian Life Global Funding, 2.90%, 05/06/2024(b)(e)	689,000	679,463

Jackson National Life Global Funding, 3.25%, 01/30/2024(e)	453,000	448,465

Nationwide Financial Services, Inc., 5.30%, 11/18/2044(e)	440,000	424,940

Protective Life Global Funding, 2.62%, 08/22/2022(e)	1,865,000	1,864,057

Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	121,864

		8,909,574

Managed Health Care–0.05%

UnitedHealth Group, Inc., 3.50%, 08/15/2039	559,000	488,302

Movies & Entertainment–1.43%

Discovery Communications LLC, 4.90%, 03/11/2026	367,000	369,070

Liberty Media Corp., Conv., 1.38%, 10/15/2023	5,671,000	6,666,261

Liberty Media Corp.-Liberty Formula One, Conv., 1.00%, 01/30/2023	540,000	933,323

Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	2,015,000	2,610,634
Magallanes, Inc.,

3.79%, 03/15/2025(e)	1,720,000	1,668,885
5.05%, 03/15/2042(e)	835,000	711,698
5.14%, 03/15/2052(e)	1,036,000	870,922

TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	356,623

Walt Disney Co. (The), 3.00%, 09/15/2022	1,350,000	1,351,696

		15,539,112

Multi-line Insurance–0.06%

Liberty Mutual Group, Inc., 3.95%, 05/15/2060(e)	887,000	640,005

Multi-Utilities–0.09%

NiSource, Inc., 4.38%, 05/15/2047	571,000	503,720

Sempra Energy, 3.80%, 02/01/2038	559,000	472,713

		976,433

Oil & Gas Exploration & Production–0.07%

Cameron LNG LLC, 3.70%, 01/15/2039(e)	622,000	525,503

ConocoPhillips Co., 4.15%, 11/15/2034	230,000	213,838

		739,341

Oil & Gas Refining & Marketing–0.04%

Valero Energy Corp., 4.00%, 06/01/2052	531,000	424,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–0.75%
Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	$1,724,000	$1,727,335

4.90%, 03/15/2035	344,000	309,031

5.30%, 04/01/2044	587,000	510,271

5.00%, 05/15/2050	724,000	617,190

Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	24,928

4.25%, 02/15/2048	696,000	586,942

Kinder Morgan, Inc.,
4.30%, 06/01/2025	878,000	874,783

5.30%, 12/01/2034	407,000	398,381

MPLX L.P.,
4.50%, 07/15/2023	1,721,000	1,726,419

4.50%, 04/15/2038	810,000	711,541

Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	425,621

Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	192,243

		8,104,685

Other Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	296,090

Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	63,710

Paper Packaging–0.02%
International Paper Co., 6.00%, 11/15/2041	223,000	231,955

Personal Products–0.03%
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/2052(e)	315,000	270,501

Pharmaceuticals–0.56%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(e)	985,000	960,203

Bristol-Myers Squibb Co., 4.13%, 06/15/2039	621,000	594,258

GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	76,569

Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	2,870,000	2,979,060

Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	1,182,000	1,153,189

Zoetis, Inc., 4.70%, 02/01/2043	333,000	319,391

		6,082,670

Property & Casualty Insurance–0.16%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	296,148

Markel Corp.,
5.00%, 03/30/2043	351,000	334,236

5.00%, 05/20/2049	497,000	476,299

Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	576,033

		1,682,716

Railroads–0.26%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	312,810

	Principal Amount	Value

Railroads–(continued)
CSX Corp., 5.50%, 04/15/2041	$346,000	$362,419

Norfolk Southern Corp., 3.40%, 11/01/2049	461,000	363,586

Union Pacific Corp.,
3.65%, 02/15/2024	92,000	92,160

3.20%, 05/20/2041	1,018,000	832,282

4.15%, 01/15/2045	426,000	376,358

3.84%, 03/20/2060	519,000	434,579

		2,774,194

Real Estate Services–0.21%
Redfin Corp., Conv., 0.00%, 10/15/2025(d)	3,783,000	2,252,672

Regional Banks–0.06%
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	689,000	643,511

Reinsurance–0.08%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	475,694

Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	355,205

		830,899

Renewable Electricity–0.06%
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	599,766

Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	705,000	662,630

Retail REITs–0.20%
Kimco Realty Corp., 3.20%, 04/01/2032(b)	1,500,000	1,312,468

Regency Centers L.P.,
2.95%, 09/15/2029	750,000	659,940

4.65%, 03/15/2049	256,000	229,488

		2,201,896

Semiconductors–0.89%
Broadcom, Inc., 3.47%, 04/15/2034(e)	640,000	521,726

Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,057,314

Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	5,161,000	5,161,000

Micron Technology, Inc., 4.66%, 02/15/2030	680,000	652,774

3.37%, 11/01/2041	179,000	130,007

Texas Instruments, Inc., 2.63%, 05/15/2024	215,000	213,197

Wolfspeed, Inc., Conv., 0.25%, 02/15/2028(e)	2,257,000	1,878,952

		9,614,970

Specialized REITs–0.35%
American Tower Corp., 1.60%, 04/15/2026(b)	852,000	762,558

Crown Castle International Corp., 2.50%, 07/15/2031	1,413,000	1,157,772

4.75%, 05/15/2047	46,000	41,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Specialized REITs–(continued)
EPR Properties, 4.75%, 12/15/2026	$1,556,000	$1,463,416

LifeStorage L.P., 3.50%, 07/01/2026	404,000	386,771

		3,812,167

Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	141,133

Systems Software–0.38%
Mandiant, Inc., Series A, Conv., 1.00%, 06/01/2025(f)	1,642,000	1,639,497

Microsoft Corp., 3.50%, 02/12/2035(b)	404,000	387,786

Oracle Corp., 3.60%, 04/01/2040	965,000	722,666

VMware, Inc., 1.00%, 08/15/2024	1,509,000	1,413,128

		4,163,077

Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026(b)	671,000	675,552

Technology Hardware, Storage & Peripherals–0.26%
Apple, Inc., 3.35%, 02/09/2027(b)	315,000	313,236

Western Digital Corp., Conv., 1.50%, 02/01/2024	2,649,000	2,529,795

		2,843,031

Tobacco–0.22%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,023,153

Philip Morris International, Inc.,
3.60%, 11/15/2023	369,000	370,280

4.88%, 11/15/2043	1,102,000	982,719

		2,376,152

Trading Companies & Distributors–0.11%
Air Lease Corp.,
3.00%, 09/15/2023	63,000	61,620

4.25%, 09/15/2024	427,000	419,371

Aircastle Ltd., 4.40%, 09/25/2023	771,000	761,388

		1,242,379

Trucking–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(e)	709,000	688,192

Wireless Telecommunication Services–0.34%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	545,576

Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	459,272

4.30%, 02/15/2048	1,394,000	1,169,497

T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	902,370

3.40%, 10/15/2052	750,000	555,542

		3,632,257

Total U.S. Dollar Denominated Bonds & Notes (Cost $261,025,100)		239,342,208

	Principal Amount	Value

U.S. Treasury Securities–8.71%
U.S. Treasury Bills–0.00%
0.84%, 09/15/2022(j)(k)	$1,000	$997

1.46% - 1.49%, 11/17/2022(j)(k)	14,000	13,889

		14,886

U.S. Treasury Bonds–0.88%
4.50%, 02/15/2036	2,636,800	3,101,845

4.50%, 08/15/2039	36,400	42,828

4.38%, 05/15/2040	72,800	83,962

3.25%, 05/15/2042	5,122,800	5,001,133

2.25%, 02/15/2052	1,588,000	1,307,371

		9,537,139

U.S. Treasury Notes–7.83%
2.50%, 05/31/2024(b)	24,664,300	24,443,670

2.88%, 06/15/2025	24,618,500	24,522,334

2.63%, 05/31/2027	13,218,000	12,969,646

2.75%, 05/31/2029	22,222,100	21,788,075

2.88%, 05/15/2032	1,155,800	1,142,978

		84,866,703

Total U.S. Treasury Securities (Cost $95,158,219)		94,418,728

	Shares
Preferred Stocks–0.63%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,155,841

Diversified Banks–0.02%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(g)	10,911	259,027

Oil & Gas Storage & Transportation–0.41%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,435,929

Total Preferred Stocks (Cost $5,960,701)		6,850,797

	Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.08%
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.75%, 03/15/2031	$682,000	855,559

5.50%, 02/01/2037	3	4

		855,563

Federal National Mortgage Association (FNMA)–0.00%
9.50%, 04/01/2030	314	329

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $842,674)		855,892

	Shares
Money Market Funds–5.87%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(l)(m)	23,167,259	23,167,259

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(l)(m)	13,938,334	13,936,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 1.35%(l)(m)	26,476,867	$26,476,867

Total Money Market Funds (Cost $63,580,658)		63,581,066

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.84% (Cost $941,521,069)		1,082,105,413

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.46%
Invesco Private Government Fund, 1.38%(l)(m)(n)	19,609,732	19,609,732

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 1.66%(l)(m)(n)	50,423,317	$50,423,317

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,033,049)		70,033,049

TOTAL INVESTMENTS IN SECURITIES–106.30% (Cost $1,011,554,118)		1,152,138,462

OTHER ASSETS LESS LIABILITIES–(6.30)%		(68,236,444)

NET ASSETS–100.00%		$1,083,902,018

Investment Abbreviations:

Conv. LIBOR Pfd. REIT USD	– Convertible – London Interbank Offered Rate – Preferred – Real Estate Investment Trust – U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Non-income producing security.
(d)	Zero coupon bond issued at a discount.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $28,780,424, which represented 2.66% of the Fund’s Net Assets.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2022.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,629,728	$76,264,381	$(71,726,850)	$-	$-	$23,167,259	$34,750
Invesco Liquid Assets Portfolio, Institutional Class	7,883,240	54,474,558	(48,418,895)	(4,778)	2,815	13,936,940	17,687
Invesco Treasury Portfolio, Institutional Class	21,291,118	87,159,292	(81,973,543)	-	-	26,476,867	32,177
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,604,761	370,331,435	(373,326,464)	-	-	19,609,732	35,400	*
Invesco Private Prime Fund	52,744,442	846,490,728	(848,808,532)	-	(3,321)	50,423,317	100,445	*
Total	$123,153,289	$1,434,720,394	$(1,424,254,284)	$(4,778)	$(506)	$133,614,115	$220,459

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Open Futures Contracts

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Interest Rate Risk

U.S. Treasury 5 Year Notes	9	September-2022	$(1,010,250)	$9,839	$9,839

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

Currency Risk

07/01/2022	Bank of New York Mellon (The)	EUR	7,516,364	USD	8,058,723	$ 181,949

07/01/2022	Bank of New York Mellon (The)	GBP	11,056,940	USD	13,817,913	358,297

07/29/2022	Bank of New York Mellon (The)	CAD	6,461,534	USD	5,031,489	11,744

07/29/2022	Bank of New York Mellon (The)	EUR	7,563,139	USD	7,989,405	51,164

07/29/2022	Bank of New York Mellon (The)	GBP	11,635,826	USD	14,224,425	54,414

07/01/2022	State Street Bank & Trust Co.	EUR	822,114	USD	870,954	9,421

07/01/2022	State Street Bank & Trust Co.	GBP	1,272,377	USD	1,567,366	18,501

07/01/2022	State Street Bank & Trust Co.	USD	315,479	EUR	301,977	979

07/01/2022	State Street Bank & Trust Co.	USD	485,934	GBP	399,656	567

07/05/2022	State Street Bank & Trust Co.	CAD	8,778,998	USD	6,869,788	49,559

07/05/2022	State Street Bank & Trust Co.	USD	1,709,166	CAD	2,216,441	12,741

07/29/2022	State Street Bank & Trust Co.	CAD	414,099	USD	322,537	838

07/29/2022	State Street Bank & Trust Co.	GBP	17,502	USD	21,405	91

07/29/2022	State Street Bank & Trust Co.	USD	130,436	CAD	168,039	108

Subtotal-Appreciation						750,373

Currency Risk

07/01/2022	Bank of New York Mellon (The)	USD	7,975,330	EUR	7,563,139	(49,538)

07/01/2022	Bank of New York Mellon (The)	USD	14,218,979	GBP	11,635,826	(54,685)

07/05/2022	Bank of New York Mellon (The)	USD	5,031,956	CAD	6,461,534	(12,119)

07/01/2022	State Street Bank & Trust Co.	USD	503,980	EUR	473,362	(7,920)

07/01/2022	State Street Bank & Trust Co.	USD	365,613	GBP	293,835	(7,928)

07/05/2022	State Street Bank & Trust Co.	CAD	484,438	USD	375,104	(1,246)

07/05/2022	State Street Bank & Trust Co.	USD	463,232	CAD	585,461	(8,399)

07/29/2022	State Street Bank & Trust Co.	CAD	309,072	USD	239,706	(402)

Subtotal-Depreciation						(142,237)

Total Forward Foreign Currency Contracts						$ 608,136

Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound Sterling

USD - U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2022

Common Stocks & Other Equity Interests	62.47%

U.S. Dollar Denominated Bonds & Notes	22.08

U.S. Treasury Securities	8.71

Security Types Each Less Than 1% of Portfolio	0.71

Money Market Funds Plus Other Assets Less Liabilities	6.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $877,940,411)*	$1,018,524,347

Investments in affiliated money market funds, at value (Cost $133,613,707)	133,614,115

Other investments: Unrealized appreciation on forward foreign currency contracts outstanding	750,373

Cash	1,547,419

Foreign currencies, at value (Cost $3,428)	3,497

Receivable for: Investments sold	904,798

Fund shares sold	163,156

Dividends	1,277,111

Interest	1,881,320

Investment for trustee deferred compensation and retirement plans	158,373

Other assets	775

Total assets	1,158,825,284

Liabilities:
Other investments: Variation margin payable - futures contracts	6,309

Unrealized depreciation on forward foreign currency contracts outstanding	142,237

Payable for: Investments purchased	3,404,211

Fund shares reacquired	439,403

Collateral upon return of securities loaned	70,033,049

Accrued fees to affiliates	646,008

Accrued trustees’ and officers’ fees and benefits	2,881

Accrued other operating expenses	73,331

Trustee deferred compensation and retirement plans	175,837

Total liabilities	74,923,266

Net assets applicable to shares outstanding	$1,083,902,018

Net assets consist of:
Shares of beneficial interest	$748,932,696

Distributable earnings	334,969,322

$1,083,902,018

Net Assets:
Series I	$70,057,756

Series II	$1,013,844,262

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	3,849,211

Series II	56,148,612

Series I: Net asset value per share	$18.20

Series II: Net asset value per share	$18.06

*	At June 30, 2022, securities with an aggregate value of $68,515,034 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Interest	$4,452,396

Dividends (net of foreign withholding taxes of $98,154)	8,597,842

Dividends from affiliated money market funds (includes securities lending income of $86,864)	171,478

Total investment income	13,221,716

Expenses:
Advisory fees	2,361,277

Administrative services fees	1,030,351

Custodian fees	9,001

Distribution fees - Series II	1,458,485

Transfer agent fees	33,851

Trustees’ and officers’ fees and benefits	11,884

Reports to shareholders	3,541

Professional services fees	27,632

Other	7,092

Total expenses	4,943,114

Less: Fees waived	(15,731)

Net expenses	4,927,383

Net investment income	8,294,333

Realized and unrealized gain (loss) from:
Net realized gain (loss) from: Unaffiliated investment securities	30,252,826

Affiliated investment securities	(506)

Foreign currencies	(9,748)

Forward foreign currency contracts	1,345,776

Futures contracts	57,397

31,645,745

Change in net unrealized appreciation (depreciation) of: Unaffiliated investment securities	(195,975,345)

Affiliated investment securities	(4,778)

Foreign currencies	(8,625)

Forward foreign currency contracts	1,037,855

Futures contracts	14,409

(194,936,484)

Net realized and unrealized gain (loss)	(163,290,739)

Net increase (decrease) in net assets resulting from operations	$(154,996,406)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$8,294,333	$13,493,343

Net realized gain	31,645,745	157,674,818

Change in net unrealized appreciation (depreciation)	(194,936,484)	52,887,271

Net increase (decrease) in net assets resulting from operations	(154,996,406)	224,055,432

Distributions to shareholders from distributable earnings:
Series I	-	(2,210,004)

Series II	-	(33,156,264)

Total distributions from distributable earnings	-	(35,366,268)

Share transactions-net:
Series I	310,166	28,892,785

Series II	(124,565,871)	(121,909,012)

Net increase (decrease) in net assets resulting from share transactions	(124,255,705)	(93,016,227)

Net increase (decrease) in net assets	(279,252,111)	95,672,937

Net assets:
Beginning of period	1,363,154,129	1,267,481,192

End of period	$1,083,902,018	$1,363,154,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$20.69	$0.16		$(2.65)	$(2.49)	$–	$–	$–	$18.20	(12.03)%	$70,058	0.56	%(d)	0.56	%(d)	1.57	%(d)	80%
Year ended 12/31/21	17.93	0.25		3.09	3.34	(0.38)	(0.20)	(0.58)	20.69	18.65	79,349	0.55		0.55		1.24		144
Year ended 12/31/20	17.52	0.30		1.30	1.60	(0.42)	(0.77)	(1.19)	17.93	9.95	43,099	0.56		0.57		1.84		96
Year ended 12/31/19	16.12	0.36		2.82	3.18	(0.47)	(1.31)	(1.78)	17.52	20.37	50,731	0.54		0.55		2.02		150
Year ended 12/31/18	19.04	0.35		(2.00)	(1.65)	(0.43)	(0.84)	(1.27)	16.12	(9.50)	165,924	0.54		0.55		1.91		150
Year ended 12/31/17	17.76	0.35	(e)	1.58	1.93	(0.31)	(0.34)	(0.65)	19.04	11.03	184,768	0.55		0.56		1.93	(e)	119
Series II
Six months ended 06/30/22	20.55	0.13		(2.62)	(2.49)	–	–	–	18.06	(12.12)	1,013,844	0.81	(d)	0.81	(d)	1.32	(d)	80
Year ended 12/31/21	17.82	0.20		3.07	3.27	(0.34)	(0.20)	(0.54)	20.55	18.35	1,283,805	0.80		0.80		0.99		144
Year ended 12/31/20	17.42	0.26		1.28	1.54	(0.37)	(0.77)	(1.14)	17.82	9.65	1,224,382	0.81		0.82		1.59		96
Year ended 12/31/19	16.04	0.31		2.80	3.11	(0.42)	(1.31)	(1.73)	17.42	20.01	1,235,269	0.79		0.80		1.77		150
Year ended 12/31/18	18.95	0.31		(2.00)	(1.69)	(0.38)	(0.84)	(1.22)	16.04	(9.73)	1,041,911	0.79		0.80		1.66		150
Year ended 12/31/17	17.68	0.31	(e)	1.57	1.88	(0.27)	(0.34)	(0.61)	18.95	10.78	1,385,490	0.80		0.81		1.68	(e)	119

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $22,225,472 in connection with the acquisition of Invesco V.I. Managed Volatility Fund into the Fund.

(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.30 and 1.64% and $0.26 and 1.39% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objectives are both capital appreciation and current income.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The	following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Invesco V.I. Equity and Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $808 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. Equity and Income Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

N.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

O.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%

Over $350 million	0.350%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Invesco V.I. Equity and Income Fund

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $15,731.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $98,694 for accounting and fund administrative services and was reimbursed $931,657 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $10,151 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$648,219,205	$ 28,837,517	$–	$ 677,056,722

U.S. Dollar Denominated Bonds & Notes	–	239,342,208	–	239,342,208

U.S. Treasury Securities	–	94,418,728	–	94,418,728

Preferred Stocks	6,850,797	–	–	6,850,797

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	855,892	–	855,892

Money Market Funds	63,581,066	70,033,049	–	133,614,115

Total Investments in Securities	718,651,068	433,487,394	–	1,152,138,462

Other Investments – Assets*

Futures Contracts	9,839	–	–	9,839

Forward Foreign Currency Contracts	–	750,373	–	750,373

	9,839	750,373	–	760,212

Other Investments – Liabilities*

Forward Foreign Currency Contracts	–	(142,237)	–	(142,237)

Total Other Investments	9,839	608,136	–	617,975

Total Investments	$718,660,907	$434,095,530	$–	$1,152,756,437

*	Unrealized appreciation (depreciation).

Invesco V.I. Equity and Income Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period–End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

		Value

Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts-Exchange-Traded(a)	$–	$9,839	$9,839

Unrealized appreciation on forward foreign currency contracts outstanding	750,373	–	750,373

Total Derivative Assets	750,373	9,839	760,212

Derivatives not subject to master netting agreements	–	(9,839)	(9,839)

Total Derivative Assets subject to master netting agreements	$750,373	$–	$750,373

			Value

Derivative Liabilities			Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding			$(142,237)

Derivatives not subject to master netting agreements			–

Total Derivative Liabilities subject to master netting agreements			$(142,237)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$657,568	$(116,342)	$541,226	$–	$–	$541,226

State Street Bank & Trust Co.	92,805	(25,895)	66,910	–	–	66,910

Total	$750,373	$(142,237)	$608,136	$–	$–	$608,136

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on Statement of Operations

	Currency Risk	Interest Rate Risk	Total

Realized Gain:
Forward foreign currency contracts	$1,345,776	$–	$1,345,776

Futures contracts	–	57,397	57,397

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,037,855	–	1,037,855

Futures contracts	–	14,409	14,409

Total	$2,383,631	$71,806	$2,455,437

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures
	Contracts	Contracts

Average notional value	$40,568,346	$1,035,070

Invesco V.I. Equity and Income Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $154,741,889 and $231,913,082, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$191,478,729

Aggregate unrealized (depreciation) of investments	(61,712,004)

Net unrealized appreciation of investments	$129,766,725

Cost of investments for tax purposes is $1,022,989,712.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	318,819	$6,395,547	500,860	$10,189,630

Series II	2,798,613	54,822,945	1,860,777	37,310,495

Issued as reinvestment of dividends:
Series I	–	–	107,752	2,210,004

Series II	–	–	1,626,902	33,156,264

Issued in connection with acquisitions:(b)
Series I	–	–	1,421,249	28,595,529

Series II	–	–	55,570	1,110,840

Invesco V.I. Equity and Income Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Series I	(304,425)	$(6,085,381)	(599,027)	$(12,102,378)

Series II	(9,112,246)	(179,388,816)	(9,775,168)	(193,486,611)

Net increase (decrease) in share activity	(6,299,239)	$(124,255,705)	(4,801,085)	$(93,016,227)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 30, 2021, the Fund acquired all the net assets of Invesco V.I. Managed Volatility Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on December 3, 2020 and by the shareholders of the Target Fund on April 5, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 1,476,819 shares of the Fund for 2,408,211 shares outstanding of the Target Fund as of the close of business on April 30, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 30, 2021. The Target Fund’s net assets as of the close of business on April 30, 2021 of $29,706,369, including $8,543,643 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,356,523,614 and $1,386,229,983 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the annual reporting period are as follows:

Net investment income	$13,487,872

Net realized/unrealized gains	212,925,767

Change in net assets resulting from operations	$226,413,639

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 1, 2021.

Invesco V.I. Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

        The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$879.70	$2.61	$1,022.02	$2.81	0.56%
Series II	1,000.00	878.80	3.77	1,020.78	4.06	0.81

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equity and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund is one of the few in the peer group classified as a value fund as

Invesco V.I. Equity and Income Fund

opposed to a core or growth fund, and the value investment style has lagged behind the core and growth investment styles, which contributed to the Fund’s relative underperformance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a

result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades

Invesco V.I. Equity and Income Fund

through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Equity and Income Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Global Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIGLBL-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-31.76%
Series II Shares	-31.83
MSCI All Country World Index▼*	-20.18
MSCI All Country World Growth Index▼*	-27.92

Source(s): ▼RIMES Technologies Corp.

*Effective June 30, 2022, the Fund changed its broad-based securities market benchmark from the MSCI All Country World Index to the MSCI All Country World Growth Index. The Fund believes the MSCI All Country World Growth Index is a more appropriate comparison for evaluating the Fund’s performance.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (11/12/90)	9.30%
10 Years	9.44
5 Years	5.57
1 Year	-29.46
Series II Shares
Inception (7/13/00)	5.70%
10 Years	9.17
5 Years	5.31
1 Year	-29.62

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Global Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Global Fund (renamed Invesco V.I. Global Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Fund

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.07%
Brazil–0.17%
StoneCo Ltd., Class A(a)	381,396	$2,936,749

China–5.87%
JD.com, Inc., ADR	1,361,636	87,444,264

Meituan, B Shares(a)(b)	502,500	12,698,116

Tencent Holdings Ltd.	78,100	3,546,794

		103,689,174

Denmark–3.00%
Ambu A/S, Class B	235,469	2,301,290

Novo Nordisk A/S, Class B	456,499	50,667,449

		52,968,739

France–12.63%
Airbus SE	651,855	64,004,206

Dassault Systemes SE	180,436	6,685,749

Kering S.A.	97,960	50,895,958

LVMH Moet Hennessy Louis Vuitton SE	164,317	101,405,472

		222,991,385

Germany–1.75%
SAP SE	339,067	30,889,907

India–4.80%
DLF Ltd.	13,702,319	54,376,235

ICICI Bank Ltd., ADR	1,712,325	30,376,645

		84,752,880

Italy–0.40%
Brunello Cucinelli S.p.A.	156,446	7,090,825

Japan–8.75%
FANUC Corp.	26,400	4,138,011

Keyence Corp.	132,744	45,428,922

Murata Manufacturing Co. Ltd.	876,300	47,460,839

Nidec Corp.	390,900	24,170,765

Omron Corp.	201,900	10,267,276

TDK Corp.	745,300	23,049,391

		154,515,204

Netherlands–0.90%
ASML Holding N.V.	32,882	15,869,771

Sweden–3.29%
Assa Abloy AB, Class B	1,295,418	27,721,871

Atlas Copco AB, Class A	3,236,880	30,289,054

		58,010,925

Switzerland–0.80%
Lonza Group AG	21,415	11,418,991

Zur Rose Group AG(a)	34,975	2,625,255

		14,044,246

United Kingdom–0.30%
Farfetch Ltd., Class A(a)	743,141	5,320,890

	Shares	Value

United States–56.41%
Adobe, Inc.(a)	187,712	$68,713,855

Agilent Technologies, Inc.	226,718	26,927,297

Alphabet, Inc., Class A(a)	94,686	206,345,412

Amazon.com, Inc.(a)	148,491	15,771,229

Analog Devices, Inc.	531,098	77,588,107

Avantor, Inc.(a)	1,062,240	33,035,664

Boston Scientific Corp.(a)	208,335	7,764,645

Charles River Laboratories International, Inc.(a)	38,141	8,161,030

Charter Communications, Inc., Class A(a)	8,062	3,777,289

Danaher Corp.	32,372	8,206,949

Datadog, Inc., Class A(a)	43,505	4,143,416

Dun & Bradstreet Holdings, Inc.(a)	202,978	3,050,759

Ecolab, Inc.	18,262	2,807,965

Equifax, Inc.	197,300	36,062,494

Fidelity National Information Services, Inc.	106,568	9,769,089

IDEXX Laboratories, Inc.(a)	12,913	4,528,976

Illumina, Inc.(a)	55,841	10,294,847

Intuit, Inc.	258,363	99,583,435

Intuitive Surgical, Inc.(a)	44,874	9,006,661

IQVIA Holdings, Inc.(a)	77,482	16,812,819

Lam Research Corp.	4,148	1,767,670

Marriott International, Inc., Class A	52,666	7,163,103

Marvell Technology, Inc.	489,098	21,290,436

Meta Platforms, Inc., Class A(a)	414,902	66,902,947

Microsoft Corp.	98,985	25,422,318

NVIDIA Corp.	51,624	7,825,682

Omnicell, Inc.(a)	68,972	7,845,565

Phathom Pharmaceuticals, Inc.(a)	227,332	1,918,682

Qualtrics International, Inc., Class A(a)	394,442	4,934,469

S&P Global, Inc.	290,295	97,846,833

Splunk, Inc.(a)	106,112	9,386,668

United Parcel Service, Inc., Class B	278,162	50,775,691

Veracyte, Inc.(a)	335,405	6,674,559

Visa, Inc., Class A	155,766	30,668,768

Walt Disney Co. (The)(a)	34,239	3,232,162

		996,007,491

Total Common Stocks & Other Equity Interests (Cost $812,119,108)		1,749,088,186

Money Market Funds–0.52%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)(d)	3,212,345	3,212,345

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)(d)	2,295,709	2,295,479

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)(d)	3,671,252	3,671,252

Total Money Market Funds (Cost $9,179,022)		9,179,076

TOTAL INVESTMENTS IN SECURITIES–99.59% (Cost $821,298,130)		1,758,267,262

OTHER ASSETS LESS LIABILITIES–0.41%		7,306,007

NET ASSETS–100.00%		$1,765,573,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2022 represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 5,237,805	$ 50,265,944	$ (52,291,404)	$ -	$ -	$3,212,345	$ 5,294
Invesco Liquid Assets Portfolio, Institutional Class	4,386,090	35,904,246	(37,995,216)	54	305	2,295,479	5,753
Invesco Treasury Portfolio, Institutional Class	5,986,062	57,446,793	(59,761,603)	-	-	3,671,252	7,106
Total	$15,609,957	$143,616,983	$(150,048,223)	$54	$305	$9,179,076	$18,153

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2022

United States	56.41%

France	12.63

Japan	8.75

China	5.87

India	4.80

Sweden	3.29

Denmark	3.00

Countries each less than 2% of portfolio	4.32

Money Market Funds Plus Other Assets Less Liabilities	0.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $812,119,108)	$1,749,088,186

Investments in affiliated money market funds, at value (Cost $9,179,022)	9,179,076

Cash	2,000,000

Foreign currencies, at value (Cost $1,556,418)	1,554,486

Receivable for:
Fund shares sold	3,795,974

Dividends	3,718,823

Investment for trustee deferred compensation and retirement plans	170,497

Other assets	1,632

Total assets	1,769,508,674

Liabilities:
Payable for:
Fund shares reacquired	813,296

Accrued foreign taxes	1,855,545

Accrued fees to affiliates	955,653

Accrued trustees’ and officers’ fees and benefits	4,966

Accrued other operating expenses	135,448

Trustee deferred compensation and retirement plans	170,497

Total liabilities	3,935,405

Net assets applicable to shares outstanding	$1,765,573,269

Net assets consist of:

Shares of beneficial interest	$362,043,243
Distributable earnings	1,403,530,026

$1,765,573,269

Net Assets:
Series I	$988,289,062

Series II	$777,284,207

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	25,309,985

Series II	20,297,188

Series I:
Net asset value per share	$39.05

Series II:
Net asset value per share	$38.30

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $960,865)	$11,235,933

Dividends from affiliated money market funds	18,153

Non-cash dividend income	626,935

Total investment income	11,881,021

Expenses:
Advisory fees	6,584,756

Administrative services fees	1,729,119

Custodian fees	107,589

Distribution fees - Series II	1,165,964

Transfer agent fees	64,018

Trustees’ and officers’ fees and benefits	16,893

Professional services fees	25,572

Other	10,649

Total expenses	9,704,560

Less: Fees waived	(299,823)

Net expenses	9,404,737

Net investment income	2,476,284

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $152,623)	150,197,849

Affiliated investment securities	305

Foreign currencies	(199,407)

149,998,747

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $1,382,394)	(993,591,303)

Affiliated investment securities	54

Foreign currencies	(292,473)

(993,883,722)

Net realized and unrealized gain (loss)	(843,884,975)

Net increase (decrease) in net assets resulting from operations	$(841,408,691)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income (loss)	$2,476,284	$(9,762,975)

Net realized gain	149,998,747	343,349,768

Change in net unrealized appreciation (depreciation)	(993,883,722)	71,077,742

Net increase (decrease) in net assets resulting from operations	(841,408,691)	404,664,535

Distributions to shareholders from distributable earnings:
Series I	-	(74,843,220)

Series II	-	(64,990,704)

Total distributions from distributable earnings	-	(139,833,924)

Share transactions–net:
Series I	(30,472,060)	(91,025,858)

Series II	(105,195,164)	(192,722,461)

Net increase (decrease) in net assets resulting from share transactions	(135,667,224)	(283,748,319)

Net increase (decrease) in net assets	(977,075,915)	(18,917,708)

Net assets:
Beginning of period	2,742,649,184	2,761,566,892

End of period	$1,765,573,269	$2,742,649,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/22	$57.22	$0.08	$(18.25)	$(18.17)	$–	$–	$–	$39.05	(31.76)%	$988,289	0.78	%(e)	0.81	%(e)	0.35	%(e)	8%
Year ended 12/31/21	52.12	(0.13)	8.23	8.10	–	(3.00)	(3.00)	57.22	15.49	1,484,706	0.77		0.78		(0.23)		7
Year ended 12/31/20	42.55	(0.01)	11.51	11.50	(0.31)	(1.62)	(1.93)	52.12	27.64	1,438,773	0.77		0.81		(0.01)		13
Year ended 12/31/19	38.00	0.29	11.03	11.32	(0.40)	(6.37)	(6.77)	42.55	31.79	1,334,573	0.77		0.80		0.70		23
Year ended 12/31/18	47.42	0.37	(5.99)	(5.62)	(0.47)	(3.33)	(3.80)	38.00	(13.18)	1,160,317	0.78		0.78		0.81		16
Year ended 12/31/17	35.02	0.29	12.50	12.79	(0.39)	–	(0.39)	47.42	36.66	1,479,034	0.76		0.76		0.69		9
Series II
Six months ended 06/30/22	56.18	0.02	(17.90)	(17.88)	–	–	–	38.30	(31.83)	777,284	1.03	(e)	1.06	(e)	0.10	(e)	8
Year ended 12/31/21	51.36	(0.27)	8.09	7.82	–	(3.00)	(3.00)	56.18	15.17	1,257,943	1.02		1.03		(0.48)		7
Year ended 12/31/20	41.95	(0.11)	11.34	11.23	(0.20)	(1.62)	(1.82)	51.36	27.34	1,322,794	1.02		1.06		(0.26)		13
Year ended 12/31/19	37.53	0.18	10.89	11.07	(0.28)	(6.37)	(6.65)	41.95	31.45	1,187,107	1.02		1.04		0.45		23
Year ended 12/31/18	46.88	0.26	(5.92)	(5.66)	(0.36)	(3.33)	(3.69)	37.53	(13.39)	911,848	1.03		1.03		0.56		16
Year ended 12/31/17	34.64	0.18	12.36	12.54	(0.30)	–	(0.30)	46.88	36.32	1,309,590	1.01		1.01		0.43		9

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Global Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Invesco V.I. Global Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective May 1, 2022, through at least June 30, 2023, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net asset (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.77% and Series II shares to 1.02% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $299,823.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $151,143 for accounting and fund administrative services and was reimbursed $1,577,976 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $2,428 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Global Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Brazil	$ 2,936,749	$–	$–	$ 2,936,749

China	87,444,264	16,244,910	–	103,689,174

Denmark	–	52,968,739	–	52,968,739

France	–	222,991,385	–	222,991,385

Germany	–	30,889,907	–	30,889,907

India	30,376,645	54,376,235	–	84,752,880

Italy	–	7,090,825	–	7,090,825

Japan	–	154,515,204	–	154,515,204

Netherlands	–	15,869,771	–	15,869,771

Sweden	–	58,010,925	–	58,010,925

Switzerland	–	14,044,246	–	14,044,246

United Kingdom	5,320,890	–	–	5,320,890

United States	996,007,491	–	–	996,007,491

Money Market Funds	9,179,076	–	–	9,179,076

Total Investments	$1,131,265,115	$627,002,147	$–	$1,758,267,262

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $171,423,903 and $303,232,268, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,028,040,395

Aggregate unrealized (depreciation) of investments	(99,959,867)

Net unrealized appreciation of investments	$928,080,528

Cost of investments for tax purposes is $830,186,734.

Invesco V.I. Global Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	6,015,956	$261,396,664	1,087,526	$61,384,048

Series II	4,060,072	173,596,802	786,412	43,542,860

Issued as reinvestment of dividends:
Series I	-	-	1,297,784	74,843,220

Series II	-	-	1,147,232	64,990,704

Reacquired:
Series I	(6,655,266)	(291,868,724)	(4,038,886)	(227,253,126)

Series II	(6,153,373)	(278,791,966)	(5,300,318)	(301,256,025)

Net increase (decrease) in share activity	(2,732,611)	$(135,667,224)	(5,020,250)	$(283,748,319)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$682.40	$3.25	$1,020.93	$3.91	0.78%
Series II	1,000.00	681.70	4.29	1,019.69	5.16	1.03

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s stock selection in and underweight and overweight exposures to certain sectors and regions detracted from Fund performance. The Board recognized that the

Invesco V.I. Global Fund

performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Global Core Equity Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGCE-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-20.22%
Series II Shares	-20.38
MSCI World Index▼ (Broad Market/Style-Specific Index)	-20.51
Lipper VUF Global Multi-Cap Value Funds Classification Average∎ (Peer Group)	-11.99

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper VUF Global Multi-Cap Value Funds Classification Average represents an average of all variable insurance underlyng funds in the Lipper Global Multi Cap Value Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (1/2/97)	4.90%
10 Years	7.14
5 Years	4.21
1 Year	-18.66
Series II Shares
Inception (6/1/10)	6.35%
10 Years	6.87
5 Years	3.95
1 Year	-18.87

Effective June 1, 2010, Class I shares of the predecessor fund, Universal Funds Global Value Equity Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I shares of Invesco Van Kampen V.I. Global Value Equity Fund (renamed Invesco V.I. Global Core Equity Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I shares are those of the Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Core Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Core Equity Fund

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.92%
Belgium–3.16%
Anheuser-Busch InBev S.A./N.V., ADR(a)	34,599	$1,866,616

Canada–1.70%
Constellation Software, Inc.	675	1,002,049

China–2.44%
Kweichow Moutai Co. Ltd., A Shares	4,700	1,441,721

Finland–2.12%
Kone OYJ, Class B	26,201	1,252,853

France–2.85%
LVMH Moet Hennessy Louis Vuitton SE	2,719	1,677,985

Germany–6.14%
KION Group AG	36,179	1,500,501

SAP SE	23,297	2,122,418

		3,622,919

Hong Kong–3.82%
AIA Group Ltd.	205,400	2,256,144

Japan–0.96%
FANUC Corp.	1,800	282,137

Nabtesco Corp.	12,200	285,339

		567,476

Netherlands–1.90%
Topicus.com, Inc.(b)	19,870	1,121,161

Switzerland–4.25%
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	40,270	21,935

Temenos AG	29,140	2,487,002

		2,508,937

United Kingdom–11.27%
British American Tobacco PLC	72,721	3,116,640

Imperial Brands PLC	43,477	971,753

London Stock Exchange Group PLC	27,558	2,561,769

		6,650,162

United States–53.31%
Accenture PLC, Class A	6,209	1,723,929

Adobe, Inc.(b)	1,570	574,714

Alphabet, Inc., Class A(b)	1,111	2,421,158

	Shares	Value

United States–(continued)
Analog Devices, Inc.	13,971	$2,041,023

Aon PLC, Class A	7,197	1,940,887

Aptiv PLC(b)	13,725	1,222,486

AutoZone, Inc.(b)	767	1,648,375

Becton, Dickinson and Co.	7,900	1,947,587

Charter Communications, Inc., Class A(b)	4,330	2,028,735

Equinix, Inc.	3,204	2,105,092

Floor & Decor Holdings, Inc., Class A(b)	2,245	141,345

Honeywell International, Inc.	10,779	1,873,498

Microsoft Corp.	10,599	2,722,141

Roche Holding AG	5,395	1,801,000

Sabre Corp.(a)(b)	233,026	1,358,542

Visa, Inc., Class A(a)	16,078	3,165,598

Walt Disney Co. (The)(b)	12,091	1,141,390

Zoetis, Inc.	9,334	1,604,421

		31,461,921

Total Common Stocks & Other Equity Interests (Cost $56,485,943)		55,429,944

Money Market Funds–6.26%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)(d)	1,295,691	1,295,691

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)(d)	919,854	919,762

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)(d)	1,480,790	1,480,790

Total Money Market Funds (Cost $3,696,202)		3,696,243

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–100.18% (Cost $60,182,145)		59,126,187

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.97%
Invesco Private Government Fund, 1.38%(c)(d)(e)	1,647,664	1,647,664

Invesco Private Prime Fund, 1.66%(c)(d)(e)	4,236,850	4,236,850

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,884,735)		5,884,514

TOTAL INVESTMENTS IN SECURITIES–110.15% (Cost $66,066,880)		65,010,701

OTHER ASSETS LESS LIABILITIES–(10.15)%		(5,990,654)

NET ASSETS–100.00%		$59,020,047

Investment Abbreviations:

ADR – American Depositary Receipt

Wts. – Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at June 30, 2022.
(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,638,209	$1,789,294	$(2,131,812)	$-	$-	$1,295,691	$ 1,135
Invesco Liquid Assets Portfolio, Institutional Class	1,164,786	1,278,066	(1,522,723)	94	(461)	919,762	1,421
Invesco Treasury Portfolio, Institutional Class	1,872,239	2,044,907	(2,436,356)	-	-	1,480,790	1,892
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,204,237	9,974,960	(9,531,533)	-	-	1,647,664	3,887*
Invesco Private Prime Fund	2,809,885	23,283,527	(21,856,548)	(92)	78	4,236,850	10,557*
Total	$8,689,356	$38,370,754	$(37,478,972)	$2	$(383)	$9,580,757	$ 18,892

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2022

United States	53.31%

United Kingdom	11.27

Germany	6.14

Switzerland	4.25

Hong Kong	3.82

Belgium	3.16

France	2.85

China	2.44

Finland	2.12

Countries each less than 2% of portfolio	4.56

Money Market Funds Plus Other Assets Less Liabilities	6.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $56,485,943)*	$55,429,944

Investments in affiliated money market funds, at value (Cost $9,580,937)	9,580,757

Cash	535

Foreign currencies, at value (Cost $96,493)	94,670

Receivable for:
Fund shares sold	736

Dividends	62,838

Investment for trustee deferred compensation and retirement plans	20,067

Other assets	44

Total assets	65,189,591

Liabilities:
Payable for:
Investments purchased	139,476

Fund shares reacquired	62,808

Collateral upon return of securities loaned	5,884,735

Accrued fees to affiliates	30,670

Accrued trustees’ and officers’ fees and benefits	2,113

Accrued other operating expenses	26,740

Trustee deferred compensation and retirement plans	23,002

Total liabilities	6,169,544

Net assets applicable to shares outstanding	$59,020,047

Net assets consist of:
Shares of beneficial interest	$55,874,099

Distributable earnings	3,145,948

$59,020,047

Net Assets:
Series I	$50,860,491

Series II	$8,159,556

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,730,133

Series II	919,921

Series I:
Net asset value per share	$8.88

Series II:
Net asset value per share	$8.87

*	At June 30, 2022, securities with an aggregate value of $5,791,422 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $43,558)	$535,036

Dividends from affiliated money market funds (includes securities lending income of $5,185)	9,633

Total investment income	544,669

Expenses:
Advisory fees	220,449

Administrative services fees	54,579

Custodian fees	3,229

Distribution fees - Series II	11,417

Transfer agent fees	1,817

Trustees’ and officers’ fees and benefits	8,222

Reports to shareholders	2,727

Professional services fees	22,242

Other	1,717

Total expenses	326,399

Less: Fees waived	(1,429)

Net expenses	324,970

Net investment income	219,699

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(171,615)

Affiliated investment securities	(383)

Foreign currencies	(3,892)

(175,890)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(15,217,594)

Affiliated investment securities	2

Foreign currencies	(4,541)

(15,222,133)

Net realized and unrealized gain (loss)	(15,398,023)

Net increase (decrease) in net assets resulting from operations	$(15,178,324)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$219,699	$207,530

Net realized gain (loss)	(175,890)	4,091,537

Change in net unrealized appreciation (depreciation)	(15,222,133)	6,511,206

Net increase (decrease) in net assets resulting from operations	(15,178,324)	10,810,273

Distributions to shareholders from distributable earnings:
Series I	–	(10,897,710)

Series II	–	(1,801,903)

Total distributions from distributable earnings	–	(12,699,613)

Share transactions–net:
Series I	(1,131,093)	8,578,868

Series II	(440,001)	316,507

Net increase (decrease) in net assets resulting from share transactions	(1,571,094)	8,895,375

Net increase (decrease) in net assets	(16,749,418)	7,006,035

Net assets:
Beginning of period	75,769,465	68,763,430

End of period	$59,020,047	$75,769,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$11.13	$0.03	$(2.28)	$(2.25)	$ -	$ -	$ -	$ 8.88	(20.22)%	$50,860	0.96	%(d)	0.96	%(d)	0.70	%(d)	7%
Year ended 12/31/21	11.49	0.04	1.81	1.85	(0.12)	(2.09)	(2.21)	11.13	15.97	65,044	0.96		0.96		0.31		27
Year ended 12/31/20	10.28	0.11	1.24	1.35	(0.14)	-	(0.14)	11.49	13.23	58,139	1.00		1.00		1.14		127
Year ended 12/31/19	8.99	0.15	2.03	2.18	(0.15)	(0.74)	(0.89)	10.28	25.20	60,078	1.01		1.01		1.54		24
Year ended 12/31/18	10.73	0.13	(1.76)	(1.63)	(0.11)	-	(0.11)	8.99	(15.32)	54,854	1.02		1.02		1.19		26
Year ended 12/31/17	8.83	0.09	1.93	2.02	(0.12)	-	(0.12)	10.73	22.90	73,716	1.04		1.04		0.95		69
Series II
Six months ended 06/30/22	11.14	0.02	(2.29)	(2.27)	-	-	-	8.87	(20.38)	8,160	1.21	(d)	1.21	(d)	0.45	(d)	7
Year ended 12/31/21	11.50	0.01	1.82	1.83	(0.10)	(2.09)	(2.19)	11.14	15.71	10,725	1.21		1.21		0.06		27
Year ended 12/31/20	10.28	0.09	1.24	1.33	(0.11)	-	(0.11)	11.50	13.03	10,625	1.25		1.25		0.89		127
Year ended 12/31/19	8.99	0.13	2.02	2.15	(0.12)	(0.74)	(0.86)	10.28	24.82	10,561	1.26		1.26		1.29		24
Year ended 12/31/18	10.73	0.10	(1.75)	(1.65)	(0.09)	-	(0.09)	8.99	(15.54)	9,616	1.27		1.27		0.94		26
Year ended 12/31/17	8.83	0.07	1.92	1.99	(0.09)	-	(0.09)	10.73	22.60	13,043	1.29		1.29		0.70		69

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Global Core Equity Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. Global Core Equity Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 1 billion	0.670%

Next $500 million	0.645%

Next $1 billion	0.620%

Next $1 billion	0.595%

Next $1 billion	0.570%

Over $4.5 billion	0.545%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $1,429.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $5,257 for accounting and fund administrative services and was reimbursed $49,322 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the

Invesco V.I. Global Core Equity Fund

annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $215 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Belgium	$1,866,616	$–	$–	$1,866,616

Canada	1,002,049	–	–	1,002,049

China	–	1,441,721	–	1,441,721

Finland	–	1,252,853	–	1,252,853

France	–	1,677,985	–	1,677,985

Germany	–	3,622,919	–	3,622,919

Hong Kong	–	2,256,144	–	2,256,144

Japan	–	567,476	–	567,476

Netherlands	1,121,161	–	–	1,121,161

Switzerland	21,935	2,487,002	–	2,508,937

United Kingdom	–	6,650,162	–	6,650,162

United States	29,660,921	1,801,000	–	31,461,921

Money Market Funds	3,696,243	5,884,514	–	9,580,757

Total Investments	$37,368,925	$27,641,776	$–	$65,010,701

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Global Core Equity Fund

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $4,123,070 and $4,415,335, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,288,646

Aggregate unrealized (depreciation) of investments	(6,390,904)

Net unrealized appreciation (depreciation) of investments	$(1,102,258)

Cost of investments for tax purposes is $66,112,959.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	281,338	$2,743,455	422,604	$5,215,802

Series II	24,952	233,484	6,831	87,378

Issued as reinvestment of dividends:
Series I	-	-	972,142	10,897,710

Series II	-	-	160,422	1,799,935

Reacquired:
Series I	(395,795)	(3,874,548)	(609,870)	(7,534,644)

Series II	(68,222)	(673,485)	(128,015)	(1,570,806)

Net increase (decrease) in share activity	(157,727)	$(1,571,094)	824,114	$8,895,375

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$797.80	$4.28	$1,020.03	$4.81	0.96%
Series II	1,000.00	796.20	5.39	1,018.79	6.06	1.21

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the MSCI World Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s stock selection in certain sectors, as well as the Fund’s exposure to certain Chinese issuers, detracted from Fund performance. The Board noted that the Fund underwent a change with respect to the Fund’s investment process and portfolio management team in October 2020, and that performance results prior to such date were those of the prior investment process and portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could

Invesco V.I. Global Core Equity Fund

produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only three funds (including the Fund) in the expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the

Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Core Equity Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Global Real Estate Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGRE-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-19.62%
Series II Shares	-19.74
MSCI World Index▼ (Broad Market Index)	-20.51
Custom Invesco Global Real Estate Index∎ (Style-Specific Index)	-20.71
Lipper VUF Real Estate Funds Classification Average◆ (Peer Group)	-21.26

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (gross) from fund inception through February 17, 2005; the FTSE EPRA/ NAREIT Developed Index (net) from February 18, 2005, through June 30, 2014; the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021, and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward. The net version of indexes is computed using the net return, which withholds taxes for non-resident investors.

The Lipper VUF Real Estate Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Real Estate Funds classification.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22

Series I Shares
Inception (3/31/98)	6.58%
10 Years	4.33
5 Years	1.72
1 Year	-11.75

Series II Shares
Inception (4/30/04)	6.03%
10 Years	4.07
5 Years	1.46
1 Year	-11.97

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Real Estate Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at

800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Real Estate Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Real Estate Fund

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.90%
Australia–2.72%
GPT Group (The)	425,782	$1,238,843

National Storage REIT	347,048	511,965

NEXTDC Ltd.(a)	85,721	626,189

Stockland	277,962	692,830

		3,069,827

Belgium–2.36%
Aedifica S.A.	12,522	1,201,312

Cofinimmo S.A.	10,598	1,151,184

VGP N.V.	1,944	309,979

		2,662,475

Canada–2.20%
Chartwell Retirement Residences	162,754	1,409,810

Summit Industrial Income REIT	81,108	1,078,121

		2,487,931

Germany–2.97%
Aroundtown S.A.	142,160	452,022

Instone Real Estate Group SE(b)	27,441	327,105

Sirius Real Estate Ltd.	458,996	498,512

Vonovia SE	67,353	2,075,644

		3,353,283

Hong Kong–6.60%
Hang Lung Properties Ltd.	637,000	1,209,024

Hongkong Land Holdings Ltd.	236,200	1,187,743

Hysan Development Co. Ltd.	271,000	816,414

Kerry Properties Ltd.	297,500	827,167

Link REIT	125,100	1,021,701

New World Development Co. Ltd.	245,000	884,360

Sun Hung Kai Properties Ltd.	112,500	1,331,167

Swire Properties Ltd.	67,600	168,059

		7,445,635

Israel–0.75%
Azrieli Group Ltd.	12,040	847,429

Japan–10.19%
Advance Residence Investment Corp.	270	718,444

GLP J-Reit	587	717,436

Japan Hotel REIT Investment Corp.	1,051	525,336

Japan Metropolitan Fund Investment Corp.	1,255	978,130

Japan Prime Realty Investment Corp.	271	796,049

Japan Real Estate Investment Corp.	226	1,039,490

Kenedix Office Investment Corp.	129	646,809

Mitsubishi Estate Logistics REIT Investment Corp.	88	298,386

Mitsui Fudosan Co. Ltd.	47,258	1,016,946

Mitsui Fudosan Logistics Park, Inc.	139	525,659

Nippon Accommodations Fund, Inc.	100	502,614

Nomura Real Estate Master Fund, Inc.	344	429,544

ORIX JREIT, Inc.	218	295,462

Sumitomo Realty & Development Co. Ltd.	18,700	494,255

	Shares	Value
Japan–(continued)
Tokyo Tatemono Co. Ltd.	46,000	$634,051

Tokyu Fudosan Holdings Corp.	260,900	1,374,165

United Urban Investment Corp.	487	509,981

		11,502,757

Macau–0.84%
Galaxy Entertainment Group Ltd.	158,000	945,480

Malta–0.01%
BGP Holdings PLC(c)	1,355,927	6,470

Singapore–3.82%
Ascendas REIT	352,200	722,888

CapitaLand Integrated Commercial Trust	776,200	1,213,335

CapitaLand Investment Ltd.	274,700	756,390

Digital Core REIT Management Pte Ltd.(a)	937,900	722,965

Mapletree Commercial Trust	339,200	447,193

Mapletree Industrial Trust	241,630	452,574

		4,315,345

Sweden–0.89%
Castellum AB	31,893	410,125

Samhallsbyggnadsbolaget i Norden AB, Class B	74,350	123,950

Wihlborgs Fastigheter AB	66,836	467,808

		1,001,883

Switzerland–0.75%
PSP Swiss Property AG	7,570	842,161

United Kingdom–3.37%
Assura PLC	986,694	785,811

Capital & Counties Properties PLC	164,267	280,671

LondonMetric Property PLC	278,377	774,183

Segro PLC	109,824	1,305,965

UNITE Group PLC (The)	50,673	656,790

		3,803,420

United States–60.43%
American Homes 4 Rent, Class A	42,049	1,490,217

American Tower Corp.	9,572	2,446,507

AvalonBay Communities, Inc.	24,591	4,776,802

Brixmor Property Group, Inc.	53,719	1,085,661

CubeSmart	28,031	1,197,484

Duke Realty Corp.	23,098	1,269,235

Equinix, Inc.	5,753	3,779,836

Equity LifeStyle Properties, Inc.	28,106	1,980,630

Equity Residential	10,983	793,192

Essential Properties Realty Trust, Inc.	39,402	846,749

Gaming and Leisure Properties, Inc.	19,172	879,228

Healthcare Realty Trust, Inc.	51,210	1,392,912

Healthpeak Properties, Inc.	37,589	973,931

Hilton Worldwide Holdings, Inc.	1,453	161,922

Invitation Homes, Inc.	131,946	4,694,639

Kimco Realty Corp.	145,337	2,873,313

Lamar Advertising Co., Class A	4,039	355,311

Life Storage, Inc.	23,681	2,644,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

	Shares	Value
United States–(continued)
Prologis, Inc.	67,792	$7,975,729

Realty Income Corp.	37,218	2,540,501

Rexford Industrial Realty, Inc.	45,257	2,606,351

Ryman Hospitality Properties, Inc.(a)	5,314	404,023

SBA Communications Corp., Class A	5,580	1,785,879

Simon Property Group, Inc.	3,840	364,493

SITE Centers Corp.	29,220	393,593

Sun Communities, Inc.	19,993	3,186,085

UDR, Inc.	94,610	4,355,844

Ventas, Inc.	53,733	2,763,488

VICI Properties, Inc.	148,648	4,428,224

Welltower, Inc.	45,574	3,753,019

		68,199,018

Total Common Stocks & Other Equity Interests (Cost $111,693,354)		110,483,114

	Shares	Value
Money Market Funds–1.77%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	691,953	$691,953

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	521,910	521,858

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	790,803	790,803

Total Money Market Funds (Cost $2,004,609)		2,004,614

TOTAL INVESTMENTS IN SECURITIES–99.67% (Cost $113,697,963)		112,487,728

OTHER ASSETS LESS LIABILITIES–0.33%		368,086

NET ASSETS–100.00%		$112,855,814

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2022 represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$414,569	$8,963,858	$(8,686,474)	$-	$-	$691,953	$417
Invesco Liquid Assets Portfolio, Institutional Class	431,297	6,402,756	(6,312,159)	5	(41)	521,858	602
Invesco Treasury Portfolio, Institutional Class	473,793	10,244,409	(9,927,399)	-	-	790,803	702
Total	$1,319,659	$25,611,023	$(24,926,032)	$5	$(41)	$2,004,614	$1,721

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2022

United States	60.43%

Japan	10.19

Hong Kong	6.60

Singapore	3.82

United Kingdom	3.37

Germany	2.97

Australia	2.72

Belgium	2.36

Canada	2.20

Countries each less than 2% of portfolio	3.24

Money Market Funds Plus Other Assets Less Liabilities	2.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $111,693,354)	$110,483,114

Investments in affiliated money market funds, at value (Cost $2,004,609)	2,004,614

Foreign currencies, at value (Cost $150,712)	150,332

Receivable for:
Investments sold	187,485

Fund shares sold	24,269

Dividends	422,074

Investment for trustee deferred compensation and retirement plans	47,949

Other assets	90

Total assets	113,319,927

Liabilities:
Payable for:
Investments purchased	180,518

Fund shares reacquired	101,230

Accrued fees to affiliates	59,483

Accrued trustees’ and officers’ fees and benefits	2,356

Accrued other operating expenses	65,359

Trustee deferred compensation and retirement plans	55,167

Total liabilities	464,113

Net assets applicable to shares outstanding	$112,855,814

Net assets consist of:
Shares of beneficial interest	$115,816,320

Distributable earnings (loss)	(2,960,506)

$112,855,814

Net Assets:
Series I	$88,566,028

Series II	$24,289,786

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,124,733

Series II	1,726,305

Series I:
Net asset value per share	$14.46

Series II:
Net asset value per share	$14.07

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $67,058)	$2,011,429

Dividends from affiliated money market funds	1,721

Total investment income	2,013,150

Expenses:
Advisory fees	500,976

Administrative services fees	110,744

Custodian fees	44,620

Distribution fees - Series II	40,727

Transfer agent fees	3,758

Trustees’ and officers’ fees and benefits	8,602

Reports to shareholders	3,154

Professional services fees	18,627

Other	1,999

Total expenses	733,207

Less: Fees waived	(564)

Net expenses	732,643

Net investment income	1,280,507

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,911,982

Affiliated investment securities	(41)

Foreign currencies	(37,656)

1,874,285

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(33,180,615)

Affiliated investment securities	5

Foreign currencies	(4,151)

(33,184,761)

Net realized and unrealized gain (loss)	(31,310,476)

Net increase (decrease) in net assets resulting from operations	$(30,029,969)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021
Operations:
Net investment income	$1,280,507	$2,301,455
Net realized gain	1,874,285	16,039,158
Change in net unrealized appreciation (depreciation)	(33,184,761)	18,597,477
Net increase (decrease) in net assets resulting from operations	(30,029,969)	36,938,090

Distributions to shareholders from distributable earnings:
Series I	–	(3,061,258)
Series II	–	(1,034,025)
Total distributions from distributable earnings	–	(4,095,283)

Share transactions-net:
Series I	(6,161,802)	(27,200,184)
Series II	(10,611,134)	(208,852)
Net increase (decrease) in net assets resulting from share transactions	(16,772,936)	(27,409,036)
Net increase (decrease) in net assets	(46,802,905)	5,433,771

Net assets:
Beginning of period	159,658,719	154,224,948
End of period	$112,855,814	$159,658,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$17.99	$0.16		$(3.69)	$(3.53)	$–	$–	$–	$14.46	(19.62)%	$88,566	1.04	%(d)	1.04	%(d)	1.97	%(d)	49%
Year ended 12/31/21	14.69	0.25		3.51	3.76	(0.46)	–	(0.46)	17.99	25.71	116,762	0.97		0.97		1.51		95
Year ended 12/31/20	18.22	0.28		(2.61)	(2.33)	(0.77)	(0.43)	(1.20)	14.69	(12.32)	119,114	1.04		1.04		1.86		154
Year ended 12/31/19	15.52	0.39		3.15	3.54	(0.82)	(0.02)	(0.84)	18.22	23.00	150,255	1.04		1.04		2.22		61
Year ended 12/31/18	17.38	0.40		(1.41)	(1.01)	(0.65)	(0.20)	(0.85)	15.52	(6.10)	124,816	1.01		1.01		2.38		57
Year ended 12/31/17	16.15	0.45	(e)	1.62	2.07	(0.56)	(0.28)	(0.84)	17.38	12.98	158,229	1.02		1.02		2.63	(e)	50
Series II
Six months ended 06/30/22	17.53	0.14		(3.60)	(3.46)	–	–	–	14.07	(19.74)	24,290	1.29	(d)	1.29	(d)	1.72	(d)	49
Year ended 12/31/21	14.33	0.20		3.43	3.63	(0.43)	–	(0.43)	17.53	25.44	42,896	1.22		1.22		1.26		95
Year ended 12/31/20	17.78	0.24		(2.55)	(2.31)	(0.71)	(0.43)	(1.14)	14.33	(12.56)	35,111	1.29		1.29		1.61		154
Year ended 12/31/19	15.03	0.34		3.04	3.38	(0.61)	(0.02)	(0.63)	17.78	22.65	45,233	1.29		1.29		1.97		61
Year ended 12/31/18	16.86	0.34		(1.35)	(1.01)	(0.62)	(0.20)	(0.82)	15.03	(6.33)	26,799	1.26		1.26		2.13		57
Year ended 12/31/17	15.69	0.39	(e)	1.58	1.97	(0.52)	(0.28)	(0.80)	16.86	12.73	260,083	1.27		1.27		2.38	(e)	50

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.18%, $0.32 and 1.93% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is total return through growth of capital and current income.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Global Real Estate Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Global Real Estate Fund

K.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $564.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $10,616 for accounting and fund administrative services and was reimbursed $100,128 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

Invesco V.I. Global Real Estate Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$3,069,827	$ –	$3,069,827
Belgium	–	2,662,475	–	2,662,475
Canada	2,487,931	–	–	2,487,931
Germany	–	3,353,283	–	3,353,283
Hong Kong	–	7,445,635	–	7,445,635
Israel	–	847,429	–	847,429
Japan	–	11,502,757	–	11,502,757
Macau	–	945,480	–	945,480
Malta	–	–	6,470	6,470
Singapore	–	4,315,345	–	4,315,345
Sweden	–	1,001,883	–	1,001,883
Switzerland	–	842,161	–	842,161
United Kingdom	–	3,803,420	–	3,803,420
United States	68,199,018	–	–	68,199,018
Money Market Funds	2,004,614	–	–	2,004,614
Total Investments	$72,691,563	$39,789,695	$6,470	$112,487,728

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$4,130,741	$1,610,011	$5,740,752

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Global Real Estate Fund

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $65,754,241 and $81,847,829, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$7,065,838

Aggregate unrealized (depreciation) of investments	(10,895,137)

Net unrealized appreciation (depreciation) of investments	$(3,829,299)

Cost of investments for tax purposes is $116,317,027.

NOTE 8–Share Information

	Summary of Share Activity
	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Sold:
Series I	659,237	$10,823,264	1,324,364	$21,722,305
Series II	730,212	12,093,386	351,404	5,523,380

Issued as reinvestment of dividends:
Series I	-	-	175,732	3,061,258
Series II	-	-	60,897	1,034,025

Reacquired:
Series I	(1,023,537)	(16,985,066)	(3,121,988)	(51,983,747)
Series II	(1,450,717)	(22,704,520)	(415,673)	(6,766,257)
Net increase (decrease) in share activity	(1,084,805)	$(16,772,936)	(1,625,264)	$(27,409,036)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]
Series I	$1,000.00	$803.80	$4.65	$1,019.64	$5.21	1.04%
Series II	1,000.00	802.60	5.77	1,018.40	6.46	1.29

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Real Estate Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that stock selection in the developed American countries and overweight exposure to certain holdings in developed Asian countries negatively impacted the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. Global Real Estate Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management the reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Real Estate Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Global Strategic Income Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIGLSI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-14.38%
Series II Shares	-14.53
Bloomberg U.S. Aggregate Bond Index▼*	-10.35
Bloomberg Global Aggregate Index▼*	-13.91

Source(s): ▼RIMES Technologies Corp.
*Effective April 29, 2022, the Fund changed its benchmark index from the Bloomberg

U.S. Aggregate Bond Index to the Bloomberg Global Aggregate Index. The Fund’s investment adviser believes the Bloomberg Global Aggregate Index provides a more appropriate comparison for evaluating the Fund’s performance.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Bloomberg Global Aggregate Index is an unmanaged index considered representative of global investment-grade, fixed-income markets.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22

Series I Shares
Inception (5/3/93)	4.59%
10 Years	0.97
5 Years	-1.49
1 Year	-14.84

Series II Shares
Inception (3/19/01)	3.82%
10 Years	0.72
5 Years	-1.75
1 Year	-15.03

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Global Strategic Income Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Global Strategic Income Fund (renamed Invesco V.I. Global Strategic Income Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Strategic Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Strategic Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Strategic Income Fund

Consolidated Schedule of Investments

June 30, 2022

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–38.53%
Angola–0.08%
Angolan Government International Bond, 8.75%, 04/14/2032(a)	$750,000	$ 602,253

Bahamas–0.08%
Bahamas Government International Bond, 9.00%, 06/16/2029(a)	750,000	603,750

Belgium–0.19%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	1,605,000	1,418,098

Brazil–0.37%
Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(a)	750,000	641,693
CSN Inova Ventures, 6.75%, 01/28/2028(a)	725,000	633,607
Klabin Austria GmbH,
5.75%, 04/03/2029(a)	290,000	274,544
7.00%, 04/03/2049(a)	725,000	659,938
Suzano Austria GmbH, 2.50%, 09/15/2028	701,000	570,586
		2,780,368

Canada–0.36%
1011778 BC ULC/New Red Finance, Inc.,
3.88%, 01/15/2028(a)	97,000	84,394
4.00%, 10/15/2030(a)	527,000	424,622
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)(b)	468,000	380,199
Precision Drilling Corp.,
7.13%, 01/15/2026(a)	86,000	80,953
6.88%, 01/15/2029(a)	385,000	345,139
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	1,455,000	1,385,887
		2,701,194

Chile–0.56%
AES Andes S.A., 6.35%, 10/07/2079(a)(c)	750,000	666,064
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	1,350,000	1,035,463
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(a)	2,900,000	2,518,418
		4,219,945

Colombia–0.66%
Bancolombia S.A., 4.88%, 10/18/2027(c)	2,800,000	2,616,600
Colombia Government International Bond, 4.13%, 02/22/2042	2,225,000	1,388,014
Ecopetrol S.A., 4.63%, 11/02/2031	1,318,000	1,001,680
		5,006,294

	Principal Amount	Value
Denmark–0.16%
Danske Bank A/S, 7.00%(a)(c)(d)	$1,300,000	$ 1,225,714

Dominican Republic–0.18%
Dominican Republic International Bond,
4.50%, 01/30/2030(a)	305,000	245,699
4.88%, 09/23/2032(a)	920,000	710,182
5.30%, 01/21/2041(a)	550,000	383,098
		1,338,979

Ecuador–0.10%
Ecuador Government International Bond,
5.00%, 07/31/2030(a)(e)	700,000	455,890
0.00%, 07/31/2030(a)(f)	750,000	313,439
		769,329

Egypt–0.26%
Egypt Government International Bond,
7.63%, 05/29/2032(a)	1,350,000	887,915
8.50%, 01/31/2047(a)	1,050,000	625,209
8.88%, 05/29/2050(a)	725,000	442,529
		1,955,653

El Salvador–0.01%
El Salvador Government International Bond, 5.88%, 01/30/2025(a)	250,000	90,265

France–1.24%
Altice France S.A.,
8.13%, 02/01/2027(a)	463,000	426,955
5.13%, 07/15/2029(a)	448,000	339,649
5.50%, 10/15/2029(a)	315,000	241,600
BNP Paribas S.A., 7.38%(a)(c)(d)	800,000	792,514
Credit Agricole S.A.,
8.13%(a)(c)(d)	750,000	770,831
6.88%(a)(c)(d)	750,000	724,490
Electricite de France S.A., 5.25%(a)(c)(d)	800,000	757,820
Iliad Holding S.A.S.,
6.50%, 10/15/2026(a)	200,000	180,354
7.00%, 10/15/2028(a)(b)	764,000	665,788
Societe Generale S.A.,
7.38%(a)(c)(d)	750,000	722,883
4.75%(a)(c)(d)	2,250,000	1,833,937
TotalEnergies Capital International S.A., 3.13%, 05/29/2050	2,600,000	1,992,789
		9,449,610

Guatemala–0.21%
CT Trust, 5.13%, 02/03/2032(a)	817,000	656,239
Guatemala Government Bond,
4.90%, 06/01/2030(a)	480,000	439,321
3.70%, 10/07/2033(a)	687,000	530,433
		1,625,993

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Hong Kong–0.43%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)	$3,750,000	$ 2,807,850
5.75%, 07/21/2028(a)	725,000	467,625
		3,275,475

India–1.07%
Adani Electricity Mumbai Ltd.,
3.95%, 02/12/2030(a)	1,500,000	1,226,361
3.87%, 07/22/2031(a)	750,000	593,231
JSW Steel Ltd., 3.95%, 04/05/2027(a)	1,740,000	1,404,566
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	1,500,000	1,460,175
Network i2i Ltd.,
5.65%(a)(c)(d)	450,000	418,592
3.98%(a)(c)(d)	450,000	376,904
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/2029(a)	1,500,000	1,324,110
Reliance Industries Ltd., 4.88%, 02/10/2045(a)	1,400,000	1,321,580
		8,125,519

Indonesia–1.62%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)	2,610,000	2,469,712
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	2,025,000	1,879,595
PT Indofood CBP Sukses Makmur Tbk, 4.75%, 06/09/2051(a)	2,900,000	1,950,224
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/2025(a)	2,950,000	2,935,353
PT Pertamina (Persero), 4.18%, 01/21/2050(a)	725,000	569,466
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	1,500,000	1,443,608
4.38%, 02/05/2050(a)	1,400,000	1,032,612
		12,280,570

Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(a)	525,000	473,185

Ireland–0.47%
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(f)	427,013	407,807
Series 119, 0.00%, 04/30/2025(a)(f)	454,289	433,857
Series 120, 0.00%, 04/30/2025(a)(f)	568,656	543,079
Series 122, 0.00%, 04/30/2025(a)(f)	498,231	475,823
Series 124, 0.00%, 04/30/2025(a)(f)	400,163	382,165
Series 126, 0.00%, 04/30/2025(a)	447,669	427,534
Series 127, 0.00%, 04/30/2025(a)(f)	518,532	495,210
0.00%, 04/30/2025(a)(f)	406,965	388,661
		3,554,136

	Principal Amount	Value
Ivory Coast–0.11%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(a)	$900,000	$ 842,625

Japan–0.13%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	1,300,000	975,123

Kazakhstan–0.12%
Development Bank of Kazakhstan JSC, 5.75%, 05/12/2025(a)	889,000	888,652

Macau–0.40%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)	1,505,000	1,284,465
5.25%, 06/18/2025(a)	1,200,000	922,399
Wynn Macau Ltd., 4.88%, 10/01/2024(a)	1,160,000	864,200
		3,071,064

Mexico–2.43%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	656,000	527,237
America Movil S.A.B. de C.V., 5.38%, 04/04/2032(a)	2,024,000	1,800,642
Banco Mercantil del Norte S.A.,
5.88%(a)(c)(d)	710,000	589,300
8.38%(a)(c)(d)	650,000	628,462
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(a)	1,450,000	1,246,485
6.99%, 02/20/2032(a)	893,000	691,937
Cemex S.A.B. de C.V., 5.13%(a)(c)(d)	965,000	821,847
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	3,905,000	3,169,298
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	1,195,000	836,416
Petroleos Mexicanos,
6.50%, 03/13/2027	4,518,000	3,931,021
8.75%, 06/02/2029(a)(b)	3,000,000	2,721,720
7.69%, 01/23/2050	725,000	495,237
6.95%, 01/28/2060	1,575,000	974,374
		18,433,976

Morocco–0.07%
OCP S.A., 3.75%, 06/23/2031(a)	750,000	568,541

Netherlands–0.79%
ING Groep N.V.,
6.50%(c)(d)	2,400,000	2,266,108
5.75%(c)(d)	2,900,000	2,655,922
6.75%(a)(c)(d)	700,000	678,083
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	519,000	431,850
		6,031,963

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Nigeria–0.23%
Nigeria Government International Bond,
6.50%, 11/28/2027(a)	$750,000	$ 573,390
8.38%, 03/24/2029(a)	789,000	602,599
7.88%, 02/16/2032(a)	805,000	562,896
		1,738,885

Norway–0.25%
DNB Bank ASA, 4.88%(a)(c)(d)	2,050,000	1,918,031

Oman–0.55%
Oman Government International Bond,
4.75%, 06/15/2026(a)	3,018,000	2,883,382
6.75%, 01/17/2048(a)	1,500,000	1,298,325
		4,181,707

Panama–0.08%
Cable Onda S.A., 4.50%, 01/30/2030(a)	750,000	630,893

Peru–0.22%
Fondo MIVIVIENDA S.A., 4.63%, 04/12/2027(a)	1,712,000	1,659,127

South Africa–0.21%
Sasol Financing USA LLC, 4.38%, 09/18/2026	840,000	741,665
Stillwater Mining Co., 4.00%, 11/16/2026(a)	1,000,000	835,750
		1,577,415

Sweden–0.54%
Skandinaviska Enskilda Banken AB, 5.13%(a)(c)(d)	2,800,000	2,551,500
Swedbank AB, Series NC5, 5.63%(a)(c)(d)	1,600,000	1,529,000
		4,080,500

Switzerland–1.40%
Credit Suisse Group AG,
7.50%(a)(c)(d)	1,450,000	1,341,250
6.25%(a)(c)(d)	3,015,000	2,754,022
Swiss Re Finance (Luxembourg) S.A., 5.00%, 04/02/2049(a)(c)	1,680,000	1,594,950
UBS Group AG,
7.00%(a)(c)(d)	3,130,000	3,109,542
5.13%(a)(c)(d)	2,070,000	1,861,545
		10,661,309

Thailand–0.18%
GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(a)	750,000	689,744
Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(a)(c)	750,000	674,033
		1,363,777

United Kingdom–2.13%
abrdn PLC, 4.25%, 06/30/2028(a)	675,000	634,500
BP Capital Markets PLC, 4.88%(c)(d)	910,000	795,131
British Telecommunications PLC, 4.25%, 11/23/2081(a)(c)	4,350,000	3,794,325

	Principal Amount	Value
United Kingdom–(continued)
HSBC Holdings PLC,
6.00%(c)(d)	$1,125,000	$ 1,011,094
6.50%(c)(d)	725,000	658,363
M&G PLC, 6.50%, 10/20/2048(a)(c)	675,000	694,406
NatWest Group PLC, 6.00%(c)(d)	1,500,000	1,391,861
Prudential PLC, 4.88%(a)(d)	1,450,000	1,341,250
Standard Chartered PLC, 7.75%(a)(c)(d)	2,600,000	2,571,199
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	348,000	276,726
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	130,000	116,498
Vodafone Group PLC,
3.25%, 06/04/2081(b)(c)	2,743,000	2,281,915
4.13%, 06/04/2081(c)	769,000	577,405
		16,144,673

United Republic of Tanzania–0.15%
HTA Group Ltd., 7.00%, 12/18/2025(a)	1,370,000	1,177,378

United States–20.10%
AECOM, 5.13%, 03/15/2027	189,000	179,111
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	1,159,000	1,128,142
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)	2,010,000	1,958,413
Allison Transmission, Inc.,
4.75%, 10/01/2027(a)	114,000	104,438
3.75%, 01/30/2031(a)	1,014,000	814,465
Ally Financial, Inc.,
5.75%, 11/20/2025	521,000	514,117
8.00%, 11/01/2031	254,000	282,677
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	2,378,000	2,193,229
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)	502,000	430,919
Apache Corp., 7.75%, 12/15/2029	392,000	416,412
Arconic Corp., 6.13%, 02/15/2028(a)	4,070,000	3,808,930
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	130,000	112,955
4.63%, 11/15/2029(a)	628,000	519,783
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(a)	265,000	207,924
5.25%, 02/15/2031(a)	2,736,000	1,408,219
Becton, Dickinson and Co., 3.79%, 05/20/2050(b)	2,600,000	2,151,174
Boeing Co. (The), 4.51%, 05/01/2023	3,000,000	3,008,246
Callon Petroleum Co., 8.00%, 08/01/2028(a)(b)	488,000	469,493
Calpine Corp., 3.75%, 03/01/2031(a)	527,000	429,742
Camelot Finance S.A., 4.50%, 11/01/2026(a)	1,461,000	1,334,761
Carnival Corp., 10.50%, 02/01/2026(a)	1,863,000	1,858,193

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Carriage Services, Inc., 4.25%, 05/15/2029(a)	$1,020,000	$ 831,060
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(a)	61,000	60,644
5.13%, 05/01/2027(a)	253,000	239,588
5.00%, 02/01/2028(a)	550,000	509,385
4.75%, 03/01/2030(a)	1,683,000	1,444,544
4.50%, 08/15/2030(a)	2,186,000	1,821,994
4.50%, 05/01/2032	837,000	680,552
4.25%, 01/15/2034(a)	175,000	135,796
Centene Corp.,
4.25%, 12/15/2027	816,000	764,241
4.63%, 12/15/2029	474,000	443,396
Charles Schwab Corp. (The), Series G, 5.38%(b)(c)(d)	3,025,000	3,002,313
Citigroup, Inc., 3.88%(c)(d)	1,873,000	1,559,273
Clarios Global L.P., 6.75%, 05/15/2025(a)	110,000	109,108
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	100,000	96,855
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(a)	519,000	427,664
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	564,000	508,360
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(a)	476,000	447,947
Cogent Communications Group, Inc., 7.00%, 06/15/2027(a)	208,000	199,529
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	1,837,000	1,678,228
8.00%, 12/15/2027(a)	585,000	532,245
5.25%, 05/15/2030(a)	341,000	259,747
4.75%, 02/15/2031(a)	227,000	166,816
Cox Communications, Inc., 2.95%, 10/01/2050(a)	956,000	634,827
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(a)	727,000	676,568
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	1,041,000	901,876
Crown Castle International Corp., 3.25%, 01/15/2051	1,300,000	935,213
CSC Holdings LLC,
5.88%, 09/15/2022	100,000	99,646
5.50%, 04/15/2027(a)	304,000	276,047
6.50%, 02/01/2029(a)	280,000	253,434
5.75%, 01/15/2030(a)	780,000	569,579
4.50%, 11/15/2031(a)	256,000	198,221
5.00%, 11/15/2031(a)	200,000	135,118
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)	519,000	444,207
CVS Health Corp., 5.05%, 03/25/2048	1,500,000	1,438,033
Dana, Inc., 5.38%, 11/15/2027	42,000	36,467

	Principal Amount	Value
United States–(continued)
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	$513,000	$ 462,636
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,600,000	2,708,740
DISH DBS Corp., 7.75%, 07/01/2026	150,000	117,451
DISH Network Corp., Conv., 3.38%, 08/15/2026	100,000	67,800
Diversified Healthcare Trust,
4.75%, 05/01/2024	247,000	221,925
9.75%, 06/15/2025	261,000	257,842
4.38%, 03/01/2031	194,000	132,171
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(a)	102,000	88,237
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(a)	758,000	718,323
Encompass Health Corp., 4.50%, 02/01/2028(b)	494,000	423,805
EnerSys,
5.00%, 04/30/2023(a)	497,000	493,342
4.38%, 12/15/2027(a)	536,000	472,706
EnPro Industries, Inc., 5.75%, 10/15/2026	901,000	871,145
Entegris Escrow Corp.,
4.75%, 04/15/2029(a)	476,000	444,133
5.95%, 06/15/2030(a)	461,000	439,582
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(a)	148,000	143,055
6.50%, 07/01/2027(a)	470,000	437,843
4.75%, 01/15/2031(a)	237,000	189,687
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	508,000	429,941
Expedia Group, Inc., 2.95%, 03/15/2031(b)	1,151,000	916,705
FedEx Corp., 4.05%, 02/15/2048	1,500,000	1,258,581
FirstCash, Inc., 5.63%, 01/01/2030(a)	475,000	410,932
Ford Motor Co.,
3.25%, 02/12/2032	509,000	382,450
4.75%, 01/15/2043	241,000	172,445
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	4,704,000	4,501,916
3.38%, 11/13/2025	206,000	186,146
4.39%, 01/08/2026	138,000	127,464
4.95%, 05/28/2027(b)	500,000	465,520
5.11%, 05/03/2029	638,000	573,309
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(a)	864,000	715,625
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(b)	2,710,000	2,518,918
Gap, Inc. (The), 3.63%, 10/01/2029(a)	803,000	565,348
Gartner, Inc.,
4.50%, 07/01/2028(a)	482,000	443,440
3.63%, 06/15/2029(a)	247,000	214,418

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	$150,000	$ 138,578
6.25%, 05/15/2026	274,000	245,197
8.00%, 01/15/2027	386,000	342,691
7.75%, 02/01/2028	112,000	97,042
Global Medical Response, Inc., 6.50%, 10/01/2025(a)	23,000	20,525
Gray Escrow II, Inc., 5.38%, 11/15/2031(a)(b)	743,000	596,930
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	510,000	442,008
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	1,010,000	846,131
HCA, Inc.,
5.38%, 02/01/2025	562,000	560,755
5.63%, 09/01/2028	163,000	160,651
4.13%, 06/15/2029	491,000	448,157
3.50%, 09/01/2030(b)	615,000	524,967
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	465,000	443,849
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)	173,000	163,377
6.00%, 04/15/2030(a)	374,000	325,986
6.25%, 04/15/2032(a)	374,000	329,139
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(a)	457,000	431,079
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(a)	505,000	435,847
Intrado Corp., 5.38%, 07/15/2022(a)	332,000	332,191
iStar, Inc.,
4.75%, 10/01/2024	794,000	748,763
5.50%, 02/15/2026	185,000	173,706
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	560,000	538,336
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,093,106
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(a)	489,000	436,093
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.13%, 02/01/2028(a)	1,105,000	1,081,126
5.75%, 04/01/2033(a)	550,000	525,135
JPMorgan Chase & Co., Series KK, 3.65%(b)(c)(d)	3,418,000	2,807,887
Kontoor Brands, Inc., 4.13%, 11/15/2029(a)	522,000	415,413
Kraft Heinz Foods Co. (The), 5.20%, 07/15/2045	3,510,000	3,255,845
Lamar Media Corp.,
4.88%, 01/15/2029(b)	764,000	689,068
4.00%, 02/15/2030	1,402,000	1,179,574
3.63%, 01/15/2031	100,000	82,005
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	304,000	232,251

	Principal Amount	Value
United States–(continued)
Lennar Corp.,
4.50%, 04/30/2024	$89,000	$ 88,857
4.75%, 05/30/2025	244,000	243,909
5.00%, 06/15/2027	381,000	378,167
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)(b)	762,000	590,550
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	502,000	427,486
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	445,000	349,832
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(a)	480,000	409,476
5.88%, 03/15/2030(a)	227,000	190,862
4.50%, 12/15/2034	269,000	192,063
Magallanes, Inc., 3.43%, 03/15/2024(a)	3,000,000	2,943,602
Marriott International, Inc.,
Series FF, 4.63%, 06/15/2030	255,000	244,722
Series GG, 3.50%, 10/15/2032	3,640,000	3,144,183
Match Group Holdings II LLC, 4.63%, 06/01/2028(a)	743,000	674,837
Mativ, Inc., 6.88%, 10/01/2026(a)	2,198,000	1,959,132
Mattel, Inc.,
6.20%, 10/01/2040	725,000	694,148
5.45%, 11/01/2041	725,000	637,781
Medline Borrower L.P., 3.88%, 04/01/2029(a)	256,000	218,911
MGM Resorts International,
6.00%, 03/15/2023	758,000	757,594
4.63%, 09/01/2026	221,000	196,468
Micron Technology, Inc., 4.66%, 02/15/2030	424,000	407,024
Midwest Gaming Borrower LLC/ Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	514,000	419,750
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	486,000	414,531
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	500,000	436,835
Murphy Oil Corp., 6.13%, 12/01/2042	195,000	146,127
Murray Energy Corp., 3.00% PIK Rate, 9.00% Cash Rate, 04/15/2024(a)(g)	2,352,945	12,000
Nabors Industries, Inc., 7.38%, 05/15/2027(a)	473,000	449,944
Navient Corp.,
6.13%, 03/25/2024	288,000	273,600
5.88%, 10/25/2024	210,000	193,390
6.75%, 06/25/2025	203,000	183,504
6.75%, 06/15/2026	110,000	97,511
5.00%, 03/15/2027	277,000	228,241
5.63%, 08/01/2033	282,000	196,237
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	494,000	415,172

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Netflix, Inc.,
5.88%, 11/15/2028	$387,000	$ 379,341
5.38%, 11/15/2029(a)	262,000	248,060
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)	54,000	44,468
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	400,000	361,410
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	649,000	486,263
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	240,000	221,952
Novelis Corp., 4.75%, 01/30/2030(a)	469,000	390,719
Occidental Petroleum Corp.,
6.95%, 07/01/2024	165,000	170,241
8.50%, 07/15/2027	87,000	95,881
6.13%, 01/01/2031	262,000	266,092
6.20%, 03/15/2040	249,000	245,780
Omnicare, Inc., 4.75%12/01/2022	1,765,000	1,769,615
OneMain Finance Corp.,
6.88%, 03/15/2025	434,000	412,200
7.13%, 03/15/2026	543,000	503,128
3.88%, 09/15/2028	274,000	210,000
5.38%, 11/15/2029	106,000	86,097
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	521,000	430,528
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(a)	250,000	217,030
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	2,900,000	2,852,510
3.80%, 09/15/2030	780,000	690,282
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	775,000	643,893
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	482,000	421,225
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	535,000	475,377
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(a)	207,000	177,341
4.80%, 05/15/2030(a)	445,000	371,230
6.88%, 04/15/2040(a)	351,000	291,107
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	63,000	53,686
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	157,163
SBA Communications Corp., 3.88%, 02/15/2027	747,000	683,613
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	595,000	506,684
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)	509,000	427,486
Seagate HDD Cayman, 4.13%, 01/15/2031	1,040,000	852,020

	Principal Amount	Value
United States–(continued)
Select Medical Corp., 6.25%, 08/15/2026(a)(b)	$472,000	$ 441,547
Sempra Energy, 4.13%, 04/01/2052(c)	4,350,000	3,497,250
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	1,407,000	1,386,695
5.63%, 11/01/2024(a)	163,000	161,139
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	307,000	246,592
Service Properties Trust, 4.38%, 02/15/2030	591,000	395,208
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(a)	869,000	777,685
4.00%, 07/15/2028(a)	404,000	350,892
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)(b)	945,000	733,466
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	3,271,000	2,940,564
Series 21-A, 3.75%, 09/15/2051(c)	2,263,000	1,928,461
Sprint Capital Corp., 8.75%, 03/15/2032	341,000	411,498
Sprint Corp., 7.63%, 03/01/2026	421,000	444,499
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	917,000	858,037
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	518,000	414,624
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	70,000	66,861
5.88%, 03/15/2028	487,000	444,910
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	70,000	71,822
5.00%, 01/15/2028	246,000	234,563
5.50%, 03/01/2030	75,000	71,700
4.88%, 02/01/2031	82,000	74,902
Tenet Healthcare Corp., 4.88%, 01/01/2026(a)	707,000	652,890
Terminix Co. LLC (The), 7.45%, 08/15/2027	480,000	538,740
T-Mobile USA, Inc.,
4.75%, 02/01/2028	1,212,000	1,177,216
3.38%, 04/15/2029	1,072,000	941,114
Twilio, Inc., 3.63%, 03/15/2029	515,000	433,947
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(f)	2,800,000	2,247,610
United Airlines, Inc., 4.38%, 04/15/2026(a)	1,455,000	1,287,268
United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028	480,000	472,414
Universal Health Services, Inc., 2.65%, 10/15/2030(a)	1,460,000	1,169,109
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	505,000	448,892

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(a)(h)		$177,000	$ 171,952
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(h)		335,000	325,446
Valvoline, Inc., 3.63%, 06/15/2031(a)		433,000	347,223
Viatris, Inc., 3.85%, 06/22/2040		780,000	553,631
Vistra Corp., 7.00%(a)(c)(d)		83,000	75,488
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		87,000	82,315
5.63%, 02/15/2027(a)		149,000	140,404
5.00%, 07/31/2027(a)		326,000	297,032
4.38%, 05/01/2029(a)(b)		517,000	434,055
WMG Acquisition Corp., 3.75%, 12/01/2029(a)		764,000	639,258
WRKCo, Inc., 3.00%, 06/15/2033(b)		1,820,000	1,544,849
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)		494,000	389,801
Yum! Brands, Inc., 5.38%, 04/01/2032		461,000	426,324
			152,675,614

Zambia–0.33%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		2,800,000	2,508,184
Total U.S. Dollar Denominated Bonds & Notes (Cost $339,749,714)			292,625,767

Non-U.S. Dollar Denominated Bonds & Notes–31.91%(i)
Argentina–2.34%
Argentina Treasury Bond BONCER,
1.40%, 03/25/2023	ARS	434,000,000	8,287,900
1.50%, 03/25/2024	ARS	248,481,000	3,968,743
4.00%, 04/27/2025	ARS	29,500,000	1,152,022
2.00%, 11/09/2026	ARS	380,000,000	4,377,530
			17,786,195

Australia–0.38%
Australia Government Bond, 1.00%, 02/21/2050(a)	AUD	4,500,000	2,874,331

Austria–0.07%
Erste Group Bank AG,
4.25%(a)(c)(d)	EUR	600,000	497,357

Belgium–0.50%
KBC Group N.V.,
4.25%(a)(c)(d)	EUR	2,000,000	1,820,872
4.75%(a)(c)(d)	EUR	1,000,000	993,965
Kingdom of Belgium Government Bond, Series 88, 1.70%, 06/22/2050(a)	EUR	1,114,000	955,983
			3,770,820

	Principal Amount		Value
Brazil–6.99%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 08/15/2026	BRL	20,300,000	$ 15,964,205
Series B, 6.00%, 05/15/2055	BRL	2,300,000	1,761,766
Series F, 10.00%, 01/01/2029	BRL	206,750,000	34,661,881
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	3,981,128	661,816
			53,049,668

Chile–0.42%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	4,000,000,000	3,154,911

China–5.96%
China Development Bank, Series 2103, 3.30%, 03/03/2026	CNY	270,000,000	40,641,361
China Government Bond, 3.53%, 10/18/2051	CNY	30,000,000	4,647,080
			45,288,441

Colombia–2.07%
Colombian TES,
Series B, 7.75%, 09/18/2030	COP	31,000,000,000	6,072,305
Series B, 9.25%, 05/28/2042	COP	4,875,000,000	945,344
Series B, 7.25%, 10/26/2050	COP	21,750,000,000	3,322,864
Colombian Titulos De Tesoreria, Series B, 7.00%, 06/30/2032	COP	30,000,000,000	5,364,404
			15,704,917

Czech Rep–0.10%
CPI Property Group S.A., 4.88%(a)(c)(d)	EUR	1,300,000	792,331

Egypt–0.08%
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	800,000	628,874

France–0.80%
Accor S.A., 4.38%(a)(c)(d)	EUR	800,000	734,663
BPCE S.A., Series NC5, 1.50%, 01/13/2042(a)(c)	EUR	2,000,000	1,801,363
Credit Agricole S.A.,
4.00%(a)(c)(d)	EUR	500,000	446,217
7.50%(a)(c)(d)	GBP	890,000	1,056,394
Electricite de France S.A., 5.38%(a)(c)(d)	EUR	2,100,000	2,018,119
			6,056,756

Germany–0.40%
Bayer AG, 2.38%, 11/12/2079(a)(c)	EUR	1,500,000	1,330,910
Deutsche Lufthansa AG, 4.38%, 08/12/2075(a)(c)	EUR	1,400,000	1,182,873

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Germany–(continued)
Volkswagen International Finance N.V., 4.63%(a)(c)(d)	EUR	520,000	$ 515,644
			3,029,427

Greece–0.29%
Hellenic Republic Government Bond,
1.88%, 01/24/2052(a)	EUR	3,373,000	2,163,544
Series GDP, 0.00%, 10/15/2042	EUR	23,730,000	43,519
			2,207,063

Ivory Coast–0.11%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(a)	EUR	1,150,000	870,474

Malaysia–0.15%
Malaysia Government Bond, Series 317, 4.76%, 04/07/2037	MYR	5,100,000	1,173,248

Mexico–1.64%
Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	272,150,000	12,458,649

Netherlands–0.37%
Cooperatieve Rabobank U.A., 4.38%(a)(c)(d)	EUR	3,000,000	2,773,514

New Zealand–0.50%
New Zealand Government Bond, Series 551, 2.75%, 05/15/2051	NZD	8,000,000	3,827,940

Poland–1.13%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	60,000,000	8,614,942

Romania–0.11%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	1,209,000	824,669

Russia–0.00%
Mos.ru, 5.00%, 08/22/2034	RUB	22,725,040	0
Russian Federal Bond -OFZ,
Series 6212, 7.05%, 01/19/2028(j)	RUB	125,000,000	0
Series 6226, 7.95%, 10/07/2026(j)	RUB	300,000,000	0
			0

South Africa–3.47%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	142,000,000	7,585,844
Series 2032, 8.25%, 03/31/2032	ZAR	68,700,000	3,537,245
Series 2035, 8.88%, 02/28/2035	ZAR	70,000,000	3,608,483
Series 2037, 8.50%, 01/31/2037	ZAR	239,400,000	11,633,203
			26,364,775

	Principal Amount		Value
Spain–1.16%
Banco Bilbao Vizcaya Argentaria S.A.,
6.00%(a)(c)(d)	EUR	600,000	$ 591,451
6.00%(a)(c)(d)	EUR	200,000	191,151
Banco Santander S.A.,
4.38%(a)(c)(d)	EUR	1,800,000	1,592,470
4.13%(5 yr. EUR Swap Rate + 4.31%)(c)(d)	EUR	1,000,000	788,455
CaixaBank S.A.,
5.25%(a)(c)(d)	EUR	1,000,000	894,032
5.88%(a)(c)(d)	EUR	800,000	739,329
Repsol International Finance B.V., 3.75%(a)(c)(d)	EUR	1,500,000	1,420,627
Telefonica Europe B.V.,
2.88%(a)(c)(d)	EUR	1,500,000	1,266,681
4.38%(a)(c)(d)	EUR	1,300,000	1,302,774
			8,786,970

Supranational–0.64%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	78,000,000	478,465
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	81,800,000	3,390,473
International Finance Corp.,
0.00%, 02/15/2029(a)(f)	TRY	3,700,000	31,925
0.00%, 03/23/2038(f)	MXN	90,000,000	972,078
			4,872,941

Sweden–0.05%
Heimstaden Bostad AB, 3.38%(a)(c)(d)	EUR	650,000	404,423

Switzerland–0.32%
Credit Suisse Group AG, 2.88%, 04/02/2032(a)(c)	EUR	1,500,000	1,324,330
Dufry One B.V., 2.00%, 02/15/2027(a)	EUR	1,400,000	1,104,884
			2,429,214

United Kingdom–1.86%
Alba PLC, Series 2006-2, Class F, 4.47% (SONIA + 3.37%), 12/15/2038(a)(k)	GBP	631,616	730,478
Barclays PLC,
7.25%(a)(c)(d)	GBP	1,800,000	2,160,011
6.38%(5 yr. UK Gilt Rate + 6.02%)(a)(c)(d)	GBP	550,000	617,879
8.88%(5 yr. UK Gilt Rate + 6.96%)(a)(c)(d)	GBP	2,375,000	2,875,557
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	2,175,000	2,322,028
HSBC Holdings PLC, 5.25%(a)(c)(d)	EUR	1,500,000	1,553,219
International Consolidated Airlines Group S.A.,
2.75%, 03/25/2025(a)	EUR	600,000	535,523
1.50%, 07/04/2027(a)	EUR	800,000	572,615
Nationwide Building Society, 5.75%(a)(c)(d)	GBP	725,000	791,208

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United Kingdom–(continued)
NatWest Group PLC,
5.13%(c)(d)	GBP	1,035,000	$ 1,068,330
4.50%(c)(d)	GBP	900,000	864,131
			14,090,979
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $273,771,889)			242,333,829

Asset-Backed Securities–8.24%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)		$1,347,536	1,346,575
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(k)		9,154	8,970
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.63%, 01/15/2051(l)		4,964,042	109,684
CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 01/15/2026		990,000	970,502
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(a)		129,662	129,856
Series 2019-1, Class C, 3.57%, 09/14/2026(a)		35,000	35,054
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(l)		2,154,868	64,057
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 2.97%, 01/25/2036(m)		4,901	4,445
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.22%, 10/12/2050(l)		5,711,201	208,975
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(m)		193,558	188,637
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(k)		43,156	42,628
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(l)		1,826,801	2,506
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047		1,600,000	1,573,350
Series 2014-CR21, Class AM, 3.99%, 12/10/2047		25,000	24,587
Series 2019-GC44, Class AM, 3.26%, 08/15/2057		1,000,000	900,113
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035		133,503	127,621
Series 2005-JA, Class A7, 5.50%, 11/25/2035		213,863	190,614

	Principal Amount	Value
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 1.55% (1 mo. USD LIBOR + 0.23%), 12/15/2035(k)	$3,829	$ 3,783
Series 2006-H, Class 2A1A, 1.47% (1 mo. USD LIBOR + 0.15%), 11/15/2036(k)	8,791	6,421
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(a)	1,290,000	1,289,644
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(m)	25,805	23,334
DT Auto Owner Trust, Series 2019-2A, Class D,
3.48%, 02/18/2025(a)	285,000	284,465
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	2,050,000	2,024,539
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	1,285,796	1,289,433
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	2,730,000	2,697,199
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(a)(m)	280,000	274,996
Series 2016-K54, Class C, 4.19%, 04/25/2048(a)(m)	1,810,000	1,746,264
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.57%, 07/25/2035(m)	2,323	2,259
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	235,000	231,960
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.42%, 07/25/2035(m)	14,036	13,782
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	680,000	647,048
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 1.72% (1 mo. USD LIBOR + 0.10%), 08/25/2036(k)	686,616	271,930
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	570,000	564,561
Series 2014-C14, Class B, 5.02%, 02/15/2047(m)	240,000	240,162
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(l)	1,654,156	63,192
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)	1,168,825	1,167,197
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	5,817	4,868

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(a)		$247,326	$ 247,270
Series 2019-C, Class C, 2.39%, 11/20/2023(a)		2,365,000	2,363,388
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.12%, 11/15/2050(l)		3,295,209	122,756
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(m)		3,211	3,139
Series 2003-AR10, Class A7, 2.50%, 10/25/2033(m)		19,754	19,045
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(l)		2,743,381	105,364
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		640,000	629,621
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(m)		395,000	391,235
Series 2014-C20, Class AS, 4.18%, 05/15/2047		490,000	482,809
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 4.43% (3 mo. USD LIBOR + 3.25%), 07/23/2029(a)(k)		250,000	232,567
Alba PLC,
Series 2007-1, Class F, 4.49% (SONIA + 3.37%), 03/17/2039(a)(i)(k)	GBP	912,817	1,040,877
Series 2007-1, Class E, 2.44% (SONIA + 1.32%), 03/17/2039(a)(i)(k)	GBP	2,585,436	2,808,365
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 2.50% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(i)(k)	GBP	780,000	771,978
Series 2007-2, Class B1, 3.00% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(a)(i)(k)	GBP	872,000	914,904
Eurosail PLC,
Series 2006-2X, Class E1C, 4.85% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(i)(k)	GBP	1,830,000	1,924,328
Series 2006-4X, Class E1C, 4.54% (3 mo. GBP LIBOR + 3.00%), 12/10/2044(a)(i)(k)	GBP	1,608,336	1,822,059
Series 2007-2X, Class D1A, 0.52% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(i)(k)	EUR	3,360,000	2,891,579
Series 2006-2X, Class D1A, 0.52% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(i)(k)	EUR	2,700,000	2,218,629
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 3.58% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(i)(k)	EUR	1,780,000	1,733,900

	Principal Amount		Value
Hawksmoor Mortgage Funding PLC,
Series 2019-1X, Class G, 4.52% (SONIA + 3.50%), 05/25/2053(a)(i)(k)	GBP	1,654,000	$ 2,012,976
Series 2019-1X, Class F, 4.52% (SONIA + 3.50%), 05/25/2053(a)(i)(k)	GBP	2,700,000	3,287,039
Ludgate Funding PLC, Series 2007-1, Class MA, 1.93% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(i)(k)	GBP	1,082,061	1,188,179
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 3.29% (SONIA + 2.10%), 09/25/2051(a)(i)(k)	GBP	1,300,000	1,552,730
Series 2021-1, Class E, 3.94% (SONIA + 2.75%), 09/25/2051(a)(i)(k)	GBP	780,000	929,551
Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 2.97% (SONIA + 2.05%), 10/20/2051(a)(i)(k)	GBP	870,000	1,044,705
Series 2019-GR4X, Class GR, 3.42% (SONIA + 2.50%), 10/20/2051(a)(i)(k)	GBP	725,000	873,471
Prosil Acquisition S.A., Series 2019-1, Class A, 1.56% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(i)(k)	EUR	1,829,742	1,837,078
Alhambra SME Funding DAC,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(i)(k)	EUR	2,299,824	2,378,560
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(i)(k)	EUR	625,000	635,232
Series 2019-1, Class D, 8.71% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(i)(k)	EUR	141,425	125,101
Lusitano Mortgages No. 5 PLC, Class D, 0.51% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(i)(k)	EUR	824,305	724,813
Futura S.r.l., Series 2019-1, Class A, 2.48% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(i)(k)	EUR	1,647,693	1,734,531
Taurus, Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(i)(k)	EUR	4,069,950	4,198,901
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(i)(k)	EUR	663,395	584,803
Total Asset-Backed Securities (Cost $70,015,372)			62,606,694

	Shares
Exchange-Traded Funds–1.85%
United States–1.85%
Invesco Senior Loan ETF(b)(n) (Cost $15,343,171)		693,021	14,047,536

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Agency Credit Risk Transfer Notes–1.78%
United States–1.78%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 4.47% (1 mo. USD LIBOR + 2.85%), 11/25/2029(k)	$731,832	$ 734,409
Series 2018-C06, Class 2M2, 3.72% (1 mo. USD LIBOR + 2.10%), 03/25/2031(k)	844,362	828,211
Series 2018-R07, Class 1M2, 4.02% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(k)	254,832	253,777
Series 2019-R02, Class 1M2, 3.92% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(k)	54,758	54,772
Series 2019-R03, Class 1M2, 3.77% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(k)	123,502	123,309
Series 2022-R04, Class 1M2, 4.03% (30 Day Average SOFR + 3.10%), 03/25/2042(a)(k)	770,000	722,266
Series 2022-R05, Class 2M1, 2.83% (30 Day Average SOFR + 1.90%), 04/25/2042(a)(k)	4,136,218	4,070,354
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR® , 3.33% (30 Day Average SOFR + 2.40%), 02/25/2042(a)(k)	1,500,000	1,387,805
Series 2022-DNA3, Class M1B, STACR® , 3.80% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(k)	3,000,000	2,827,807
Series 2022-DNA3, Class M1A, STACR® , 2.90% (30 Day Average SOFR + 2.00%), 04/25/2042(a)(k)	2,567,701	2,528,927
Total Agency Credit Risk Transfer Notes (Cost $13,947,021)		13,531,637

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.43%
Fannie Mae Interest STRIPS,
IO,
7.50%, 03/25/2023 - 01/25/2024(o)	21,432	687
6.50%, 04/25/2029 - 07/25/2032(o)	218,110	34,913
6.00%, 12/25/2032 - 08/25/2035(l)(o)	622,314	102,488
5.50%, 01/25/2034 - 06/25/2035(o)	200,827	33,422

	Principal Amount	Value
Fannie Mae REMICs,
IO,
5.08%, 02/25/2024 - 05/25/2035(k)(o)	$161,321	$ 17,966
6.30%, 11/18/2031 - 12/18/2031(k)(o)	21,360	2,852
6.28% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(k)(o)	3,225	451
6.33% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(k)(o)	3,337	443
6.48% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(k)(o)	4,996	736
5.38% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(k)(o)	19,397	2,226
6.18% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(k)(o)	2,675	387
6.38%, 07/25/2032 - 09/25/2032(k)(o)	12,267	1,916
6.50%, 12/18/2032(k)(o)	37,742	5,187
6.63%, 02/25/2033 - 05/25/2033(k)(o)	37,930	6,492
7.00%, 03/25/2033 - 04/25/2033(o)	104,320	16,754
5.93% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(k)(o)	145,900	21,030
4.43%, 03/25/2035 - 07/25/2038(k)(o)	186,391	17,279
5.13%, 03/25/2035 - 05/25/2035(k)(o)	223,261	13,366
4.98% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(k)(o)	96,013	8,907
5.61% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(k)(o)	176,851	12,870
4.92% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(k)(o)	150,641	17,461
4.00%, 04/25/2041(o)	280,602	31,282
4.93% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(k)(o)	68,744	7,130
4.53% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(k)(o)	178,172	25,337
5.50%, 12/25/2025	71,557	71,955
4.00%, 08/25/2026 - 03/25/2041	22,998	22,904
6.00%, 01/25/2032	27,702	29,276
2.62%, 04/25/2032 - 12/25/2032(k)	149,074	150,404
2.12% (1 mo. USD LIBOR + 0.50%), 09/25/2032(k)	35,982	36,009
2.10% (1 mo. USD LIBOR + 0.50%), 10/18/2032(k)	10,924	10,933
2.02% (1 mo. USD LIBOR + 0.40%), 11/25/2033(k)	6,670	6,659
18.61% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(k)	36,489	49,301

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
18.25% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(k)	$46,733	$ 59,512
2.56% (1 mo. USD LIBOR + 0.94%), 06/25/2037(k)	9,595	9,692
Federal Home Loan Mortgage Corp.,
6.50%, 11/01/2022 - 08/01/2031	45,411	47,726
5.00%, 09/01/2033	88,774	93,508
7.00%, 10/01/2037	9,250	9,850
Federal National Mortgage Association,
5.00%, 01/01/2024 - 07/01/2033	93,457	98,252
7.50%, 10/01/2029 - 03/01/2033	164,563	178,368
7.00%, 07/01/2032 - 04/01/2033	19,338	20,708
5.50%, 02/01/2035	8,970	9,618
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.79%, 02/25/2026(l)	1,659,567	32,263
Series K735, Class X1, IO, 1.10%, 05/25/2026(l)	2,919,965	90,806
Series K093, Class X1, IO, 1.09%, 05/25/2029(l)	19,994,764	1,072,105
Freddie Mac REMICs,
1.50%, 07/15/2023	432	432
5.00%, 09/15/2023	32,946	33,124
6.75%, 02/15/2024	14,104	14,345
7.00%, 09/15/2026	80,252	83,858
1.77%, 12/15/2028 - 02/15/2029(k)	97,465	97,442
6.00%, 04/15/2029	50,624	53,259
6.50%, 10/15/2029 - 06/15/2032	133,400	143,542
1.87%, 06/15/2031 - 01/15/2032(k)	85,577	85,789
2.32%, 02/15/2032 - 03/15/2032(k)	56,443	57,201
3.50%, 05/15/2032	17,467	17,348
19.90% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(k)	33,570	45,527
4.00%, 06/15/2038	15,309	15,332
3.00%, 05/15/2040	784	777
IO,
4.68%, 03/15/2024 - 04/15/2038(k)(o)	48,082	2,880
6.63% (7.95% - (1.00 x 1 mo. USD LIBOR)), 12/15/2026(k)(o)	59,082	2,655
7.18%, 07/17/2028(k)(o)	2,347	82
6.33% (7.65% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(k)(o)	121,323	9,443
6.78% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(k)(o)	4,751	448
6.68% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2032(k)(o)	222,103	14,556

	Principal Amount	Value
5.73% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(k)(o)	$56,544	$ 5,517
5.38% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(k)(o)	62,293	5,046
5.43% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(k)(o)	9,853	805
5.40%, 05/15/2035(k)(o)	201,542	17,995
5.68% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(k)(o)	38,672	5,359
4.75% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(k)(o)	82,988	9,300
4.93% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(k)(o)	22,318	2,350
Freddie Mac STRIPS,
IO,
6.50%, 02/01/2028(o)	1,448	167
7.00%, 09/01/2029(o)	10,961	1,639
6.00%, 12/15/2032(o)	25,435	3,480
Government National Mortgage Association,
ARM, 1.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(k)	566	565
8.00%, 05/15/2026	4,717	4,730
7.00%, 04/15/2028 - 07/15/2028	23,874	24,668
IO,
5.04% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(k)(o)	97,760	11,151
5.14% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(k)(o)	158,528	15,149
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,192,706)		3,267,392

Variable Rate Senior Loan Interests–0.40%(p)(q)
United States–0.40%
Claire’s Stores, Inc., Term Loan, 8.17% (1 mo. USD LIBOR + 6.50%), 12/18/2026	71,151	69,905
Dun & Bradstreet Corp. (The), Term Loan, 4.87% (1 mo. USD LIBOR + 3.25%), 02/06/2026	422,329	399,628
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 6.69% (1 mo. USD LIBOR + 5.00%), 03/27/2028	498,687	383,149
IRB Holding Corp., Term Loan, 4.24% (TSFR1M + 3.00%), 12/15/2027	408,964	384,938
Mativ, Inc., Term Loan B, 5.44% (1 mo. USD LIBOR + 3.75%), 04/20/2028(j)	954,101	906,396
PetSmart LLC, Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 02/11/2028	462,086	436,325

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
United Natural Foods, Inc., Term Loan B, 4.89% (3 mo. USD LIBOR + 3.25%), 10/22/2025	$462,381	$ 446,776
Total Variable Rate Senior Loan Interests (Cost $3,265,508)		3,027,117

	Shares

Common Stocks & Other Equity Interests–0.19%
Argentina–0.17%
TMF Trust Co. S.A.(j)	135,988,156	1,086,003
YPF S.A., Class D	30,000	200,049
		1,286,052

United States–0.02%
ACNR Holdings, Inc.	911	67,870
Claire’s Holdings LLC	235	82,250
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(j)	775	0
McDermott International Ltd.(r)	15,957	8,641
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(j)(r)	31,946	4,153
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(j)(r)	35,496	4,614
McDermott International Ltd., Wts.,expiring 12/31/2049(j)	23,067	12,491
Party City Holdco, Inc.(r)	3,212	4,239
Sabine Oil & Gas Holdings, Inc.(j)(r)	837	569
Windstream Services LLC	176	2,860
		187,687
Total Common Stocks & Other Equity Interests (Cost $4,486,456)		1,473,739

Preferred Stocks–0.18%
United States–0.18%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	1,500,000	1,377,305

	Shares	Value
United States–(continued)
Claire’s Holdings LLC, Series A, Pfd.	71	$ 18,371
Total Preferred Stocks (Cost $1,841,922)		1,395,676

Money Market Funds–6.56%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(n)(s)	17,134,115	17,134,115
Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(n)(s)	13,071,774	13,070,467
Invesco Treasury Portfolio, Institutional Class, 1.35%(n)(s)	19,581,846	19,581,846
Total Money Market Funds (Cost $49,785,943)		49,786,428

Options Purchased–1.61%
(Cost $13,150,567)(t)		12,207,149
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-91.68% (Cost $789,550,269)		696,302,964

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.71%
Invesco Private Government Fund, 1.38%(n)(s)(u)	7,889,873	7,889,873
Invesco Private Prime Fund, 1.66%(n)(s)(u)	20,288,245	20,288,245
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,178,837)		28,178,118
TOTAL INVESTMENTS IN SECURITIES–95.39% (Cost $817,729,106)		724,481,082
OTHER ASSETS LESS LIABILITIES–4.61%		35,000,530
NET ASSETS–100.00%		$759,481,612

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
Pfd.	– Preferred
PIK	– Pay-in-Kind
PLN	– Polish Zloty
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand

Notes to Consolidated Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $297,900,327, which represented 39.22% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond issued at a discount.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at June 30, 2022 represented less than 1% of the Fund’s Net Assets.

(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2022.
(l)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2022.

(m)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2022.

(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Invesco Senior Loan ETF	$29,610,464	$-	$(13,975,447)	$(1,146,766)	$(440,715)	$14,047,536	$341,790
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	36,238,696	89,287,057	(108,391,638)	-	-	17,134,115	43,442
Invesco Liquid Assets Portfolio, Institutional Class	26,717,080	63,776,469	(77,422,599)	2,613	(3,096)	13,070,467	31,679
Invesco Treasury Portfolio, Institutional Class	41,415,653	102,042,350	(123,876,157)	-	-	19,581,846	38,569

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,176,631	$31,720,560	$(37,007,318)	$-	$-	$7,889,873	$ 15,405*
Invesco Private Prime Fund	30,745,471	58,325,001	(68,775,349)	(372)	(6,506)	20,288,245	44,148*
Total	$177,903,995	$345,151,437	$(429,448,508)	$(1,144,525)	$(450,317)	$92,012,082	$515,033

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.

(p)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(q)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(r)	Non-income producing security.

(s)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(t)	The table below details options purchased.

(u)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD Versus USD	Call	Bank of America, N.A.	12/05/2022	AUD	0.80	AUD	2,175,000	$38,098
EUR Versus CHF	Call	UBS AG	09/06/2022	CHF	1.06	EUR	18,000,000	3,867
EUR Versus USD	Call	Bank of America, N.A.	10/31/2022	USD	1.15	EUR	1,800,000	79,210
USD Versus CNH	Call	Goldman Sachs International	11/17/2022	CNH	7.15	USD	600,000	25,633
Subtotal – Foreign Currency Call Options Purchased								146,808
Currency Risk
EUR Versus CZK	Put	J.P. Morgan Chase Bank, N.A.	07/17/2023	CZK	24.00	EUR	600,000	45,860
EUR Versus CZK	Put	J.P. Morgan Chase Bank, N.A.	02/05/2024	CZK	24.30	EUR	1,000,000	105,591
EUR Versus CZK	Put	Morgan Stanley and Co. International PLC	12/07/2022	CZK	24.60	EUR	750,000	155,089
EUR Versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	1,500,000	97,914
EUR Versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	600,000	39,165
EUR Versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	10.20	EUR	15,000,000	1,698
EUR Versus SEK	Put	UBS AG	09/09/2022	SEK	10.35	EUR	15,000,000	8,284
USD Versus BRL	Put	Goldman Sachs International	09/23/2022	BRL	5.20	USD	24,000,000	608,617
USD Versus BRL	Put	J.P. Morgan Chase Bank, N.A.	08/22/2022	BRL	4.60	USD	750,000	17,921
USD Versus BRL	Put	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	4.30	USD	1,800,000	22,748
USD Versus BRL	Put	Morgan Stanley and Co. International PLC	10/11/2022	BRL	4.75	USD	1,200,000	117,426
USD Versus CAD	Put	Goldman Sachs International	08/12/2022	CAD	1.23	USD	15,000,000	6,735
USD Versus CLP	Put	Bank of America, N.A.	09/28/2022	CLP	825.00	USD	1,200,000	84,558
USD Versus CLP	Put	Morgan Stanley and Co. International PLC	07/11/2022	CLP	780.00	USD	900,000	7
USD Versus COP	Put	Morgan Stanley and Co. International PLC	10/27/2022	COP	4,050.00	USD	15,000,000	287,385
USD Versus INR	Put	Standard Chartered Bank PLC	07/06/2022	INR	74.00	USD	13,000,000	13
USD Versus JPY	Put	Bank of America, N.A.	07/18/2022	JPY	125.50	USD	1,500,000	11,478
USD Versus JPY	Put	Bank of America, N.A.	07/22/2022	JPY	125.00	USD	30,000,000	1,140
USD Versus JPY	Put	Bank of America, N.A.	08/15/2022	JPY	113.00	USD	1,500,000	2,913
USD Versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	113.50	USD	29,000,000	29

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD Versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	114.00	USD	29,000,000	$29
USD Versus JPY	Put	Goldman Sachs International	09/28/2022	JPY	123.00	USD	1,200,000	101,652
USD Versus MXN	Put	Bank of America, N.A.	07/27/2022	MXN	19.25	USD	21,000,000	6,258
USD Versus MXN	Put	Goldman Sachs International	09/09/2022	MXN	19.40	USD	21,000,000	26,796
USD Versus MXN	Put	Goldman Sachs International	11/23/2022	MXN	19.40	USD	15,000,000	104,280
USD Versus MXN	Put	Morgan Stanley and Co. International PLC	09/01/2022	MXN	19.20	USD	18,000,000	38,790
USD Versus RUB	Put	Bank of America, N.A.	02/22/2023	RUB	70.00	USD	750,000	298,968
USD Versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/16/2023	RUB	68.00	USD	900,000	337,477
USD Versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/21/2023	RUB	68.00	USD	1,200,000	445,344
USD Versus THB	Put	Standard Chartered Bank PLC	08/19/2022	THB	34.10	USD	18,000,000	6,552
USD Versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/09/2022	ZAR	14.85	USD	12,000,000	5,340
Subtotal – Foreign Currency Put Options Purchased								2,986,057
Total Foreign Currency Options Purchased								$3,132,865

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $28,182,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.55%	Pay	TONAR	Annually	05/26/2025	JPY	6,429,000,000	$1,625,203
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.84	Pay	SOFR	Annually	12/07/2022	USD	87,000,000	2,171,312
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.84	Pay	SOFR	Annually	06/07/2023	USD	106,200,000	3,535,564
2 Year Interest Rate Swap	Put	Goldman Sachs International	7.75	Pay	6 Month WIBOR	Semi-Annually	12/12/2022	PLN	75,000,000	67,477
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.93	Pay	6 Month EURIBOR	Semi-Annually	06/12/2023	EUR	9,000,000	875,726
50 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.37	Pay	6 Month EURIBOR	Semi-Annually	04/21/2023	EUR	4,500,000	799,002
Total Interest Rate Swaptions Purchased										$9,074,284

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $28,182,000.

Open Over-The-Counter Credit Default Swaptions Written(a)

Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value	Value

Credit Risk

J.P. Morgan Chase Bank, N.A.	Put	0.93%	Markit CDX North America High Yield Index, Series 38, Version 2	5.00%	Quarterly	09/21/2022	5.765%	USD 45,000,000	$(755,563)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $28,182,000.
(b)

Implied credit spreads represent the current level, as of June 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

EUR Versus CZK	Call	Morgan Stanley and Co. International PLC	07/07/2022	CZK	27.30	EUR	7,500,000	$(142)

EUR Versus SEK	Call	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	10.70	EUR	15,000,000	(149,113)

USD Versus BRL	Call	Goldman Sachs International	09/23/2022	BRL	5.70	USD	24,000,000	(422,736)

USD Versus BRL	Call	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	6.00	USD	600,000	(63,155)

USD Versus BRL	Call	Morgan Stanley and Co. International PLC	10/11/2022	BRL	5.80	USD	600,000	(119,257)

USD Versus CAD	Call	Bank of America, N.A.	12/09/2022	CAD	1.36	USD	2,400,000	(295,056)

USD Versus CLP	Call	Bank of America, N.A.	11/28/2022	CLP	900.00	USD	18,000,000	(1,280,628)

USD Versus COP	Call	Morgan Stanley and Co. International PLC	10/27/2022	COP	4,450.00	USD	15,000,000	(341,940)

USD Versus MXN	Call	Goldman Sachs International	11/23/2022	MXN	22.00	USD	15,000,000	(212,460)

USD Versus MXN	Call	Morgan Stanley and Co. International PLC	09/01/2022	MXN	21.50	USD	18,000,000	(117,594)

USD Versus ZAR	Call	Goldman Sachs International	11/10/2022	ZAR	17.45	USD	15,000,000	(323,220)

USD Versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	07/07/2022	ZAR	15.50	USD	9,000,000	(438,975)

Subtotal - Foreign Currency Call Options Written								(3,764,276)

Currency Risk

EUR Versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	9.90	EUR	15,000,000	(157)

EUR Versus USD	Put	Bank of America, N.A.	10/31/2022	USD	0.95	EUR	900,000	(117,265)

USD Versus BRL	Put	Goldman Sachs International	09/23/2022	BRL	4.95	USD	24,000,000	(254,112)

USD Versus COP	Put	Morgan Stanley and Co. International PLC	10/27/2022	COP	3,850.00	USD	15,000,000	(107,400)

Subtotal – Foreign Currency Put Options Written								(478,934)

Total – Foreign Currency Options Written								$(4,243,210)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $28,182,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

30 Year Interest Rate Swap	Call	Bank of America, N.A.	2.25%	SOFR	Receive	Annually	06/13/2023	USD	30,000,000	$(1,247,666)

5 Year Interest Rate Swap	Call	Bank of America, N.A.	3.04	SOFR	Receive	Annually	12/15/2022	USD	131,250,000	(3,019,175)

5 Year Interest Rate Swap	Call	Goldman Sachs International	2.45	SOFR	Receive	Annually	07/18/2022	USD	37,500,000	(35,150)

30 Year Interest Rate Swap	Call	Goldman Sachs International	1.76	6 Month EURIBOR	Receive	Semi-Annually	09/13/2022	EUR	30,000,000	(688,962)

5 Year Interest Rate Swap	Call	Goldman Sachs International	3.00	SOFR	Receive	Annually	12/16/2022	USD	114,750,000	(2,507,175)

10 Year Interest Rate Swap	Call	Goldman Sachs International	2.85	SOFR	Receive	Annually	12/15/2022	USD	99,000,000	(2,784,803)

1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Receive	Straight	02/17/2023	USD	225,000,000	(675,428)

2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.25	6 Month EURIBOR	Receive	Semi-Annually	02/16/2023	EUR	150,000,000	(2,115,313)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.85	SONIA	Receive	Annually	07/20/2022	GBP	7,500,000	(54,076)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.85	SONIA	Receive	Annually	08/09/2022	GBP	15,000,000	(251,306)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.63	SOFR	Receive	Annually	12/05/2022	USD	33,750,000	(1,755,864)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)–(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.84%	SOFR	Receive	Annually	12/07/2022	USD	87,000,000	$(2,369,736)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.84	SOFR	Receive	Annually	06/07/2023	USD	106,200,000	(3,984,436)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.00	SOFR	Receive	Annually	09/14/2022	USD	30,000,000	(851,505)

Subtotal-Interest Rate Call Swaptions Written										(22,340,595)

Interest Rate Risk

5 Year Interest Rate Swap	Put	Bank of America, N.A.	3.35	SOFR	Pay	Annually	09/12/2022	USD	45,000,000	(165,491)

2 Year Interest Rate Swap	Put	Bank of America, N.A.	3.75	CDOR	Pay	Quarterly	12/07/2022	CAD	75,000,000	(352,928)

10 Year Interest Rate Swap	Put	Goldman Sachs International	3.67	SOFR	Pay	Annually	12/13/2022	USD	90,000,000	(563,750)

10 Year Interest Rate Swap	Put	Goldman Sachs International	3.25	6 Month EURIBOR	Pay	Semi-Annually	06/16/2023	EUR	80,640,000	(1,269,948)

2 Year Interest Rate Swap	Put	Goldman Sachs International	8.25	6 Month WIBOR	Pay	Semi-Annually	12/12/2022	PLN	75,000,000	(27,338)

20 Year Interest Rate Swap	Put	Goldman Sachs International	0.53	TONAR	Pay	Annually	08/22/2022	JPY	1,542,857,000	(679,180)

10 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	6 Month EURIBOR	Pay	Semi-Annually	04/22/2024	EUR	45,000,000	(1,824,787)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.39	6 Month EURIBOR	Pay	Semi-Annually	06/12/2023	EUR	24,300,000	(974,696)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.05	TONAR	Pay	Annually	05/26/2025	JPY	6,429,000,000	(843,678)

1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Pay	Straight	02/17/2023	USD	225,000,000	(1,512,322)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.16	6 Month EURIBOR	Pay	Semi-Annually	04/21/2023	EUR	18,000,000	(867,658)

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.10	SONIA	Pay	Annually	08/08/2022	GBP	7,500,000	(419,528)

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.75	SOFR	Pay	Annually	04/22/2024	USD	225,000,000	(4,651,429)

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.25	SOFR	Pay	Annually	12/05/2022	USD	21,750,000	(2,121,132)

Subtotal-Interest Rate Put Swaptions Written										(16,273,865)

Total Open Over-The-Counter Interest Rate Swaptions Written										$(38,614,460)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $28,182,000.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Euro-BTP	57	September-2022	$7,354,345	$(11,947)	$(11,947)

U.S. Treasury 2 Year Notes	86	September-2022	18,061,344	(102,797)	(102,797)

U.S. Treasury 10 Year Notes	297	September-2022	35,203,781	512,016	512,016

Subtotal-Long Futures Contracts				397,272	397,272

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Futures Contracts(a)–(continued)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Euro-Bobl	600	August-2022	$(968,306)	$(214,675)	$(214,675)

Euro-Bobl	300	August-2022	(575,324)	(275,087)	(275,087)

Euro-Bund	12	September-2022	(1,870,968)	33,325	33,325

U.S. Treasury 5 Year Notes	87	September-2022	(9,765,750)	95,078	95,078

U.S. Treasury 10 Year Ultra Notes	103	September-2022	(13,119,625)	183,704	183,704

U.S. Treasury Long Bonds	24	September-2022	(3,327,000)	52,500	52,500

U.S. Treasury Ultra Bonds	106	September-2022	(16,360,437)	439,647	439,647

Subtotal-Short Futures Contracts				314,492	314,492

Total Futures Contracts				$711,764	$711,764

(a)	Futures contracts collateralized by $3,129,843 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

07/05/2022	Bank of America, N.A.	BRL	289,765,000	USD	59,147,181	$3,779,308

07/05/2022	Bank of America, N.A.	USD	55,319,779	BRL	289,765,000	48,096

08/30/2022	Bank of America, N.A.	CAD	3,707,969	USD	2,941,781	60,807

08/30/2022	Bank of America, N.A.	EUR	3,658,000	USD	3,933,082	84,681

08/30/2022	Bank of America, N.A.	GBP	6,782,649	USD	8,516,633	251,514

08/30/2022	Bank of America, N.A.	NOK	108,230,740	USD	11,398,709	397,280

08/30/2022	Bank of America, N.A.	NZD	7,013,911	USD	4,499,073	121,151

08/31/2022	Bank of America, N.A.	CLP	1,266,300,000	USD	1,500,000	136,159

08/30/2022	Citibank, N.A.	EUR	11,271,756	USD	12,102,823	244,365

08/30/2022	Citibank, N.A.	GBP	1,422,000	USD	1,784,328	51,524

08/30/2022	Citibank, N.A.	MXN	600,000	USD	30,193	660

07/05/2022	Deutsche Bank AG	BRL	144,115,242	USD	27,566,037	28,707

07/05/2022	Deutsche Bank AG	USD	27,513,410	BRL	144,115,242	23,920

08/02/2022	Deutsche Bank AG	BRL	308,089,155	USD	58,495,575	130,778

08/30/2022	Goldman Sachs International	AUD	12,334,000	USD	8,816,097	298,566

08/30/2022	Goldman Sachs International	CAD	14,438,916	USD	11,464,643	246,060

08/30/2022	Goldman Sachs International	EUR	52,617,189	USD	56,354,227	998,282

08/30/2022	Goldman Sachs International	GBP	9,996,000	USD	12,552,977	372,170

08/30/2022	Goldman Sachs International	JPY	945,136,850	USD	7,096,155	104,609

08/30/2022	Goldman Sachs International	MXN	308,347,209	USD	15,518,229	340,547

08/30/2022	Goldman Sachs International	NOK	14,692,250	USD	1,547,041	53,605

08/30/2022	Goldman Sachs International	NZD	7,250,000	USD	4,651,600	126,316

08/30/2022	Goldman Sachs International	PLN	38,779,000	USD	8,929,698	343,894

08/30/2022	Goldman Sachs International	USD	21,911,537	CNY	146,905,900	23,188

08/30/2022	Goldman Sachs International	USD	8,629,399	EUR	8,225,000	23,718

08/30/2022	Goldman Sachs International	ZAR	165,955,028	USD	10,702,634	560,486

09/16/2022	Goldman Sachs International	USD	6,090,000	RUB	500,293,500	1,918,148

02/27/2023	Goldman Sachs International	USD	2,053,589	RUB	160,488,000	95,848

07/11/2022	J.P. Morgan Chase Bank, N.A.	ZAR	44,848,500	USD	3,000,000	244,925

07/29/2022	J.P. Morgan Chase Bank, N.A.	SEK	24,192,090	USD	2,612,282	245,509

08/22/2022	J.P. Morgan Chase Bank, N.A.	USD	1,052,699	RUB	72,855,000	167,028

08/30/2022	J.P. Morgan Chase Bank, N.A.	AUD	9,622,000	USD	6,873,110	228,413

08/30/2022	J.P. Morgan Chase Bank, N.A.	EUR	16,134,083	USD	17,330,023	356,149

08/30/2022	J.P. Morgan Chase Bank, N.A.	GBP	9,493,510	USD	11,828,971	260,482

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

08/30/2022	J.P. Morgan Chase Bank, N.A.	MXN	441,872,975	USD	22,242,663	$492,482

08/30/2022	J.P. Morgan Chase Bank, N.A.	PLN	9,520,000	USD	2,189,472	81,711

08/30/2022	J.P. Morgan Chase Bank, N.A.	SEK	34,076,018	USD	3,475,559	137,038

08/30/2022	J.P. Morgan Chase Bank, N.A.	ZAR	392,325,000	USD	25,307,208	1,330,727

02/17/2023	J.P. Morgan Chase Bank, N.A.	USD	1,223,373	RUB	93,037,500	30,671

02/22/2023	J.P. Morgan Chase Bank, N.A.	USD	1,305,643	RUB	99,555,300	31,970

07/13/2022	Morgan Stanley and Co. International PLC	CLP	1,000,440,000	USD	1,200,000	111,466

08/30/2022	Morgan Stanley and Co. International PLC	GBP	1,913,000	USD	2,402,592	71,471

08/30/2022	Morgan Stanley and Co. International PLC	JPY	861,819,143	USD	6,471,387	96,175

08/30/2022	Morgan Stanley and Co. International PLC	NZD	7,908,000	USD	5,074,943	138,951

08/30/2022	Morgan Stanley and Co. International PLC	PLN	29,990,000	USD	6,904,570	264,680

09/21/2022	Morgan Stanley and Co. International PLC	CLP	3,765,000,000	USD	4,467,252	430,237

09/21/2022	Morgan Stanley and Co. International PLC	COP	74,852,000,000	USD	19,205,624	1,408,760

09/21/2022	Morgan Stanley and Co. International PLC	INR	18,160,350	USD	230,403	2,055

10/14/2022	Morgan Stanley and Co. International PLC	BRL	12,709,110	USD	2,445,000	84,187

08/30/2022	Royal Bank of Canada	CAD	479,000	USD	380,449	8,282

08/30/2022	Royal Bank of Canada	EUR	24,076,281	USD	25,877,668	548,203

08/30/2022	Royal Bank of Canada	GBP	4,290,000	USD	5,388,068	160,411

Subtotal–Appreciation						17,796,370

Currency Risk

07/05/2022	Bank of America, N.A.	BRL	144,115,242	USD	27,513,410	(23,920)

07/05/2022	Bank of America, N.A.	USD	29,416,977	BRL	144,115,242	(1,879,647)

08/30/2022	Bank of America, N.A.	USD	17,255,401	AUD	24,143,558	(582,505)

08/30/2022	Bank of America, N.A.	USD	8,882,061	CZK	207,858,000	(142,266)

08/30/2022	Bank of America, N.A.	USD	11,314,352	EUR	10,523,021	(243,601)

08/30/2022	Bank of America, N.A.	USD	13,924,287	JPY	1,855,689,724	(197,027)

08/30/2022	Bank of America, N.A.	USD	15,778,044	PLN	68,749,670	(556,629)

08/30/2022	Bank of America, N.A.	USD	12,333,763	SEK	120,790,708	(499,565)

08/30/2022	Bank of America, N.A.	USD	4,144,798	ZAR	64,234,000	(219,212)

08/31/2022	Bank of America, N.A.	USD	1,650,000	CLP	1,504,470,000	(29,643)

02/27/2023	Bank of America, N.A.	RUB	160,488,000	USD	1,800,000	(349,437)

08/30/2022	Citibank, N.A.	USD	1,841,447	EUR	1,715,000	(37,180)

07/05/2022	Deutsche Bank AG	BRL	289,765,000	USD	55,319,779	(48,096)

07/05/2022	Deutsche Bank AG	USD	55,425,593	BRL	289,765,000	(57,719)

08/02/2022	Deutsche Bank AG	USD	27,346,605	BRL	144,115,242	(45,233)

08/30/2022	Goldman Sachs International	USD	622,343	EUR	588,000	(3,737)

08/30/2022	Goldman Sachs International	USD	3,410,753	GBP	2,716,000	(101,122)

09/16/2022	Goldman Sachs International	RUB	478,890,000	USD	6,208,217	(1,457,327)

07/29/2022	J.P. Morgan Chase Bank, N.A.	USD	2,612,282	EUR	2,340,000	(156,228)

08/25/2022	J.P. Morgan Chase Bank, N.A.	EUR	2,520,000	NOK	25,527,600	(55,672)

08/30/2022	J.P. Morgan Chase Bank, N.A.	CNY	189,878,981	USD	28,332,070	(19,025)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	10,844,525	AUD	15,185,538	(357,798)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	9,397,051	CAD	11,839,062	(198,472)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	35,345,336	EUR	32,906,166	(726,384)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	11,532,959	GBP	9,191,000	(333,099)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	12,153,100	JPY	1,618,197,418	(182,663)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	3,322,257	MXN	66,000,000	(73,559)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	8,855,111	NOK	84,236,367	(292,660)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	8,047,059	NZD	12,555,481	(210,216)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	5,606,422	ZAR	86,913,557	(294,802)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

09/16/2022	J.P. Morgan Chase Bank, N.A.	RUB	21,403,500	USD	290,414	$(52,190)

09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	2,799,181	KRW	3,578,360,900	(17,893)

02/17/2023	J.P. Morgan Chase Bank, N.A.	RUB	93,037,500	USD	1,125,000	(129,044)

02/22/2023	J.P. Morgan Chase Bank, N.A.	RUB	99,555,300	USD	1,170,000	(167,613)

08/30/2022	Morgan Stanley and Co. International PLC	USD	1,167,805	AUD	1,633,649	(39,650)

08/30/2022	Morgan Stanley and Co. International PLC	USD	5,001,461	CAD	6,297,333	(108,632)

08/30/2022	Morgan Stanley and Co. International PLC	USD	4,903,978	EUR	4,562,820	(103,661)

08/30/2022	Morgan Stanley and Co. International PLC	USD	671,290	GBP	534,497	(19,969)

08/30/2022	Morgan Stanley and Co. International PLC	USD	22,870,057	MXN	454,126,150	(516,742)

08/30/2022	Morgan Stanley and Co. International PLC	USD	8,564,518	NOK	81,359,664	(294,477)

08/30/2022	Morgan Stanley and Co. International PLC	USD	9,153,836	NZD	14,263,911	(250,631)

08/30/2022	Morgan Stanley and Co. International PLC	USD	114,434	SEK	1,119,795	(4,725)

08/30/2022	Morgan Stanley and Co. International PLC	USD	8,527,439	ZAR	132,144,600	(451,577)

09/21/2022	Morgan Stanley and Co. International PLC	USD	8,719,026	CLP	7,348,394,800	(839,721)

09/21/2022	Morgan Stanley and Co. International PLC	USD	1,271,489	COP	4,955,500,000	(93,266)

09/21/2022	Morgan Stanley and Co. International PLC	USD	5,477,474	INR	431,734,504	(48,866)

08/30/2022	Royal Bank of Canada	USD	1,119,962	EUR	1,042,000	(23,725)

08/30/2022	Royal Bank of Canada	USD	968,423	JPY	128,968,342	(14,394)

08/30/2022	Standard Chartered Bank PLC	CNY	286,338,324	USD	42,721,122	(32,452)

08/30/2022	Standard Chartered Bank PLC	USD	13,628,704	THB	473,679,250	(197,729)

08/22/2022	UBS AG	RUB	72,855,000	USD	900,000	(319,727)

Subtotal–Depreciation						(13,101,128)

Total Forward Foreign Currency Contracts						$4,695,242

Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

South Africa Republic International Bonds	Buy	(1.00)%	Quarterly	06/20/2027	2.042%	USD	1,500,000	$119,481	$138,549	$19,068

Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	1.190	EUR	6,450,000	(71,137)	59,745	130,882

Markit iTraxx Europe Sub Financials, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	2.473	EUR	6,375,000	216,830	442,114	225,284

Brazil Government International Bonds	Buy	(1.00)	Quarterly	06/20/2027	2.923	USD	750,000	41,634	62,937	21,303

Brazil Government International Bonds	Buy	(1.00)	Quarterly	06/20/2025	2.042	USD	825,000	12,712	23,966	11,254

Credit Suisse Group AG	Buy	(1.00)	Quarterly	06/20/2027	2.095	EUR	1,450,000	16,887	75,302	58,415

Subtotal - Appreciation								336,407	802,613	466,206

Credit Risk

Markit iTraxx Europe Crossover Index, Series 37, Version 1	Buy	(5.00)	Quarterly	06/20/2027	5.802	EUR	24,000,000	176,871	(781,694)	(958,565)

Peru Government International Bonds	Buy	(1.00)	Quarterly	06/20/2027	1.243	USD	4,500,000	50,328	49,713	(615)

Societe Generale	Sell	1.00	Quarterly	06/20/2027	1.481	EUR	4,500,000	4,769	(105,608)	(110,377)

Panama Government International Bonds	Sell	1.00	Quarterly	06/20/2027	1.328	USD	4,500,000	(64,916)	(66,986)	(2,070)

Subtotal - Depreciation								167,052	(904,575)	(1,071,627)

Total Centrally Cleared Credit Default Swap Agreements								$503,459	$(101,962)	$(605,421)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

(a)	Centrally cleared swap agreements collateralized by $22,157,876 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of June 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	6 Month EURIBOR	Semi-Annually	2.21%	Annually	07/11/2032	EUR	20,415,000	$–	$–	$–

Pay	SOFR	Annually	2.62	Annually	07/05/2052	USD	3,682,500	–	–	–

Pay	SOFR	Annually	2.80	Annually	07/05/2027	USD	16,099,500	–	–	–

Pay	SOFR	Annually	2.84	Annually	07/05/2032	USD	34,470,000	–	–	–

Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	11,600,000,000	–	8,230	8,230

Receive	6 Month THBFIX	Semi-Annually	(2.11)	Semi-Annually	05/11/2024	THB	255,000,000	–	12,980	12,980

Pay	6 Month CZK PRIBOR	Semi-Annually	4.87	Annually	05/31/2032	CZK	87,000,000	–	18,301	18,301

Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	4,050,000,000	–	26,623	26,623

Receive	6 Month WIBOR	Semi-Annually	(7.61)	Annually	09/21/2024	PLN	37,800,000	–	28,492	28,492

Pay	3 Month ADBB	Quarterly	3.56	Quarterly	06/09/2025	AUD	14,490,000	–	29,775	29,775

Pay	6 Month THBFIX	Semi-Annually	(1.97)	Semi-Annually	05/13/2024	THB	262,500,000	–	29,862	29,862

Receive	6 Month THBFIX	Semi-Annually	(1.95)	Semi-Annually	05/13/2024	THB	255,000,000	–	31,648	31,648

Receive	6 Month THBFIX	Semi-Annually	(1.71)	Semi-Annually	04/18/2025	THB	172,000,000	–	40,480	40,480

Pay	6 Month EURIBOR	Semi-Annually	2.03	Annually	09/15/2052	EUR	7,305,000	(4,183)	55,962	60,145

Pay	28 Day MXN TIIE	At Maturity	8.98	At Maturity	09/08/2032	MXN	323,750,000	–	63,411	63,411

Receive	6 Month THBFIX	Semi-Annually	(1.66)	Semi-Annually	05/26/2024	THB	255,000,000	–	70,261	70,261

Receive	3 Month CZK PRIBOR	Quarterly	(5.46)	Annually	05/24/2024	CZK	380,000,000	–	75,812	75,812

Receive	BZDIOVRA	At Maturity	(12.25)	At Maturity	01/02/2025	BRL	59,609,829	–	111,150	111,150

Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	17,550,000	101	115,401	115,300

Pay	6 Month CZK PRIBOR	Semi-Annually	5.20	Annually	06/10/2032	CZK	95,250,000	–	116,471	116,471

Pay	3 Month ADBB	Quarterly	3.91	Quarterly	06/23/2025	AUD	15,225,000	–	129,983	129,983

Pay	SOFR	Annually	2.94	Annually	06/24/2032	USD	8,955,000	(3,208)	136,416	139,624

Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	48,800,000	234	153,300	153,066

Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	37,300,000	–	156,424	156,424

Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	50,750,000	–	161,033	161,033

Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	38,500,000	–	166,143	166,143

Receive	6 Month CZK PRIBOR	Semi-Annually	(3.95)	Annually	01/17/2027	CZK	70,500,000	–	188,073	188,073

Pay	SOFR	Annually	2.84	Annually	12/09/2032	USD	58,740,000	–	243,785	243,785

Receive	28 Day MXN TIIE	At Maturity	(8.35)	At Maturity	03/06/2025	MXN	236,250,000	–	281,357	281,357

Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	48,500,000	–	409,796	409,796

Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	51,000,000	–	415,894	415,894

Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	52,000,000	–	423,886	423,886

Pay	SOFR	Annually	2.84	Annually	06/09/2033	USD	81,000,000	–	492,153	492,153

Receive	SONIA	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	787,500,000	–	499,927	499,927

Receive	3 Month JIBAR	Quarterly	(7.32)	Quarterly	07/15/2031	ZAR	86,900,000	–	545,876	545,876

Receive	28 Day MXN TIIE	At Maturity	(5.53)	At Maturity	05/29/2031	MXN	108,750,000	–	1,127,741	1,127,741

Receive	6 Month CLICP	Semi-Annually	(2.35)	Semi-Annually	03/11/2026	CLP	7,500,000,000	–	1,285,205	1,285,205

Subtotal – Appreciation								(7,056)	7,651,851	7,658,907

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	6 Month EURIBOR	Semi-Annually	0.64%	Annually	03/03/2032	EUR	23,134,000	$(2,862)	$(3,206,679)	$(3,203,817)

Pay	SONIA	Annually	1.03	Annually	09/02/2052	GBP	3,675,000	–	(1,100,233)	(1,100,233)

Pay	SOFR	Annually	2.41	Annually	06/02/2052	USD	20,490,000	–	(817,067)	(817,067)

Pay	SONIA	Annually	1.75	Annually	06/09/2032	GBP	7,500,000	(205)	(459,419)	(459,214)

Pay	BZDIOVRA	At Maturity	11.07	At Maturity	01/04/2027	BRL	35,447,847	–	(434,270)	(434,270)

Pay	BZDIOVRA	At Maturity	11.21	At Maturity	01/02/2031	BRL	15,774,178	–	(376,772)	(376,772)

Pay	SONIA	Annually	2.09	Annually	05/25/2027	GBP	14,400,000	(191)	(315,120)	(314,929)

Pay	BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	24,429,011	–	(302,463)	(302,463)

Pay	3 Month CZK PRIBOR	Quarterly	4.75	Annually	01/17/2023	CZK	329,000,000	–	(188,889)	(188,889)

Pay	BZDIOVRA	At Maturity	12.11	At Maturity	01/02/2029	BRL	23,633,536	–	(153,327)	(153,327)

Receive	MUTKCALM	Annually	(0.63)	Annually	06/20/2032	JPY	1,018,500,000	–	(134,500)	(134,500)

Receive	SOFR	Annually	(3.24)	Annually	06/24/2025	USD	10,515,000	–	(125,317)	(125,317)

Pay	BZDIOVRA	At Maturity	12.24	At Maturity	01/02/2029	BRL	25,316,771	–	(119,976)	(119,976)

Receive	28 Day MXN TIIE	At Maturity	(9.75)	At Maturity	09/18/2024	MXN	510,000,000	–	(65,129)	(65,129)

Receive	SONIA	Semi-Annually	(7.02)	Semi-Annually	05/25/2027	INR	562,500,000	–	(55,051)	(55,051)

Receive	6 Month WIBOR	Semi-Annually	(8.05)	Annually	09/21/2024	PLN	38,250,000	–	(36,658)	(36,658)

Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	11,100,000,000	–	(23,719)	(23,719)

Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	10,900,000,000	–	(11,440)	(11,440)

Receive	TTHORON	Quarterly	(2.59)	Quarterly	06/13/2027	THB	106,500,000	–	(2,800)	(2,800)

Receive	SOFR	Annually	(2.83)	Annually	06/10/2025	USD	10,500,000	–	(1,403)	(1,403)

Subtotal – Depreciation								(3,258)	(7,930,232)	(7,926,974)

Total Centrally Cleared Interest Rate Swap Agreements								$(10,314)	$(278,381)	$(268,067)

(a)	Centrally cleared swap agreements collateralized by $22,157,876 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	1.569%	EUR	1,250,000	$7,813	$18,113	$10,300

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.245	EUR	15,000,000	283,849	359,209	75,360

J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	2.315	EUR	2,250,000	77,366	142,861	65,495

Subtotal–Appreciation									369,028	520,183	151,155

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)–(continued)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.937%	EUR	1,250,000	$ 12,027	$ 2,007	$ (10,020)

Goldman Sachs International	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	3.349	USD	18,200,000	2,300,788	971,752	(1,329,036)

Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	10.607	EUR	2,900,000	179,783	(385,029)	(564,812)

J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	3.349	USD	5,400,000	642,552	288,322	(354,230)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	17.885	EUR	2,500,000	13,344	(453,346)	(466,690)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	17.885	EUR	2,900,000	49,410	(525,882)	(575,292)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	17.885	EUR	1,450,000	18,633	(262,941)	(281,574)

Subtotal–Depreciation									3,216,537	(365,117)	(3,581,654)

Total Open Over-The-Counter Credit Default Swap Agreements									$3,585,565	$155,066	$(3,430,499)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $28,182,000.
(b)

Implied credit spreads represent the current level, as of June 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Interest Rate Risk

Bank of America, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(2.70)%	Quarterly	03/16/2024	MYR	30,600,000	$–	$84,952	$ 84,952

Standard Chartered Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.97)	Quarterly	04/11/2024	MYR	65,000,000	–	125,932	125,932

Bank of America, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(3.62)	Quarterly	05/24/2025	MYR	22,500,000	–	6,935	6,935

Total Over-The-Counter Interest Rate Swap Agreements									$–	$217,819	$217,819

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $28,182,000.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Abbreviations:

AUD	–Australian Dollar
BRL	–Brazilian Real
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CAD	–Canadian Dollar
CDOR	–Canadian Dealer Offered Rate
CHF	–Swiss Franc
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
GBP	–British Pound Sterling
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KLIBOR	–Kuala Lumpur Interbank Offered Rate
KRW	–South Korean Won
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PLN	–Polish Zloty
PRIBOR	–Prague Interbank Offerred Rate
RUB	–Russian Ruble
SEK	–Swedish Krona
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
THB	–Thai Baht
THBFIX	–Thai Baht Interest Rate Fixing
TIIE	–Interbank Equilibrium Interest Rate
TONAR	–Tokyo Overnight Average Rate
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2022

U.S. Dollar Denominated Bonds & Notes	38.53%

Non-U.S. Dollar Denominated Bonds & Notes	31.91

Asset-Backed Securities	8.24

Exchange-Traded Funds	1.85

Agency Credit Risk Transfer Notes	1.78

Options Purchased	1.61

Security Types Each Less Than 1% of Portfolio	1.20

Money Market Funds Plus Other Assets Less Liabilities	14.88

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $724,421,155)*	$632,469,000
Investments in affiliates, at value (Cost $93,307,951)	92,012,082
Other investments:
Variation margin receivable – futures contracts	2,715,387
Variation margin receivable–centrally cleared swap agreements	4,732,333
Swaps receivable – OTC	72,970
Unrealized appreciation on swap agreements – OTC	368,974
Premiums paid on swap agreements – OTC	3,585,565
Unrealized appreciation on forward foreign currency contracts outstanding	17,796,370
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	3,129,843
Cash collateral – centrally cleared swap agreements	22,157,876
Cash collateral – OTC Derivatives	28,182,000
Cash	24,451,913
Foreign currencies, at value (Cost $3,284,782)	3,026,060
Receivable for:
Investments sold	10,471,049
Fund shares sold	8,716
Dividends	80,596
Interest	10,482,549
Principal paydowns	77,260
Investment for trustee deferred compensation and retirement plans	146,679
Other assets	553
Total assets	855,967,775

Liabilities:
Other investments:
Options written, at value (premiums received $34,826,605)	43,613,233
Unrealized depreciation on forward foreign currency contracts outstanding	13,101,128
Swaps payable – OTC	42,538
Unrealized depreciation on swap agreements–OTC	3,581,654
Payable for:
Investments purchased	1,213,444
Fund shares reacquired	3,533,283
Collateral upon return of securities loaned	28,178,837
Accrued fees to affiliates	443,359
Accrued trustees’ and officers’ fees and benefits	3,049
Accrued other operating expenses	2,628,959
Trustee deferred compensation and retirement plans	146,679
Total liabilities	96,486,163
Net assets applicable to shares outstanding	$759,481,612

Net assets consist of:

Shares of beneficial interest	$1,130,214,496

Distributable earnings (loss)	(370,732,884)

$759,481,612

Net Assets:
Series I	$268,382,194

Series II	$491,099,418

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	70,450,758

Series II	124,687,260

Series I:
Net asset value per share	$3.81

Series II:
Net asset value per share	$3.94

*	At June 30, 2022, securities with an aggregate value of $27,732,261 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $84,400)	$15,049,710

Dividends	2,027

Dividends from affiliates (includes securities lending income of $212,238)	667,718

Total investment income	15,719,455

Expenses:
Advisory fees	2,926,420

Administrative services fees	703,257

Custodian fees	135,698

Distribution fees - Series II	691,429

Transfer agent fees	23,329

Trustees’ and officers’ fees and benefits	11,064

Professional services fees	51,992

Other	235,795

Total expenses	4,778,984

Less: Expenses reimbursed	(90,042)

Net expenses	4,688,942

Net investment income	11,030,513

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(35,392,566)

Affiliated investment securities	(450,317)

Foreign currencies	(1,294,348)

Forward foreign currency contracts	(2,605,640)

Futures contracts	8,770,957

Option contracts written	(5,770,523)

Swap agreements	(22,628,521)

(59,370,958)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(76,188,706)

Affiliated investment securities	(1,144,525)

Foreign currencies	(891,087)

Forward foreign currency contracts	5,964,566

Futures contracts	(423,058)

Option contracts written	(9,516,730)

Swap agreements	(3,357,213)

(85,556,753)

Net realized and unrealized gain (loss)	(144,927,711)

Net increase (decrease) in net assets resulting from operations	$(133,897,198)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income	$11,030,513	$23,756,515

Net realized gain (loss)	(59,370,958)	(17,887,423)

Change in net unrealized appreciation (depreciation)	(85,556,753)	(39,499,750)

Net increase (decrease) in net assets resulting from operations	(133,897,198)	(33,630,658)

Distributions to shareholders from distributable earnings:
Series I	–	(16,089,003)

Series II	–	(27,017,441)

Total distributions from distributable earnings	–	(43,106,444)

Share transactions–net:
Series I	(20,684,627)	303,104

Series II	(35,259,538)	1,076,421

Net increase (decrease) in net assets resulting from share transactions	(55,944,165)	1,379,525

Net increase (decrease) in net assets	(189,841,363)	(75,357,577)

Net assets:
Beginning of period	949,322,975	1,024,680,552

End of period	$759,481,612	$949,322,975

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)(e)
Series I
Six months ended 06/30/22	$4.46	$0.06	$(0.71)	$(0.65)	$-	$3.81	(14.57)%	$268,382	0.93	%(f)	0.95	%(f)	2.74	%(f)	47%
Year ended 12/31/21	4.83	0.12	(0.27)	(0.15)	(0.22)	4.46	(3.00)	336,327	0.82		0.86		2.59		209
Year ended 12/31/20	4.97	0.15	(0.01)	0.14	(0.28)	4.83	3.19	363,404	0.82		0.87		3.10		324
Year ended 12/31/19	4.66	0.24	0.26	0.50	(0.19)	4.97	10.80	395,324	0.77	(g)	0.82	(g)	4.86	(h)	134
Year ended 12/31/18	5.13	0.25	(0.47)	(0.22)	(0.25)	4.66	(4.40)	346,707	0.81	(g)	0.88	(g)	5.07	(h)	68
Year ended 12/31/17	4.94	0.22	0.09	0.31	(0.12)	5.13	6.27	393,337	0.76	(g)	0.82	(g)	4.40	(h)	74
Series II
Six months ended 06/30/22	4.61	0.05	(0.72)	(0.67)	-	3.94	(14.53)	491,099	1.18	(f)	1.20	(f)	2.49	(f)	47
Year ended 12/31/21	4.99	0.11	(0.28)	(0.17)	(0.21)	4.61	(3.37)	612,996	1.07		1.11		2.34		209
Year ended 12/31/20	5.13	0.14	(0.01)	0.13	(0.27)	4.99	2.79	661,276	1.07		1.12		2.85		324
Year ended 12/31/19	4.80	0.23	0.27	0.50	(0.17)	5.13	10.61	736,339	1.02	(g)	1.08	(g)	4.60	(h)	134
Year ended 12/31/18	5.27	0.24	(0.48)	(0.24)	(0.23)	4.80	(4.54)	1,081,833	1.06	(g)	1.13	(g)	4.82	(h)	68
Year ended 12/31/17	5.07	0.22	0.08	0.30	(0.10)	5.27	6.04	1,277,689	1.01	(g)	1.07	(g)	4.15	(h)	74

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.04%, 0.02% and 0.01% for the years ended December 31, 2019, 2018 and 2017, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $2,177,497,748 and $2,279,114,634, $2,370,164,194 and $2,399,236,376 and $2,271,944,419 and $2,153,905,799 for the years ended December 31, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
(h)	Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco V.I. Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.

    The Fund’s investment objective is to seek total return.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

Invesco V.I. Global Strategic Income Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

    In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

K.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

    Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

L.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt

Invesco V.I. Global Strategic Income Fund

securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

    Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $9,537 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliates on the Consolidated Statement of Operations.

M.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

N. Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

O.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

P.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

    Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Invesco V.I. Global Strategic Income Fund

    When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

    When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Q.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

    Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

    Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

R.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

    Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

    In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

    A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

    Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract

Invesco V.I. Global Strategic Income Fund

may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

    An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

    A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

    Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

    Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

S.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

    The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

    Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

T.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

    There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

U.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

V.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

W.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

    Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

    The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

    The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively

Invesco V.I. Global Strategic Income Fund

impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

X.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Over $5 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.68%.

    The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees, of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended June 30, 2022, the Adviser waived advisory fees of $90,042.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $61,660 for accounting and fund administrative services and was reimbursed $641,597 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Global Strategic Income Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$292,625,767	$–	$292,625,767

Non-U.S. Dollar Denominated Bonds & Notes	–	242,333,829	0	242,333,829

Asset-Backed Securities	–	62,606,694	–	62,606,694

Exchange-Traded Funds	14,047,536	–	–	14,047,536

Agency Credit Risk Transfer Notes	–	13,531,637	–	13,531,637

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	3,267,392	–	3,267,392

Variable Rate Senior Loan Interests	–	2,120,721	906,396	3,027,117

Common Stocks & Other Equity Interests	212,929	152,980	1,107,830	1,473,739

Preferred Stocks	–	1,395,676	–	1,395,676

Money Market Funds	49,786,428	28,178,118	–	77,964,546

Options Purchased	–	12,207,149	–	12,207,149

Total Investments in Securities	64,046,893	658,419,963	2,014,226	724,481,082

Other Investments - Assets*

Futures Contracts	1,316,270	–	–	1,316,270

Forward Foreign Currency Contracts	–	17,796,370	–	17,796,370

Swap Agreements	–	8,494,087	–	8,494,087

	1,316,270	26,290,457	–	27,606,727

Other Investments - Liabilities*

Futures Contracts	(604,506)	–	–	(604,506)

Forward Foreign Currency Contracts	–	(13,101,128)	–	(13,101,128)

Options Written	–	(43,613,233)	–	(43,613,233)

Swap Agreements	–	(12,580,255)	–	(12,580,255)

	(604,506)	(69,294,616)	–	(69,899,122)

Total Other Investments	711,764	(43,004,159)	–	(42,292,395)

Total Investments	$64,758,657	$615,415,804	$2,014,226	$682,188,687

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Invesco V.I. Global Strategic Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

	Value

Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$–	$1,316,270	$1,316,270

Unrealized appreciation on swap agreements – Centrally Cleared(a)	466,206	–	7,658,907	8,125,113

Unrealized appreciation on forward foreign currency contracts outstanding	–	17,796,370	–	17,796,370

Unrealized appreciation on swap agreements – OTC	151,155	–	217,819	368,974

Options purchased, at value – OTC(b)	–	3,132,865	9,074,284	12,207,149

Total Derivative Assets	617,361	20,929,235	18,267,280	39,813,876

Derivatives not subject to master netting agreements	(466,206)	–	(8,975,177)	(9,441,383)

Total Derivative Assets subject to master netting agreements	$151,155	$20,929,235	$9,292,103	$30,372,493

	Value

Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$–	$(604,506)	$(604,506)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	(1,071,627)	–	(7,926,974)	(8,998,601)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(13,101,128)	–	(13,101,128)

Unrealized depreciation on swap agreements – OTC	(3,581,654)	–	–	(3,581,654)

Options written, at value – OTC	(755,563)	(4,243,210)	(38,614,460)	(43,613,233)

Total Derivative Liabilities	(5,408,844)	(17,344,338)	(47,145,940)	(69,899,122)

Derivatives not subject to master netting agreements	1,071,627	–	8,531,480	9,603,107

Total Derivative Liabilities subject to master netting agreements	$(4,337,217)	$(17,344,338)	$(38,614,460)	$(60,296,015)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2022.

										Collateral
	Financial Derivative Assets				Financial Derivative Liabilities					(Received)/Pledged
	Forward				Forward
	Foreign				Foreign
	Currency	Options	Swap	Total	Currency	Options	Swap	Total	Net Value of			Net
Counterparty	Contracts	Purchased	Agreements	Assets	Contracts	Written	Agreements	Liabilities	Derivatives	Non-Cash	Cash	Amount

Bank of America, N.A.	$ 4,878,996	$ 659,702	$ 91,887	$ 5,630,585	$ (4,723,452)	$ (6,478,209)	$ (8,229)	$(11,209,890)	$ (5,579,305)	$–	$ 5,340,000	$ (239,305)

Citibank, N.A.	296,549	–	10,702	307,251	(37,180)	–	(10,422)	(47,602)	259,649	–	(259,649)	–

Deutsche Bank AG	183,405	–	–	183,405	(151,048)	–	–	(151,048)	32,357	–	–	32,357

Goldman Sachs International	5,505,437	941,248	29,940	6,476,625	(1,562,186)	(11,593,621)	(1,893,848)	(15,049,655)	(8,573,030)	–	8,460,000	(113,030)

J.P. Morgan Chase Bank, N.A.	3,607,105	4,281,910	183,483	8,072,498	(3,267,318)	(8,396,058)	(1,678,509)	(13,341,885)	(5,269,387)	–	3,662,000	(1,607,387)

Morgan Stanley and Co. International PLC	2,607,982	6,305,573	–	8,913,555	(2,771,917)	(17,145,345)	–	(19,917,262)	(11,003,707)	–	4,910,000	(6,093,707)

Royal Bank of Canada	716,896	–	–	716,896	(38,119)	–	–	(38,119)	678,777	–	(678,777)	–

Standard Chartered Bank PLC	–	6,565	125,932	132,497	(230,181)	–	(33,184)	(263,365)	(130,868)	–	–	(130,868)

UBS AG	–	12,151	–	12,151	(319,727)	–	–	(319,727)	(307,576)	–	270,000	(37,576)

Total	$17,796,370	$12,207,149	$441,944	$30,445,463	$(13,101,128)	$(43,613,233)	$(3,624,192)	$(60,338,553)	$(29,893,090)	$–	$21,703,574	$(8,189,516)

Invesco V.I. Global Strategic Income Fund

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated Statement of Operations

	Credit Risk	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(2,605,640)	$-	$(2,605,640)

Futures contracts	-	-	8,770,957	8,770,957

Options purchased(a)	-	(339,766)	337,770	(1,996)

Options written	-	(6,592,114)	821,591	(5,770,523)

Swap agreements	4,085,569	-	(26,714,090)	(22,628,521)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	5,964,566	-	5,964,566

Futures contracts	-	-	(423,058)	(423,058)

Options purchased(a)	-	223,839	657,048	880,887

Options written	(408,196)	359,285	(9,467,819)	(9,516,730)

Swap agreements	(4,441,693)	-	1,084,480	(3,357,213)

Total	$(764,320)	$(2,989,830)	$(24,933,121)	$(28,687,271)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

  The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Purchased	Foreign Currency Options Purchased	Swaptions Written	Foreign Currency Options Written	Swap Agreements

Average notional value	$1,356,092,936	$155,957,715	$116,465,616	$342,142,717	$1,545,855,408	$176,888,291	$1,598,506,671

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$93,721,923	$119,350,141	$213,072,064

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Global Strategic Income Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $316,953,807 and $353,025,583, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$ 40,205,428

Aggregate unrealized (depreciation) of investments	(149,117,654)

Net unrealized appreciation (depreciation) of investments	$(108,912,226)

    Cost of investments for tax purposes is $791,100,913.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	1,886,787	$7,793,266	7,410,911	$34,410,387

Series II	2,042,248	8,666,602	6,876,383	33,223,398

Issued as reinvestment of dividends:
Series I	-	-	3,640,046	16,089,003

Series II	-	-	5,899,005	27,017,441

Reacquired:
Series I	(6,920,414)	(28,477,893)	(10,741,994)	(50,196,286)

Series II	(10,257,219)	(43,926,140)	(12,265,619)	(59,164,418)

Net increase (decrease) in share activity	(13,248,598)	$(55,944,165)	818,732	$1,379,525

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Strategic Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$856.20	$4.28	$1,020.18	$4.66	0.93%
Series II	1,000.00	854.70	5.43	1,018.94	5.91	1.18

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Strategic Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Strategic Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Bond Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds,

Invesco V.I. Global Strategic Income Fund

Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s negative duration exposure to the U.S. detracted from short-term performance and that the Fund’s duration, credit, and exposure to emerging markets currencies and the energy sector detracted from longer-term performance. The Board also considered that, effective February 28, 2022, the Fund changed its primary benchmark to the Bloomberg Global Aggregate Bond Index. The Board considered that the Fund’s performance universe was expected to change in connection with the primary benchmark change, and requested and considered comparative data showing the Fund’s performance compared to the anticipated new performance universe. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were in the fifth quintile of its expense group and actual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees, actual management fees and total expenses. The Board requested and considered additional information from management regarding the Fund’s actual and contractual management fees in light of current asset levels, as well as the Fund’s total expenses relative to peers. The Board considered the Fund’s current utilization of breakpoints, that the Fund’s peer group is narrowly priced, and the differentiated client based associated with variable insurance products. The Board considered that the Fund’s expense group was expected to change in connection with the change in the Fund’s benchmark described above under “Fund Investment Performance,” and requested and considered comparative data showing how the Fund’s actual management fees, contractual management fees and total expense ratio compared against the anticipated new expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco

Invesco V.I. Global Strategic Income Fund

Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Strategic Income Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Government Money Market Fund

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The Fund’s Form N-MFP filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGMKT-SAR-1

About your Fund

Invesco V.I. Government Money Market Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent monthend performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

    The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Invesco V.I. Government Money Market Fund

Schedule of Investments

June 30, 2022

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-39.13%
U.S. Treasury Bills-28.39%(a)
U.S. Treasury Bills	0.65%	07/19/2022	$15,000	$14,995,125

U.S. Treasury Bills	0.97%	08/16/2022	25,000	24,969,174

U.S. Treasury Bills	0.71%	08/18/2022	10,000	9,990,533

U.S. Treasury Bills	1.07%	08/23/2022	10,000	9,984,247

U.S. Treasury Bills	0.61%-0.71%	08/25/2022	20,000	19,980,563

U.S. Treasury Bills	1.11%	08/30/2022	27,000	26,950,050

U.S. Treasury Bills	0.73%	09/08/2022	5,000	4,993,004

U.S. Treasury Bills	1.16%	09/13/2022	25,000	24,940,302

U.S. Treasury Bills	0.82%	09/15/2022	5,000	4,991,334

U.S. Treasury Bills	1.26%	09/20/2022	35,000	34,901,563

U.S. Treasury Bills	1.68%	09/22/2022	50,000	49,807,486

U.S. Treasury Bills	1.29%	09/27/2022	50,000	49,843,556

U.S. Treasury Bills	1.40%	10/04/2022	14,000	13,948,647

U.S. Treasury Bills	0.09%	10/06/2022	18,000	17,995,554

U.S. Treasury Bills	1.52%	10/11/2022	10,000	9,957,217

U.S. Treasury Bills	2.18%	11/01/2022	15,000	14,891,660

U.S. Treasury Bills	1.18%	02/23/2023	4,000	3,969,190

				337,109,205

U.S. Treasury Floating Rate Notes-9.05%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.91%	07/31/2022	7,000	7,000,080

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.91%	10/31/2022	16,000	15,999,943

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.91%	01/31/2023	6,000	6,000,071

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.89%	04/30/2023	10,000	10,000,336

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.89%	07/31/2023	16,000	16,000,274

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	1.89%	10/31/2023	10,000	9,999,797

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	1.78%	04/30/2024	42,500	42,443,831

				107,444,332

U.S. Treasury Notes-1.69%
U.S. Treasury Notes	2.00%	07/31/2022	5,000	5,007,848

U.S. Treasury Notes	1.88%	08/31/2022	5,000	5,009,703

U.S. Treasury Notes	1.50%	09/15/2022	10,000	10,029,161

				20,046,712

Total U.S. Treasury Securities (Cost $464,600,249)				464,600,249

U.S. Government Sponsored Agency Securities-28.41%
Federal Farm Credit Bank (FFCB)-6.75%
Federal Farm Credit Bank (SOFR + 0.15%)(b)	1.07%	07/28/2022	5,000	5,000,000

Federal Farm Credit Bank	1.55%	08/22/2022	2,650	2,653,134

Federal Farm Credit Bank (SOFR + 0.06%)(b)	1.17%	08/26/2022	2,500	2,499,980

Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.83%	10/12/2022	5,000	4,999,957

Federal Farm Credit Bank (SOFR + 0.01%)(b)	1.06%	11/16/2022	5,000	4,999,962

Federal Farm Credit Bank (SOFR + 0.03%)(b)	1.57%	07/07/2023	3,000	3,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	1.51%	09/18/2023	3,000	3,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	1.53%	09/20/2023	7,000	7,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	1.54%	09/27/2023	1,000	1,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	1.06%	11/07/2023	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.94%	01/25/2024	$5,000	$5,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	1.03%	02/05/2024	3,000	3,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	1.13%	02/23/2024	5,000	5,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	1.46%	03/15/2024	12,000	12,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	1.52%	03/18/2024	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.94%	04/25/2024	4,000	4,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	1.06%	05/09/2024	5,000	5,000,000

				80,153,033

Federal Home Loan Bank (FHLB)-19.96%
Federal Home Loan Bank(c)	0.00%	07/15/2022	10,000	9,996,772

Federal Home Loan Bank(c)	0.00%	07/20/2022	8,626	8,622,130

Federal Home Loan Bank(c)	0.00%	07/29/2022	20,000	19,986,000

Federal Home Loan Bank (SOFR + 0.13%)(b)	1.12%	08/05/2022	5,000	5,000,000

Federal Home Loan Bank(c)	0.00%	08/09/2022	15,000	14,983,750

Federal Home Loan Bank(c)	0.00%	08/10/2022	50,000	49,944,056

Federal Home Loan Bank(c)	0.00%	08/22/2022	25,000	24,938,611

Federal Home Loan Bank(c)	0.00%	09/09/2022	30,000	29,921,250

Federal Home Loan Bank(c)	0.00%	09/14/2022	7,000	6,987,604

Federal Home Loan Bank(c)	0.00%	09/16/2022	25,000	24,898,403

Federal Home Loan Bank(c)	0.00%	10/14/2022	40,000	39,766,667

Federal Home Loan Bank (SOFR + 0.06%)(b)	1.31%	12/08/2022	2,000	2,000,000

				237,045,243

Federal Home Loan Mortgage Corp. (FHLMC)-0.42%
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	1.53%	09/16/2022	5,000	5,000,000

U.S. International Development Finance Corp. (DFC)-1.28%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	1.00%	07/13/2022	168	168,278

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	1.24%	07/13/2022	6,389	6,388,889

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	1.68%	07/13/2022	1,800	1,800,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	1.83%	07/13/2022	6,857	6,857,190

				15,214,357

Total U.S. Government Sponsored Agency Securities (Cost $337,412,633)				337,412,633

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-67.54% (Cost $802,012,882)				802,012,882

			Repurchase Amount
Repurchase Agreements-31.21%(e)
BofA Securities, Inc., joint agreement dated 06/30/2022, aggregate maturing value of $945,040,688 (collateralized by domestic agency mortgage-backed securities valued at $963,900,001; 0.76% - 8.00%; 02/25/2023 - 03/20/2052)	1.55%	07/01/2022	50,002,153	50,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/27/2022 (collateralized by domestic agency mortgage-backed securities valued at $918,000,000; 0.97% - 7.31%; 07/25/2025 - 06/16/2063)(f)	1.57%	07/01/2022	10,009,750	10,000,000

Metropolitan Life Insurance Co., joint term agreement dated 06/30/2022, aggregate maturing value of $350,115,362 (collateralized by U.S. Treasury obligations valued at $362,980,112; 0.00%; 08/15/2027 - 11/15/2045)(g)	1.57%	07/07/2022	15,006,230	15,001,650

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 06/30/2022, aggregate maturing value of $500,021,528 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.48% - 6.00%; 01/25/2023 - 07/01/2052)	1.55%	07/01/2022	62,679,000	62,676,301

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 06/29/2022, aggregate maturing value of $1,343,222,431 (collateralized by U.S. Treasury obligations valued at $1,387,409,665; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(g)	1.57%	07/06/2022	27,983,540	27,975,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 06/30/2022, aggregate maturing value of $1,759,076,223 (collateralized by domestic agency mortgage-backed securities valued at $1,794,180,000; 2.50% - 5.50%; 09/20/2039 - 10/20/2051)	1.56%	07/01/2022	$100,004,333	$100,000,000

Wells Fargo Securities, LLC, joint agreement dated 06/30/2022, aggregate maturing value of $200,008,667 (collateralized by domestic agency mortgage-backed securities valued at $204,000,001; 2.50% - 5.50%; 02/01/2034 - 07/01/2052)	1.56%	07/01/2022	105,004,550	105,000,000

Total Repurchase Agreements (Cost $370,652,951)				370,652,951

TOTAL INVESTMENTS IN SECURITIES(h)-98.75% (Cost $1,172,665,833)				1,172,665,833

OTHER ASSETS LESS LIABILITIES-1.25%				14,805,230

NET ASSETS-100.00%				$1,187,471,063

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2022.
(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on June 30, 2022.

(e)	Principal amount equals value at period end. See Note 1I.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 06/30/2022

1-7	32.0%

8-30	5.1

31-60	15.3

61-90	24.0

91-180	10.8

181+	12.8

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$802,012,882

Repurchase agreements, at value and cost	370,652,951

Cash	23,707

Receivable for:
Fund shares sold	30,659,462

Interest	505,142

Investment for trustee deferred compensation and retirement plans	31,720

Total assets	1,203,885,864

Liabilities:
Payable for:
Investments purchased	14,891,660

Fund shares reacquired	139,058

Dividends	716,406

Accrued fees to affiliates	568,106

Accrued trustees’ and officers’ fees and benefits	4,684

Accrued operating expenses	53,168

Trustee deferred compensation and retirement plans	41,719

Total liabilities	16,414,801

Net assets applicable to shares outstanding	$1,187,471,063

Net assets consist of:
Shares of beneficial interest	$1,187,562,551

Distributable earnings (loss)	(91,488)

$1,187,471,063

Net Assets:
Series I	$1,073,114,290

Series II	$114,356,773

Shares outstanding, no par value, unlimited number of shares authorized:
Series I	1,073,155,603

Series II	114,361,086

Series I:
Net asset value and offering price per share	$1.00

Series II:
Net asset value and offering price per share	$1.00

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Interest	$2,470,130

Expenses:
Advisory fees	742,011

Administrative services fees	508,190

Distribution fees - Series II	122,637

Trustees’ and officers’ fees and benefits	11,410

Other	(156,982)

Total expenses	1,227,266

Less: Fees waived and expenses reimbursed	(127,085)

Net expenses	1,100,181

Net investment income	1,369,949

Net realized gain (loss) from unaffiliated investment securities	(92,963)

Net increase in net assets resulting from operations	$1,276,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income	$1,369,949	$54,794

Net realized gain (loss)	(92,963)	-

Net increase in net assets resulting from operations	1,276,986	54,794

Distributions to shareholders from distributable earnings:
Series I	(1,303,010)	(48,851)

Series II	(66,939)	(5,943)

Total distributions from distributable earnings	(1,369,949)	(54,794)

Share transactions-net:
Series I	384,418,425	(22,868,753)

Series II	35,827,091	(12,306,552)

Net increase (decrease) in net assets resulting from share transactions	420,245,516	(35,175,305)

Net increase (decrease) in net assets	420,152,553	(35,175,305)

Net assets:
Beginning of period	767,318,510	802,493,815

End of period	$1,187,471,063	$767,318,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Series I
Six months ended 06/30/22	$1.00	$0.00	$(0.00)	$0.00	$(0.00)	$1.00	0.13%	$1,073,114	0.21	%(c)	0.22	%(c)	0.29	%(c)
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	688,779	0.07		0.34		0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	711,648	0.29		0.35		0.26
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.90	598,670	0.36		0.36		1.90
Year ended 12/31/18	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.55	900,901	0.36		0.36		1.55
Year ended 12/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.56	656,368	0.40		0.40		0.56
Series II
Six months ended 06/30/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	114,357	0.36	(c)	0.47	(c)	0.14	(c)
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	78,539	0.07		0.59		0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	90,846	0.36		0.60		0.19
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.64	71,978	0.61		0.61		1.65
Year ended 12/31/18	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.30	96,339	0.61		0.61		1.30
Year ended 12/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.31	85,541	0.65		0.65		0.31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Government Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown

Invesco V.I. Government Money Market Fund

as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of the Fund that holds securities of that entity will be adversely impacted.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended June 30, 2022, the Adviser waived advisory fees of $80,730 and IDI reimbursed $46,355 for Series II shares in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $217,657 for accounting and fund administrative services and was reimbursed $290,533 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. 12b-1 fees before fee waivers are shown as Distribution fees in the Statement of Operations. For the six months ended June 30, 2022, 12b-1 fees incurred for Series II shares were $76,282, after waivers of $46,355.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

Invesco V.I. Government Money Market Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of December 31, 2021.

NOTE 7–Share Information

	Summary of Share Activity
	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	1,308,503,701	$1,308,503,701	1,772,925,010	$1,772,925,010

Series II	48,420,692	48,420,692	39,161,882	39,161,882

Issued as reinvestment of dividends:
Series I	1,280,447	1,280,447	47,696	47,696

Series II	66,936	66,936	5,943	5,943

Reacquired:
Series I	(925,365,723)	(925,365,723)	(1,795,841,459)	(1,795,841,459)

Series II	(12,660,537)	(12,660,537)	(51,474,377)	(51,474,377)

Net increase (decrease) in share activity	420,245,516	$420,245,516	(35,175,305)	$(35,175,305)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Government Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,001.30	$1.04	$1,023.75	$1.05	0.21%
Series II	1,000.00	1,000.60	1.79	1,023.01	1.81	0.36

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Money Market Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the T-Bill 3 Month Index (Index). The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund

Invesco V.I. Government Money Market Fund

was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’

investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

Invesco V.I. Government Money Market Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Government Securities Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGOV-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-6.97%
Series II Shares	-7.12
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-10.35
Bloomberg Intermediate U.S. Government Index▼ (Style-Specific Index)	-5.77
Lipper VUF Intermediate U.S. Government Funds Classification Average∎ (Peer Group)	-7.60

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Bloomberg Intermediate U.S. Government Index is comprised of the Intermediate U.S. Treasury and U.S. Agency Indices.

    The Lipper VUF Intermediate U.S. Government Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Intermediate U.S. Government Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (5/5/93)	3.67%
10 Years	0.86
5 Years	0.72
1 Year	-8.09
Series II Shares
Inception (9/19/01)	2.63%
10 Years	0.60
5 Years	0.46
1 Year	-8.31

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Government Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Government Securities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Government Securities Fund

Schedule of Investments

June 30, 2022

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–53.72%
Collateralized Mortgage Obligations–12.11%
Fannie Mae ACES,
2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$232,507	$232,773

3.27%, 02/25/2029	5,000,000	4,870,634

Fannie Mae REMICs,
2.50%, 03/25/2026	15	15

7.00%, 09/18/2027	58,525	60,913

1.50%, 01/25/2028	1,089,357	1,049,888

6.50%, 03/25/2032	289,810	313,746

5.75%, 10/25/2035	79,674	83,192

1.92% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	1,027,438	1,019,348

2.07% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	564,082	563,468

6.61%, 06/25/2039(b)	1,381,951	1,510,197

4.00%, 07/25/2040	769,457	773,245

2.17% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	361,350	361,947

2.12% (1 mo. USD LIBOR + 0.50%), 05/25/2041(a)	386,207	386,609

2.14% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	559,339	560,097

1.12% (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	802,538	796,447

1.28% (1 mo. USD LIBOR + 0.48%), 02/25/2056(a)	1,615,651	1,604,701

1.22% (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	1,929,759	1,916,185

Series 2021-11, Class MI, IO, 2.00%, 03/25/2051(c)	2,715,949	377,228

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	4,869,286

Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	4,923,299

Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	4,700,589

Series K093, Class A1, 2.76%, 12/25/2028	1,834,178	1,791,233

Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,793,033

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
3.00%, 04/15/2026	$3	$3

1.82% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040(a)	1,039,933	1,041,308

1.62% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044(a)	1,157,505	1,152,540

1.15% (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	1,203,876	1,198,715

1.69% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	559,383	556,763

2.18% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	279,904	284,878

1.77% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042(a)	2,499,086	2,496,468

Series 331, Class AF, 1.72% (1 mo. USD LIBOR + 0.40%), 06/15/2037(a)	803,690	800,781

Freddie Mac STRIPS,
1.15% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	923,896	929,085

		46,018,614

Federal Home Loan Mortgage Corp. (FHLMC)–9.51%
7.50%, 09/01/2022 to 06/01/2035	414,541	442,042

7.00%, 01/01/2023 to 11/01/2035	1,219,503	1,304,048

6.50%, 07/01/2023 to 12/01/2035	913,637	977,339

8.00%, 10/01/2023 to 02/01/2035	143,650	147,765

8.50%, 05/01/2026 to 08/01/2031	74,863	77,057

7.05%, 05/20/2027	20,881	21,491

6.00%, 09/01/2029 to 07/01/2038	122,846	130,259

6.03%, 10/20/2030	351,473	370,044

3.00%, 02/01/2032 to 01/01/2050	10,810,171	10,251,828

2.50%, 09/01/2034 to 12/01/2050	15,602,732	14,746,055

5.00%, 01/01/2037 to 01/01/2040	417,957	440,758

4.50%, 01/01/2040 to 08/01/2041	2,068,747	2,122,781

ARM, 2.13% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	1,143,228	1,176,856

2.69% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	1,071,305	1,100,501

1.81% (1 yr. USD LIBOR + 1.56%), 10/01/2036(a)	532,132	545,579

2.16% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	52,714	54,441

2.28% (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	216,178	224,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
2.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(a)	$18,095	$18,533

2.87% (1 yr. USD LIBOR + 1.84%), 07/01/2038(a)	319,845	330,280

2.32% (1 yr. USD LIBOR + 1.78%), 06/01/2043(a)	358,361	366,672

2.90%, 01/01/2048(d)	1,314,020	1,310,704

		36,159,793

Federal National Mortgage Association (FNMA)–14.48%
7.00%, 08/01/2022 to 03/01/2036	607,744	632,869

6.00%, 09/01/2022 to 10/01/2038	567,168	616,031

7.50%, 11/01/2022 to 08/01/2037	1,755,598	1,874,252

5.50%, 11/01/2023 to 05/01/2035	648,355	695,389

6.50%, 12/01/2023 to 11/01/2037	743,370	787,964

6.75%, 07/01/2024	24,810	26,036

8.50%, 09/01/2024 to 08/01/2037	242,044	261,048

4.50%, 11/01/2024 to 08/01/2041	2,063,236	2,124,907

6.95%, 10/01/2025	6,162	6,203

0.50%, 11/07/2025	4,000,000	3,673,592

8.00%, 09/01/2026 to 10/01/2037	1,019,387	1,113,521

3.50%, 05/01/2027 to 08/01/2027	1,266,314	1,265,665

0.75%, 10/08/2027	6,000,000	5,310,257

3.59%, 10/01/2028	4,000,000	4,029,641

3.00%, 12/01/2031 to 03/01/2050	6,088,713	5,902,470

5.00%, 08/01/2033 to 12/01/2033	127,841	129,675

2.50%, 12/01/2034 to 07/01/2035	12,488,589	11,971,291

2.00%, 09/01/2035 to 01/01/2051	8,314,683	7,492,923

4.00%, 09/01/2043 to 12/01/2048	5,226,571	5,247,568

ARM, 2.57% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	908,973	943,841

2.77% (1 yr. U.S. Treasury Yield Curve Rate + 2.19%), 05/01/2035(a)	68,659	70,944

2.34% (1 yr. USD LIBOR + 1.70%), 03/01/2038(a)	16,649	17,080

2.25% (1 yr. USD LIBOR + 1.77%), 02/01/2042(a)	160,212	159,650

1.77% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	342,687	345,936

1.95% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	341,767	346,831

		55,045,584

	Principal Amount	Value

Government National Mortgage Association (GNMA)–12.59%
7.50%, 11/15/2022 to 10/15/2035	$705,199	$749,449

8.00%, 01/15/2023 to 01/15/2037	512,961	547,016

7.00%, 09/15/2023 to 12/15/2036	342,977	356,939

6.50%, 12/15/2023 to 09/15/2034	1,274,410	1,336,223

6.00%, 01/16/2025 to 08/15/2033	238,054	250,350

5.00%, 02/15/2025	35,564	36,863

6.95%, 08/20/2025 to 09/20/2026	40,676	40,756

6.38%, 10/20/2027 to 12/20/2027	60,736	62,432

6.10%, 12/20/2033	2,047,977	2,221,876

5.69%, 08/20/2034(b)	507,132	538,165

8.50%, 10/15/2036 to 01/15/2037	113,327	116,547

5.90%, 01/20/2039(b)	1,870,813	2,003,729

2.31% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	486,305	492,598

2.30% (1 mo. USD LIBOR + 0.70%), 05/20/2040(a)	1,000,298	1,009,658

4.51%, 07/20/2041(b)	287,613	294,529

1.98%, 09/20/2041	1,076,340	1,093,432

1.85% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	12,840	12,746

3.50%, 10/20/2042 to 06/20/2050	6,183,597	6,103,431

1.36% (1 mo. USD LIBOR + 0.30%), 08/20/2047(a)	1,917,447	1,899,925

2.50%, 07/20/2049	3,279,548	3,114,350

3.00%, 10/20/2049 to 11/20/2049	5,899,941	5,576,072

Series 2019-29, Class PE, 3.00%, 10/20/2048	1,882,734	1,838,597

Series 2019-52, Class JL, 3.00%, 11/20/2048	2,203,139	2,135,406

Series 2019-30, Class MA, 3.50%, 03/20/2049	398,553	389,143

TBA, 3.00%, 07/01/2052(e)	5,490,000	5,177,327

4.00%, 07/01/2052(e)	3,840,000	3,824,325

4.50%, 07/01/2052(e)	3,800,000	3,857,000

Series 2020-137, Class A, 1.50%, 04/16/2062	3,201,670	2,785,752

		47,864,636

Uniform Mortgage-Backed Securities–5.03%
TBA, 4.50%, 07/01/2052(e)	10,210,000	10,251,877

4.00%, 08/01/2052(e)	9,000,000	8,862,363

		19,114,240

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $213,556,979)		204,202,867

U.S. Treasury Securities–33.21%
U.S. Treasury Bills–0.21%(f)(g)
1.46% - 2.10%, 11/17/2022	806,000	799,632

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

U.S. Treasury Bonds–1.18%
5.38%, 02/15/2031	$3,800,000	$4,477,469

U.S. Treasury Notes–31.82%
2.00%, 11/30/2022	2,700,000	2,695,837

0.13% - 2.38%, 01/31/2023	7,557,000	7,476,353

0.13%, 02/28/2023	5,557,000	5,462,754

1.63%, 04/30/2023	4,000,000	3,959,693

2.75%, 05/31/2023	6,300,000	6,291,915

1.63%, 10/31/2023	625,000	614,331

2.63%, 12/31/2023	1,900,000	1,890,834

0.25%, 03/15/2024	7,000,000	6,684,727

0.25%, 05/15/2024	3,000,000	2,851,758

2.00%, 05/31/2024(h)	2,500,000	2,455,078

2.25%, 11/15/2024	5,200,000	5,113,570

2.13%, 05/15/2025	5,480,000	5,347,067

2.25%, 11/15/2025	8,300,000	8,086,664

0.38% - 2.88%, 11/30/2025	11,500,000	10,708,086

0.38%, 12/31/2025	7,000,000	6,380,254

0.88%, 06/30/2026	7,000,000	6,426,875

1.50%, 08/15/2026	8,550,000	8,031,656

1.13%, 02/28/2027	9,159,000	8,393,007

2.38%, 05/15/2027	1,000,000	968,281

0.50%, 06/30/2027	1,900,000	1,675,006

2.25%, 11/15/2027	2,900,000	2,780,941

2.75%, 02/15/2028	1,900,000	1,867,270

1.25%, 06/30/2028	4,500,000	4,048,770

2.88%, 08/15/2028	8,000,000	7,904,375

2.38%, 05/15/2029	2,600,000	2,491,176

1.63%, 08/15/2029	400,000	364,281

		120,970,559

Total U.S. Treasury Securities (Cost $133,190,327)		126,247,660

Asset-Backed Securities–9.29%(i)
Angel Oak Mortgage Trust, Series 2020-6, Class A2, 1.52%, 05/25/2065(b)(j)	809,332	774,954

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.90%, 09/15/2048(k)	13,212,934	265,102

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 2.83%, 01/25/2035(b)	227,985	221,536

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(j)	1,067,563	980,487

Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(j)	1,362,794	1,265,158

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(j)	268,299	265,120

Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(j)	4,517,391	3,932,376

FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55%, 02/25/2039(b)	3,101,930	3,067,589

GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(j)(l)	3,154,210	3,121,104

Mello Mortgage Capital Acceptance Trust, Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(j)	548,956	500,524

MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	4,726,656	4,298,425

	Principal Amount	Value

New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 2.37% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(j)	$1,378,795	$1,352,840

Series 2020-NQM1, Class A3, 2.77%, 01/26/2060(b)(j)	1,252,415	1,191,388

NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.85%, 07/15/2026(j)	2,000,000	1,871,392

SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(j)	3,682,583	3,258,989

SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(j)	2,328,537	2,162,195

Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	1,843,547	1,722,201

Textainer Marine Containers VII Ltd., Series 2021-2A, Class B, 2.82%, 04/20/2046(j)	3,626,667	3,189,707

Textainer Marine Containers VIII Ltd., Series 2020-3A, Class A, 2.11%, 09/20/2045(j)	2,098,512	1,890,587

Total Asset-Backed Securities (Cost $38,330,834)		35,331,674

Certificates of Deposit–4.73%
Diversified Banks–4.73%
Canadian Imperial Bank of Commerce (Canada), 1.75% (SOFR + 0.25%), 02/21/2023(a)	10,000,000	9,982,621

Svenska Handelsbanken AB (Sweden), 1.77% (SOFR + 0.23%), 11/30/2022(a)	8,000,000	7,991,846

		17,974,467

U.S. Government Sponsored Agency Securities–4.08%
Federal Home Loan Bank (FHLB)–3.56%
Federal Home Loan Bank, 0.50%, 04/14/2025	14,500,000	13,520,733

Independent Power Producers & Energy Traders–0.52%
Tennessee Valley Authority, 1.88%, 08/15/2022	2,000,000	1,999,639

Total U.S. Government Sponsored Agency Securities (Cost $16,507,687)		15,520,372

Agency Credit Risk Transfer Notes–1.16%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C02, Class 1M2, 5.62% (1 mo. USD LIBOR + 4.00%), 05/25/2025(a)	920,146	925,726

Series 2022-R03, Class 1M1, 3.03% (30 Day Average SOFR + 2.10%), 03/25/2042(a)(j)	2,365,578	2,325,452

Freddie Mac, Series 2021-DNA3, Class M2, STACR®, 3.03% (30 Day Average SOFR + 2.10%), 10/25/2033(a)(j)	1,240,000	1,149,554

Total Agency Credit Risk Transfer Notes (Cost $4,486,924)		4,400,732

U.S. Dollar Denominated Bonds & Notes–1.04%
Sovereign Debt–1.04%
Israel Government AID Bond, 5.13%, 11/01/2024 (Cost $3,806,595)	3,800,000	3,939,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Shares	Value

Money Market Funds–0.87%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(m)(n) (Cost $3,296,196)	3,296,196	$3,296,196

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–108.10% (Cost $431,175,542)		410,913,854

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.65%
Invesco Private Government Fund, 1.38%(m)(n)(o)	694,654	694,654

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 1.66%(m)(n)(o)	1,786,254	$1,786,254

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,480,908)		2,480,908

TOTAL INVESTMENTS IN SECURITIES–108.75% (Cost $433,656,450)		413,394,762

OTHER ASSETS LESS LIABILITIES–(8.75)%		(33,246,526)

NET ASSETS–100.00%		$380,148,236

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2022.
(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2022.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1L.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of this security was out on loan at June 30, 2022.
(i)	Non-U.S. government sponsored securities.
(j)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $35,252,453, which represented 9.27% of the Fund’s Net Assets.

(k)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2022.

(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,539,293	$ 41,561,660	$ (48,804,757)	$-	$ -	$3,296,196	$ 4,519
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	35,828,408	(35,133,754)	-	-	694,654	2,125*
Invesco Private Prime Fund	-	49,140,367	(47,354,133)	-	20	1,786,254	4,880*
Total	$10,539,293	$126,530,435	$(131,292,644)	$-	$20	$5,777,104	$11,524

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	262	September-2022	$55,024,094	$(310,008)	$(310,008)

U.S. Treasury 5 Year Notes	251	September-2022	28,174,750	(254,797)	(254,797)

U.S. Treasury 10 Year Notes	199	September-2022	23,587,719	(297,820)	(297,820)

U.S. Treasury 10 Year Ultra Notes	72	September-2022	9,171,000	(137,945)	(137,945)

Subtotal–Long Futures Contracts				(1,000,570)	(1,000,570)

Short Futures Contracts

Interest Rate Risk

U.S. Treasury Long Bonds	120	September-2022	(16,635,000)	262,500	262,500

U.S. Treasury Ultra Bonds	10	September-2022	(1,543,438)	44,087	44,087

Subtotal–Short Futures Contracts				306,587	306,587

Total Futures Contracts				$(693,983)	$(693,983)

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2022

U.S. Government Sponsored Agency Mortgage-Backed Securities	49.40%

U.S. Treasury Securities	30.54

Asset-Backed Securities	8.55

Certificates of Deposit	4.35

U.S. Government Sponsored Agency Securities	3.75

Agency Credit Risk Transfer Notes	1.06

U.S. Dollar Denominated Bonds & Notes	0.95

Money Market Funds	1.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $427,879,346)*	$407,617,658

Investments in affiliated money market funds, at value (Cost $5,777,104)	5,777,104

Other investments:
Variation margin receivable - futures contracts	359,652

Cash	14,089

Receivable for:
TBA sales commitment	8,900,500

Fund shares sold	40,526

Dividends	1,815

Interest	1,027,994

Principal paydowns	255,421

Investment for trustee deferred compensation and retirement plans	169,375

Other assets	252

Total assets	424,164,386

Liabilities:
Payable for:
TBA sales commitment	40,859,781

Fund shares reacquired	243,044

Collateral upon return of securities loaned	2,480,908

Accrued fees to affiliates	200,001

Accrued trustees’ and officers’ fees and benefits	2,523

Accrued other operating expenses	48,142

Trustee deferred compensation and retirement plans	181,751

Total liabilities	44,016,150

Net assets applicable to shares outstanding	$380,148,236

Net assets consist of:
Shares of beneficial interest	$409,931,827

Distributable earnings (loss)	(29,783,591)

$380,148,236

Net Assets:
Series I	$203,873,558

Series II	$176,274,678

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	19,094,927

Series II	16,692,953

Series I:
Net asset value per share	$10.68

Series II:
Net asset value per share	$10.56

*	At June 30, 2022, security with a value of $2,440,345 was on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Interest	$3,978,647

Dividends from affiliated money market funds (includes securities lending income of $2,131)	6,650

Total investment income	3,985,297

Expenses:
Advisory fees	965,885

Administrative services fees	332,458

Custodian fees	12,421

Distribution fees - Series II	231,246

Transfer agent fees	10,675

Trustees’ and officers’ fees and benefits	9,534

Reports to shareholders	1,739

Professional services fees	19,166

Other	3,099

Total expenses	1,586,223

Less: Fees waived	(727)

Net expenses	1,585,496

Net investment income	2,399,801

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,829,384)

Affiliated investment securities	20

Futures contracts	(3,450,544)

(7,279,908)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(24,606,553)

Futures contracts	(789,599)

(25,396,152)

Net realized and unrealized gain (loss)	(32,676,060)

Net increase (decrease) in net assets resulting from operations	$(30,276,259)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$2,399,801	$3,632,319

Net realized gain (loss)	(7,279,908)	(777,077)

Change in net unrealized appreciation (depreciation)	(25,396,152)	(13,171,144)

Net increase (decrease) in net assets resulting from operations	(30,276,259)	(10,315,902)

Distributions to shareholders from distributable earnings:
Series I	–	(5,864,271)

Series II	–	(4,378,930)

Total distributions from distributable earnings	–	(10,243,201)

Share transactions–net:
Series I	(15,809,976)	(10,066,900)

Series II	(6,621,875)	21,041,877

Net increase (decrease) in net assets resulting from share transactions	(22,431,851)	10,974,977

Net increase (decrease) in net assets	(52,708,110)	(9,584,126)

Net assets:
Beginning of period	432,856,346	442,440,472

End of period	$380,148,236	$432,856,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$11.48	$0.07	$(0.87)	$(0.80)	$–	$10.68	(6.97)%	$203,874	0.67	%(d)	0.67	%(d)	1.31	%(d)	85%
Year ended 12/31/21	12.04	0.11	(0.38)	(0.27)	(0.29)	11.48	(2.27)	235,924	0.68		0.68		0.92		170
Year ended 12/31/20	11.61	0.20	0.53	0.73	(0.30)	12.04	6.27	257,369	0.67		0.67		1.64		346
Year ended 12/31/19	11.22	0.25	0.43	0.68	(0.29)	11.61	6.07	251,440	0.68		0.68		2.18		35
Year ended 12/31/18	11.41	0.25	(0.19)	0.06	(0.25)	11.22	0.56	279,476	0.69		0.69		2.25		25
Year ended 12/31/17	11.44	0.22	(0.01)	0.21	(0.24)	11.41	1.87	318,298	0.70		0.70		1.97		35
Series II
Six months ended 06/30/22	11.37	0.06	(0.87)	(0.81)	–	10.56	(7.12)	176,275	0.92	(d)	0.92	(d)	1.06	(d)	85
Year ended 12/31/21	11.92	0.08	(0.37)	(0.29)	(0.26)	11.37	(2.43)	196,932	0.93		0.93		0.67		170
Year ended 12/31/20	11.50	0.17	0.52	0.69	(0.27)	11.92	5.97	185,071	0.92		0.92		1.39		346
Year ended 12/31/19	11.12	0.22	0.42	0.64	(0.26)	11.50	5.75	174,828	0.93		0.93		1.93		35
Year ended 12/31/18	11.31	0.22	(0.19)	0.03	(0.22)	11.12	0.29	191,725	0.94		0.94		2.00		25
Year ended 12/31/17	11.33	0.19	(0.00)	0.19	(0.21)	11.31	1.72	207,086	0.95		0.95		1.72		35

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

Invesco V.I. Government Securities Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation–Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or

Invesco V.I. Government Securities Fund

delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

M.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

N.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

O.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.500%

Over $250 million	0.450%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $727.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of

Invesco V.I. Government Securities Fund

master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $31,158 for accounting and fund administrative services and was reimbursed $301,300 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Sponsored Agency Mortgage-Backed Securities	$–	$204,202,867	$–	$204,202,867

U.S. Treasury Securities	–	126,247,660	–	126,247,660

Asset-Backed Securities	–	35,331,674	–	35,331,674

Certificates of Deposit	–	17,974,467	–	17,974,467

U.S. Government Sponsored Agency Securities	–	15,520,372	–	15,520,372

Agency Credit Risk Transfer Notes	–	4,400,732	–	4,400,732

U.S. Dollar Denominated Bonds & Notes	–	3,939,886	–	3,939,886

Money Market Funds	3,296,196	2,480,908	–	5,777,104

Total Investments in Securities	3,296,196	410,098,566	–	413,394,762

Other Investments - Assets*

Futures Contracts	306,587	–	–	306,587

Other Investments - Liabilities*

Futures Contracts	(1,000,570)	–	–	(1,000,570)

Total Other Investments	(693,983)	–	–	(693,983)

Total Investments	$2,602,213	$410,098,566	$–	$412,700,779

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco V.I. Government Securities Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Interest
Derivative Assets	Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$306,587

Derivatives not subject to master netting agreements	(306,587)

Total Derivative Assets subject to master netting agreements	$–

Value
Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(1,000,570)

Derivatives not subject to master netting agreements	1,000,570

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest
Rate Risk

Realized Gain (Loss):
Futures contracts	$(3,450,544)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(789,599)

Total	$(4,240,143)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$128,594,870

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Government Securities Fund

The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$6,527,954	$2,530,574	$9,058,528

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $1,999,967 and $5,941,042, respectively. Cost of investments, including any derivatives, on a tax basis includes    the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,687,135

Aggregate unrealized (depreciation) of investments	(24,136,395)

Net unrealized appreciation (depreciation) of investments	$(22,449,260)

Cost of investments for tax purposes is $435,150,039.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	1,056,727	$11,722,238	2,991,166	$35,652,293

Series II	358,519	3,957,318	2,806,873	33,046,504

Issued as reinvestment of dividends:
Series I	-	-	508,610	5,864,271

Series II	-	-	383,444	4,378,930

Reacquired:
Series I	(2,506,587)	(27,532,214)	(4,339,665)	(51,583,464)

Series II	(983,458)	(10,579,193)	(1,394,975)	(16,383,557)

Net increase (decrease) in share activity	(2,074,799)	$(22,431,851)	955,453	$10,974,977

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Government Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$930.30	$3.21	$1,021.47	$3.36	0.67%
Series II	1,000.00	928.80	4.40	1,020.23	4.61	0.92

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

  As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

  The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

  The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

  The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Bloomberg Intermediate U.S. Government Index (Index). The Board noted that performance of Series II shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one year period, equal to the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the

Invesco V.I. Government Securities Fund

five year period. The Board considered that the Fund’s overweight exposure to duration at the short end of the yield curve detracted from relative short-term performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

  The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

  The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

  The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Government Securities Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Growth and Income Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIGRI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-13.25%
Series II Shares	-13.40
S&P 500 Index▼ (Broad Market Index)	-19.96
Russell 1000 Value Index▼ (Style-Specific Index)	-12.86
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	-12.68

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (12/23/96)	8.48%
10 Years	9.94
5 Years	6.17
1 Year	-6.75

Series II Shares
Inception (9/18/00)	6.55%
10 Years	9.66
5 Years	5.89
1 Year	-7.03

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Growth and Income Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Growth and Income Fund (renamed Invesco V.I. Growth and Income Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Growth and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Growth and Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Growth and Income Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.41%
Aerospace & Defense–4.00%

General Dynamics Corp.(b)	22,374	$ 4,950,248

Raytheon Technologies Corp.	222,651	21,398,988

Textron, Inc.	291,235	17,785,721

		44,134,957

Apparel Retail–1.58%

TJX Cos., Inc. (The)	312,825	17,471,276

Application Software–0.77%

Splunk, Inc.(c)	95,520	8,449,699

Automobile Manufacturers–2.39%

General Motors Co.(c)	828,969	26,328,055

Building Products–1.60%

Johnson Controls International PLC	369,611	17,696,976

Cable & Satellite–2.79%

Charter Communications, Inc., Class A(c)	28,273	13,246,748

Comcast Corp., Class A	447,920	17,576,381

		30,823,129

Casinos & Gaming–0.90%

Las Vegas Sands Corp.(c)	294,400	9,888,896

Communications Equipment–1.79%

Cisco Systems, Inc.	463,054	19,744,623

Construction & Engineering–1.09%

Quanta Services, Inc.(b)	95,852	12,014,090

Consumer Finance–1.52%

American Express Co.	120,875	16,755,693

Data Processing & Outsourced Services–2.04%

Fiserv, Inc.(c)	123,096	10,951,851

PayPal Holdings, Inc.(c)	164,889	11,515,848

		22,467,699

Distillers & Vintners–1.47%

Diageo PLC (United Kingdom)	376,504	16,243,067

Diversified Banks–6.04%

Bank of America Corp.	867,241	26,997,213

Wells Fargo & Co.	1,011,031	39,602,084

		66,599,297

Electric Utilities–2.00%

American Electric Power Co., Inc.	105,213	10,094,135

Exelon Corp.(b)	156,668	7,100,194

FirstEnergy Corp.	126,452	4,854,492

		22,048,821

Electrical Components & Equipment–0.87%

Emerson Electric Co.	120,353	9,572,878

Electronic Manufacturing Services–0.86%

TE Connectivity Ltd. (Switzerland)	84,423	9,552,462

	Shares	Value
Fertilizers & Agricultural Chemicals–1.78%

Corteva, Inc.	362,369	$ 19,618,658

Food Distributors–1.98%

Sysco Corp.(b)	150,030	12,709,041

US Foods Holding Corp.(c)	298,294	9,151,660

		21,860,701

Gold–0.72%

Barrick Gold Corp. (Canada)	446,486	7,898,337

Health Care Distributors–1.52%

McKesson Corp.	51,534	16,810,906

Health Care Equipment–2.65%

Medtronic PLC	219,961	19,741,500

Zimmer Biomet Holdings, Inc.	90,898	9,549,744

		29,291,244

Health Care Facilities–0.95%

Universal Health Services, Inc., Class B	103,846	10,458,331

Health Care Services–3.28%

Cigna Corp.	86,852	22,887,239

CVS Health Corp.	143,458	13,292,818

		36,180,057

Hotels, Resorts & Cruise Lines–1.23%

Booking Holdings, Inc.(c)	7,790	13,624,632

Industrial Machinery–1.50%

Parker-Hannifin Corp.(b)	67,147	16,521,519

Insurance Brokers–1.22%

Willis Towers Watson PLC	68,014	13,425,283

Integrated Oil & Gas–2.35%

Chevron Corp.	178,937	25,906,499

Internet & Direct Marketing Retail–1.17%

Amazon.com, Inc.(c)	121,153	12,867,660

Investment Banking & Brokerage–4.50%

Charles Schwab Corp. (The)	236,428	14,937,521

Goldman Sachs Group, Inc. (The)	66,350	19,707,277

Morgan Stanley	197,224	15,000,857

		49,645,655

IT Consulting & Other Services–2.83%

Cognizant Technology Solutions Corp., Class A	461,839	31,169,514

Managed Health Care–2.55%

Centene Corp.(c)	189,231	16,010,835

Elevance Health, Inc.	25,130	12,127,235

		28,138,070

Movies & Entertainment–1.37%

Walt Disney Co. (The)(c)	159,794	15,084,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

	Shares	Value
Multi-line Insurance–2.66%

American International Group, Inc.	573,748	$ 29,335,735

Oil & Gas Exploration & Production–7.07%

Canadian Natural Resources Ltd. (Canada)(b)	229,519	12,333,615

ConocoPhillips	365,610	32,835,434

Devon Energy Corp.	324,660	17,892,013

Pioneer Natural Resources Co.(b)	66,751	14,890,813

		77,951,875

Other Diversified Financial Services–0.75%

Voya Financial, Inc.(b)	138,475	8,243,417

Pharmaceuticals–7.80%

Bristol-Myers Squibb Co.	265,951	20,478,227

GSK PLC	596,766	12,831,907

Johnson & Johnson	67,097	11,910,389

Merck & Co., Inc.	265,377	24,194,421

Sanofi (France)	164,180	16,602,814

		86,017,758

Railroads–1.75%

CSX Corp.	663,559	19,283,025

Real Estate Services–2.31%

CBRE Group, Inc., Class A(c)	346,421	25,500,050

Regional Banks–2.49%

Citizens Financial Group, Inc.	524,137	18,706,449

PNC Financial Services Group, Inc. (The)	55,492	8,754,973

		27,461,422

Semiconductor Equipment–0.68%

Lam Research Corp.	17,666	7,528,366

Semiconductors–3.46%

Intel Corp.	394,236	14,748,368

NXP Semiconductors N.V. (China)	73,161	10,830,023

QUALCOMM, Inc.	98,370	12,565,784

		38,144,175

	Shares	Value

Tobacco–1.83%
Philip Morris International, Inc. (Switzerland)	204,711	$20,213,164

Trading Companies & Distributors–1.34%
Ferguson PLC	133,149	14,740,926

Wireless Telecommunication Services–1.96%
T-Mobile US, Inc.(c)	160,786	21,632,148

Total Common Stocks & Other Equity Interests (Cost $822,652,689)		1,074,345,299

Money Market Funds–1.90%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	7,321,760	7,321,760

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	5,225,463	5,224,941

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	8,367,726	8,367,726

Total Money Market Funds (Cost $20,914,427)		20,914,427

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.31% (Cost $843,567,116)		1,095,259,726

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.58%
Invesco Private Government Fund, 1.38%(d)(e)(f)	20,315,089	20,315,089

Invesco Private Prime Fund, 1.66%(d)(e)(f)	52,238,800	52,238,800

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,555,156)		72,553,889

TOTAL INVESTMENTS IN SECURITIES–105.89% (Cost $916,122,272)		1,167,813,615

OTHER ASSETS LESS LIABILITIES–(5.89)%		(64,909,965)

NET ASSETS–100.00%		$1,102,903,650

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,116,205	$119,319,900	$(123,114,345)	$-	$-	$7,321,760	$15,119
Invesco Liquid Assets Portfolio, Institutional Class	6,630,010	85,228,500	(86,631,945)	-	(1,624)	5,224,941	10,114
Invesco Treasury Portfolio, Institutional Class	12,704,234	136,365,600	(140,702,108)	-	-	8,367,726	13,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$ 3,298,019	$210,247,284	$(193,230,214)	$-	$-	$20,315,089	$ 30,710*
Invesco Private Prime Fund	7,695,376	441,135,096	(396,585,614)	(1,267)	(4,791)	52,238,800	90,626*
Total	$41,443,844	$992,296,380	$(940,264,226)	$(1,267)	$(6,415)	$93,468,316	$160,044

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

07/01/2022	Bank of New York Mellon (The)	EUR	12,901,521	USD	13,832,456	$312,307

07/01/2022	Bank of New York Mellon (The)	GBP	18,261,227	USD	22,821,147	591,750

07/29/2022	Bank of New York Mellon (The)	CAD	11,120,195	USD	8,659,111	20,211

07/29/2022	Bank of New York Mellon (The)	EUR	12,263,015	USD	12,954,170	82,959

07/29/2022	Bank of New York Mellon (The)	GBP	18,191,102	USD	22,238,040	85,070

07/01/2022	State Street Bank & Trust Co.	EUR	938,420	USD	994,765	11,349

07/01/2022	State Street Bank & Trust Co.	GBP	1,453,901	USD	1,792,674	22,840

07/01/2022	State Street Bank & Trust Co.	USD	528,712	EUR	506,085	1,640

07/01/2022	State Street Bank & Trust Co.	USD	725,033	GBP	596,235	764

07/05/2022	State Street Bank & Trust Co.	CAD	15,725,336	USD	12,305,493	88,792

07/05/2022	State Street Bank & Trust Co.	USD	3,011,904	CAD	3,905,838	22,464

07/29/2022	State Street Bank & Trust Co.	CAD	712,657	USD	555,081	1,442

07/29/2022	State Street Bank & Trust Co.	GBP	27,335	USD	33,430	142

07/29/2022	State Street Bank & Trust Co.	USD	224,481	CAD	289,195	185

Subtotal–Appreciation						1,241,915

Currency Risk

07/01/2022	Bank of New York Mellon (The)	USD	12,931,349	EUR	12,263,014	(80,323)

07/01/2022	Bank of New York Mellon (The)	USD	22,229,527	GBP	18,191,102	(85,493)

07/05/2022	Bank of New York Mellon (The)	USD	8,659,914	CAD	11,120,195	(20,856)

07/01/2022	State Street Bank & Trust Co.	USD	1,139,555	EUR	1,070,842	(17,368)

07/01/2022	State Street Bank & Trust Co.	USD	1,157,150	GBP	927,791	(27,750)

07/05/2022	State Street Bank & Trust Co.	CAD	451,004	USD	349,056	(1,320)

07/05/2022	State Street Bank & Trust Co.	USD	909,382	CAD	1,150,307	(15,731)

07/29/2022	State Street Bank & Trust Co.	CAD	531,911	USD	412,532	(691)

Subtotal–Depreciation						(249,532)

Total Forward Foreign Currency Contracts						$992,383

Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Financials	19.17%

Health Care	18.76

Information Technology	12.43

Industrials	12.15

Energy	9.42

Consumer Discretionary	7.27

Communication Services	6.12

Consumer Staples	5.29

Materials	2.49

Real Estate	2.31

Utilities	2.00

Money Market Funds Plus Other Assets Less Liabilities	2.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $822,652,689)*	$1,074,345,299

Investments in affiliated money market funds, at value (Cost $93,469,583)	93,468,316

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,241,915

Cash	405,491

Foreign currencies, at value (Cost $542)	532

Receivable for:
Investments sold	1,400,793

Fund shares sold	5,434,349

Dividends	2,350,979

Investment for trustee deferred compensation and retirement plans	176,535

Other assets	945

Total assets	1,178,825,154

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	249,532

Payable for:
Investments purchased	1,760,486

Fund shares reacquired	386,285

Collateral upon return of securities loaned	72,555,156

Accrued fees to affiliates	729,055

Accrued trustees’ and officers’ fees and benefits	3,662

Accrued other operating expenses	41,058

Trustee deferred compensation and retirement plans	196,270

Total liabilities	75,921,504

Net assets applicable to shares outstanding	$1,102,903,650

Net assets consist of:
Shares of beneficial interest	$653,877,882

Distributable earnings	449,025,768

$1,102,903,650

Net Assets:
Series I	$158,041,084

Series II	$944,862,566

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,688,433

Series II	46,103,204

Series I:
Net asset value per share	$20.56

Series II:
Net asset value per share	$20.49

*	At June 30, 2022, securities with an aggregate value of $59,846,009 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $187,482)	$15,117,923

Dividends from affiliated money market funds (includes securities lending income of $42,837)	81,545

Total investment income	15,199,468

Expenses:
Advisory fees	4,155,589

Administrative services fees	1,219,969

Custodian fees	12,890

Distribution fees - Series II	1,609,677

Transfer agent fees	41,424

Trustees’ and officers’ fees and benefits	13,307

Reports to shareholders	1,515

Professional services fees	20,971

Other	8,321

Total expenses	7,083,663

Less: Fees waived	(10,346)

Net expenses	7,073,317

Net investment income	8,126,151

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	96,522,672

Affiliated investment securities	(6,415)

Foreign currencies	(22,250)

Forward foreign currency contracts	2,630,239

99,124,246

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(298,370,796)

Affiliated investment securities	(1,267)

Foreign currencies	(14,800)

Forward foreign currency contracts	1,802,662

(296,584,201)

Net realized and unrealized gain (loss)	(197,459,955)

Net increase (decrease) in net assets resulting from operations	$(189,333,804)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income	$8,126,151	$15,846,582

Net realized gain	99,124,246	208,212,387

Change in net unrealized appreciation (depreciation)	(296,584,201)	188,685,208

Net increase (decrease) in net assets resulting from operations	(189,333,804)	412,744,177

Distributions to shareholders from distributable earnings:
Series I	–	(2,756,581)

Series II	–	(19,533,376)

Total distributions from distributable earnings	–	(22,289,957)

Share transactions–net:
Series I	(4,193,733)	(11,294,653)

Series II	(365,660,740)	(290,467,980)

Net increase (decrease) in net assets resulting from share transactions	(369,854,473)	(301,762,633)

Net increase (decrease) in net assets	(559,188,277)	88,691,587

Net assets:
Beginning of period	1,662,091,927	1,573,400,340

End of period	$1,102,903,650	$1,662,091,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$23.70	$0.15		$(3.29)	$(3.14)	$–	$–	$–	$20.56	(13.25)%	$158,041	0.75	%(d)	0.75	%(d)	1.32	%(d)	12%
Year ended 12/31/21	18.72	0.26		5.07	5.33	(0.35)	–	(0.35)	23.70	28.51	186,508	0.74		0.74		1.17		29
Year ended 12/31/20	19.09	0.31		(0.01)	0.30	(0.39)	(0.28)	(0.67)	18.72	2.09	157,478	0.75		0.75		1.90		46
Year ended 12/31/19	17.51	0.37		3.84	4.21	(0.38)	(2.25)	(2.63)	19.09	25.19	187,097	0.73		0.74		1.91		62
Year ended 12/31/18	22.70	0.36		(2.95)	(2.59)	(0.47)	(2.13)	(2.60)	17.51	(13.38)	166,306	0.75		0.75		1.63		32
Year ended 12/31/17	21.05	0.41	(e)	2.52	2.93	(0.34)	(0.94)	(1.28)	22.70	14.32	187,254	0.76		0.76		1.90	(e)	17
Series II
Six months ended 06/30/22	23.66	0.12		(3.29)	(3.17)	–	–	–	20.49	(13.40)	944,863	1.00	(d)	1.00	(d)	1.07	(d)	12
Year ended 12/31/21	18.70	0.20		5.07	5.27	(0.31)	–	(0.31)	23.66	28.19	1,475,584	0.99		0.99		0.92		29
Year ended 12/31/20	19.06	0.27		(0.01)	0.26	(0.34)	(0.28)	(0.62)	18.70	1.85	1,415,923	1.00		1.00		1.65		46
Year ended 12/31/19	17.48	0.32		3.83	4.15	(0.32)	(2.25)	(2.57)	19.06	24.85	1,513,105	0.98		0.99		1.66		62
Year ended 12/31/18	22.66	0.30		(2.95)	(2.65)	(0.40)	(2.13)	(2.53)	17.48	(13.59)	1,085,260	1.00		1.00		1.38		32
Year ended 12/31/17	21.02	0.36	(e)	2.51	2.87	(0.29)	(0.94)	(1.23)	22.66	14.04	1,823,085	1.01		1.01		1.65	(e)	17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.30 and 1.42%, and $0.25 and 1.17%, for Series I and Series II, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek long-term growth of capital and income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Growth and Income Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $1,414 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. Growth and Income Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.600%

Over $500 million	0.550%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $10,346.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $121,170 for accounting and fund administrative services and was reimbursed $1,098,799 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as

Distribution fees.

Invesco V.I. Growth and Income Fund

For the six months ended June 30, 2022, the Fund incurred $22,799 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,028,667,511	$45,677,788	$–	$1,074,345,299

Money Market Funds	20,914,427	72,553,889	–	93,468,316

Total Investments in Securities	1,049,581,938	118,231,677	–	1,167,813,615

Other Investments - Assets*

Forward Foreign Currency Contracts	–	1,241,915	–	1,241,915

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(249,532)	–	(249,532)

Total Other Investments	–	992,383	–	992,383

Total Investments	$1,049,581,938	$119,224,060	$–	$1,168,805,998

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$1,241,915

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$1,241,915

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(249,532)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(249,532)

Invesco V.I. Growth and Income Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2022.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$1,092,297	$(186,672)	$905,625	$–	$–	$905,625

State Street Bank & Trust Co.	149,618	(62,860)	86,758	–	–	86,758

Total	$1,241,915	$(249,532)	$992,383	$–	$–	$992,383

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Currency
Risk
Realized Gain:
Forward foreign currency contracts	$2,630,239
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,802,662
Total	$4,432,901

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts
Average notional value	$72,427,294

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

Invesco V.I. Growth and Income Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $169,745,303 and $540,867,685, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$274,934,131

Aggregate unrealized (depreciation) of investments	(54,723,893)

Net unrealized appreciation of investments	$220,210,238

Cost of investments for tax purposes is $948,595,760.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	305,715	$7,023,759	877,576	$19,495,913

Series II	2,874,737	67,253,404	312,619	6,923,841

Issued as reinvestment of dividends:
Series I	-	-	118,207	2,756,581

Series II	-	-	838,702	19,533,376

Reacquired:
Series I	(485,175)	(11,217,492)	(1,540,514)	(33,547,147)

Series II	(19,127,269)	(432,914,144)	(14,516,749)	(316,925,197)

Net increase (decrease) in share activity	(16,431,992)	$(369,854,473)	(13,910,159)	$(301,762,633)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$867.50	$3.47	$1,021.08	$3.76	0.75%
Series II	1,000.00	866.00	4.63	1,019.84	5.01	1.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Growth and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period(the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the three year period and below the

Invesco V.I. Growth and Income Fund

performance of the Index for the five year period. The Board noted that periods of heightened risk aversion during 2018 and 2020 created a challenging market environment for funds with a procyclical bias, such as the Fund, which negatively impacted the Fund’s longer-term performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021. The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated

Invesco V.I. Growth and Income Fund

securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers. The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Growth and Income Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Health Care Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	I-VIGHC-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-18.08%
Series II Shares	-18.18
MSCI World Index▼ (Broad Market Index)	-20.51
S&P Composite 1500 Health Care Index▼ (Style-Specific Index)	-9.17
Source(s): ▼RIMES Technologies Corp.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The S&P Composite 1500® Health Care Index comprises those companies included in the S&P Composite 1500 that are classified as members of the GICS® Health Care sector.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (5/21/97)	8.38%
10 Years	10.38
5 Years	7.34
1 Year	-12.39
Series II Shares
Inception (4/30/04)	7.65%
10 Years	10.11
5 Years	7.08
1 Year	-12.60

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Health Care Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Health Care Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Health Care Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.59%
Biotechnology–15.95%
AbbVie, Inc.	52,529	$ 8,045,342
Amgen, Inc.	7,785	1,894,090
Arcus Biosciences, Inc.(b)	8,646	219,090
Argenx SE, ADR (Netherlands)(b)	3,251	1,231,739
BioCryst Pharmaceuticals, Inc.(b)	21,108	223,323
Biohaven Pharmaceutical Holding Co. Ltd.(b)	5,357	780,568
Cytokinetics, Inc.(b)	3,097	121,681
Genmab A/S, ADR (Denmark)(b)(c)	26,763	869,530
Gilead Sciences, Inc.	18,892	1,167,715
Halozyme Therapeutics, Inc.(b)	26,022	1,144,968
Horizon Therapeutics PLC(b)	26,145	2,085,325
Incyte Corp.(b)	15,883	1,206,631
Legend Biotech Corp., ADR(b)(c)	8,009	440,495
Natera, Inc.(b)	9,539	338,062
Regeneron Pharmaceuticals, Inc.(b)	7,339	4,338,303
Seagen, Inc.(b)	5,529	978,301
United Therapeutics Corp.(b)	4,734	1,115,520
Veracyte, Inc.(b)	12,162	242,024
Vertex Pharmaceuticals, Inc.(b)	13,158	3,707,793
		30,150,500

Health Care Distributors–2.27%
AmerisourceBergen Corp.	24,525	3,469,797
Henry Schein, Inc.(b)	10,605	813,828
		4,283,625

Health Care Equipment–13.26%
Abbott Laboratories	24,944	2,710,166
AtriCure, Inc.(b)	8,042	328,596
Axonics, Inc.(b)(c)	10,445	591,918
Becton, Dickinson and Co.	6,291	1,550,920
CONMED Corp.	2,128	203,777
DexCom, Inc.(b)	27,413	2,043,091
Edwards Lifesciences Corp.(b)	29,856	2,839,007
Globus Medical, Inc., Class A(b)(c)	18,304	1,027,587
IDEXX Laboratories, Inc.(b)	3,058	1,072,532
Inari Medical, Inc.(b)	12,090	821,999
Insulet Corp.(b)	5,080	1,107,135
Intuitive Surgical, Inc.(b)	16,291	3,269,767
Omnicell, Inc.(b)	2,907	330,671
ResMed, Inc.	2,784	583,610
Shockwave Medical, Inc.(b)(c)	7,493	1,432,437
STERIS PLC	7,937	1,636,212
Stryker Corp.	13,973	2,779,649
Tandem Diabetes Care, Inc.(b)	12,352	731,115
		25,060,189

Health Care Facilities–2.49%
Acadia Healthcare Co., Inc.(b)(c)	15,380	1,040,149
HCA Healthcare, Inc.	5,541	931,221
Surgery Partners, Inc.(b)(c)	32,742	946,899
Tenet Healthcare Corp.(b)	34,111	1,792,874
		4,711,143

	Shares	Value
Health Care Services–2.97%
AMN Healthcare Services, Inc.(b)	8,099	$ 888,541
CVS Health Corp.	41,358	3,832,232
Option Care Health, Inc.(b)(c)	21,224	589,815
Privia Health Group, Inc.(b)	10,479	305,149
		5,615,737

Health Care Supplies–1.20%
Alcon, Inc. (Switzerland)(c)	19,973	1,395,913
Cooper Cos., Inc. (The)	2,787	872,665
		2,268,578

Health Care Technology–1.57%
Certara, Inc.(b)(c)	16,826	361,086
Doximity, Inc., Class A(b)(c)	9,025	314,250
Evolent Health, Inc., Class A(b)(c)	21,018	645,463
Health Catalyst, Inc.(b)(c)	18,125	262,631
Inspire Medical Systems, Inc.(b)(c)	7,580	1,384,639
		2,968,069

Life Sciences Tools & Services–16.37%
Bio-Rad Laboratories, Inc., Class A(b)	1,899	940,005
Bio-Techne Corp.(c)	5,363	1,859,030
Danaher Corp.	28,904	7,327,742
IQVIA Holdings, Inc.(b)	13,523	2,934,356
Lonza Group AG (Switzerland)	1,432	763,577
Maravai LifeSciences Holdings, Inc., Class A(b)	20,915	594,195
Medpace Holdings, Inc.(b)	5,768	863,297
Mettler-Toledo International, Inc.(b)	1,438	1,651,931
Repligen Corp.(b)	13,521	2,195,810
Thermo Fisher Scientific, Inc.	18,279	9,930,615
West Pharmaceutical Services, Inc.	6,221	1,881,044
		30,941,602

Managed Health Care–18.23%
Elevance Health, Inc.	19,181	9,256,367
HealthEquity, Inc.(b)	10,476	643,122
Humana, Inc.	6,455	3,021,392
Molina Healthcare, Inc.(b)	6,464	1,807,399
UnitedHealth Group, Inc.	38,394	19,720,310
		34,448,590

Pharmaceuticals–23.28%
AstraZeneca PLC (United Kingdom)	5,541	726,324
AstraZeneca PLC, ADR (United Kingdom)	94,655	6,253,856
Catalent, Inc.(b)	23,181	2,487,089
Eli Lilly and Co.	36,262	11,757,228
Intra-Cellular Therapies, Inc.(b)	8,996	513,492
Merck & Co., Inc.	49,162	4,482,100
Novo Nordisk A/S, Class B (Denmark)	44,571	4,946,996
Pacira BioSciences, Inc.(b)	4,194	244,510
Pfizer, Inc.	100,210	5,254,010
Roche Holding AG	5,763	1,923,849
Royalty Pharma PLC, Class A(c)	26,168	1,100,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

	Shares	Value
Pharmaceuticals–(continued)
Zoetis, Inc.	25,144	$ 4,322,002
		44,011,559
Total Common Stocks & Other Equity Interests (Cost $147,957,572)		184,459,592

Money Market Funds–3.54%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	2,300,036	2,300,036
Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	1,758,449	1,758,274
Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	2,628,612	2,628,612
Total Money Market Funds (Cost $6,686,613)		6,686,922
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–101.13% (Cost $154,644,185)		191,146,514

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.48%
Invesco Private Government Fund, 1.38%(d)(e)(f)	3,428,884	$3,428,884

Invesco Private Prime Fund, 1.66%(d)(e)(f)	8,817,129	8,817,129

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,246,594)		12,246,013

TOTAL INVESTMENTS IN SECURITIES–107.61% (Cost $166,890,779)		203,392,527

OTHER ASSETS LESS LIABILITIES–(7.61)%		(14,382,197)

NET ASSETS–100.00%		$189,010,330

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 1,179,487	$ 8,329,094	$ (7,208,545)	$ -	$ -	$ 2,300,036	$ 2,267
Invesco Liquid Assets Portfolio, Institutional Class	958,442	5,949,352	(5,148,961)	88	(647)	1,758,274	3,120
Invesco Treasury Portfolio, Institutional Class	1,347,986	9,518,964	(8,238,338)	-	-	2,628,612	3,857
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,022,223	18,673,503	(20,266,843)	-	-	3,428,884	5,866*
Invesco Private Prime Fund	11,718,519	35,320,542	(38,220,459)	(580)	(893)	8,817,129	16,802*
Total	$20,226,657	$77,791,455	$(79,083,146)	$(492)	$(1,540)	$18,932,935	$ 31,912

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2022

United States	89.03%
United Kingdom	3.69
Denmark	3.08
Countries each less than 2% of portfolio	1.79
Money Market Funds Plus Other Assets Less Liabilities	2.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $147,957,572)*	$184,459,592
Investments in affiliated money market funds, at value (Cost $18,933,207)	18,932,935
Cash	138
Foreign currencies, at value (Cost $13,073)	12,505
Receivable for:
Investments sold	454,346
Fund shares sold	25,195
Dividends	194,769
Investment for trustee deferred compensation and retirement plans	53,005
Other assets	132
Total assets	204,132,617

Liabilities:
Payable for:
Investments purchased	2,278,152
Fund shares reacquired	407,862
Collateral upon return of securities loaned	12,246,594
Accrued fees to affiliates	94,955
Accrued trustees’ and officers’ fees and benefits	2,395
Accrued other operating expenses	31,901
Trustee deferred compensation and retirement plans	60,428
Total liabilities	15,122,287
Net assets applicable to shares outstanding	$189,010,330

Net assets consist of:
Shares of beneficial interest	$127,550,292
Distributable earnings	61,460,038
$189,010,330

Net Assets:
Series I	$124,940,025
Series II	$ 64,070,305

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,504,449
Series II	2,477,197
Series I:
Net asset value per share	$ 27.74
Series II:
Net asset value per share	$ 25.86

*	At June 30, 2022, securities with an aggregate value of $12,192,552 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $18,866)	$975,418

Dividends from affiliated money market funds (includes securities lending income of $5,513)	14,757

Total investment income	990,175

Expenses:
Advisory fees	761,428

Administrative services fees	167,988

Custodian fees	4,485

Distribution fees - Series II	86,220

Transfer agent fees	5,502

Trustees’ and officers’ fees and benefits	8,881

Reports to shareholders	1,283

Professional services fees	23,481

Other	2,351

Total expenses	1,061,619

Less: Fees waived	(2,598)

Net expenses	1,059,021

Net investment income (loss)	(68,846)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,720,898)

Affiliated investment securities	(1,540)

Foreign currencies	(356)

(2,722,794)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(40,497,123)

Affiliated investment securities	(492)

Foreign currencies	(6,481)

(40,504,096)

Net realized and unrealized gain (loss)	(43,226,890)

Net increase (decrease) in net assets resulting from operations	$(43,295,736)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income (loss)	$ (68,846)	$ (760,156)

Net realized gain (loss)	(2,722,794)	29,032,173

Change in net unrealized appreciation (depreciation)	(40,504,096)	(1,313,917)

Net increase (decrease) in net assets resulting from operations	(43,295,736)	26,958,100

Distributions to shareholders from distributable earnings:
Series I	–	(16,710,371)

Series II	–	(8,901,270)

Total distributions from distributable earnings	–	(25,611,641)

Share transactions–net:
Series I	(5,143,984)	1,693,474

Series II	(2,742,189)	5,567,811

Net increase (decrease) in net assets resulting from share transactions	(7,886,173)	7,261,285

Net increase (decrease) in net assets	(51,181,909)	8,607,744

Net assets:
Beginning of period	240,192,239	231,584,495

End of period	$189,010,330	$240,192,239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Ratio of		Ratio of
													expenses		expenses
				Net gains									to average		to average net		Ratio of net
				(losses)									net assets		assets without		investment
	Net asset	Net		on securities		Dividends		Distributions					with fee waivers		fee waivers		income
	value,	investment		(both	Total from	from net		from net		Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income		realized and	investment	investment		realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)	operations	income		gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/22	$33.86	$ 0.00		$(6.12)	$(6.12)	$ –		$ –	$ –	$27.74	(18.08)%	$124,940	0.96	%(d)	0.96	%(d)	0.02	%(d)	22%
Year ended 12/31/21	33.69	(0.08)		4.17	4.09	(0.07)		(3.85)	(3.92)	33.86	12.30	158,669	0.97		0.97		(0.25)		55
Year ended 12/31/20	30.23	0.04		4.26	4.30	(0.10)		(0.74)	(0.84)	33.69	14.46	155,598	0.98		0.98		0.13		46
Year ended 12/31/19	23.41	0.08		7.40	7.48	(0.01)		(0.65)	(0.66)	30.23	32.50	149,954	0.97		0.97		0.32		8
Year ended 12/31/18	26.44	0.03	(e)	0.59	0.62	–		(3.65)	(3.65)	23.41	0.90	129,377	1.00		1.00		0.10	(e)	35
Year ended 12/31/17	24.11	(0.02)		3.86	3.84	(0.10)		(1.41)	(1.51)	26.44	15.83	144,038	1.01		1.01		(0.08)		37
Series II
Six months ended 06/30/22	31.62	(0.03)		(5.73)	(5.76)	–		–	–	25.86	(18.22)	64,070	1.21	(d)	1.21	(d)	(0.23	)(d)	22
Year ended 12/31/21	31.70	(0.16)		3.93	3.77	(0.00	)(f)	(3.85)	(3.85)	31.62	12.05	81,524	1.22		1.22		(0.50)		55
Year ended 12/31/20	28.49	(0.03)		4.01	3.98	(0.03)		(0.74)	(0.77)	31.70	14.20	75,986	1.23		1.23		(0.12)		46
Year ended 12/31/19	22.14	0.02		6.98	7.00	–		(0.65)	(0.65)	28.49	32.18	70,763	1.22		1.22		0.07		8
Year ended 12/31/18	25.25	(0.04	)(e)	0.58	0.54	–		(3.65)	(3.65)	22.14	0.62	60,306	1.25		1.25		(0.15	)(e)	35
Year ended 12/31/17	23.07	(0.08)		3.69	3.61	(0.02)		(1.41)	(1.43)	25.25	15.55	67,240	1.26		1.26		(0.33)		37

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.00 and (0.03)%, $(0.07) and (0.28)%, for Series I and Series II shares, respectively.

(f)	Amount represents less than $(0.005) per share.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Health Care Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Health Care Fund

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $2,598.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $15,804 for accounting and fund administrative services and was reimbursed $152,184 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the

Invesco V.I. Health Care Fund

annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $1,309 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$176,098,846	$8,360,746	$–	$184,459,592

Money Market Funds	6,686,922	12,246,013	–	18,932,935

Total Investments	$182,785,768	$20,606,759	$–	$203,392,527

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $43,809,914 and $52,884,941, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$46,762,799

Aggregate unrealized (depreciation) of investments	(10,312,291)

Net unrealized appreciation of investments	$36,450,508

Invesco V.I. Health Care Fund

Cost of investments for tax purposes is $166,942,019.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Series I	270,028	$8,070,048	472,288	$16,102,493

Series II	85,472	2,353,697	247,161	7,991,522

Issued as reinvestment of dividends:
Series I	-	-	499,861	16,710,371

Series II	-	-	285,023	8,901,270

Reacquired:
Series I	(451,117)	(13,214,032)	(904,760)	(31,119,390)

Series II	(186,825)	(5,095,886)	(350,544)	(11,324,981)

Net increase (decrease) in share activity	(282,442)	$(7,886,173)	249,029	$7,261,285

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$819.20	$4.33	$1,020.03	$4.81	0.96%
Series II	1,000.00	818.20	5.45	1,018.79	6.06	1.21

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Health Care Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Composite 1500 Health Care Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period, and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period.

Invesco V.I. Health Care Fund

The Board noted that the Fund underwent a portfolio management change in November 2021. The Board noted that stock selection in certain health care sub-sectors detracted from longer-term Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The

Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending

Invesco V.I. Health Care Fund

activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Health Care Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. High Yield Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VIHYI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-12.62%
Series II Shares	-12.60
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-10.35
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	-14.19
Lipper VUF High Yield Bond Funds Classification Average∎ (Peer Group)	-12.37

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.
The Lipper VUF High Yield Bond Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper High Yield Bond Funds classification.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (5/1/98)	3.66%
10 Years	3.43
5 Years	1.09
1 Year	-11.48
Series II Shares
Inception (3/26/02)	5.42%
10 Years	3.16
5 Years	0.83
1 Year	-11.81

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. High Yield Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. High Yield Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. High Yield Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–91.68%
Advertising–0.76%
Lamar Media Corp.,
4.00%, 02/15/2030	$15,000	$12,620

3.63%, 01/15/2031	1,145,000	938,952

		951,572

Aerospace & Defense–0.56%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	750,000	700,403

Airlines–1.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	1,358,000	1,252,483

Alternative Carriers–0.43%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	678,000	533,003

Aluminum–0.47%
Novelis Corp., 4.75%, 01/30/2030(b)	713,000	593,993

Apparel Retail–1.01%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,793,000	1,262,353

Apparel, Accessories & Luxury Goods–1.29%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	799,000	635,852

Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(b)	331,000	278,305

4.50%, 12/15/2034	974,000	695,426

		1,609,583

Application Software–1.01%
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	1,349,000	1,262,259

Auto Parts & Equipment–1.36%
Clarios Global L.P., 6.75%, 05/15/2025(b)	148,000	146,800

Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	932,000	902,689

Dana, Inc., 5.38%, 11/15/2027	64,000	55,568

NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	717,000	602,588

		1,707,645

Automobile Manufacturers–5.20%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	1,149,000	1,052,627

3.75%, 01/30/2031(b)	1,152,000	925,309

Ford Motor Co.,
3.25%, 02/12/2032	168,000	126,231

4.75%, 01/15/2043	553,000	395,693

	Principal Amount	Value

Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	$204,000	$195,236

3.38%, 11/13/2025	251,000	226,809

4.39%, 01/08/2026	782,000	722,298

4.95%, 05/28/2027	700,000	651,728

5.11%, 05/03/2029	684,000	614,645

4.00%, 11/13/2030	861,000	699,365

J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	941,000	904,597

		6,514,538

Automotive Retail–3.89%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	205,000	178,121

4.63%, 11/15/2029(b)	985,000	815,265

Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,192,000	998,602

LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	1,246,000	951,925

Lithia Motors, Inc., 3.88%, 06/01/2029(b)	1,156,000	984,409

Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	1,204,000	934,491

		4,862,813

Broadcasting–0.47%
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	741,000	591,892

Building Products–0.06%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	83,000	68,349

Cable & Satellite–8.36%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	500,000	488,743

5.13%, 05/01/2027(b)	84,000	79,547

5.00%, 02/01/2028(b)	622,000	576,068

4.75%, 03/01/2030(b)	531,000	455,765

4.50%, 08/15/2030(b)	1,333,000	1,111,033

4.50%, 05/01/2032	467,000	379,711

4.25%, 01/15/2034(b)	847,000	657,251

CSC Holdings LLC,
6.50%, 02/01/2029(b)	945,000	855,338

5.75%, 01/15/2030(b)	503,000	367,306

4.63%, 12/01/2030(b)	500,000	335,888

4.50%, 11/15/2031(b)	391,000	302,751

5.00%, 11/15/2031(b)	200,000	135,118

DISH DBS Corp., 7.38%, 07/01/2028	152,000	103,789

DISH Network Corp., Conv., 3.38%, 08/15/2026	1,216,000	824,448

Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	1,083,000	870,088

Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	1,327,000	1,187,559

4.00%, 07/15/2028(b)	515,000	447,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Cable & Satellite–(continued)
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	$309,000	$245,714

Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	425,000	380,857

VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	793,000	659,839

		10,464,114

Casinos & Gaming–2.04%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(c)	51,959	47,101

Everi Holdings, Inc., 5.00%, 07/15/2029(b)	773,000	654,221

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	785,000	641,058

Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	707,000	603,032

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	770,000	607,584

		2,552,996

Commodity Chemicals–0.71%
Mativ, Inc., 6.88%, 10/01/2026(b)	995,000	886,868

Construction & Engineering–1.02%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	765,000	663,013

Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	709,000	611,912

		1,274,925

Consumer Finance–1.21%
FirstCash, Inc., 5.63%, 01/01/2030(b)	1,046,000	904,916
OneMain Finance Corp.,

7.13%, 03/15/2026	314,000	290,943

3.88%, 09/15/2028	417,000	319,599

		1,515,458

Copper–0.93%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(b)	1,304,000	1,168,097

Data Processing & Outsourced Services–0.52%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	788,000	649,324

Diversified Metals & Mining–0.71%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	369,000	309,321

6.13%, 04/01/2029(b)	712,000	578,422

		887,743

Diversified REITs–1.03%
iStar, Inc.,
4.75%, 10/01/2024	1,093,000	1,030,727

5.50%, 02/15/2026	281,000	263,845

		1,294,572

	Principal Amount	Value

Electric Utilities–0.25%
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	$259,000	$244,058

5.00%, 07/31/2027(b)	70,000	63,780

		307,838

Electrical Components & Equipment–2.15%
EnerSys,
5.00%, 04/30/2023(b)	679,000	674,003

4.38%, 12/15/2027(b)	1,032,000	910,136

Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	842,000	829,849

4.00%, 04/15/2029(b)	329,000	279,745

		2,693,733

Electronic Components–0.17%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	115,000	98,091

3.75%, 02/15/2031(b)	135,000	108,436

		206,527

Food Distributors–1.33%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	1,173,000	1,006,909

United Natural Foods, Inc., 6.75%, 10/15/2028(b)	705,000	659,839

		1,666,748

Health Care Facilities–2.30%
Encompass Health Corp., 4.50%, 02/01/2028	749,000	642,570
HCA, Inc.,
5.38%, 02/01/2025	431,000	430,045

5.88%, 02/15/2026	290,000	292,043

5.88%, 02/01/2029	205,000	205,560

3.50%, 09/01/2030	395,000	337,174

Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	1,047,000	966,868

		2,874,260

Health Care REITs–1.45%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	786,000	672,730

Diversified Healthcare Trust,
4.75%, 05/01/2024	385,000	345,916

9.75%, 06/15/2025	35,000	34,576

4.38%, 03/01/2031	1,126,000	767,138

		1,820,360

Health Care Services–2.73%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	673,000	614,832

6.13%, 04/01/2030(b)	803,000	491,870

5.25%, 05/15/2030(b)	557,000	424,278

4.75%, 02/15/2031(b)	371,000	272,638

Global Medical Response, Inc., 6.50%, 10/01/2025(b)	86,000	76,745

Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	607,000	577,943

Select Medical Corp., 6.25%, 08/15/2026(b)	1,027,000	960,738

		3,419,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Health Care Supplies–0.27%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	$392,000	$335,207

Hotel & Resort REITs–0.47%
Service Properties Trust,
4.95%, 10/01/2029	319,000	218,150

4.38%, 02/15/2030	560,000	374,477

		592,627

Hotels, Resorts & Cruise Lines–0.51%
Carnival Corp., 10.50%, 02/01/2026(b)	634,000	632,364

Household Products–1.04%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	1,569,000	1,303,572

Independent Power Producers & Energy Traders–1.30%
Calpine Corp., 3.75%, 03/01/2031(b)	785,000	640,128

Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	715,000	644,463

Vistra Corp., 7.00%(b)(d)(e)	375,000	341,061

		1,625,652

Industrial Machinery–2.05%
EnPro Industries, Inc., 5.75%, 10/15/2026	999,000	965,898

Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	1,109,000	968,900

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	747,000	636,568

		2,571,366

Integrated Oil & Gas–1.54%
Occidental Petroleum Corp.,
3.20%, 08/15/2026	146,000	131,587

8.50%, 07/15/2027	216,000	238,050

6.13%, 01/01/2031	1,217,000	1,236,010

6.20%, 03/15/2040	328,000	323,759

		1,929,406

Integrated Telecommunication Services–3.23%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	905,000	834,546

5.13%, 07/15/2029(b)	401,000	304,016

5.50%, 10/15/2029(b)	485,000	371,987

Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	400,000	360,708

7.00%, 10/15/2028(b)	1,056,000	920,252

Level 3 Financing, Inc.,
3.75%, 07/15/2029(b)	1,191,000	923,025

3.88%, 11/15/2029(b)	394,000	326,178

		4,040,712

Interactive Home Entertainment–1.02%
Sea Ltd. (Singapore), Conv., 0.25%, 09/15/2026	432,000	317,520

WMG Acquisition Corp., 3.75%, 12/01/2029(b)	1,151,000	963,070

		1,280,590

Interactive Media & Services–0.79%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	1,091,000	990,912

	Principal
	Amount	Value

Internet Services & Infrastructure–0.24%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	$316,000	$303,131

IT Consulting & Other Services–1.00%
Gartner, Inc.,
4.50%, 07/01/2028(b)	1,010,000	929,200

3.63%, 06/15/2029(b)	374,000	324,666

		1,253,866

Managed Health Care–1.46%
Centene Corp.,
4.25%, 12/15/2027	926,000	867,264

4.63%, 12/15/2029	438,000	409,720

3.00%, 10/15/2030	662,000	550,377

		1,827,361

Oil & Gas Drilling–3.76%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	774,000	698,013

Nabors Industries Ltd.,
7.25%, 01/15/2026(b)	55,000	48,855

7.50%, 01/15/2028(b)	421,000	362,601

Nabors Industries, Inc., 7.38%, 05/15/2027(b)	215,000	204,520

NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	977,000	882,744

Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(b)	76,000	71,540

6.88%, 01/15/2029(b)	585,000	524,432

Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	300,000	257,016

4.80%, 05/15/2030(b)	250,000	208,556

6.88%, 04/15/2040(b)	165,000	136,845

Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(c)	404,000	392,478

Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)	948,000	920,963

		4,708,563

Oil & Gas Equipment & Services–0.96%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	676,000	600,893

Weatherford International Ltd., 8.63%, 04/30/2030(b)	727,000	604,672

		1,205,565

Oil & Gas Exploration & Production–5.93%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,903,000	1,852,333

Apache Corp., 7.75%, 12/15/2029	600,000	637,365

Callon Petroleum Co.,
8.00%, 08/01/2028(b)	602,000	579,169

7.50%, 06/15/2030(b)	694,000	639,646

Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	1,297,000	1,229,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	$294,000	$277,646

6.00%, 04/15/2030(b)	504,000	439,296

6.25%, 04/15/2032(b)	554,000	487,548

SM Energy Co.,
6.75%, 09/15/2026	543,000	512,965

6.63%, 01/15/2027	503,000	470,914

6.50%, 07/15/2028	325,000	299,369

		7,425,360

Oil & Gas Storage & Transportation–3.71%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	1,318,000	1,226,570

EQM Midstream Partners L.P.,
7.50%, 06/01/2027(b)	216,000	208,784

6.50%, 07/01/2027(b)	681,000	634,406

4.75%, 01/15/2031(b)	346,000	276,926

Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	862,000	771,387

8.00%, 01/15/2027	298,000	264,564

7.75%, 02/01/2028	219,000	189,753

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	696,000	656,523

NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	550,000	412,087

		4,641,000

Other Diversified Financial Services–1.25%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	732,000	652,801

Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	1,070,000	911,180

		1,563,981

Paper Packaging–0.53%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	700,000	658,746

Pharmaceuticals–1.20%
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(b)	386,000	302,863

5.25%, 02/15/2031(b)	928,000	477,642

Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	950,000	724,992

		1,505,497

Research & Consulting Services–0.52%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	751,000	649,668

Restaurants–2.31%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	415,000	361,067

4.00%, 10/15/2030(b)	791,000	637,336

Papa John’s International, Inc., 3.88%, 09/15/2029(b)	1,524,000	1,259,357

	Principal
	Amount	Value

Restaurants–(continued)
Yum! Brands, Inc., 5.38%, 04/01/2032	$689,000	$637,174

		2,894,934

Retail REITs–0.81%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	1,101,000	1,018,205

Semiconductor Equipment–1.04%
Entegris Escrow Corp.,
4.75%, 04/15/2029(b)	694,000	647,539

5.95%, 06/15/2030(b)	682,000	650,314

		1,297,853

Specialized Consumer Services–1.77%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,525,000	1,242,516

Terminix Co. LLC (The), 7.45%, 08/15/2027	861,000	966,365

		2,208,881

Specialized REITs–1.14%
SBA Communications Corp., 3.88%, 02/15/2027	1,553,000	1,421,220

Specialty Chemicals–1.18%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	609,000	523,524

6.99%, 02/20/2032(b)	446,000	345,581

Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	702,000	613,485

		1,482,590

Specialty Stores–0.26%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	371,000	322,073

Steel–0.50%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	784,000	627,540

Systems Software–2.08%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	2,101,000	1,919,461

Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	786,000	680,955

		2,600,416

Trading Companies & Distributors–0.83%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	1,261,000	1,044,448

Wireless Telecommunication Services–2.56%
T-Mobile USA, Inc.,
5.38%, 04/15/2027	282,000	279,315

4.75%, 02/01/2028	723,000	702,250

3.38%, 04/15/2029	1,176,000	1,032,416

Vmed O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	383,000	310,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	$1,168,000	$876,995

		3,201,206

Total U.S. Dollar Denominated Bonds & Notes (Cost $130,908,827)		114,758,005

Variable Rate Senior Loan Interests–2.57%(f)(g)
Commodity Chemicals–1.08%
Mativ, Inc., Term Loan B, 5.44% (1 mo. USD LIBOR + 3.75%), 04/20/2028(h)	1,429,397	1,357,928

Pharmaceuticals–0.44%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 6.69% (1 mo. USD LIBOR + 5.00%), 03/27/2028	720,875	553,859

Restaurants–0.53%
IRB Holding Corp., Term Loan, 4.24% (1 mo. SOFR + 3.00%), 12/15/2027	707,388	664,143

Specialty Stores–0.52%
PetSmart LLC, Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), 02/11/2028	684,398	646,242

Total Variable Rate Senior Loan Interests (Cost $3,518,194)		3,222,172

Non-U.S. Dollar Denominated Bonds & Notes–0.26%(i)
Casinos & Gaming–0.22%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(c)	EUR 255,762	279,478

Investment Abbreviations:

Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar

	Principal
	Amount	Value

Other Diversified Financial Services–0.04%
Codere New Holdco S.A. (Spain), 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(b)(c)	EUR 56,327	$48,594

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $358,495)		328,072

	Shares

Common Stocks & Other Equity Interests–0.00%
Other Diversified Financial Services–0.00%
Codere New Topco S.A. (Spain) (Cost $0)(h) 2,099		0

Money Market Funds–2.06%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(j)(k)	888,927	888,927

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(j)(k)	669,206	669,139

Invesco Treasury Portfolio, Institutional Class, 1.35%(j)(k)	1,015,917	1,015,917

Total Money Market Funds (Cost $2,573,944)		2,573,983

TOTAL INVESTMENTS IN SECURITIES–96.57% (Cost $137,359,460)		120,882,232

OTHER ASSETS LESS LIABILITIES–3.43%		4,293,457

NET ASSETS–100.00%		$125,175,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $84,762,133, which represented 67.71% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(g)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,478,960	$12,952,442	$(13,542,475)	$-	$-	$888,927	$832
Invesco Liquid Assets Portfolio, Institutional Class	1,125,866	9,251,745	(9,708,471)	(30)	29	669,139	1,655
Invesco Treasury Portfolio, Institutional Class	1,690,240	14,802,791	(15,477,114)	-	-	1,015,917	2,204
Total	$4,295,066	$37,006,978	$(38,728,060)	$(30)	$29	$2,573,983	$4,691

(k)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.

Open Forward Foreign Currency Contracts
Settlement		Contract to		Unrealized
Date	Counterparty	Deliver	Receive	Appreciation
Currency Risk
08/17/2022	State Street Bank & Trust Co.	EUR 948,000	USD 1,006,781	$10,406
08/17/2022	State Street Bank & Trust Co.	GBP 402,000	USD 496,729	6,993
Total Forward Foreign Currency Contracts				$17,399

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 38, Version 1	Sell	5.00%	Quarterly	06/20/2027	5.7652%	USD 4,116,420	$(123,705)	$(125,031)	$(1,326)

(a)	Centrally cleared swap agreements collateralized by $430,000 cash held with Bank of America.
(b)

Implied credit spreads represent the current level, as of June 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Portfolio Composition*

By credit quality, based on total investments

as of June 30, 2022

BBB	1.81%

BB	46.45

B	41.15

CCC	6.08

Cash	4.26

Non-Rated	0.25

*

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements. Invesco V.I. High Yield Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $134,785,516)	$118,308,249

Investments in affiliated money market funds, at value (Cost $2,573,944)	2,573,983

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	17,399

Deposits with brokers:
Cash collateral – centrally cleared swap agreements	430,000

Cash	44,084

Foreign currencies, at value (Cost $1,428,496)	1,410,569

Receivable for:
Investments sold	1,012,552

Fund shares sold	160

Dividends	5,355

Interest	1,942,792

Investment for trustee deferred compensation and retirement plans	37,882

Other assets	89

Total assets	125,783,114

Liabilities:
Other investments:
Variation margin payable – centrally cleared swap agreements	43,064

Payable for:
Investments purchased	216,920

Fund shares reacquired	170,465

Accrued fees to affiliates	85,070

Accrued trustees’ and officers’ fees and benefits	2,671

Accrued other operating expenses	45,505

Trustee deferred compensation and retirement plans	43,730

Total liabilities	607,425

Net assets applicable to shares outstanding	$125,175,689

Net assets consist of:
Shares of beneficial interest	$159,835,561

Distributable earnings (loss)	(34,659,872)

$125,175,689

Net Assets:
Series I	$27,529,125

Series II	$97,646,564

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,020,153

Series II	21,633,132

Series I:
Net asset value per share	$4.57

Series II:
Net asset value per share	$4.51

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Interest	$3,647,789

Dividends	19,299

Dividends from affiliated money market funds (includes securities lending income of $11,275)	15,966

Total investment income	3,683,054

Expenses:
Advisory fees	432,720

Administrative services fees	114,558

Custodian fees	4,999

Distribution fees - Series II	132,566

Transfer agent fees	3,836

Trustees’ and officers’ fees and benefits	8,963

Reports to shareholders	2,159

Professional services fees	28,312

Other	3,155

Total expenses	731,268

Less: Fees waived	(929)

Net expenses	730,339

Net investment income	2,952,715

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,974,874)

Affiliated investment securities	29

Foreign currencies	(105,529)

Forward foreign currency contracts	153,110

Swap agreements	(793)

(2,928,057)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(18,728,693)

Affiliated investment securities	(30)

Foreign currencies	(30,591)

Forward foreign currency contracts	(7,148)

Swap agreements	(1,326)

(18,767,788)

Net realized and unrealized gain (loss)	(21,695,845)

Net increase (decrease) in net assets resulting from operations	$(18,743,130)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income	$2,952,715	$5,684,446

Net realized gain (loss)	(2,928,057)	2,472,496

Change in net unrealized appreciation (depreciation)	(18,767,788)	(2,060,099)

Net increase (decrease) in net assets resulting from operations	(18,743,130)	6,096,843

Distributions to shareholders from distributable earnings:
Series I	–	(2,336,863)

Series II	–	(5,125,668)

Total distributions from distributable earnings	–	(7,462,531)

Share transactions–net:
Series I	(8,945,933)	(3,063,988)

Series II	(1,993,045)	11,176,700

Net increase (decrease) in net assets resulting from share transactions	(10,938,978)	8,112,712

Net increase (decrease) in net assets	(29,682,108)	6,747,024

Net assets:
Beginning of period	154,857,797	148,110,773

End of period	$125,175,689	$154,857,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$5.23	$0.11	$(0.77)	$(0.66)	$-	$4.57	(12.62)%	$27,529	0.87	%(d)	0.87	%(d)	4.45	%(d)	48%
Year ended 12/31/21	5.26	0.20	0.03	0.23	(0.26)	5.23	4.38	40,989	0.94		0.94		3.83		103
Year ended 12/31/20	5.41	0.28	(0.12)	0.16	(0.31)	5.26	3.32	44,543	0.93		0.94		5.39		89
Year ended 12/31/19	5.06	0.29	0.39	0.68	(0.33)	5.41	13.51	50,190	0.88		0.89		5.45		54
Year ended 12/31/18	5.51	0.26	(0.43)	(0.17)	(0.28)	5.06	(3.35)	55,703	1.17		1.17		4.84		66
Year ended 12/31/17	5.40	0.26	0.08	0.34	(0.23)	5.51	6.30	80,372	0.99		1.00		4.73		73
Series II
Six months ended 06/30/22	5.16	0.10	(0.75)	(0.65)	-	4.51	(12.60)	97,647	1.12	(d)	1.12	(d)	4.20	(d)	48
Year ended 12/31/21	5.20	0.19	0.02	0.21	(0.25)	5.16	4.00	113,869	1.19		1.19		3.58		103
Year ended 12/31/20	5.36	0.26	(0.12)	0.14	(0.30)	5.20	2.90	103,568	1.18		1.19		5.14		89
Year ended 12/31/19	5.02	0.28	0.37	0.65	(0.31)	5.36	13.16	104,929	1.13		1.14		5.20		54
Year ended 12/31/18	5.46	0.25	(0.42)	(0.17)	(0.27)	5.02	(3.43)	86,236	1.42		1.42		4.59		66
Year ended 12/31/17	5.36	0.25	0.07	0.32	(0.22)	5.46	5.93	91,802	1.24		1.25		4.48		73

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

Invesco V.I. High Yield Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive

Invesco V.I. High Yield Fund

compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

P.

Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Q.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Invesco V.I. High Yield Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and    pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $200 million	0.625%

Next $300 million	0.550%

Next $500 million	0.500%

Over $1 billion	0.450%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $929.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $10,839 for accounting and fund administrative services and was reimbursed $103,719 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. High Yield Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$114,758,005	$–	$114,758,005

Variable Rate Senior Loan Interests	–	1,864,244	1,357,928	3,222,172

Non-U.S. Dollar Denominated Bonds & Notes	–	328,072	–	328,072

Common Stocks & Other Equity Interests	–	–	0	0

Money Market Funds	2,573,983	–	–	2,573,983

Total Investments in Securities	2,573,983	116,950,321	1,357,928	120,882,232

Other Investments – Assets*

Forward Foreign Currency Contracts	–	17,399	–	17,399

Other Investments – Liabilities*

Swap Agreements	–	(1,326)	–	(1,326)

Total Other Investments	–	16,073	–	16,073

Total Investments	$2,573,983	$116,966,394	$1,357,928	$120,898,305

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended June 30, 2022:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	12/31/21	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3	Level 3	06/30/22
Variable Rate Senior Loan Interests	$–	$–	$(147,793)	$–	$(2,116)	$(70,248)	$1,578,085	$–	$1,357,928
Common Stocks & Other Equity Interests	0	–	–	–	–	–	–	–	0
Total	$0	$–	$(147,793)	$–	$(2,116)	$(70,248)	$1,578,085	$–	$1,357,928

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

				Range of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable
	at 06/30/22	Technique	Inputs	Inputs	Input Used

Mativ, Inc., Term Loan B	$1,357,928	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$17,399

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$17,399

Invesco V.I. High Yield Fund

Value
Credit
Derivative Liabilities	Risk

Unrealized depreciation on swap agreements – Centrally Cleared(a)	$(1,326)

Derivatives not subject to master netting agreements	1,326

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2022.

Financial
	Derivative		Collateral
	Assets		(Received)/Pledged
	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

State Street Bank & Trust Co.	$17,399	$17,399	$–	$–	$17,399

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Credit	Currency
	Risk	Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$153,110	$153,110

Swap agreements	(793)	-	(793)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(7,148)	(7,148)

Swap agreements	(1,326)	-	(1,326)

Total	$(2,119)	$145,962	$143,843

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Swap
	Contracts	Agreements

Average notional value	$1,567,518	$3,441,000

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. High Yield Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$5,685,223	$18,327,620	$24,012,843

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $63,439,701 and $69,856,208, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$368,311

Aggregate unrealized (depreciation) of investments	(17,013,128)

Net unrealized appreciation (depreciation) of investments	$(16,644,817)

Cost of investments for tax purposes is $137,543,122.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	2,961,667	$14,568,897	7,893,916	$42,260,178

Series II	869,708	4,269,408	2,595,725	13,694,035

Issued as reinvestment of dividends:
Series I	-	-	451,132	2,336,863

Series II	-	-	1,001,107	5,125,668

Reacquired:
Series I	(4,786,008)	(23,514,830)	(8,967,393)	(47,661,029)

Series II	(1,285,712)	(6,262,453)	(1,449,620)	(7,643,003)

Net increase (decrease) in share activity	(2,240,345)	$(10,938,978)	1,524,867	$8,112,712

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$873.80	$4.04	$1,020.48	$4.36	0.87%
Series II	1,000.00	874.00	5.20	1,019.24	5.61	1.12

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. High Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for one andthree year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s security selection in certain industries and sectors negatively impacted Fund

Invesco V.I. High Yield Fund

performance. The Board considered that the Fund underwent a change in portfolio management and investment process in 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the

Invesco V.I. High Yield Fund

federal securities laws and consistent with best execution obligations.

Invesco V.I. High Yield Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. EQV International Equity Fund

Effective April 29, 2022, Invesco V.I. International Growth Fund was renamed Invesco V.I. EQV International Equity Fund.

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VIIGR-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-21.59%
Series II Shares	-21.68
MSCI All Country World ex USA Index▼ (Broad Market Index)	-18.42

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (5/5/93)	6.35%
10 Years	5.04
5 Years	2.19
1 Year	-21.95
Series II Shares
Inception (9/19/01)	6.12%
10 Years	4.77
5 Years	1.93
1 Year	-22.16

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. EQV International Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. EQV International Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. EQV International Equity Fund

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.46%
Australia–1.90%
CSL Ltd.	109,896	$20,419,602

Brazil–2.60%
B3 S.A. - Brasil, Bolsa, Balcao	6,193,402	12,970,352

MercadoLibre, Inc.(a)	7,228	4,603,296

Rede D’Or Sao Luiz S.A.(b)	1,850,700	10,248,170

		27,821,818

Canada–7.39%
Bank of Nova Scotia (The)(c)	315,653	18,681,204

CGI, Inc., Class A(a)	254,263	20,254,916

Magna International, Inc.	279,795	15,363,510

Ritchie Bros. Auctioneers, Inc.	382,357	24,877,563

		79,177,193

China–10.86%
Airtac International Group	258,000	8,587,069

China Mengniu Dairy Co. Ltd.	4,868,000	24,328,740

China Resources Beer Holdings Co. Ltd.	3,316,000	25,161,963

JD.com, Inc., ADR	244,555	15,705,322

Wuliangye Yibin Co. Ltd., A Shares	587,041	17,736,466

Yum China Holdings, Inc.	513,141	24,887,339

		116,406,899

Denmark–3.28%
Carlsberg A/S, Class B	87,289	11,134,649

Novo Nordisk A/S, Class B	216,702	24,052,051

		35,186,700

France–9.21%
Air Liquide S.A.	114,648	15,496,035

Arkema S.A.	155,252	13,991,666

Kering S.A.	15,228	7,911,838

LVMH Moet Hennessy Louis Vuitton SE	23,917	14,759,974

Pernod Ricard S.A.	62,373	11,553,708

Schneider Electric SE	159,647	18,913,091

TotalEnergies SE(c)	305,361	16,096,181

		98,722,493

Germany–1.27%
Deutsche Boerse AG	81,631	13,653,138

Hong Kong–3.27%
AIA Group Ltd.	2,167,400	23,807,049

Techtronic Industries Co. Ltd.	1,072,500	11,212,501

		35,019,550

India–2.27%
HDFC Bank Ltd., ADR	442,291	24,308,313

Ireland–4.86%
CRH PLC	516,024	17,861,169

Flutter Entertainment PLC(a)	108,445	10,895,387

ICON PLC(a)	107,487	23,292,433

		52,048,989

	Shares	Value

Italy–1.80%
FinecoBank Banca Fineco S.p.A.	1,604,839	$19,345,911

Japan–11.67%
Asahi Group Holdings Ltd.	349,400	11,452,923

FANUC Corp.	133,200	20,878,146

Hoya Corp.	146,600	12,532,084

Keyence Corp.	14,000	4,791,214

Koito Manufacturing Co. Ltd.	329,700	10,473,795

Komatsu Ltd.	226,200	5,035,432

Olympus Corp.	1,193,800	24,008,238

SMC Corp.	15,000	6,693,545

Sony Group Corp.	144,700	11,825,436

TIS, Inc.	662,900	17,382,097

		125,072,910

Mexico–2.58%
Wal-Mart de Mexico S.A.B. de C.V., Series V	8,025,902	27,670,294

Netherlands–5.33%
ASML Holding N.V.	28,976	13,984,627

Heineken N.V.	196,839	18,026,840

Shell PLC	204,268	5,330,473

Wolters Kluwer N.V.	203,457	19,792,619

		57,134,559

Singapore–1.93%
United Overseas Bank Ltd.	1,092,266	20,678,870

South Korea–3.11%
NAVER Corp.	93,437	17,335,206

Samsung Electronics Co. Ltd.	364,346	15,960,052

		33,295,258

Spain–1.22%
Amadeus IT Group S.A.(a)	232,370	13,055,553

Sweden–6.35%
Husqvarna AB, Class B	1,152,147	8,478,664

Investor AB, Class B	1,484,592	24,433,230

Sandvik AB(c)	1,654,661	26,862,060

Svenska Handelsbanken AB, Class A	964,091	8,246,163

		68,020,117

Switzerland–1.44%
Kuehne + Nagel International AG, Class R	22,026	5,214,764

Logitech International S.A., Class R	196,670	10,238,941

		15,453,705

Taiwan–2.15%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	281,909	23,046,061

United Kingdom–6.52%
Ashtead Group PLC	341,627	14,331,420

DCC PLC	230,427	14,398,200

Linde PLC	56,302	16,188,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

	Shares	Value

United Kingdom–(continued)
Reckitt Benckiser Group PLC	332,230	$24,954,138

		69,872,272

United States–6.45%
Amcor PLC, CDI(c)	439,347	5,473,490

Broadcom, Inc.	68,229	33,146,331

Nestle S.A.	158,424	18,586,489

Roche Holding AG	35,881	11,978,070

		69,184,380

Total Common Stocks & Other Equity Interests (Cost $900,752,708)		1,044,594,585

Money Market Funds–2.49%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	9,519,873	9,519,873

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	6,294,911	6,294,281

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	10,879,854	10,879,854

Total Money Market Funds (Cost $26,692,353)		26,694,008

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–99.95% (Cost $927,445,061)		1,071,288,593

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.23%
Invesco Private Government Fund, 1.38%(d)(e)(f)	9,695,119	$9,695,119

Invesco Private Prime Fund, 1.66%(d)(e)(f)	24,930,306	24,930,306

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,625,647)		34,625,425

TOTAL INVESTMENTS IN SECURITIES–103.18% (Cost $962,070,708)		1,105,914,018

OTHER ASSETS LESS LIABILITIES–(3.18)%		(34,093,872)

NET ASSETS–100.00%		$1,071,820,146

Investment Abbreviations:

ADR – American Depositary Receipt

CDI  – CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2022 represented 1.00% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,153,338	$79,118,593	$(80,752,058)	$ -	$-	$9,519,873	$20,446
Invesco Liquid Assets Portfolio, Institutional Class	7,462,045	56,513,281	(57,680,042)	202	(1,205)	6,294,281	13,108
Invesco Treasury Portfolio, Institutional Class	12,746,672	90,421,248	(92,288,066)	-	-	10,879,854	18,505
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	87,578,691	(77,883,572)	-	-	9,695,119	19,755*
Invesco Private Prime Fund	-	147,448,719	(122,524,757)	(222)	6,566	24,930,306	54,200*
Total	$31,362,055	$461,080,532	$(431,128,495)	$ (20)	$5,361	$61,319,433	$126,014

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Consumer Staples	17.78%

Industrials	17.29

Financials	15.50

Information Technology	14.17

Health Care	11.80

Consumer Discretionary	10.86

Materials	6.44

Energy	2.00

Other Sectors, Each Less than 2% of Net Assets	1.62

Money Market Funds Plus Other Assets Less Liabilities	2.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $900,752,708)*	$1,044,594,585

Investments in affiliated money market funds, at value (Cost $61,318,000)	61,319,433

Foreign currencies, at value (Cost $2,671,981)	2,670,001

Receivable for:
Investments sold	2,535,842

Fund shares sold	225,890

Dividends	3,807,774

Investment for trustee deferred compensation and retirement plans	191,078

Other assets	827

Total assets	1,115,345,430

Liabilities:
Payable for:
Investments purchased	7,322,770

Fund shares reacquired	610,255

Collateral upon return of securities loaned	34,625,647

Accrued fees to affiliates	660,504

Accrued trustees’ and officers’ fees and benefits	3,545

Accrued other operating expenses	91,115

Trustee deferred compensation and retirement plans	211,448

Total liabilities	43,525,284

Net assets applicable to shares outstanding	$1,071,820,146

Net assets consist of:
Shares of beneficial interest	$787,101,651

Distributable earnings	284,718,495

$1,071,820,146

Net Assets:
Series I	$369,127,770

Series II	$702,692,376

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	11,369,834

Series II	22,034,686

Series I:
Net asset value per share	$32.47

Series II:
Net asset value per share	$31.89

*	At June 30, 2022, securities with an aggregate value of $ 30,993,537 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,437,998)	$14,829,809

Dividends from affiliated money market funds (includes securities lending income of $54,875)	106,934

Total investment income	14,936,743

Expenses:
Advisory fees	4,301,888

Administrative services fees	1,005,647

Custodian fees	77,842

Distribution fees - Series II	997,029

Transfer agent fees	33,892

Trustees’ and officers’ fees and benefits	12,511

Reports to shareholders	2,755

Professional services fees	22,769

Other	7,812

Total expenses	6,462,145

Less: Fees waived	(12,340)

Net expenses	6,449,805

Net investment income	8,486,938

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	24,687,498

Affiliated investment securities	5,361

Foreign currencies	(429,442)

24,263,417

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(331,351,781)

Affiliated investment securities	(20)

Foreign currencies	(140,620)

(331,492,421)

Net realized and unrealized gain (loss)	(307,229,004)

Net increase (decrease) in net assets resulting from operations	$(298,742,066)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$8,486,938	$6,312,956

Net realized gain	24,263,417	139,856,225

Change in net unrealized appreciation (depreciation)	(331,492,421)	(66,894,326)

Net increase (decrease) in net assets resulting from operations	(298,742,066)	79,274,855

Distributions to shareholders from distributable earnings:
Series I	–	(38,110,163)

Series II	–	(74,422,055)

Total distributions from distributable earnings	–	(112,532,218)

Share transactions–net:
Series I	(5,103,257)	17,745,445

Series II	(29,834,870)	(21,035,067)

Net increase (decrease) in net assets resulting from share transactions	(34,938,127)	(3,289,622)

Net increase (decrease) in net assets	(333,680,193)	(36,546,985)

Net assets:
Beginning of period	1,405,500,339	1,442,047,324

End of period	$1,071,820,146	$1,405,500,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/22	$41.41	$0.28	$(9.22)	$(8.94)	$ -	$ -	$ -	$32.47	(21.59)%	$ 369,128	0.90%(d)	0.90%(d)	1.57%(d)	31%
Year ended 12/31/21	42.52	0.27	2.22	2.49	(0.57)	(3.03)	(3.60)	41.41	5.89	475,732	0.89	0.89	0.60	34
Year ended 12/31/20	39.05	0.24	5.04	5.28	(0.92)	(0.89)	(1.81)	42.52	14.02	468,726	0.91	0.91	0.65	52
Year ended 12/31/19	32.98	0.58	8.60	9.18	(0.62)	(2.49)	(3.11)	39.05	28.54	466,401	0.89	0.89	1.54	31
Year ended 12/31/18	39.89	0.66	(6.51)	(5.85)	(0.79)	(0.27)	(1.06)	32.98	(14.97)	414,774	0.92	0.93	1.74	35
Year ended 12/31/17	32.89	0.49	7.06	7.55	(0.55)	-	(0.55)	39.89	23.00	627,894	0.92	0.93	1.34	34
Series II
Six months ended 06/30/22	40.72	0.24	(9.07)	(8.83)	-	-	-	31.89	(21.68)	702,692	1.15(d)	1.15(d)	1.32(d)	31
Year ended 12/31/21	41.88	0.15	2.19	2.34	(0.47)	(3.03)	(3.50)	40.72	5.61	929,768	1.14	1.14	0.35	34
Year ended 12/31/20	38.48	0.15	4.95	5.10	(0.81)	(0.89)	(1.70)	41.88	13.74	973,322	1.16	1.16	0.40	52
Year ended 12/31/19	32.52	0.48	8.47	8.95	(0.50)	(2.49)	(2.99)	38.48	28.20	1,005,632	1.14	1.14	1.29	31
Year ended 12/31/18	39.33	0.56	(6.42)	(5.86)	(0.68)	(0.27)	(0.95)	32.52	(15.18)	862,729	1.17	1.18	1.49	35
Year ended 12/31/17	32.44	0.40	6.96	7.36	(0.47)	-	(0.47)	39.33	22.73	1,448,723	1.17	1.18	1.09	34

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. EQV International Equity Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. EQV International Equity Fund, formerly Invesco V.I. International Growth Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. EQV International Equity Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. EQV International Equity Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Over $250 million	0.700%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.71%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $12,340.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $97,097 for accounting and fund administrative services and was reimbursed $908,550 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco V.I. EQV International Equity Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $621 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$20,419,602	$–	$20,419,602

Brazil	27,821,818	–	–	27,821,818

Canada	79,177,193	–	–	79,177,193

China	40,592,661	75,814,238	–	116,406,899

Denmark	–	35,186,700	–	35,186,700

France	–	98,722,493	–	98,722,493

Germany	–	13,653,138	–	13,653,138

Hong Kong	–	35,019,550	–	35,019,550

India	24,308,313	–	–	24,308,313

Ireland	23,292,433	28,756,556	–	52,048,989

Italy	–	19,345,911	–	19,345,911

Japan	–	125,072,910	–	125,072,910

Mexico	27,670,294	–	–	27,670,294

Netherlands	–	57,134,559	–	57,134,559

Singapore	–	20,678,870	–	20,678,870

South Korea	–	33,295,258	–	33,295,258

Spain	–	13,055,553	–	13,055,553

Sweden	–	68,020,117	–	68,020,117

Switzerland	–	15,453,705	–	15,453,705

Taiwan	23,046,061	–	–	23,046,061

United Kingdom	16,188,514	53,683,758	–	69,872,272

United States	33,146,331	36,038,049	–	69,184,380

Money Market Funds	26,694,008	34,625,425	–	61,319,433

Total Investments	$321,937,626	$783,976,392	$–	$1,105,914,018

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. EQV International Equity Fund

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $366,659,080 and $386,855,784, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$196,388,763

Aggregate unrealized (depreciation) of investments	(86,556,057)

Net unrealized appreciation of investments	$109,832,706

Cost of investments for tax purposes is $996,081,312.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	744,700	$26,772,601	1,292,791	$56,540,675

Series II	900,598	32,569,533	2,005,720	84,986,713

Issued as reinvestment of dividends:
Series I	-	-	924,107	38,110,163

Series II	-	-	1,833,959	74,422,055

Reacquired:
Series I	(864,563)	(31,875,858)	(1,751,157)	(76,905,393)

Series II	(1,698,031)	(62,404,403)	(4,249,072)	(180,443,835)

Net increase (decrease) in share activity	(917,296)	$(34,938,127)	56,348	$(3,289,622)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. EQV International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]
Series I	$1,000.00	$784.10	$3.98	$1,020.33	$4.51	0.90%
Series II	1,000.00	783.20	5.08	1,019.09	5.76	1.15

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. EQV International Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. EQV International Equity Fund’s (formerly, Invesco V.I. International Growth Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. International Growth Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s

Invesco V.I. EQV International Equity Fund

underperformance can primarily be attributed to stock selection driven by the Fund’s earnings, quality and valuation investment style. Specifically, the Board noted that stock selection in and underweight exposure to certain sectors, as well as stock selection in certain geographic regions, detracted from the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the

Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco V.I. EQV International Equity Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. EQV International Equity Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Main Street Fund®

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIMST-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-21.77%
Series II Shares	-21.85
S&P 500 Index▼	-19.96

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (7/5/95)	8.74%
10 Years	11.30
5 Years	8.10
1 Year	-14.10

Series II Shares
Inception (7/13/00)	5.36%
10 Years	11.03
5 Years	7.84
1 Year	-14.29

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Main Street Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Main Street Fund® (renamed Invesco V.I. Main Street Fund® on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Main Street Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Main Street Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Main Street Fund®

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.38%
Aerospace & Defense–2.30%

Raytheon Technologies Corp.	180,994	$ 17,395,333

Agricultural & Farm Machinery–1.30%

Deere & Co.	32,763	9,811,536

Air Freight & Logistics–3.22%

FedEx Corp.	16,437	3,726,433

United Parcel Service, Inc., Class B(b)	113,130	20,650,750

		24,377,183

Application Software–2.17%

Manhattan Associates, Inc.(c)	19,639	2,250,629

salesforce.com, inc.(c)	52,440	8,654,698

Synopsys, Inc.(c)	18,017	5,471,763

		16,377,090

Automobile Manufacturers–1.62%

General Motors Co.(c)	216,064	6,862,193

Tesla, Inc.(c)	8,053	5,423,051

		12,285,244

Automotive Retail–1.50%

O’Reilly Automotive, Inc.(c)	18,002	11,372,944

Biotechnology–0.98%

Seagen, Inc.(c)	41,749	7,387,068

Cable & Satellite–1.07%

Comcast Corp., Class A	205,639	8,069,274

Commodity Chemicals–0.81%

Valvoline, Inc.(b)	211,568	6,099,505

Communications Equipment–1.01%

Motorola Solutions, Inc.(b)	36,258	7,599,677

Construction Materials–1.18%

Vulcan Materials Co.	62,529	8,885,371

Consumer Finance–1.52%

American Express Co.	82,753	11,471,221

Data Processing & Outsourced Services–1.22%

Fiserv, Inc.(c)	103,850	9,239,535

Distillers & Vintners–0.73%

Constellation Brands, Inc., Class A	23,542	5,486,699

Diversified Banks–2.00%

JPMorgan Chase & Co.	134,370	15,131,406

Electric Utilities–2.37%

FirstEnergy Corp.	407,366	15,638,781

Southern Co. (The)	32,318	2,304,596

		17,943,377

Environmental & Facilities Services–0.71%

Waste Connections, Inc.	43,196	5,354,576

	Shares	Value
Financial Exchanges & Data–1.03%

Intercontinental Exchange, Inc.	82,554	$ 7,763,378

Food Distributors–1.05%

Sysco Corp.	93,907	7,954,862

General Merchandise Stores–0.39%

Target Corp.	21,048	2,972,609

Health Care Facilities–1.81%

HCA Healthcare, Inc.	56,716	9,531,691

Tenet Healthcare Corp.(c)	79,635	4,185,616

		13,717,307

Health Care Services–1.97%

CVS Health Corp.	160,544	14,876,007

Health Care Supplies–0.87%

Cooper Cos., Inc. (The)	21,052	6,591,802

Homebuilding–0.77%

D.R. Horton, Inc.(b)	88,496	5,857,550

Hotels, Resorts & Cruise Lines–1.01%

Airbnb, Inc., Class A(c)	85,990	7,659,989

Household Products–2.81%

Procter & Gamble Co. (The)	147,978	21,277,757

Industrial Conglomerates–0.72%

Honeywell International, Inc.	31,228	5,427,739

Industrial Machinery–1.58%

Otis Worldwide Corp.	168,511	11,908,672

Industrial REITs–2.81%

Duke Realty Corp.	17,901	983,660

Prologis, Inc.	172,374	20,279,801

		21,263,461

Integrated Oil & Gas–2.30%

Exxon Mobil Corp.	202,649	17,354,860

Integrated Telecommunication Services–3.03%

Verizon Communications, Inc.	451,805	22,929,104

Interactive Home Entertainment–1.09%

Electronic Arts, Inc.	67,767	8,243,856

Interactive Media & Services–3.02%

Alphabet, Inc., Class A(c)	10,469	22,814,673

Internet & Direct Marketing Retail–3.04%

Amazon.com, Inc.(c)	216,639	23,009,228

Investment Banking & Brokerage–0.52%

Charles Schwab Corp. (The)	62,188	3,929,038

IT Consulting & Other Services–1.67%

Accenture PLC, Class A(b)	31,762	8,818,719

Amdocs Ltd.	46,109	3,841,341

		12,660,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

	Shares	Value
Life Sciences Tools & Services–0.32%

Avantor, Inc.(c)	78,139	$ 2,430,123

Managed Health Care–3.26%

UnitedHealth Group, Inc.	47,970	24,638,831

Oil & Gas Exploration & Production–0.79%

APA Corp.	170,621	5,954,673

Oil & Gas Storage & Transportation–1.41%

Cheniere Energy, Inc.	48,633	6,469,648

Magellan Midstream Partners L.P.	88,395	4,221,745

		10,691,393

Other Diversified Financial Services–1.81%

Equitable Holdings, Inc.	524,155	13,664,721

Packaged Foods & Meats–0.99%

Mondelez International, Inc., Class A	120,202	7,463,342

Personal Products–0.21%

Coty, Inc., Class A(c)	193,811	1,552,426

Pharmaceuticals–7.61%

AstraZeneca PLC, ADR (United Kingdom)	221,286	14,620,366

Bayer AG (Germany)	101,926	6,055,781

Eli Lilly and Co.	73,511	23,834,472

Johnson & Johnson	73,336	13,017,873

		57,528,492

Property & Casualty Insurance–1.51%

Allstate Corp. (The)	90,336	11,448,281

Railroads–1.09%

Union Pacific Corp.	38,707	8,255,429

Regional Banks–1.17%

First Citizens BancShares, Inc., Class A	11,838	7,739,448

SVB Financial Group(c)	2,887	1,140,336

		8,879,784

Research & Consulting Services–0.11%

TransUnion	10,479	838,215

Semiconductor Equipment–1.10%

Applied Materials, Inc.	91,701	8,342,957

Semiconductors–2.60%

Advanced Micro Devices, Inc.(c)	104,153	7,964,580

QUALCOMM, Inc.	91,565	11,696,513

		19,661,093

Investment Abbreviations:

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

	Shares	Value

Soft Drinks–1.81%
Coca-Cola Co. (The)	217,085	$13,656,817

Systems Software–10.89%
Crowdstrike Holdings, Inc., Class A(b)(c)	14,326	2,414,790

Microsoft Corp.	208,747	53,612,492

ServiceNow, Inc.(c)	14,387	6,841,306

VMware, Inc., Class A	170,869	19,475,649

		82,344,237

Technology Hardware, Storage & Peripherals–5.09%
Apple, Inc.	281,330	38,463,438

Thrifts & Mortgage Finance–0.41%
Rocket Cos., Inc., Class A	425,481	3,131,540

Total Common Stocks & Other Equity Interests (Cost $623,634,970)		751,444,783

Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	1,532,213	1,532,213

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	886,268	886,180

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	1,751,100	1,751,100

Total Money Market Funds (Cost $4,169,483)		4,169,493

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $627,804,453)		755,614,276

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.38%
Invesco Private Government Fund, 1.38%(d)(e)(f)	5,032,046	5,032,046

Invesco Private Prime Fund, 1.66%(d)(e)(f)	12,939,548	12,939,548

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,971,594)		17,971,594

TOTAL INVESTMENTS IN SECURITIES–102.31% (Cost $645,776,047)		773,585,870

OTHER ASSETS LESS LIABILITIES–(2.31)%		(17,490,134)

NET ASSETS–100.00%		$756,095,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 2	$ 71,507,258	$ (69,975,047)	$ -	$ -	$ 1,532,213	$ 2,921
Invesco Liquid Assets Portfolio, Institutional Class	-	51,076,612	(50,190,477)	10	35	886,180	5,040
Invesco Treasury Portfolio, Institutional Class	2	81,722,580	(79,971,482)	-	-	1,751,100	7,407
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	931,933	68,525,069	(64,424,956)	-	-	5,032,046	5,683*
Invesco Private Prime Fund	2,174,510	157,063,489	(146,297,101)	-	(1,350)	12,939,548	16,141*
Total	$3,106,447	$429,895,008	$(410,859,063)	$10	$(1,315)	$22,141,087	$ 37,192

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Information Technology	25.75%

Health Care	16.82

Industrials	11.03

Financials	9.97

Consumer Discretionary	8.35

Communication Services	8.21

Consumer Staples	7.59

Energy	4.50

Real Estate	2.81

Utilities	2.37

Materials	1.98

Money Market Funds Plus Other Assets Less Liabilities	0.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $623,634,970)*	$751,444,783

Investments in affiliated money market funds, at value (Cost $22,141,077)	22,141,087

Cash	750,000

Foreign currencies, at value (Cost $266)	246

Receivable for:
Fund shares sold	441,904

Dividends	454,807

Investment for trustee deferred compensation and retirement plans	148,288

Other assets	684

Total assets	775,381,799

Liabilities:
Payable for:
Investments purchased	465,849

Fund shares reacquired	256,028

Collateral upon return of securities loaned	17,971,594

Accrued fees to affiliates	400,013

Accrued trustees’ and officers’ fees and benefits	3,686

Accrued other operating expenses	40,605

Trustee deferred compensation and retirement plans	148,288

Total liabilities	19,286,063

Net assets applicable to shares outstanding	$756,095,736

Net assets consist of:
Shares of beneficial interest	$315,228,677

Distributable earnings	440,867,059

$756,095,736

Net Assets:
Series I	$319,418,006

Series II	$436,677,730

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	11,395,019

Series II	15,840,936

Series I:
Net asset value per share	$28.03

Series II:
Net asset value per share	$27.57

*	At June 30, 2022, securities with an aggregate value of $17,855,286 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $30,677)	$6,575,780

Dividends from affiliated money market funds (includes securities lending income of $5,177)	20,545

Total investment income	6,596,325

Expenses:
Advisory fees	2,980,663

Administrative services fees	660,643

Custodian fees	21,997

Distribution fees - Series II	630,745

Transfer agent fees	27,416

Trustees’ and officers’ fees and benefits	12,394

Reports to shareholders	3,001

Professional services fees	19,055

Other	6,683

Total expenses	4,362,597

Less: Fees waived	(232,176)

Net expenses	4,130,421

Net investment income	2,465,904

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(33,069))	14,129,170

Affiliated investment securities	(1,315)

Foreign currencies	5,651

14,133,506

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(232,240,223)

Affiliated investment securities	10

Foreign currencies	(1,880)

(232,242,093)

Net realized and unrealized gain (loss)	(218,108,587)

Net increase (decrease) in net assets resulting from operations	$(215,642,683)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income	$2,465,904	$7,112,726

Net realized gain	14,133,506	299,853,435

Change in net unrealized appreciation (depreciation)	(232,242,093)	(10,075,326)

Net increase (decrease) in net assets resulting from operations	(215,642,683)	296,890,835

Distributions to shareholders from distributable earnings:
Series I	–	(35,554,579)

Series II	–	(48,316,102)

Total distributions from distributable earnings	–	(83,870,681)

Share transactions-net:
Series I	(17,863,309)	(175,913,315)

Series II	(31,202,185)	(118,915,828)

Net increase (decrease) in net assets resulting from share transactions	(49,065,494)	(294,829,143)

Net increase (decrease) in net assets	(264,708,177)	(81,808,989)

Net assets:
Beginning of period	1,020,803,913	1,102,612,902

End of period	$756,095,736	$1,020,803,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/22	$35.83	$0.11	$(7.91)	$(7.80)	$–	$–	$–	$28.03	(21.77)%	$319,418	0.80	%(e)	0.85	%(e)	0.71	%(e)	22%
Year ended 12/31/21	29.91	0.25	7.93	8.18	(0.25)	(2.01)	(2.26)	35.83	27.57	428,274	0.79		0.79		0.73		55
Year ended 12/31/20	29.44	0.22	3.63	3.85	(0.45)	(2.93)	(3.38)	29.91	13.94	505,877	0.80		0.84		0.78		46
Year ended 12/31/19	26.82	0.32	7.73	8.05	(0.34)	(5.09)	(5.43)	29.44	32.03	570,821	0.80		0.82		1.11		43
Year ended 12/31/18	32.25	0.32	(2.55)	(2.23)	(0.38)	(2.82)	(3.20)	26.82	(7.89)	485,230	0.80		0.80		1.03		65
Year ended 12/31/17	28.41	0.34	4.41	4.75	(0.39)	(0.52)	(0.91)	32.25	16.91	561,555	0.78		0.78		1.12		35
Series II
Six months ended 06/30/22	35.28	0.07	(7.78)	(7.71)	–	–	–	27.57	(21.85)	436,678	1.05	(e)	1.10	(e)	0.46	(e)	22
Year ended 12/31/21	29.49	0.16	7.82	7.98	(0.18)	(2.01)	(2.19)	35.28	27.28	592,530	1.04		1.04		0.48		55
Year ended 12/31/20	29.05	0.15	3.57	3.72	(0.35)	(2.93)	(3.28)	29.49	13.65	596,736	1.05		1.09		0.53		46
Year ended 12/31/19	26.51	0.25	7.64	7.89	(0.26)	(5.09)	(5.35)	29.05	31.74	731,463	1.05		1.07		0.86		43
Year ended 12/31/18	31.91	0.24	(2.53)	(2.29)	(0.29)	(2.82)	(3.11)	26.51	(8.10)	631,398	1.05		1.05		0.78		65
Year ended 12/31/17	28.12	0.26	4.37	4.63	(0.32)	(0.52)	(0.84)	31.91	16.63	785,379	1.03		1.03		0.87		35

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Main Street Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Main Street Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

L.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.

Invesco V.I. Main Street Fund®

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.580%

Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $232,176.

Invesco V.I. Main Street Fund®

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $62,935 for accounting and fund administrative services and was reimbursed $597,708 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $1,124 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$745,389,002	$6,055,781	$-	$751,444,783

Money Market Funds	4,169,493	17,971,594	-	22,141,087

Total Investments	$749,558,495	$24,027,375	$-	$773,585,870

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2022, the Fund engaged in securities sales of $595,070, which resulted in net realized gains (losses) of $(33,069).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

Invesco V.I. Main Street Fund®

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $194,307,906 and $244,769,238, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$170,406,724

Aggregate unrealized (depreciation) of investments	(48,092,370)

Net unrealized appreciation of investments	$122,314,354

        Cost of investments for tax purposes is $651,271,516.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	148,695	$4,685,743	387,014	$13,025,614

Series II	924,819	28,630,908	4,770,397	166,386,375

Issued as reinvestment of dividends:
Series I	-	-	1,022,271	35,554,579

Series II	-	-	1,410,277	48,316,100

Reacquired:
Series I	(707,351)	(22,549,052)	(6,367,300)	(224,493,508)

Series II	(1,880,240)	(59,833,093)	(9,616,161)	(333,618,303)

Net increase (decrease) in share activity	(1,514,077)	$(49,065,494)	(8,393,502)	$(294,829,143)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Main Street Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]
Series I	$1,000.00	$782.30	$3.54	$1,020.83	$4.01	0.80%
Series II	1,000.00	781.50	4.64	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Main Street Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Fund®’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of

       Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one and three year periods and in the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its

Invesco V.I. Main Street Fund®

subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that stock selection in and underweight exposure to certain sectors, as well as the Fund’s cash allocation, detracted from the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were in the fourth quintile of its expense group and the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated

Invesco V.I. Main Street Fund®

securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Main Street Fund®

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Main Street Mid Cap Fund®

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIMCCE-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-19.74%
Series II Shares	-19.76
S&P 500 Index▼ (Broad Market Index)	-19.96
Russell Midcap Index▼ (Style-Specific Index)	-21.57
Lipper VUF Mid-Cap Core Funds Index∎ (Peer Group Index)	-19.63

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (9/10/01)	6.95%
10 Years	7.95
5 Years	5.13
1 Year	-14.65

Series II Shares
Inception (9/10/01)	6.69%
10 Years	7.68
5 Years	4.87
1 Year	-14.81

    The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Main Street Mid Cap Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Main Street Mid Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Main Street Mid Cap Fund®

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.01%
Aerospace & Defense–1.39%
Curtiss-Wright Corp.(b)	20,287	$2,679,101

Airlines–0.72%
Spirit Airlines, Inc.(b)(c)	57,926	1,380,956

Apparel Retail–0.71%
Ross Stores, Inc.	19,644	1,379,598

Application Software–6.17%
HubSpot, Inc.(c)	3,513	1,056,184

Manhattan Associates, Inc.(c)	20,703	2,372,564

Paylocity Holding Corp.(c)	12,239	2,134,726

Synopsys, Inc.(c)	13,268	4,029,492

Tyler Technologies, Inc.(c)	6,938	2,306,746

		11,899,712

Asset Management & Custody Banks–2.45%
Federated Hermes, Inc., Class B	51,361	1,632,766

Northern Trust Corp.	32,082	3,095,272

		4,728,038

Auto Parts & Equipment–2.08%
Aptiv PLC(c)	25,891	2,306,112

Visteon Corp.(c)	16,416	1,700,369

		4,006,481

Automotive Retail–1.57%
O’Reilly Automotive, Inc.(c)	4,808	3,037,502

Biotechnology–1.25%
Seagen, Inc.(c)	13,614	2,408,861

Building Products–1.50%
Carrier Global Corp.(b)	80,932	2,886,035

Cable & Satellite–0.59%
Altice USA, Inc., Class A(c)	122,553	1,133,615

Casinos & Gaming–0.53%
Boyd Gaming Corp.(b)	20,432	1,016,492

Communications Equipment–1.58%
Motorola Solutions, Inc.(b)	14,509	3,041,086

Construction & Engineering–0.94%
Valmont Industries, Inc.(b)	8,075	1,813,887

Construction Materials–1.68%
Vulcan Materials Co.	22,864	3,248,974

Distillers & Vintners–0.90%
Constellation Brands, Inc., Class A	7,418	1,728,839

Electric Utilities–1.40%
American Electric Power Co., Inc.	28,168	2,702,438

Electrical Components & Equipment–3.25%
Hubbell, Inc.(b)	16,855	3,009,966

Rockwell Automation, Inc.	12,512	2,493,767

	Shares	Value

Electrical Components & Equipment–(continued)
Vertiv Holdings Co.	93,666	$769,934

		6,273,667

Electronic Equipment & Instruments–1.82%
Keysight Technologies, Inc.(c)	25,434	3,506,077

Environmental & Facilities Services–1.69%
Republic Services, Inc.	24,904	3,259,187

Fertilizers & Agricultural Chemicals–1.28%
Mosaic Co. (The)	52,209	2,465,831

Financial Exchanges & Data–1.13%
Cboe Global Markets, Inc.	19,270	2,181,171

Food Distributors–1.41%
Sysco Corp.	32,107	2,719,784

Gas Utilities–1.81%
Atmos Energy Corp.(b)	31,217	3,499,426

General Merchandise Stores–1.60%
Dollar General Corp.(b)	12,540	3,077,818

Health Care Equipment–0.96%
DexCom, Inc.(c)	24,888	1,854,903

Health Care Facilities–2.55%
Acadia Healthcare Co., Inc.(c)	44,861	3,033,949

Tenet Healthcare Corp.(c)	35,758	1,879,441

		4,913,390

Health Care Services–0.32%
LHC Group, Inc.(c)	3,983	620,312

Health Care Supplies–1.13%
Cooper Cos., Inc. (The)	6,937	2,172,114

Homebuilding–2.26%
D.R. Horton, Inc.	40,480	2,679,371

TopBuild Corp.(c)	10,067	1,682,800

		4,362,171

Hotels, Resorts & Cruise Lines–2.25%
Choice Hotels International, Inc.(b)	20,291	2,265,084

Expedia Group, Inc.(c)	21,962	2,082,657

		4,347,741

Human Resource & Employment Services–2.54%
ASGN, Inc.(c)	28,231	2,547,848

Korn Ferry	40,405	2,344,298

		4,892,146

Hypermarkets & Super Centers–1.52%
BJ’s Wholesale Club Holdings, Inc.(c)	47,013	2,929,850

Industrial Machinery–2.06%
Evoqua Water Technologies Corp.(c)	54,956	1,786,619

Otis Worldwide Corp.	30,840	2,179,463

		3,966,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

	Shares	Value

Industrial REITs–1.63%
Duke Realty Corp.	57,223	$3,144,404

Insurance Brokers–1.74%
Arthur J. Gallagher & Co.	20,531	3,347,374

Interactive Home Entertainment–1.71%
Electronic Arts, Inc.	27,038	3,289,173

Internet Services & Infrastructure–0.62%
MongoDB, Inc.(c)	4,616	1,197,852

Investment Banking & Brokerage–1.67%
Raymond James Financial, Inc.	35,923	3,211,875

Life Sciences Tools & Services–1.35%
Avantor, Inc.(c)	83,432	2,594,735

Managed Health Care–1.49%
Centene Corp.(c)	33,944	2,872,002

Metal & Glass Containers–2.41%
Crown Holdings, Inc.	22,458	2,069,954

Silgan Holdings, Inc.	62,115	2,568,455

		4,638,409

Movies & Entertainment–0.84%
Endeavor Group Holdings, Inc., Class A(c)	78,834	1,620,827

Multi-Utilities–1.76%
CMS Energy Corp.	50,213	3,389,378

Office REITs–1.63%
Alexandria Real Estate Equities, Inc.(b)	21,676	3,143,670

Oil & Gas Equipment & Services–1.46%
Baker Hughes Co., Class A(b)	97,776	2,822,793

Oil & Gas Exploration & Production–3.28%
APA Corp.	72,210	2,520,129

Chesapeake Energy Corp.(b)	33,423	2,710,605

Marathon Oil Corp.	49,027	1,102,127

		6,332,861

Other Diversified Financial Services–1.18%
Equitable Holdings, Inc.	87,168	2,272,470

Pharmaceuticals–1.74%
Catalent, Inc.(c)	31,293	3,357,426

Property & Casualty Insurance–1.57%
Allstate Corp. (The)	23,843	3,021,623

Regional Banks–3.70%
Comerica, Inc.	37,385	2,743,312

First Citizens BancShares, Inc., Class A	3,295	2,154,205

Webster Financial Corp.	53,175	2,241,326

		7,138,843

Research & Consulting Services–2.75%
CACI International, Inc., Class A(c)	11,933	3,362,481

Investment Abbreviations:

REIT – Real Estate Investment Trust

	Shares	Value

Research & Consulting Services–(continued)
TransUnion	24,171	$1,933,438

		5,295,919

Residential REITs–1.47%
American Homes 4 Rent, Class A(b)	79,987	2,834,739

Retail REITs–1.32%
Kimco Realty Corp.	128,359	2,537,657

Semiconductor Equipment–1.77%
KLA Corp.	5,398	1,722,394

MKS Instruments, Inc.(b)	16,534	1,696,884

		3,419,278

Semiconductors–1.29%
Microchip Technology, Inc.	42,772	2,484,198

Specialized REITs–1.23%
Lamar Advertising Co., Class A	27,035	2,378,269

Specialty Chemicals–1.09%
PPG Industries, Inc.	18,421	2,106,257

Specialty Stores–1.36%
Tractor Supply Co.	13,540	2,624,729

Systems Software–1.91%
VMware, Inc., Class A	32,252	3,676,083

Total Common Stocks & Other Equity Interests (Cost $176,976,311)		190,886,129

Money Market Funds–0.97%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	628,895	628,895

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	514,473	514,422

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	718,738	718,738

Total Money Market Funds (Cost $1,862,029)		1,862,055

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.98% (Cost $178,838,340)		192,748,184

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.73%
Invesco Private Government Fund, 1.38%(d)(e)(f)	7,236,263	7,236,263

Invesco Private Prime Fund, 1.66%(d)(e)(f)	23,101,076	23,101,076

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,338,842)		30,337,339

TOTAL INVESTMENTS IN SECURITIES–115.71% (Cost $209,177,182)		223,085,523

OTHER ASSETS LESS LIABILITIES–(15.71)%		(30,281,344)

NET ASSETS–100.00%		$192,804,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio,
Institutional Class	$ 766,908	$12,141,247	$(12,279,260)	$-	$-	$628,895	$496
Invesco Liquid Assets Portfolio, Institutional Class	589,006	8,672,319	(8,746,771)	(15)	(117)	514,422	649
Invesco Treasury Portfolio, Institutional Class	876,466	13,875,711	(14,033,439)	-	-	718,738	748
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,441,734	44,129,826	(40,335,297)	-	-	7,236,263	13,534*
Invesco Private Prime Fund	8,030,714	101,394,797	(86,318,959)	(1,322)	(4,154)	23,101,076	38,294*
Total	$13,704,828	$180,213,900	$(161,713,726)	$(1,337)	$(4,271)	$32,199,394	$53,721

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Industrials	16.83%

Information Technology	15.16

Financials	13.43

Consumer Discretionary	12.37

Health Care	10.79

Real Estate	7.28

Materials	6.46

Utilities	4.98

Energy	4.75

Consumer Staples	3.83

Communication Services	3.13

Money Market Funds Plus Other Assets Less Liabilities	0.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $ 176,976,311)*	$190,886,129

Investments in affiliated money market funds, at value (Cost $ 32,200,871)	32,199,394

Receivable for:
Fund shares sold	48,927

Dividends	191,696

Investment for trustee deferred compensation and retirement plans	81,496

Other assets	143

Total assets	223,407,785

Liabilities:
Payable for:
Fund shares reacquired	34,509

Collateral upon return of securities loaned	30,338,842

Accrued fees to affiliates	110,911

Accrued trustees’ and officers’ fees and benefits	2,140

Accrued other operating expenses	27,872

Trustee deferred compensation and retirement plans	89,332

Total liabilities	30,603,606

Net assets applicable to shares outstanding	$192,804,179

Net assets consist of:
Shares of beneficial interest	$137,454,760

Distributable earnings	55,349,419

$192,804,179

Net Assets:
Series I	$115,990,660

Series II	$76,813,519

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	11,141,679

Series II	7,630,255

Series I:
Net asset value per share	$10.41

Series II:
Net asset value per share	$10.07

*	At June 30, 2022, securities with an aggregate value of $29,901,601 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends	$1,529,011

Dividends from affiliated money market funds (includes securities lending income of $10,396)	12,289

Total investment income	1,541,300

Expenses:
Advisory fees	802,462

Administrative services fees	183,299

Custodian fees	3,136

Distribution fees - Series II	108,804

Transfer agent fees	6,050

Trustees’ and officers’ fees and benefits	8,634

Reports to shareholders	2,991

Professional services fees	19,622

Other	2,074

Total expenses	1,137,072

Less: Fees waived	(586)

Net expenses	1,136,486

Net investment income	404,814

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,531,701)

Affiliated investment securities	(4,271)

(1,535,972)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(47,501,860)

Affiliated investment securities	(1,337)

Foreign currencies	(26)

(47,503,223)

Net realized and unrealized gain (loss)	(49,039,195)

Net increase (decrease) in net assets resulting from operations	$(48,634,381)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income (loss)	$404,814	$(228,545)

Net realized gain (loss)	(1,535,972)	48,538,214

Change in net unrealized appreciation (depreciation)	(47,503,223)	3,531,989

Net increase (decrease) in net assets resulting from operations	(48,634,381)	51,841,658

Distributions to shareholders from distributable earnings:
Series I	–	(677,745)

Series II	–	(246,199)

Total distributions from distributable earnings	–	(923,944)

Share transactions–net:
Series I	(9,848,421)	(27,093,711)

Series II	(3,683,078)	(10,631,791)

Net increase (decrease) in net assets resulting from share transactions	(13,531,499)	(37,725,502)

Net increase (decrease) in net assets	(62,165,880)	13,192,212

Net assets:
Beginning of period	254,970,059	241,777,847

End of period	$192,804,179	$254,970,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$12.97	$0.03	$(2.59)	$(2.56)	$–	$–	$–	$10.41	(19.74)%	$115,991	0.93	%(d)	0.93	%(d)	0.46	%(d)	35%
Year ended 12/31/21	10.57	0.00	2.46	2.46	(0.06)	–	(0.06)	12.97	23.24	155,200	0.93		0.93		0.01		58
Year ended 12/31/20	12.18	0.05	0.80	0.85	(0.08)	(2.38)	(2.46)	10.57	9.25	150,990	0.94		0.94		0.49		75
Year ended 12/31/19	10.97	0.09	2.57	2.66	(0.06)	(1.39)	(1.45)	12.18	25.28	157,959	0.93		0.94		0.70		114
Year ended 12/31/18	14.41	0.06	(1.39)	(1.33)	(0.07)	(2.04)	(2.11)	10.97	(11.35)	148,078	0.91		0.94		0.46		27
Year ended 12/31/17	12.87	0.05	1.85	1.90	(0.07)	(0.29)	(0.36)	14.41	14.92	192,277	0.94		0.96		0.37		45
Series II
Six months ended 06/30/22	12.55	0.01	(2.49)	(2.48)	–	–	–	10.07	(19.76)	76,814	1.18	(d)	1.18	(d)	0.21	(d)	35
Year ended 12/31/21	10.24	(0.03)	2.37	2.34	(0.03)	–	(0.03)	12.55	22.86	99,770	1.18		1.18		(0.24)		58
Year ended 12/31/20	11.88	0.02	0.78	0.80	(0.06)	(2.38)	(2.44)	10.24	8.94	90,788	1.19		1.19		0.24		75
Year ended 12/31/19	10.72	0.05	2.53	2.58	(0.03)	(1.39)	(1.42)	11.88	25.04	89,057	1.18		1.19		0.45		114
Year ended 12/31/18	14.11	0.03	(1.36)	(1.33)	(0.02)	(2.04)	(2.06)	10.72	(11.60)	71,829	1.16		1.19		0.21		27
Year ended 12/31/17	12.61	0.02	1.81	1.83	(0.04)	(0.29)	(0.33)	14.11	14.65	141,120	1.19		1.21		0.12		45

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Main Street Mid Cap Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships - The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $523 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

K.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.

Invesco V.I. Main Street Mid Cap Fund®

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.725%

Next $500 million	0.700%

Next $500 million	0.675%

Over $1.5 billion	0.650%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $586.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $17,383 for accounting and fund administrative services and was reimbursed $165,916 for fees paid to insurance

Invesco V.I. Main Street Mid Cap Fund®

companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $1,094 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$190,886,129	$–	$–	$190,886,129

Money Market Funds	1,862,055	30,337,339	–	32,199,394

Total Investments	$192,748,184	$30,337,339	$–	$223,085,523

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

Invesco V.I. Main Street Mid Cap Fund®

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $77,723,437 and $90,852,981, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$32,732,465

Aggregate unrealized (depreciation) of investments	(19,219,882)

Net unrealized appreciation of investments	$13,512,583

Cost of investments for tax purposes is $209,572,940.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	119,848	$1,358,342	358,949	$4,352,727

Series II	1,351,725	14,983,811	625,586	7,241,868

Issued as reinvestment of dividends:
Series I	-	-	53,961	677,745

Series II	-	-	20,230	246,199

Reacquired:
Series I	(948,004)	(11,206,763)	(2,726,129)	(32,124,183)

Series II	(1,670,331)	(18,666,889)	(1,563,200)	(18,119,858)

Net increase (decrease) in share activity	(1,146,762)	$(13,531,499)	(3,230,603)	$(37,725,502)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Main Street Mid Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$802.60	$4.16	$1,020.18	$4.66	0.93%
Series II	1,000.00	802.40	5.27	1,018.94	5.91	1.18

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Mid Cap Fund®’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of , and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance

Invesco V.I. Main Street Mid Cap Fund®

data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth and fifth quintiles, respectively, of its expense group and discussed with management reasons for such relative actual management fees and total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco

Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the

Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco V.I. Main Street Mid Cap Fund®

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Main Street Mid Cap Fund®

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Main Street Small Cap Fund®

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIMSS-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-20.27%
Series II Shares	-20.37
Russell 2000 Index▼	-23.43

Source(s): ▼RIMES Technologies Corp.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (5/1/98)	8.20%
10 Years	11.08
5 Years	7.24
1 Year	-17.13
Series II Shares
Inception (7/16/01)	8.77%
10 Years	10.81
5 Years	6.96
1 Year	-17.33

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Main Street Small Cap Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Main Street Small Cap Fund® (renamed Invesco V.I. Main Street Small Cap Fund® on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Main Street Small Cap Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Main Street Small Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Main Street Small Cap Fund®

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.01%
Aerospace & Defense–2.12%
BWX Technologies, Inc.	94,487	$5,205,289
Curtiss–Wright Corp.(b)	69,407	9,165,888

		14,371,177

Air Freight & Logistics–0.86%
Hub Group, Inc., Class A(c)	81,972	5,815,094

Airlines–0.73%
Spirit Airlines, Inc.(b)(c)	208,744	4,976,457

Aluminum–0.93%
Kaiser Aluminum Corp.(b)	79,767	6,308,772

Application Software–4.34%
Consensus Cloud Solutions, Inc.(c)	79,212	3,459,980
Envestnet, Inc.(b)(c)	69,610	3,673,320
Paycor HCM, Inc.(b)(c)	359,663	9,351,238
Q2 Holdings, Inc.(c)	191,807	7,397,996

Sprout Social, Inc., Class A(c)	94,414	5,482,621

		29,365,155

Asset Management & Custody Banks–2.07%
Federated Hermes, Inc., Class B(b)	237,248	7,542,114

Focus Financial Partners, Inc., Class A(c)	191,246	6,513,839
		14,055,953

Auto Parts & Equipment–2.89%
Dorman Products, Inc.(c)	102,558	11,251,638

Visteon Corp.(c)	80,054	8,291,994
		19,543,632

Automotive Retail–2.01%
AutoNation, Inc.(b)(c)	121,789	13,611,139

Biotechnology–0.79%
Avid Bioservices, Inc.(b)(c)	349,535	5,333,904

Building Products–2.24%
Masonite International Corp.(b)(c)	83,565	6,420,299

Zurn Elkay Water Solutions Corp.	322,570	8,786,807
		15,207,106

Casinos & Gaming–0.52%
Boyd Gaming Corp.(b)	71,308	3,547,573

Construction & Engineering–1.54%
Primoris Services Corp.(b)	176,379	3,838,007

Valmont Industries, Inc.	29,445	6,614,230
		10,452,237

Construction Machinery & Heavy Trucks–0.77%
Allison Transmission Holdings, Inc.	135,412	5,206,591

Construction Materials–1.19%
Summit Materials, Inc., Class A(c)	345,091	8,037,169

	Shares	Value

Data Processing & Outsourced Services–1.05%
Paya Holdings, Inc., Class A(b)(c)	515,872	$3,389,279

Payoneer Global, Inc.(c)	958,605	3,757,732
		7,147,011

Diversified Banks–0.53%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	114,798	3,580,550

Diversified Metals & Mining–0.74%
Compass Minerals International, Inc.	142,473	5,042,119

Electrical Components & Equipment–2.58%
Atkore, Inc.(c)	101,557	8,430,246
Regal Rexnord Corp.	57,402	6,516,275

Vertiv Holdings Co.	308,440	2,535,377
		17,481,898

Electronic Components–0.61%
Belden, Inc.	77,605	4,134,018

Gas Utilities–3.80%
National Fuel Gas Co.(b)	155,525	10,272,426
Northwest Natural Holding Co.	154,067	8,180,958

Suburban Propane Partners L.P.	475,724	7,259,548
		25,712,932

Health Care Equipment–2.97%
AtriCure, Inc.(c)	151,564	6,192,905
CryoPort, Inc.(b)(c)	211,592	6,555,120
Heska Corp.(c)	36,411	3,441,204

Tandem Diabetes Care, Inc.(c)	66,473	3,934,537
		20,123,766

Health Care Facilities–3.93%
Acadia Healthcare Co., Inc.(c)	216,519	14,643,180

Tenet Healthcare Corp.(c)	227,514	11,958,136
		26,601,316

Health Care REITs–0.80%
Sabra Health Care REIT, Inc.	386,182	5,394,963

Health Care Services–3.13%
Addus HomeCare Corp.(c)	103,583	8,626,392

LHC Group, Inc.(c)	80,536	12,542,677
		21,169,069

Health Care Supplies–0.32%
BioLife Solutions, Inc.(b)(c)	156,673	2,163,654

Health Care Technology–1.58%
Inspire Medical Systems, Inc.(c)	58,756	10,732,959

Homebuilding–1.83%
Skyline Champion Corp.(c)	72,984	3,460,901

TopBuild Corp.(c)	53,417	8,929,186
		12,390,087

Hotel & Resort REITs–1.22%
DiamondRock Hospitality Co.(c)	1,004,786	8,249,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

	Shares	Value

Human Resource & Employment Services–3.29%
ASGN, Inc.(c)	122,257	$11,033,694

Korn Ferry	193,368	11,219,212
		22,252,906

Hypermarkets & Super Centers–2.06%
BJ’s Wholesale Club Holdings, Inc.(c)	223,437	13,924,594

Industrial Machinery–2.27%
EnPro Industries, Inc.	92,868	7,608,675

Evoqua Water Technologies Corp.(c)	238,426	7,751,230
		15,359,905

Interactive Media & Services–2.18%
Bumble, Inc., Class A(b)(c)	124,567	3,506,561

Ziff Davis, Inc.(b)(c)	150,882	11,245,236
		14,751,797

Investment Banking & Brokerage–1.83%
Stifel Financial Corp.	220,874	12,373,361

Leisure Facilities–0.92%
Cedar Fair L.P.(c)	142,565	6,260,029

Life Sciences Tools & Services–1.69%
Azenta, Inc.(b)	158,761	11,446,668

Metal & Glass Containers–0.94%
Silgan Holdings, Inc.(b)	153,269	6,337,673

Multi-Utilities–1.31%
Avista Corp.	204,097	8,880,260

Office Services & Supplies–0.55%
ACCO Brands Corp.	567,407	3,705,168

Oil & Gas Drilling–1.00%
Helmerich & Payne, Inc.(b)	157,204	6,769,204

Oil & Gas Equipment & Services–0.83%
NOV, Inc.(b)	332,665	5,625,365

Oil & Gas Exploration & Production–2.49%
Chesapeake Energy Corp.(b)	98,069	7,953,396

CNX Resources Corp.(b)(c)	543,110	8,939,591
		16,892,987

Oil & Gas Storage & Transportation–0.52%
Equitrans Midstream Corp.	557,636	3,546,565

Packaged Foods & Meats–1.69%
Simply Good Foods Co. (The)(c)	303,484	11,462,591

Personal Products–1.33%
BellRing Brands, Inc.(b)(c)	361,069	8,987,007

Pharmaceuticals–1.10%
Collegium Pharmaceutical, Inc.(c)	201,090	3,563,315

Intra–Cellular Therapies, Inc.(c)	67,824	3,871,394
		7,434,709

Property & Casualty Insurance–1.28%
Definity Financial Corp. (Canada)	336,106	8,687,264

Regional Banks–8.45%
BankUnited, Inc.(b)	242,905	8,640,131

	Shares	Value

Regional Banks–(continued)
Berkshire Hills Bancorp, Inc.(b)	204,663	$5,069,503
Cathay General Bancorp	203,339	7,960,722
Columbia Banking System, Inc.(b)	116,108	3,326,494
FB Financial Corp.	110,725	4,342,634
Heritage Financial Corp.	201,549	5,070,973
OceanFirst Financial Corp.	247,563	4,735,880
Pacific Premier Bancorp, Inc.	252,849	7,393,305
Silvergate Capital Corp., Class A(c)	41,329	2,212,341

Webster Financial Corp.	200,933	8,469,326
		57,221,309

Research & Consulting Services–3.08%
CACI International, Inc., Class A(c)	37,270	10,501,940

KBR, Inc.(b)	214,553	10,382,220
		20,884,160

Restaurants–1.02%
Texas Roadhouse, Inc.	94,456	6,914,179

Semiconductor Equipment–0.92%
MKS Instruments, Inc.	61,035	6,264,022

Semiconductors–2.97%
Allegro MicroSystems, Inc. (Japan)(c)	210,311	4,351,334
Ambarella, Inc.(c)	60,197	3,940,496
MACOM Technology Solutions Holdings, Inc.(c)	83,451	3,847,091

Semtech Corp.(c)	144,562	7,946,573
		20,085,494

Specialized REITs–3.38%
Four Corners Property Trust, Inc.(b)	420,484	11,180,669

National Storage Affiliates Trust	233,398	11,686,238
		22,866,907

Specialty Chemicals–0.62%
NewMarket Corp.(b)	14,044	4,226,682

Systems Software–0.61%
Progress Software Corp.	91,460	4,143,138

Thrifts & Mortgage Finance–1.59%
WSFS Financial Corp.	268,459	10,762,521
Total Common Stocks & Other Equity Interests (Cost $512,197,910)		663,822,059

Money Market Funds–1.52%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	3,598,813	3,598,813

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	2,566,862	2,566,605
Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	4,112,929	4,112,929

Total Money Market Funds (Cost $10,278,295)		10,278,347

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.53% (Cost $522,476,205)		674,100,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.69%
Invesco Private Government Fund, 1.38%(d)(e)(f)	29,744,426	$29,744,426

Invesco Private Prime Fund, 1.66%(d)(e)(f)	76,485,666	76,485,666

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,234,395)		106,230,092

TOTAL INVESTMENTS IN SECURITIES–115.22% (Cost $628,710,600)		780,330,498

OTHER ASSETS LESS LIABILITIES–(15.22)%		(103,061,476)

NET ASSETS–100.00%		$677,269,022

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	December 31, 2021	at Cost	from Sales	(Depreciation)	(Loss)	June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 5,719,425	$ 32,076,888	$ (34,197,500)	$ -	$ -	$ 3,598,813	$ 4,701
Invesco Liquid Assets Portfolio, Institutional Class	3,797,951	22,912,063	(24,143,113)	51	(347)	2,566,605	4,872
Invesco Treasury Portfolio, Institutional Class	6,536,485	36,659,301	(39,082,857)	-	-	4,112,929	6,159
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,179,539	130,323,609	(125,758,722)	-	-	29,744,426	66,548*
Invesco Private Prime Fund	58,752,256	293,091,822	(275,344,975)	(3,776)	(9,661)	76,485,666	185,386*
Total	$99,985,656	$515,063,683	$(498,527,167)	$(3,725)	$(10,008)	$116,508,439	$ 267,666

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Industrials	20.04%

Financials	15.75

Health Care	15.51

Information Technology	10.50

Consumer Discretionary	9.19

Real Estate	5.39

Utilities	5.11

Consumer Staples	5.08

Energy	4.85

Materials	4.42

Communication Services	2.18

Money Market Funds Plus Other Assets Less Liabilities	1.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $512,197,910)*	$663,822,059

Investments in affiliated money market funds, at value (Cost $116,512,690)	116,508,439
Cash	1,000,000
Foreign currencies, at value (Cost $28,088)	28,108
Receivable for:
Investments sold	2,291,993
Fund shares sold	348,690
Dividends	365,138
Investment for trustee deferred compensation and retirement plans	82,648
Total assets	784,447,075

Liabilities:
Payable for:
Fund shares reacquired	388,285
Collateral upon return of securities loaned	106,234,395
Accrued fees to affiliates	421,563
Accrued trustees’ and officers’ fees and benefits	2,954
Accrued other operating expenses	48,208
Trustee deferred compensation and retirement plans	82,648
Total liabilities	107,178,053
Net assets applicable to shares outstanding	$677,269,022

Net assets consist of:
Shares of beneficial interest	$464,098,246
Distributable earnings	213,170,776
$677,269,022

Net Assets:
Series I	$127,397,012
Series II	$549,872,010

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,077,556
Series II	22,399,106
Series I:
Net asset value per share	$25.09
Series II:
Net asset value per share	$24.55

*	At June 30, 2022, securities with an aggregate value of $105,025,650 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $11,576)	$4,034,725

Dividends from affiliated money market funds (includes securities lending income of $58,479)	74,211

Total investment income	4,108,936

Expenses:
Advisory fees	2,655,367

Administrative services fees	630,515

Custodian fees	3,028

Distribution fees - Series II	782,811

Transfer agent fees	20,718

Trustees’ and officers’ fees and benefits	10,773

Reports to shareholders	689

Professional services fees	17,832

Other	7,822

Total expenses	4,129,555

Less: Fees waived	(190,917)

Net expenses	3,938,638

Net investment income	170,298

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(18,191,488)

Affiliated investment securities	(10,008)

Foreign currencies	1,072

(18,200,424)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(157,135,703)

Affiliated investment securities	(3,725)

Foreign currencies	20

(157,139,408)

Net realized and unrealized gain (loss)	(175,339,832)

Net increase (decrease) in net assets resulting from operations	$(175,169,534)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income (loss)	$170,298	$(1,535,551)

Net realized gain (loss)	(18,200,424)	91,687,356

Change in net unrealized appreciation (depreciation)	(157,139,408)	74,780,052

Net increase (decrease) in net assets resulting from operations	(175,169,534)	164,931,857

Distributions to shareholders from distributable earnings:
Series I	–	(9,909,775)

Series II	–	(45,346,362)

Total distributions from distributable earnings	–	(55,256,137)

Share transactions–net:
Series I	1,567,178	21,710,271

Series II	(16,887,681)	(33,389,733)

Net increase (decrease) in net assets resulting from share transactions	(15,320,503)	(11,679,462)

Net increase (decrease) in net assets	(190,490,037)	97,996,258

Net assets:
Beginning of period	867,759,059	769,762,801

End of period	$677,269,022	$867,759,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/22	$31.47	$0.03	$(6.41)	$(6.38)	$ -	$ -	$ -	$25.09	(20.27)%	$127,397	0.82	%(e)	0.87	%(e)	0.25	%(e)	15%
Year ended 12/31/21	27.42	0.01	6.19	6.20	(0.12)	(2.03)	(2.15)	31.47	22.55	158,060	0.80		0.84		0.03		32
Year ended 12/31/20	23.32	0.09	4.47	4.56	(0.14)	(0.32)	(0.46)	27.42	19.93	119,377	0.80		0.91		0.41		35
Year ended 12/31/19	20.36	0.11	5.06	5.17	(0.05)	(2.16)	(2.21)	23.32	26.47	109,695	0.80		0.86		0.49		36
Year ended 12/31/18	25.79	0.07	(2.07)	(2.00)	(0.08)	(3.35)	(3.43)	20.36	(10.32)	123,962	0.80		0.83		0.28		45
Year ended 12/31/17	24.08	0.07	3.22	3.29	(0.22)	(1.36)	(1.58)	25.79	14.15	152,617	0.80		0.80		0.28		42
Series II
Six months ended 06/30/22	30.83	(0.00)	(6.28)	(6.28)	-	-	-	24.55	(20.37)	549,872	1.07	(e)	1.12	(e)	(0.00	)(e)	15
Year ended 12/31/21	26.91	(0.07)	6.08	6.01	(0.06)	(2.03)	(2.09)	30.83	22.26	709,699	1.05		1.09		(0.22)		32
Year ended 12/31/20	22.89	0.03	4.39	4.42	(0.08)	(0.32)	(0.40)	26.91	19.63	650,386	1.05		1.16		0.16		35
Year ended 12/31/19	20.03	0.05	4.97	5.02	0.00	(2.16)	(2.16)	22.89	26.13	605,327	1.05		1.11		0.25		36
Year ended 12/31/18	25.42	0.01	(2.03)	(2.02)	(0.02)	(3.35)	(3.37)	20.03	(10.54)	735,969	1.05		1.08		0.03		45
Year ended 12/31/17	23.75	0.01	3.18	3.19	(0.16)	(1.36)	(1.52)	25.42	13.91	935,793	1.05		1.05		0.03		42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Main Street Small Cap Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships - The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending

Invesco V.I. Main Street Small Cap Fund®

transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.580%

Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective May 1, 2022 through at least June 30, 2023, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). Prior to May 1 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $190,917.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $55,189 for accounting and fund administrative services and was reimbursed $575,326 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase

Invesco V.I. Main Street Small Cap Fund®

and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$663,822,059	$–	$–	$663,822,059
Money Market Funds	10,278,347	106,230,092	–	116,508,439
Total Investments	$674,100,406	$106,230,092	$–	$780,330,498

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $112,895,883 and $125,357,724, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$196,137,811

Aggregate unrealized (depreciation) of investments	(45,509,999)

Net unrealized appreciation of investments	$150,627,812

Cost of investments for tax purposes is $629,702,686.

Invesco V.I. Main Street Small Cap Fund®

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	823,214	$22,955,449	1,168,250	$37,302,772

Series II	5,391,938	145,428,636	2,282,180	70,992,182

Issued as reinvestment of dividends:
Series I	-	-	312,217	9,909,775

Series II	-	-	1,457,614	45,346,362

Reacquired:
Series I	(767,964)	(21,388,271)	(811,387)	(25,502,276)

Series II	(6,012,493)	(162,316,317)	(4,884,772)	(149,728,277)

Net increase (decrease) in share activity	(565,305)	$(15,320,503)	(475,898)	$(11,679,462)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Main Street Small Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/22)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Series I	$1,000.00	$797.30	$3.65	$1,020.73	$4.11	0.82%
Series II	1,000.00	796.30	4.77	1,019.49	5.36	1.07

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective May 1, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Series I shares and Series II Shares 2.00% and 2.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.87% and 1.12% for of Series I shares and Series II shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $3.88 and $4.99 for of Series I and Series II shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $4.36 and $5.61 for of Series I and Series II shares, respectively.

Invesco V.I. Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Small Cap Fund®’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed

Invesco V.I. Main Street Small Cap Fund®

more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Main Street Small Cap Fund®

Semiannual Report to Shareholders	June 30, 2022

Invesco Oppenheimer V.I. International Growth Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIIGR-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-30.48%

Series II Shares	-30.39

MSCI All Country World ex USA Index▼	-18.42

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22

Series I Shares
Inception (5/13/92)	6.27%
10 Years	5.24
5 Years	1.15
1 Year	-28.30

Series II Shares
Inception (3/19/01)	4.88%
10 Years	4.99
5 Years	0.86
1 Year	-28.30

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer International Growth Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. International Growth Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. International Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. International Growth Fund

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.84%
Australia–1.73%
CSL Ltd.	28,982	$5,385,100

Canada–6.46%
Alimentation Couche-Tard, Inc.	207,071	8,077,249

CAE, Inc.(a)	222,559	5,484,440

Dollarama, Inc.	114,514	6,593,985

		20,155,674

China–0.79%
Alibaba Group Holding Ltd.(a)	173,200	2,470,648

Denmark–4.51%
Ascendis Pharma A/S, ADR(a)(b)	19,498	1,812,534

Novo Nordisk A/S, Class B	110,467	12,260,884

		14,073,418

France–15.48%
Adevinta ASA, Class B(a)	189,724	1,380,984

Airbus SE	58,096	5,704,318

Dassault Systemes SE	112,954	4,185,319

Edenred	82,388	3,903,997

EssilorLuxottica S.A.	14,533	2,198,232

Hermes International	9,282	10,486,144

Kering S.A.	5,992	3,113,195

L’Oreal S.A.	11,681	4,035,873

LVMH Moet Hennessy Louis Vuitton SE	13,967	8,619,499

Sartorius Stedim Biotech	14,711	4,657,457

		48,285,018

Germany–3.89%
CTS Eventim AG & Co. KGaA(a)	92,379	4,840,487

Hypoport SE(a)	3,262	647,065

SAP SE	15,832	1,442,337

Siemens AG	10,860	1,105,305

Siemens Healthineers AG(c)	80,470	4,090,567

		12,125,761

India–4.59%
Dr Lal PathLabs Ltd.(c)	99,537	2,727,874

Reliance Industries Ltd.	351,811	11,584,045

		14,311,919

Ireland–1.77%
Flutter Entertainment PLC(a)	55,035	5,529,325

Italy–1.90%
Davide Campari-Milano N.V.	562,253	5,936,581

Japan–8.11%
Benefit One, Inc.	137,500	1,851,194

Daikin Industries Ltd.	32,800	5,264,259

Hitachi Ltd.	55,100	2,610,705

Hoya Corp.	28,893	2,469,915

Keyence Corp.	12,924	4,422,975

Kobe Bussan Co. Ltd.	121,300	2,969,301

Nidec Corp.	51,900	3,209,165

	Shares	Value

Japan–(continued)
Nihon M&A Center Holdings, Inc.	235,000	$2,503,239

		25,300,753

Netherlands–5.61%
Aalberts N.V.	59,773	2,350,200

Adyen N.V.(a)(c)	2,886	4,242,468

ASML Holding N.V.	15,501	7,481,215

Shop Apotheke Europe N.V.(a)(b)(c)	14,768	1,313,441

Universal Music Group N.V.	104,082	2,102,892

		17,490,216

New Zealand–0.43%
Xero Ltd.(a)(b)	25,417	1,352,355

Spain–1.79%
Amadeus IT Group S.A.(a)	99,257	5,576,688

Sweden–7.14%
Atlas Copco AB, Class A	446,897	4,181,832

Epiroc AB, Class A	453,794	7,014,454

Swedish Match AB	1,084,200	11,070,958

		22,267,244

Switzerland–4.53%
Barry Callebaut AG	733	1,641,665

IWG PLC(a)	930,824	2,122,572

Lonza Group AG	4,313	2,299,795

Sika AG	22,428	5,174,032

VAT Group AG(c)	10,418	2,487,792

Zur Rose Group AG(a)(b)	5,580	418,840

		14,144,696

Taiwan–1.74%
Taiwan Semiconductor Manufacturing Co. Ltd.	341,000	5,430,979

United Kingdom–19.01%
Alphawave IP Group PLC(a)	464,660	766,074

Britvic PLC	398,132	3,933,801

Ceres Power Holdings PLC(a)	154,203	1,029,437

Compass Group PLC	397,517	8,138,307

ConvaTec Group PLC(c)	878,702	2,412,150

Entain PLC(a)	333,494	5,060,493

Legal & General Group PLC	924,476	2,698,617

London Stock Exchange Group PLC	85,988	7,993,373

Next PLC	84,597	6,040,099

Ocado Group PLC(a)	484,548	4,608,262

Rentokil Initial PLC	917,752	5,304,452

Rightmove PLC	590,797	4,088,152

RS GROUP PLC	272,106	2,880,896

Trainline PLC(a)(c)	1,241,669	4,356,281

		59,310,394

United States–8.36%
Atlassian Corp. PLC, Class A(a)	5,783	1,083,734

EPAM Systems, Inc.(a)	21,979	6,478,970

Ferguson PLC	44,903	5,027,846

James Hardie Industries PLC, CDI	201,518	4,414,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

	Shares	Value

United States–(continued)
Medtronic PLC	23,607	$2,118,728

ResMed, Inc.	33,134	6,945,880

		26,069,175

Total Common Stocks & Other Equity Interests (Cost $223,206,973)		305,215,944

Money Market Funds–3.70%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	4,039,131	4,039,131

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	2,884,883	2,884,595

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	4,616,149	4,616,149

Total Money Market Funds (Cost $11,539,614)		11,539,875

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-101.54% (Cost $234,746,587)		316,755,819

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.01%
Invesco Private Government Fund, 1.38%(d)(e)(f)	881,051	$881,051

Invesco Private Prime Fund, 1.66%(d)(e)(f)	2,265,560	2,265,560

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,146,782)		3,146,611

TOTAL INVESTMENTS IN SECURITIES–102.55% (Cost $237,893,369)		319,902,430

OTHER ASSETS LESS LIABILITIES–(2.55)%		(7,958,722)

NET ASSETS–100.00%		$311,943,708

Investment Abbreviations:

ADR – American Depositary Receipt

CDI  – CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $21,630,573, which represented 6.93% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 963,741	$15,988,837	$(12,913,447)	$ -	$ -	$ 4,039,131	$ 4,073
Invesco Liquid Assets Portfolio, Institutional Class	688,191	11,420,598	(9,223,890)	261	(565)	2,884,595	5,174
Invesco Treasury Portfolio, Institutional Class	1,101,419	18,272,957	(14,758,227)	-	-	4,616,149	6,661
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	63,225	8,767,698	(7,949,872)	-	-	881,051	2,477*
Invesco Private Prime Fund	147,525	20,488,557	(18,370,710)	(171)	359	2,265,560	6,426*
Total	$2,964,101	$74,938,647	$(63,216,146)	$ 90	$(206)	$14,686,486	$24,811

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Consumer Discretionary	20.07%

Industrials	18.60

Health Care	15.12

Information Technology	14.86

Consumer Staples	14.11

Communication Services	3.98

Energy	3.71

Financials	3.64

Materials	3.07

Other Sectors, Each Less than 2% of Net Assets	0.68

Money Market Funds Plus Other Assets Less Liabilities	2.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $223,206,973)*	$305,215,944

Investments in affiliated money market funds, at value (Cost $14,686,396)	14,686,486

Cash	500,908

Foreign currencies, at value (Cost $718,618)	717,002

Receivable for:
Investments sold	24,010

Fund shares sold	436,393

Dividends	1,233,823

Investment for trustee deferred compensation and retirement plans	49,928

Other assets	295

Total assets	322,864,789

Liabilities:
Payable for:
Investments purchased	7,327,525

Fund shares reacquired	12,208

Accrued foreign taxes	174,583

Collateral upon return of securities loaned	3,146,782

Accrued fees to affiliates	174,422

Accrued trustees’ and officers’ fees and benefits	2,743

Accrued other operating expenses	32,890

Trustee deferred compensation and retirement plans	49,928

Total liabilities	10,921,081

Net assets applicable to shares outstanding	$311,943,708

Net assets consist of:
Shares of beneficial interest	$157,487,294

Distributable earnings	154,456,414

$311,943,708

Net Assets:
Series I	$163,928,866

Series II	$148,014,842

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	80,615,650

Series II	69,528,928

Series I:
Net asset value per share	$2.03

Series II:
Net asset value per share	$2.13

*	At June 30, 2022, securities with an aggregate value of $2,534,077 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $233,172)	$3,724,657

Dividends from affiliated money market funds (includes securities lending income of $7,602)	23,510

Total investment income	3,748,167

Expenses:
Advisory fees	1,717,446

Administrative services fees	294,529

Custodian fees	40,655

Distribution fees - Series II	212,735

Transfer agent fees	11,129

Trustees’ and officers’ fees and benefits	9,835

Reports to shareholders	3,316

Professional services fees	21,327

Other	4,424

Total expenses	2,315,396

Less: Fees waived	(306,810)

Net expenses	2,008,586

Net investment income	1,739,581

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $4,532)	10,555,398

Affiliated investment securities	(206)

Foreign currencies	(55,528)

10,499,664

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $154,526)	(148,025,438)

Affiliated investment securities	90

Foreign currencies	(71,038)

(148,096,386)

Net realized and unrealized gain (loss)	(137,596,722)

Net increase (decrease) in net assets resulting from operations	$(135,857,141)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income (loss)	$1,739,581	$(1,498,133)

Net realized gain	10,499,664	65,006,948

Change in net unrealized appreciation (depreciation)	(148,096,386)	(10,388,878)

Net increase (decrease) in net assets resulting from operations	(135,857,141)	53,119,937

Distributions to shareholders from distributable earnings:
Series I	–	(21,477,246)

Series II	–	(25,805,990)

Total distributions from distributable earnings	–	(47,283,236)

Share transactions–net:
Series I	27,056	3,387,374

Series II	3,447,003	(66,781,008)

Net increase (decrease) in net assets resulting from share transactions	3,474,059	(63,393,634)

Net increase (decrease) in net assets	(132,383,082)	(57,556,933)

Net assets:
Beginning of period	444,326,790	501,883,723

End of period	$311,943,708	$444,326,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations (a)	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/22	$2.92	$0.01	$(0.90)	$(0.89)	$–	$–	$–	$2.03	(30.48)%	$163,929	1.00	%(e)	1.17	%(e)	1.08	%(e)	14%
Year ended 12/31/21	2.91	(0.00)	0.30	0.30	–	(0.29)	(0.29)	2.92	10.22	235,425	1.00		1.13		(0.16)		22
Year ended 12/31/20	2.45	(0.00)	0.52	0.52	(0.02)	(0.04)	(0.06)	2.91	21.50	230,463	1.00		1.15		(0.01)		37
Year ended 12/31/19	2.03	0.02	0.54	0.56	(0.02)	(0.12)	(0.14)	2.45	28.60	221,944	1.00		1.13		0.91		51
Year ended 12/31/18	2.59	0.02	(0.51)	(0.49)	(0.02)	(0.05)	(0.07)	2.03	(19.42)	267,220	1.00		1.10		0.83		25
Year ended 12/31/17	2.08	0.02	0.52	0.54	(0.03)	–	(0.03)	2.59	26.29	360,417	1.00		1.08		0.87		27
Series II
Six months ended 06/30/22	3.06	0.01	(0.94)	(0.93)	–	–	–	2.13	(30.39)	148,015	1.25	(e)	1.42	(e)	0.83	(e)	14
Year ended 12/31/21	3.04	(0.01)	0.32	0.31	–	(0.29)	(0.29)	3.06	10.12	208,901	1.25		1.38		(0.41)		22
Year ended 12/31/20	2.56	(0.01)	0.55	0.54	(0.02)	(0.04)	(0.06)	3.04	21.04	271,421	1.25		1.40		(0.26)		37
Year ended 12/31/19	2.12	0.02	0.56	0.58	(0.02)	(0.12)	(0.14)	2.56	27.95	252,753	1.25		1.38		0.67		51
Year ended 12/31/18	2.70	0.01	(0.52)	(0.51)	(0.02)	(0.05)	(0.07)	2.12	(19.55)	199,636	1.25		1.35		0.58		25
Year ended 12/31/17	2.16	0.01	0.56	0.57	(0.03)	–	(0.03)	2.70	26.44	239,042	1.25		1.33		0.60		27

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco Oppenheimer V.I. International Growth Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Oppenheimer V.I. International Growth Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $250 million	1.000%

Next $250 million	0.900%

Next $500 million	0.850%

Over $1 billion	0.820%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.95%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.00% and Series II shares to 1.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $306,810.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months

Invesco Oppenheimer V.I. International Growth Fund

ended June 30, 2022, Invesco was paid $25,840 for accounting and fund administrative services and was reimbursed $268,689 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$5,385,100	$–	$5,385,100

Canada	20,155,674	–	–	20,155,674

China	–	2,470,648	–	2,470,648

Denmark	1,812,534	12,260,884	–	14,073,418

France	–	48,285,018	–	48,285,018

Germany	–	12,125,761	–	12,125,761

India	–	14,311,919	–	14,311,919

Ireland	–	5,529,325	–	5,529,325

Italy	–	5,936,581	–	5,936,581

Japan	–	25,300,753	–	25,300,753

Netherlands	–	17,490,216	–	17,490,216

New Zealand	–	1,352,355	–	1,352,355

Spain	–	5,576,688	–	5,576,688

Sweden	–	22,267,244	–	22,267,244

Switzerland	–	14,144,696	–	14,144,696

Taiwan	–	5,430,979	–	5,430,979

United Kingdom	–	59,310,394	–	59,310,394

United States	16,627,312	9,441,863	–	26,069,175

Money Market Funds	11,539,875	3,146,611	–	14,686,486

Total Investments	$50,135,395	$269,767,035	$–	$319,902,430

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco Oppenheimer V.I. International Growth Fund

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $51,232,238 and $49,492,688, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$109,269,231

Aggregate unrealized (depreciation) of investments	(28,657,269)

Net unrealized appreciation of investments	$80,611,962

Cost of investments for tax purposes is $239,290,468.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	7,096,603	$16,474,548	11,253,855	$34,403,309

Series II	6,420,635	15,774,553	11,397,486	36,490,806

Issued as reinvestment of dividends:
Series I	-	-	7,207,130	21,477,246

Series II	-	-	8,271,150	25,805,990

Reacquired:
Series I	(7,022,065)	(16,447,492)	(17,177,393)	(52,493,181)

Series II	(5,069,008)	(12,327,550)	(40,674,516)	(129,077,804)

Net increase (decrease) in share activity	1,426,165	$3,474,059	(19,722,288)	$(63,393,634)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Oppenheimer V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$695.20	$4.20	$1,019.84	$5.01	1.00%
Series II	1,000.00	696.10	5.26	1,018.60	6.26	1.25

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. International Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-U.S.® Index (Index). The Board noted that performance of Series II shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one, three, and five year periods. The Board considered

Invesco Oppenheimer V.I. International Growth Fund

that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. The Board requested and considered additional information from management regarding such relative contractual management fees and total expenses, including the differentiated client based associated with variable insurance products.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the

Invesco Oppenheimer V.I. International Growth Fund

compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Oppenheimer V.I. International Growth Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Small Cap Equity Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VISCE-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-25.67%
Series II Shares	-25.75
S&P 500 Index▼ (Broad Market Index)	-19.96
Russell 2000 Index▼ (Style-Specific Index)	-23.43
Lipper VUF Small-Cap Core Funds Index∎ (Peer Group Index)	-20.59

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (8/29/03)	7.91%
10 Years	8.52
5 Years	5.85
1 Year	-24.12

Series II Shares
Inception (8/29/03)	7.65%
10 Years	8.25
5 Years	5.59
1 Year	-24.32

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Small Cap Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Small Cap Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.27%
Aerospace & Defense–1.03%

Curtiss-Wright Corp.	14,982	$ 1,978,523

Air Freight & Logistics–1.03%

Air Transport Services Group, Inc.(b)	68,235	1,960,392

Alternative Carriers–1.06%

Iridium Communications, Inc.(b)	53,991	2,027,902

Apparel Retail–0.91%

American Eagle Outfitters, Inc.(c)	96,526	1,079,161

Children’s Place, Inc. (The)(b)(c)	16,825	654,829

		1,733,990

Apparel, Accessories & Luxury Goods–1.29%

Oxford Industries, Inc.(c)	27,887	2,474,692

Application Software–3.85%

Descartes Systems Group, Inc. (The) (Canada)(b)	33,851	2,100,793

Manhattan Associates, Inc.(b)	18,804	2,154,938

Verint Systems, Inc.(b)(c)	45,015	1,906,385

Workiva, Inc.(b)(c)	18,054	1,191,384

		7,353,500

Asset Management & Custody Banks–1.19%

Blucora, Inc.(b)	123,224	2,274,715

Auto Parts & Equipment–1.22%

Visteon Corp.(b)	22,536	2,334,279

Automotive Retail–1.14%

Lithia Motors, Inc., Class A(c)	7,938	2,181,442

Biotechnology–0.82%

CRISPR Therapeutics AG (Switzerland)(b)(c)	9,460	574,884

Natera, Inc.(b)	24,944	884,015

TG Therapeutics, Inc.(b)	26,414	112,260

		1,571,159

Casinos & Gaming–0.52%

Penn National Gaming, Inc.(b)	32,927	1,001,639

Construction & Engineering–3.13%

NV5 Global, Inc.(b)(c)	22,930	2,676,848

WillScot Mobile Mini Holdings Corp.(b)	102,217	3,313,875

		5,990,723

Construction Materials–2.27%

Eagle Materials, Inc.	16,191	1,780,038

Summit Materials, Inc., Class A(b)	110,264	2,568,049

		4,348,087

Data Processing & Outsourced Services–0.99%

Concentrix Corp.	13,935	1,890,143

Diversified Metals & Mining–1.26%

MP Materials Corp.(b)(c)	75,369	2,417,838

	Shares	Value
Electrical Components & Equipment–1.28%

EnerSys(c)	25,076	$ 1,478,481

Vertiv Holdings Co.	117,446	965,406

		2,443,887

Electronic Equipment & Instruments–0.97%

Badger Meter, Inc.	22,940	1,855,617

Electronic Manufacturing Services–1.01%

Flex Ltd.(b)	133,279	1,928,547

Environmental & Facilities Services–1.83%

Casella Waste Systems, Inc., Class A(b)	31,706	2,304,392

Montrose Environmental Group, Inc.(b)(c)	35,317	1,192,302

		3,496,694

Fertilizers & Agricultural Chemicals–0.49%

Scotts Miracle-Gro Co. (The)(c)	11,865	937,216

Financial Exchanges & Data–1.30%

TMX Group Ltd. (Canada)	24,359	2,479,047

Food Retail–0.97%

Sprouts Farmers Market, Inc.(b)(c)	73,224	1,854,032

Footwear–0.89%

Wolverine World Wide, Inc.(c)	84,419	1,701,887

Health Care Distributors–0.95%

Owens & Minor, Inc.(c)	57,549	1,809,916

Health Care Equipment–4.12%

AtriCure, Inc.(b)	46,794	1,912,003

CONMED Corp.(c)	21,647	2,072,917

Heska Corp.(b)(c)	20,020	1,892,090

QuidelOrtho Corp.(b)(c)	20,564	1,998,409

		7,875,419

Health Care Facilities–2.00%

Encompass Health Corp.	29,916	1,676,792

Pennant Group, Inc. (The)(b)	38,768	496,618

Tenet Healthcare Corp.(b)	31,583	1,660,002

		3,833,412

Health Care Services–2.63%

Castle Biosciences, Inc.(b)(c)	36,035	790,968

LHC Group, Inc.(b)	12,598	1,962,013

R1 RCM, Inc.(b)(c)	109,001	2,284,661

		5,037,642

Health Care Supplies–1.81%

ICU Medical, Inc.(b)(c)	8,195	1,347,176

OrthoPediatrics Corp.(b)(c)	49,041	2,116,119

		3,463,295

Health Care Technology–1.12%

Simulations Plus, Inc.(c)	43,307	2,136,334

Homebuilding–0.99%

Taylor Morrison Home Corp., Class A(b)(c)	81,283	1,898,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value
Hotel & Resort REITs–0.80%

Ryman Hospitality Properties, Inc.(b)	20,235	$ 1,538,467

Hotels, Resorts & Cruise Lines–1.18%

Travel + Leisure Co.	58,318	2,263,905

Human Resource & Employment Services–0.78%

Alight, Inc., Class A(b)(c)	221,307	1,493,822

Industrial Machinery–4.62%

Chart Industries, Inc.(b)(c)	19,631	3,285,837

Gates Industrial Corp. PLC(b)	157,292	1,700,326

Helios Technologies, Inc.	29,015	1,922,244

ITT, Inc.	28,774	1,934,764

		8,843,171

Industrial REITs–2.23%

EastGroup Properties, Inc.(c)	14,874	2,295,505

STAG Industrial, Inc.(c)	63,431	1,958,749

		4,254,254

Interactive Media & Services–0.70%

Eventbrite, Inc., Class A(b)(c)	131,067	1,346,058

Internet & Direct Marketing Retail–0.56%

Overstock.com, Inc.(b)(c)	42,773	1,069,753

Investment Banking & Brokerage–3.70%

LPL Financial Holdings, Inc.	20,967	3,867,992

Piper Sandler Cos.(c)	28,285	3,206,388

		7,074,380

Leisure Products–1.04%

Acushnet Holdings Corp.(c)	47,790	1,991,887

Life & Health Insurance–0.97%

Primerica, Inc.	15,551	1,861,299

Life Sciences Tools & Services–2.26%

Medpace Holdings, Inc.(b)(c)	17,614	2,636,287

NeoGenomics, Inc.(b)(c)	77,107	628,422

Quanterix Corp.(b)(c)	65,525	1,060,850

		4,325,559

Multi-line Insurance–1.35%

Assurant, Inc.	14,912	2,577,539

Oil & Gas Equipment & Services–2.06%

Cactus, Inc., Class A(c)	48,508	1,953,417

Weatherford International PLC(b)	93,736	1,984,391

		3,937,808

Oil & Gas Exploration & Production–2.06%

Matador Resources Co.	52,033	2,424,218

Southwestern Energy Co.(b)	242,681	1,516,756

		3,940,974

Packaged Foods & Meats–0.47%

Calavo Growers, Inc.	21,451	894,936

Paper Packaging–1.10%

Graphic Packaging Holding Co.	102,122	2,093,501

Property & Casualty Insurance–0.97%

Hanover Insurance Group, Inc. (The)	12,632	1,847,430

	Shares	Value
Real Estate Services–0.51%

FirstService Corp. (Canada)	8,107	$ 983,396

Regional Banks–5.95%

Community Bank System, Inc.(c)	28,197	1,784,306

Glacier Bancorp, Inc.(c)	43,526	2,064,003

Pacific Premier Bancorp, Inc.	57,858	1,691,768

Pinnacle Financial Partners, Inc.	30,917	2,235,608

South State Corp.	22,322	1,722,143

Webster Financial Corp.(c)	44,715	1,884,737

		11,382,565

Reinsurance–1.32%

Reinsurance Group of America, Inc.	21,576	2,530,649

Research & Consulting Services–2.49%

CACI International, Inc., Class A(b)	7,733	2,179,005

Huron Consulting Group, Inc.(b)	39,836	2,588,941

		4,767,946

Restaurants–1.05%

Papa John’s International, Inc.	23,942	1,999,636

Semiconductors–2.97%

Diodes, Inc.(b)	29,056	1,876,146

Power Integrations, Inc.(c)	27,459	2,059,700

Semtech Corp.(b)	31,588	1,736,392

		5,672,238

Specialized REITs–1.36%

Gaming and Leisure Properties, Inc.	56,647	2,597,832

Specialty Chemicals–1.36%

Ashland Global Holdings, Inc.(c)	25,144	2,591,089

Steel–0.87%

Cleveland-Cliffs, Inc.(b)(c)	107,811	1,657,055

Systems Software–1.14%

CommVault Systems, Inc.(b)	34,538	2,172,440

Thrifts & Mortgage Finance–1.55%

Essent Group Ltd.	39,247	1,526,708

Radian Group, Inc.	73,240	1,439,166

		2,965,874

Tires & Rubber–0.28%

Goodyear Tire & Rubber Co. (The)(b)	50,317	538,895

Trading Companies & Distributors–2.30%

Applied Industrial Technologies, Inc.	23,740	2,283,076

Univar Solutions, Inc.(b)	85,070	2,115,691

		4,398,767

Trucking–0.98%

Knight-Swift Transportation Holdings, Inc.(c)	40,465	1,873,125

Water Utilities–1.22%

California Water Service Group	42,020	2,334,211

Total Common Stocks & Other Equity Interests (Cost $178,479,920)		184,111,201

Money Market Funds–3.72%

Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	2,486,371	2,486,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value
Money Market Funds–(continued)

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	1,783,344	$ 1,783,166

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	2,841,568	2,841,568
Total Money Market Funds (Cost $7,110,930)		7,111,105

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $185,590,850)		191,222,306

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–27.83%
Invesco Private Government Fund, 1.38%(d)(e)(f)	14,901,484	14,901,484

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 1.66%(d)(e)(f)	38,318,101	$38,318,101

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,221,111)		53,219,585

TOTAL INVESTMENTS IN SECURITIES–127.82% (Cost $238,811,961)		244,441,891

OTHER ASSETS LESS LIABILITIES–(27.82)%		(53,209,710)

NET ASSETS–100.00%		$191,232,181

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 1,751,611	$10,626,656	$(9,891,896)	$ -	$-	$2,486,371	$ 3,748
Invesco Liquid Assets Portfolio, Institutional Class	1,258,606	7,590,469	(7,065,640)	175	(444)	1,783,166	4,247
Invesco Treasury Portfolio, Institutional Class	2,001,841	12,144,750	(11,305,023)	-	-	2,841,568	5,446
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,691,666	60,988,234	(54,778,416)	-	-	14,901,484	29,801*
Invesco Private Prime Fund	20,280,552	128,102,987	(110,058,454)	(512)	(6,472)	38,318,101	84,179*
Total	$33,984,276	$219,453,096	$(193,099,429)	$(337)	$(6,916)	$60,330,690	$127,421

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Industrials	19.48%

Financials	18.30

Health Care	15.72

Consumer Discretionary	11.08

Information Technology	10.91

Materials	7.34

Real Estate	4.90

Energy	4.12

Other Sectors, Each Less than 2% of Net Assets	4.42

Money Market Funds Plus Other Assets Less Liabilities	3.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $178,479,920)*	$184,111,201

Investments in affiliated money market funds, at value (Cost $60,332,041)	60,330,690

Foreign currencies, at value (Cost $150)	147

Receivable for:
Fund shares sold	245,234

Dividends	83,901

Investment for trustee deferred compensation and retirement plans	51,136

Other assets	154

Total assets	244,822,463

Liabilities:
Payable for:
Investments purchased	55,171

Fund shares reacquired	110,932

Collateral upon return of securities loaned	53,221,111

Accrued fees to affiliates	109,635

Accrued trustees’ and officers’ fees and benefits	2,477

Accrued other operating expenses	32,449

Trustee deferred compensation and retirement plans	58,507

Total liabilities	53,590,282

Net assets applicable to shares outstanding	$191,232,181

Net assets consist of:
Shares of beneficial interest	$139,842,046

Distributable earnings	51,390,135

$191,232,181

Net Assets:
Series I	$100,106,267

Series II	$91,125,914

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,732,467

Series II	5,642,744

Series I:
Net asset value per share	$17.46

Series II:
Net asset value per share	$16.15

*	At June 30, 2022, securities with an aggregate value of $51,762,606 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $5,191)	$1,144,738

Dividends from affiliated money market funds (includes securities lending income of $22,045)	35,486

Total investment income	1,180,224

Expenses:
Advisory fees	826,401

Administrative services fees	184,136

Custodian fees	2,714

Distribution fees - Series II	131,757

Transfer agent fees	6,305

Trustees’ and officers’ fees and benefits	8,965

Reports to shareholders	2,036

Professional services fees	18,005

Other	2,154

Total expenses	1,182,473

Less: Fees waived	(3,401)

Net expenses	1,179,072

Net investment income	1,152

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	7,507,347

Affiliated investment securities	(6,916)

Foreign currencies	564

7,500,995

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(74,766,166)

Affiliated investment securities	(337)

Foreign currencies	(72)

(74,766,575)

Net realized and unrealized gain (loss)	(67,265,580)

Net increase (decrease) in net assets resulting from operations	$(67,264,428)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income (loss)	$1,152	$(190,756)

Net realized gain	7,500,995	40,454,837

Change in net unrealized appreciation (depreciation)	(74,766,575)	7,980,852

Net increase (decrease) in net assets resulting from operations	(67,264,428)	48,244,933

Distributions to shareholders from distributable earnings:
Series I	–	(7,741,480)

Series II	–	(7,308,525)

Total distributions from distributable earnings	–	(15,050,005)

Share transactions–net:
Series I	(6,776,828)	(5,565,314)

Series II	(4,106,787)	(2,537,132)

Net increase (decrease) in net assets resulting from share transactions	(10,883,615)	(8,102,446)

Net increase (decrease) in net assets	(78,148,043)	25,092,482

Net assets:
Beginning of period	269,380,224	244,287,742

End of period	$191,232,181	$269,380,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$23.49	$ 0.01	$(6.04)	$(6.03)	$–	$–	$–	$17.46	(25.67)%	$100,106	0.94	%(d)	0.95	%(d)	0.12	%(d)	15%
Year ended 12/31/21	20.62	0.01	4.19	4.20	(0.04)	(1.29)	(1.33)	23.49	20.41	142,095	0.95		0.95		0.04		21
Year ended 12/31/20	17.73	0.04	4.48	4.52	(0.06)	(1.57)	(1.63)	20.62	27.25	129,881	0.96		0.96		0.21		45
Year ended 12/31/19	15.93	0.06	4.03	4.09	–	(2.29)	(2.29)	17.73	26.60	118,208	0.96		0.96		0.34		44
Year ended 12/31/18	20.02	0.02	(2.74)	(2.72)	–	(1.37)	(1.37)	15.93	(15.08)	106,064	0.96		0.96		0.10		22
Year ended 12/31/17	18.38	(0.01)	2.53	2.52	–	(0.88)	(0.88)	20.02	14.06	149,405	0.97		0.97		(0.02)		20
Series II
Six months ended 06/30/22	21.75	(0.01)	(5.59)	(5.60)	–	–	–	16.15	(25.75)	91,126	1.19	(d)	1.20	(d)	(0.13	)(d)	15
Year ended 12/31/21	19.19	(0.04)	3.89	3.85	(0.00)	(1.29)	(1.29)	21.75	20.09	127,285	1.20		1.20		(0.21)		21
Year ended 12/31/20	16.60	(0.01)	4.17	4.16	(0.00)	(1.57)	(1.57)	19.19	26.87	114,407	1.21		1.21		(0.04)		45
Year ended 12/31/19	15.07	0.02	3.80	3.82	–	(2.29)	(2.29)	16.60	26.32	98,043	1.21		1.21		0.09		44
Year ended 12/31/18	19.05	(0.03)	(2.58)	(2.61)	–	(1.37)	(1.37)	15.07	(15.27)	119,664	1.21		1.21		(0.15)		22
Year ended 12/31/17	17.58	(0.05)	2.40	2.35	–	(0.88)	(0.88)	19.05	13.73	157,349	1.22		1.22		(0.27)		20

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Small Cap Equity Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $1,338 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)

Invesco V.I. Small Cap Equity Fund

currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.730%

Next $500 million	0.715%

Next $1.5 billion	0.700%

Next $2.5 billion	0.685%

Next $2.5 billion	0.670%

Next $2.5 billion	0.655%

Over $10 billion	0.640%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.745%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $3,401.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $17,817 for accounting and fund administrative services and was reimbursed $166,319 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco V.I. Small Cap Equity Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $1,672 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$184,111,201	$–	$–	$184,111,201

Money Market Funds	7,111,105	53,219,585	–	60,330,690

Total Investments	$191,222,306	$53,219,585	$–	$244,441,891

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

Invesco V.I. Small Cap Equity Fund

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $32,983,409 and $46,277,977, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$33,219,280

Aggregate unrealized (depreciation) of investments	(28,660,232)

Net unrealized appreciation of investments	$4,559,048

Cost of investments for tax purposes is $239,882,843.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	287,997	$ 5,784,956	1,024,540	$ 24,082,437

Series II	347,468	6,512,493	1,032,659	22,351,025

Issued as reinvestment of dividends:
Series I	-	-	331,541	7,741,480

Series II	-	-	337,888	7,308,525

Reacquired:
Series I	(603,927)	(12,561,784)	(1,605,120)	(37,389,231)

Series II	(556,179)	(10,619,280)	(1,480,025)	(32,196,682)

Net increase (decrease) in share activity	(524,641)	$(10,883,615)	(358,517)	$ (8,102,446)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$743.30	$4.06	$1,020.13	$4.71	0.94%
Series II	1,000.00	742.50	5.14	1,018.89	5.96	1.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other

Invesco V.I. Small Cap Equity Fund

performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Small Cap Equity Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. Technology Fund

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	I-VITEC-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-33.61%
Series II Shares	-33.69
NASDAQ Composite Index▼ (Broad Market/Style-Specific Index)	-29.23
Lipper VUF Science & Technology Funds Classification Average∎ (Peer Group)	-33.03

Source(s): ▼Bloomberg LP; ∎Lipper Inc.
The NASDAQ Composite Index is a broad-based, market index of the common stocks and similar securities listed on the Nasdaq stock market.
The Lipper VUF Science & Technology Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Science & Technology Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22
Series I Shares
Inception (5/20/97)	6.70%
10 Years	11.80
5 Years	10.61
1 Year	-31.86
Series II Shares
Inception (4/30/04)	8.42%
10 Years	11.51
5 Years	10.33
1 Year	-32.04

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Technology Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Technology Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Technology Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.41%
Application Software–9.45%
Adobe, Inc.(b)	6,958	$2,547,046

Datadog, Inc., Class A(b)	13,452	1,281,168

Expensify, Inc., Class A(b)	7,322	130,258

HubSpot, Inc.(b)	2,556	768,461

salesforce.com, inc.(b)	14,554	2,401,992

Synopsys, Inc.(b)	10,715	3,254,146

Trade Desk, Inc. (The), Class A(b)	15,437	646,656

Workday, Inc., Class A(b)	5,650	788,627

		11,818,354

Automobile Manufacturers–0.47%
Tesla, Inc.(b)	875	589,242

Data Processing & Outsourced Services–9.17%
Adyen N.V. (Netherlands)(b)(c)	718	1,055,472

Mastercard, Inc., Class A	15,421	4,865,017

Visa, Inc., Class A(d)	28,136	5,539,697

		11,460,186

Hotels, Resorts & Cruise Lines–1.75%
Booking Holdings, Inc.(b)	1,249	2,184,489

Interactive Home Entertainment–4.18%
Electronic Arts, Inc.	10,506	1,278,055

Nintendo Co. Ltd. (Japan)	4,600	1,988,085

Take-Two Interactive Software, Inc.(b)	15,964	1,956,069

		5,222,209

Interactive Media & Services–9.35%
Alphabet, Inc., Class A(b)	3,872	8,438,095

Baidu, Inc., ADR (China)(b)	6,538	972,397

Kuaishou Technology (China)(b)(c)	93,000	1,043,008

Meta Platforms, Inc., Class A(b)	7,680	1,238,400

		11,691,900

Internet & Direct Marketing Retail–7.94%
Amazon.com, Inc.(b)	57,428	6,099,428

JD.com, Inc., ADR (China)	59,678	3,832,521

		9,931,949

Internet Services & Infrastructure–1.37%
Cloudflare, Inc., Class A(b)	7,645	334,469

MongoDB, Inc.(b)	2,510	651,345

Snowflake, Inc., Class A(b)(d)	5,253	730,482

		1,716,296

Managed Health Care–5.32%
UnitedHealth Group, Inc.	12,947	6,649,968

Pharmaceuticals–3.70%
Bayer AG (Germany)	77,938	4,630,570

Semiconductor Equipment–4.35%
Applied Materials, Inc.	22,976	2,090,356

	Shares	Value

Semiconductor Equipment–(continued)
ASML Holding N.V., New York Shares (Netherlands)	2,586	$1,230,626

KLA Corp.(d)	6,657	2,124,116

		5,445,098

Semiconductors–14.76%
Advanced Micro Devices, Inc.(b)	22,367	1,710,405

Broadcom, Inc.	6,249	3,035,827

Lattice Semiconductor Corp.(b)	45,860	2,224,210

Monolithic Power Systems, Inc.	4,387	1,684,783

NVIDIA Corp.	25,527	3,869,638

ON Semiconductor Corp.(b)(d)	53,158	2,674,379

QUALCOMM, Inc.	25,487	3,255,709

		18,454,951

Systems Software–19.26%
Crowdstrike Holdings, Inc., Class A(b)(d)	5,395	909,381

Darktrace PLC (United Kingdom)(b)	77,813	279,314

KnowBe4, Inc., Class A(b)	98,279	1,535,118

Microsoft Corp.	59,470	15,273,680

Palo Alto Networks, Inc.(b)(d)	4,698	2,320,530

ServiceNow, Inc.(b)	7,927	3,769,447

		24,087,470

Technology Hardware, Storage & Peripherals–7.34%
Apple, Inc.	67,113	9,175,689

Total Common Stocks & Other Equity Interests (Cost $95,895,065)		123,058,371

Money Market Funds–1.60%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(e)(f)	699,446	699,446

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(e)(f)	499,213	499,162

Invesco Treasury Portfolio, Institutional Class, 1.35%(e)(f)	799,367	799,367

Total Money Market Funds (Cost $1,997,936)		1,997,975

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $97,893,001)		125,056,346

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–10.52%
Invesco Private Government Fund, 1.38%(e)(f)(g)	3,192,191	3,192,192

Invesco Private Prime Fund, 1.66%(e)(f)(g)	9,958,553	9,958,553

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,151,141)		13,150,745

TOTAL INVESTMENTS IN SECURITIES–110.53% (Cost $111,044,142)		138,207,091

OTHER ASSETS LESS LIABILITIES–(10.53)%		(13,165,882)

NET ASSETS–100.00%		$125,041,209

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $2,098,480, which represented 1.68% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at June 30, 2022.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$687,446	$11,058,528	$(11,046,528)	$-	$-	$699,446	$1,102
Invesco Liquid Assets Portfolio, Institutional Class	491,002	7,898,949	(7,890,379)	39	(449)	499,162	1,156
Invesco Treasury Portfolio, Institutional Class	785,653	12,638,318	(12,624,604)	-	-	799,367	1,494
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,370,979	22,865,847	(21,044,634)	-	-	3,192,192	4,166	*
Invesco Private Prime Fund	3,198,950	55,339,310	(48,579,168)	(396)	(143)	9,958,553	12,276	*
Total	$6,534,030	$109,800,952	$(101,185,313)	$(357)	$(592)	$15,148,720	$20,194

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Information Technology	65.70%

Communication Services	13.53

Consumer Discretionary	10.16

Health Care	9.02

Money Market Funds Plus Other Assets Less Liabilities	1.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $95,895,065)*	$123,058,371

Investments in affiliated money market funds, at value (Cost $15,149,077)	15,148,720

Cash	104

Foreign currencies, at value (Cost $539)	533

Receivable for:
Fund shares sold	133,908

Dividends	16,851

Investment for trustee deferred compensation and retirement plans	41,994

Other assets	116

Total assets	138,400,597

Liabilities:
Payable for:
Fund shares reacquired	69,596

Collateral upon return of securities loaned	13,151,141

Accrued fees to affiliates	65,465

Accrued trustees’ and officers’ fees and benefits	2,359

Accrued other operating expenses	21,847

Trustee deferred compensation and retirement plans	48,980

Total liabilities	13,359,388

Net assets applicable to shares outstanding	$125,041,209

Net assets consist of:
Shares of beneficial interest	$49,865,894

Distributable earnings	75,175,315

$125,041,209

Net Assets:
Series I	$116,823,841

Series II	$8,217,368

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,620,994

Series II	352,004

Series I:
Net asset value per share	$25.28

Series II:
Net asset value per share	$23.34

*	At June 30, 2022, securities with an aggregate value of $12,645,394 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $15,312)	$424,078

Dividends from affiliated money market funds (includes securities lending income of $10,502)	14,254

Total investment income	438,332

Expenses:
Advisory fees	574,028

Administrative services fees	127,552

Custodian fees	6,182

Distribution fees - Series II	12,482

Transfer agent fees	4,602

Trustees’ and officers’ fees and benefits	8,790

Reports to shareholders	2,927

Professional services fees	17,829

Other	1,877

Total expenses	756,269

Less: Fees waived	(1,217)

Net expenses	755,052

Net investment income (loss)	(316,720)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,066,617)

Affiliated investment securities	(592)

Foreign currencies	2,968

(3,064,241)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(61,885,543)

Affiliated investment securities	(357)

Foreign currencies	(25)

(61,885,925)

Net realized and unrealized gain (loss)	(64,950,166)

Net increase (decrease) in net assets resulting from operations	$(65,266,886)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income (loss)	$(316,720)	$(1,409,441)

Net realized gain (loss)	(3,064,241)	52,736,882

Change in net unrealized appreciation (depreciation)	(61,885,925)	(24,327,535)

Net increase (decrease) in net assets resulting from operations	(65,266,886)	26,999,906

Distributions to shareholders from distributable earnings:
Series I	-	(17,158,247)

Series II	-	(1,327,101)

Total distributions from distributable earnings	-	(18,485,348)

Share transactions–net:
Series I	(7,445,750)	(10,621,033)

Series II	(577,710)	(577,965)

Net increase (decrease) in net assets resulting from share transactions	(8,023,460)	(11,198,998)

Net increase (decrease) in net assets	(73,290,346)	(2,684,440)

Net assets:
Beginning of period	198,331,555	201,015,995

End of period	$125,041,209	$198,331,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$38.08	$(0.06)	$(12.74)	$(12.80)	$–	$25.28	(33.61)%	$116,824	0.97	%(d)	0.97	%(d)	(0.40	)%(d)	41%
Year ended 12/31/21	36.55	(0.27)	5.62	5.35	(3.82)	38.08	14.41	185,270	0.98		0.98		(0.68)		90
Year ended 12/31/20	27.23	(0.17)	12.49	12.32	(3.00)	36.55	46.11	187,801	0.98		0.98		(0.53)		56
Year ended 12/31/19	21.92	(0.09)	7.71	7.62	(2.31)	27.23	35.88	127,308	0.99		0.99		(0.36)		46
Year ended 12/31/18	22.97	(0.12)	0.22	0.10	(1.15)	21.92	(0.45)	109,596	1.03		1.03		(0.47)		48
Year ended 12/31/17	17.89	(0.09)	6.34	6.25	(1.17)	22.97	35.13	113,352	1.06		1.06		(0.41)		43
Series II
Six months ended 06/30/22	35.20	(0.09)	(11.77)	(11.86)	–	23.34	(33.69)	8,217	1.22	(d)	1.22	(d)	(0.65	)(d)	41
Year ended 12/31/21	34.13	(0.34)	5.23	4.89	(3.82)	35.20	14.08	13,061	1.23		1.23		(0.93)		90
Year ended 12/31/20	25.63	(0.23)	11.73	11.50	(3.00)	34.13	45.79	13,215	1.23		1.23		(0.78)		56
Year ended 12/31/19	20.79	(0.15)	7.30	7.15	(2.31)	25.63	35.56	10,184	1.24		1.24		(0.61)		46
Year ended 12/31/18	21.89	(0.17)	0.22	0.05	(1.15)	20.79	(0.71)	9,587	1.28		1.28		(0.72)		48
Year ended 12/31/17	17.14	(0.14)	6.06	5.92	(1.17)	21.89	34.74	9,439	1.31		1.31		(0.66)		43

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Technology Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $832 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. Technology Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $1,217.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $13,053 for accounting and fund administrative services and was reimbursed $114,499 for fees paid to insurance

Invesco V.I. Technology Fund

companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2022, the Fund incurred $1,797 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$114,061,922	$8,996,449	$–	$123,058,371

Money Market Funds	1,997,975	13,150,745	–	15,148,720

Total Investments	$116,059,897	$22,147,194	$–	$138,207,091

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

Invesco V.I. Technology Fund

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $63,892,078 and $72,573,192, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$40,406,035

Aggregate unrealized (depreciation) of investments	(13,657,459)

Net unrealized appreciation of investments	$26,748,576

Cost of investments for tax purposes is $111,458,515.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	313,915	$9,590,013	781,529	$30,696,876

Series II	10,869	279,236	35,254	1,276,578

Issued as reinvestment of dividends:
Series I	-	-	441,313	17,158,247

Series II	-	-	36,905	1,327,101

Reacquired:
Series I	(558,751)	(17,035,763)	(1,494,672)	(58,476,156)

Series II	(29,899)	(856,946)	(88,379)	(3,181,644)

Net increase (decrease) in share activity	(263,866)	$(8,023,460)	(288,050)	$(11,198,998)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$663.90	$4.00	$1,019.98	$4.86	0.97%
Series II	1,000.00	663.10	5.03	1,018.74	6.11	1.22

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the NASDAQ Composite Index (Index). The Board noted that performance of Series II shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board noted that security selection in certain technology industries negatively impacted Fund

Invesco V.I. Technology Fund

performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client based associated with variable insurance products.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers. The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Technology Fund

Semiannual Report to Shareholders	June 30, 2022

Invesco V.I. U.S. Government Money Portfolio

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The Fund’s Form N-MFP filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIGMKT-SAR-1

About your Fund

Invesco Oppenheimer V.I. Government Money Fund (renamed Invesco V.I. U.S. Government Money Portfolio on April 30, 2021), a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent monthend performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

  The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Invesco V.I. U.S. Government Money Portfolio

Schedule of Investments

June 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-33.64%
U.S. Treasury Bills-30.01%(a)
U.S. Treasury Bills	0.54%-0.65%	07/05/2022	$70,000	$69,995,518

U.S. Treasury Bills	0.38%-0.51%	07/07/2022	31,000	30,997,514

U.S. Treasury Bills	0.55%-0.80%	07/12/2022	130,100	130,072,354

U.S. Treasury Bills	0.08%	07/14/2022	2,000	1,999,946

U.S. Treasury Bills	0.67%	07/19/2022	40,000	39,986,700

U.S. Treasury Bills	0.71%-0.78%	07/26/2022	75,000	74,960,556

U.S. Treasury Bills	0.81%	08/02/2022	38,000	37,972,710

U.S. Treasury Bills	0.50%-0.91%	08/04/2022	15,000	14,989,068

U.S. Treasury Bills	0.08%-0.98%	08/11/2022	99,000	98,899,094

U.S. Treasury Bills	0.97%	08/16/2022	2,000	1,997,534

U.S. Treasury Bills	1.53%	08/23/2022	6,000	5,986,476

U.S. Treasury Bills	1.16%	09/13/2022	40,000	39,904,484

U.S. Treasury Bills	1.68%	09/22/2022	50,000	49,807,486

U.S. Treasury Bills	1.29%	09/27/2022	40,000	39,874,844

U.S. Treasury Bills	1.76%	09/29/2022	50,000	49,781,250

U.S. Treasury Bills	1.52%	10/11/2022	24,000	23,897,320

U.S. Treasury Bills	1.19%	02/23/2023	8,000	7,938,117

				719,060,971

U.S. Treasury Floating Rate Notes-3.55%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	1.91%	10/31/2022	1,000	999,983

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.91%	01/31/2023	3,000	3,000,220

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.89%	04/30/2023	11,000	11,000,235

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.89%	07/31/2023	6,000	6,000,066

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	1.89%	10/31/2023	14,000	14,000,459

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	1.84%	01/31/2024	6,500	6,498,227

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	1.78%	04/30/2024	43,500	43,442,451

				84,941,641

U.S. Treasury Notes-0.08%
U.S. Treasury Notes (Cost $2,003,139)	2.00%	07/31/2022	2,000	2,003,139

Total U.S. Treasury Securities (Cost $806,005,751)				806,005,751

U.S. Government Sponsored Agency Securities-18.86%
Federal Farm Credit Bank (FFCB)-6.74%
Federal Farm Credit Bank (SOFR + 0.19%)(b)	1.01%	07/14/2022	3,000	3,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(b)	1.63%	10/07/2022	5,000	5,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.83%	10/12/2022	2,000	1,999,983

Federal Farm Credit Bank (SOFR + 0.01%)(b)	1.06%	11/16/2022	2,000	1,999,985

Federal Farm Credit Bank (SOFR + 0.06%)(b)	1.07%	02/09/2023	1,000	1,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	1.10%	02/17/2023	2,000	2,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	1.33%	03/10/2023	1,000	1,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	1.10%	05/19/2023	1,000	1,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	1.41%	06/14/2023	1,000	1,000,000

Federal Farm Credit Bank (SOFR + 0.02%)(b)	1.51%	06/23/2023	10,000	9,999,580

Federal Farm Credit Bank (SOFR + 0.03%)(b)	1.57%	07/07/2023	2,000	2,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	1.51%	09/18/2023	6,000	6,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	1.53%	09/20/2023	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.05%)(b)	1.57%	09/29/2023	$1,000	$1,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	1.06%	11/07/2023	3,500	3,500,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	1.41%	12/13/2023	2,000	2,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	1.45%	12/15/2023	6,000	5,999,558

Federal Farm Credit Bank (SOFR + 0.04%)(b)	1.57%	01/04/2024	12,000	12,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.85%	01/10/2024	3,000	3,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	1.03%	02/05/2024	8,000	8,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	1.13%	02/23/2024	9,000	9,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	1.30%	03/08/2024	13,000	13,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	1.46%	03/15/2024	14,500	14,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	1.52%	03/18/2024	20,500	20,500,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.94%	04/25/2024	2,000	2,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	1.06%	05/09/2024	10,000	10,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	1.14%	05/24/2024	15,000	15,000,000

				161,499,106

Federal Home Loan Bank (FHLB)-12.12%
Federal Home Loan Bank(c)	0.00%	07/01/2022	25,000	25,000,000

Federal Home Loan Bank(c)	0.00%	07/06/2022	14,170	14,168,317

Federal Home Loan Bank(c)	0.00%	07/13/2022	3,612	3,610,904

Federal Home Loan Bank(c)	0.00%	07/20/2022	17,800	17,791,616

Federal Home Loan Bank(c)	0.00%	07/22/2022	88,200	88,152,235

Federal Home Loan Bank(c)	0.00%	07/26/2022	13,000	12,992,146

Federal Home Loan Bank(c)	0.00%	08/05/2022	10,000	9,990,576

Federal Home Loan Bank (SOFR + 0.01%)(b)	1.00%	08/05/2022	29,000	29,000,000

Federal Home Loan Bank(c)	0.00%	08/09/2022	20,000	19,978,333

Federal Home Loan Bank(c)	0.00%	08/10/2022	45,000	44,949,650

Federal Home Loan Bank(c)	0.00%	09/16/2022	25,000	24,898,403

				290,532,180

Total U.S. Government Sponsored Agency Securities (Cost $452,031,286)				452,031,286

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-52.50% (Cost $1,258,037,037)				1,258,037,037

			Repurchase Amount
Repurchase Agreements-47.74%(d)
Citigroup Global Markets, Inc., agreement dated 06/30/2022, maturing value of $67,002,885 (collateralized by U.S. Treasury obligations valued at $68,340,009; 0.00% - 3.13%; 02/15/2043 - 05/15/2051)	1.55%	07/01/2022	67,002,885	67,000,000

Credit Agricole Corporate & Investment Bank, agreement dated 06/30/2022, maturing value of $100,004,306 (collateralized by a domestic agency mortgage-backed security valued at $102,000,000; 2.00%; 01/20/2051)	1.55%	07/01/2022	100,004,306	100,000,000

RBC Dominion Securities Inc., agreement dated 06/30/2022, maturing value of $380,016,361 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $387,600,000; 0.00% - 6.13%; 02/28/2026 - 06/25/2059)	1.55%	07/01/2022	380,016,361	380,000,000

Sumitomo Mitsui Banking Corp., agreement dated 06/30/2022, aggregate maturing value of $377,016,337 (collateralized by domestic agency mortgage-backed securities valued at $384,540,000; 2.50% - 5.50%; 09/20/2039 - 10/20/2051)	1.56%	07/01/2022	377,016,337	377,000,000

TD Securities (USA) LLC, term agreement dated 06/29/2022, maturing value of $220,066,306 (collateralized by domestic agency mortgage-backed securities valued at $226,716,140; 1.93% - 5.50%; 02/25/2042 - 05/01/2052)(e)	1.55%	07/06/2022	220,066,306	220,000,000

Total Repurchase Agreements (Cost $1,144,000,000)				1,144,000,000

TOTAL INVESTMENTS IN SECURITIES(f)-100.24% (Cost $2,402,037,037)				2,402,037,037

OTHER ASSETS LESS LIABILITIES-(0.24)%				(5,793,990)

NET ASSETS-100.00%				$2,396,243,047

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2022.
(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 06/30/2022

1-7	53.4%

8-30	15.5

31-60	11.1

61-90	6.4

91-180	3.5

181+	10.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$1,258,037,037

Repurchase agreements, at value and cost	1,144,000,000

Cash	639,912

Receivable for:
Fund shares sold	1,335,789

Interest	459,908

Total assets	2,404,472,646

Liabilities:
Payable for:
Fund shares reacquired	5,875,048

Dividends	1,144,642

Accrued fees to affiliates	992,560

Accrued trustees’ and officers’ fees and benefits	4,711

Accrued operating expenses	212,638

Total liabilities	8,229,599

Net assets applicable to shares outstanding	$2,396,243,047

Net assets consist of:
Shares of beneficial interest	$2,396,346,530

Distributable earnings	(103,483)

$2,396,243,047

Net Assets:
Series I	$2,396,233,047

Series II	$10,000

Shares outstanding, no par value, unlimited number of shares authorized:
Series I	2,396,138,714

Series II	10,000

Series I:
Net asset value and offering price per share	$1.00

Series II:
Net asset value and offering price per share	$1.00

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Interest	$4,405,414

Expenses:
Advisory fees	3,195,442

Administrative services fees	361,501

Custodian fees	19,396

Distribution fees - Series II	13

Transfer agent fees	136,768

Trustees’ and officers’ fees and benefits	10,810

Reports to shareholders	18,799

Professional services fees	84,386

Other	17,467

Total expenses	3,844,582

Less: Fees waived and expenses reimbursed	(1,032,120)

Net expenses	2,812,462

Net investment income	1,592,952

Net realized gain (loss) from unaffiliated investment securities	(24,168)

Net increase in net assets resulting from operations	$1,568,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$1,592,952	$24,992

Net realized gain (loss)	(24,168)	(8,089)

Net increase in net assets resulting from operations	1,568,784	16,903

Distributions to shareholders from distributable earnings:
Series I	(1,592,948)	(24,988)

Series II	(4)	(4)

Total distributions from distributable earnings	(1,592,952)	(24,992)

Share transactions-net:
Series I	1,935,572,324	96,087,722

Series II	(350)	350

Net increase in net assets resulting from share transactions	1,935,571,974	96,088,072

Net increase in net assets	1,935,547,806	96,079,983

Net assets:
Beginning of period	460,695,241	364,615,258

End of period	$2,396,243,047	$460,695,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets
Series I
Six months ended 06/30/22	$1.00	$0.00	$(0.00)	$0.00	$(0.00)	$1.00	0.07%	$2,396,233	0.36	%(d)	0.49	%(d)	0.20	%(d)
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	460,685	0.10		0.52		0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.22	364,605	0.24		0.48		0.09
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.71	369,759	0.50		0.54		1.82
Year ended 12/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.35	3,055,726	0.50		0.56		1.54
Year ended 12/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.39	425,604	0.50		0.59		0.39
Series II
Six months ended 06/30/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	10	0.44	(d)	0.74	(d)	0.12	(d)
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	10	0.10		0.77		0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	10	0.29		0.73		0.04
Period ended 12/31/19(e)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.78	10	0.72	(d)	0.72	(d)	1.61	(d)

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018 and 2017, respectively.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to seek income consistent with stability of principal.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown

Invesco V.I. U.S. Government Money Portfolio

as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of the Fund that holds securities of that entity will be adversely impacted.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $500 million	0.450%

Next $500 million	0.425

Next $500 million	0.400

Over $1.5 billion	0.375

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended June 30, 2022, the effective advisory fees incurred by the Fund was 0.41%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors. For the six months ended June 30, 2022, the Advisor voluntarily waived advisory fees of $1,032,111 and IDI reimbursed class level expenses of $9 for Series II shares in order to increase the Fund’s yield.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $348,171 for accounting and fund administrative services and was reimbursed $13,330 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of

Invesco V.I. U.S. Government Money Portfolio

the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of June 30, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,089	$-	$8,089

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Share Information

	Summary of Share Activity
	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Series I	2,648,483,501	$2,648,483,501	192,727,638	$192,727,638

Series II	(350)	(350)	350	350

Issued as reinvestment of dividends:
Series I	1,592,855	1,592,855	24,987	24,987

Invesco V.I. U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Series I	(714,504,032)	$(714,504,032)	(96,664,903)	$(96,664,903)

Net increase in share activity	1,935,571,974	$1,935,571,974	96,088,072	$96,088,072

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 97% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

Invesco V.I. U.S. Government Money Portfolio

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,000.70	$1.79	$1,023.01	$1.81	0.36%
Series II	1,000.00	1,000.30	2.18	1,022.61	2.21	0.44

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. U.S. Government Money Portfolio

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. U.S. Government Money Portfolio’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that

Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe. The Board noted that performance of Series II shares of the Fund was in the second quintile of its performance universe for the one year period and the fifth quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was equal to the performance universe median for the one year period and below the performance universe median for the two year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that Series II shares of the Fund launched in connection with the

Invesco V.I. U.S. Government Money Portfolio

closing of the Transaction on May 24, 2019 . The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series II shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees was in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees. The Board requested and considered additional information from management regarding such contractual management fees, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

    E. Profitability and Financial Resources

    The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

Invesco V.I. U.S. Government Money Portfolio

Semiannual Report to Shareholders	June 30, 2022

Invesco® V.I. Nasdaq 100 Buffer Fund – December

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VINDQD-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-21.50%
Series II Shares	-21.60
Nasdaq-100 Index▼	-29.51

Source(s): ▼Bloomberg LP
The Nasdaq-100 Index® is a price-only index that includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/22
Series I Shares
Inception (12/31/21)	-21.50%
Series II Shares
Inception (12/31/21)	-21.60%

The Invesco® V.I. Nasdaq 100 Buffer Fund – December seeks, over a specified annual Outcome Period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq-100 Index® (the “Underlying Index”) up to an upside Cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.

    The Fund’s Cap for the current Outcome Period, which represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the “Cap”), is 17.60%. This Cap is before considering fees and expenses. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.

    As of the date of this fund report, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of January 1, 2022 through December 31, 2022. Following this initial Outcome Period, each subsequent Outcome Period will be a one-year period from January 1 to December 31.

    The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Money Market Funds–4.15%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(a)(b)	75,006	$75,006

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(a)(b)	53,561	53,555

Invesco Treasury Portfolio, Institutional Class, 1.35%(a)(b)	69,998	69,998

Total Money Market Funds (Cost $198,557)		198,559

Shares	Value

Options Purchased–120.41%
(Cost $11,598,536)(c)	$5,758,520

TOTAL INVESTMENTS IN SECURITIES–124.56% (Cost $11,797,093)	5,957,079

OTHER ASSETS LESS LIABILITIES–(24.56)%	(1,174,459)

NET ASSETS–100.00%	$4,782,620

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,050,007	$ 732,556	$(1,707,557)	$ -	$ -	$ 75,006	$ 80
Invesco Liquid Assets Portfolio, Institutional Class	1,500,010	523,255	(1,969,705)	2	(7)	53,555	58
Invesco Treasury Portfolio, Institutional Class	1,200,008	817,543	(1,947,553)	-	-	69,998	41
Total	$3,750,025	$2,073,354	$(5,624,815)	$2	$(7)	$198,559	$179

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(c)	The table below details options purchased.

Open Equity Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	12/30/2022	110	USD	11.94	USD	131,340	$2,943,231
Equity Risk
Invesco QQQ Trust, Series 1	Put	12/30/2022	110	USD	397.85	USD	4,376,350	1,251,183
Total Open Equity Options Purchased								$4,194,414

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	12/30/2022	1	USD	489.60	USD	48,960	$1,095,067
Equity Risk
NASDAQ 100 Index	Put	12/30/2022	1	USD	16,320.08	USD	1,632,008	469,039
Total Open Index Options Purchased								$1,564,106

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	12/30/2022	110	USD	467.87	USD	5,146,570	$ (490)

Equity Risk

Invesco QQQ Trust, Series 1	Put	12/30/2022	110	USD	358.07	USD	3,938,770	(838,873)

Total Open Equity Options Written								$(839,363)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

NASDAQ 100 Index	Call	12/30/2022	1	USD	19,192.41	USD	1,919,241	$(146)

Equity Risk

NASDAQ 100 Index	Put	12/30/2022	1	USD	14,688.07	USD	1,468,807	(315,334)

Total Open Index Options Written								$(315,480)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

USD – U.S. Dollar

Portfolio Composition

By	security type, based on Total Investments
as	of June 30, 2022

Options Purchased	96.67%

Money Market Funds	3.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $11,598,536)	$5,758,520

Investments in affiliated money market funds, at value (Cost $198,557)	198,559

Receivable for:
Fund expenses absorbed	46,140

Total assets	6,003,219

Liabilities:
Other investments:
Options written, at value (premiums received $6,634,930)	1,154,843

Payable for:
Fund shares reacquired	82

Accrued fees to affiliates	14,232

Accrued trustees’ and officers’ fees and benefits	2,068

Accrued other operating expenses	49,374

Total liabilities	1,220,599

Net assets applicable to shares outstanding	$4,782,620

Net assets consist of:
Shares of beneficial interest	$5,893,293

Distributable earnings (loss)	(1,110,673)

$4,782,620

Net Assets:
Series I	$1,189,871

Series II	$3,592,749

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	151,554

Series II	458,117

Series I:
Net asset value per share	$7.85

Series II:
Net asset value per share	$7.84

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$179

Expenses:
Advisory fees	9,377

Administrative services fees	1,507

Custodian fees	1,226

Distribution fees - Series II	3,914

Transfer agent fees	85

Trustees’ and officers’ fees and benefits	6,281

Licensing fees	756

Professional services fees	42,081

Other	178

Total expenses	65,405

Less: Fees waived and/or expenses reimbursed	(45,938)

Net expenses	19,467

Net investment income (loss)	(19,288)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(703,569)

Affiliated investment securities	(7)

Option contracts written	(27,882)

(731,458)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,840,016)

Affiliated investment securities	2

Option contracts written	5,480,087

(359,927)

Net realized and unrealized gain (loss)	(1,091,385)

Net increase (decrease) in net assets resulting from operations	$(1,110,673)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and for the period December 31, 2021 (commencement date) through December 31, 2021

(Unaudited)

	Six Months Ended June 30, 2022	December 31, 2021 (commencement date) through December 31, 2021

Operations:
Net investment income (loss)	$ (19,288)	$ (68)

Net realized gain (loss)	(731,458)	–

Change in net unrealized appreciation (depreciation)	(359,927)	–

Net increase (decrease) in net assets resulting from operations	(1,110,673)	(68)

Share transactions–net:
Series I	13,438	1,500,000

Series II	2,879,923	1,500,000

Net increase in net assets resulting from share transactions	2,893,361	3,000,000

Net increase in net assets	1,782,688	2,999,932

Net assets:
Beginning of period	2,999,932	–

End of period	$ 4,782,620	$2,999,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$10.00	$(0.03)	$(2.12)	$(2.15)	$ 7.85	(21.50)%	$1,190	0.70	%(d)	2.75	%(d)	(0.69	)%(d)	0%
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	10.00	-	1,500	0.70	(d)	428.89	(d)	(0.70	)(d)	0
Series II
Six months ended 06/30/22	10.00	(0.04)	(2.12)	(2.16)	7.84	(21.60)	3,593	0.95	(d)	3.00	(d)	(0.94	)(d)	0
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	10.00	-	1,500	0.95	(d)	429.14	(d)	(0.95	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. Nasdaq 100 Buffer Fund – December (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Nasdaq 100 Index® or options that reference the Invesco QQQ ETF, which is an affiliated exchange-traded unit investment trust that seeks to track the Nasdaq 100 Index® .

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised,

Invesco® V.I. Nasdaq 100 Buffer Fund – December

the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Buffer will effectively protect against all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses).

L.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 2 billion	0.420%

Over $2 billion	0.400%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $9,377 and reimbursed Fund expenses of $36,561.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $268 for accounting and fund administrative services and was reimbursed $1,239 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as

Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$198,559	$ –	$–	$ 198,559

Options Purchased	–	5,758,520	–	5,758,520

Total Investments in Securities	198,559	5,758,520	–	5,957,079

Other Investments - Liabilities*

Options Written	–	(1,154,843)	–	(1,154,843)

Total Investments	$198,559	$ 4,603,677	$–	$ 4,802,236

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Equity
Derivative Assets	Risk

Options purchased, at value(a)	$5,758,520

Derivatives not subject to master netting agreements	(5,758,520)

Total Derivative Assets subject to master netting agreements	$–

Value
Equity
Derivative Liabilities	Risk

Options written, at value	$(1,154,843)

Derivatives not subject to master netting agreements	1,154,843

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity
Risk

Realized Gain (Loss):
Options purchased(a)	$ (703,569)

Options written	(27,882)

Change in Net Unrealized Appreciation (Depreciation): Options purchased(a)	(5,840,016)

Options written	5,480,087

Total	$(1,091,380)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Index	Index
	Options	Options
	Purchased	Written

Average notional value	$5,451,036	$10,986,696

Average contracts	186	186

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2022. In the fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,480,089

Aggregate unrealized (depreciation) of investments	(5,840,016)

Net unrealized appreciation (depreciation) of investments	$(359,927)

    Cost of investments for tax purposes is $5,162,163.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended
	June 30, 2022(a)		December 31, 2021(b)
	Shares	Amount	Shares	Amount

Sold:
Series I	1,556	$13,456	150,001	$1,500,010

Series II	340,556	3,142,825	150,001	1,500,010

Reacquired:
Series I	(2)	(18)	(1)	(10)

Series II	(32,439)	(262,902)	(1)	(10)

Net increase in share activity	309,671	$2,893,361	300,000	$3,000,000

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 49% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 31, 2021.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$785.00	$3.10	$1,021.32	$3.51	0.70%
Series II	1,000.00	784.00	4.20	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund - December’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund. The Board noted that the Fund recently commenced operations in December 2021 and has limited performance history. The Board reviewed performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge expense group, as provided by management. The Board noted that the contractual management fee rate for shares of the Fund was below the Lipper Large Cap Core classification median fees. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. Nasdaq 100 Buffer Fund – December

Semiannual Report to Shareholders	June 30, 2022

Invesco® V.I. Nasdaq 100 Buffer Fund - June

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VINDQJ-SAR-1

Fund Performance

The Fund’s initial Outcome Period is twelve months, commencing on July 1, 2022 and ending on the following June 30, 2023.

The Invesco® V.I. Nasdaq 100 Buffer Fund – June seeks, over a specified annual Outcome Period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq-100 Index® (the “Underlying Index”) up to an upside Cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.

The Fund’s Cap for the current Outcome Period, which represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the “Cap”), is 26.50%. This Cap is before considering fees and expenses. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.

The Fund’s performance history is not presented here because, as of the date of this semiannual report, the Fund has not completed a full six months of operations. The Fund’s most recent performance information is accessible on the Fund’s website.

    The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Schedule of Investments

June 30, 2022

(Unaudited)

Shares	Value

Options Purchased–105.70% (Cost $3,171,006)(a)	$3,171,006

TOTAL INVESTMENTS IN SECURITIES–105.70% (Cost $3,171,006)	3,171,006

OTHER ASSETS LESS LIABILITIES–(5.70)%	(171,054)

NET ASSETS–100.00%	$2,999,952

Notes to Schedule of Investments:

(a)	The table below details options purchased.

Open Equity Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	06/30/2023	24	USD 8.41	USD 20,184	$648,121

Equity Risk

Invesco QQQ Trust, Series 1	Put	06/30/2023	24	USD 280.28	USD 672,672	69,361

Total Open Equity Options Purchased						$717,482

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

NASDAQ 100 Index	Call	06/30/2023	2	USD 345.11	USD 69,022	$2,216,542

Equity Risk

NASDAQ 100 Index	Put	06/30/2023	2	USD 11,503.72	USD 2,300,744	236,982

Total Open Index Options Purchased						$2,453,524

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	06/30/2023	24	USD 354.55	USD 850,920	$(18,839)

Equity Risk

Invesco QQQ Trust, Series 1	Put	06/30/2023	24	USD 252.25	USD 605,400	(45,334)

Total Open Equity Options Written						$(64,173)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

NASDAQ 100 Index	Call	06/30/2023	2	USD 14,552.21	USD 2,910,442	$(66,486)

Equity Risk

NASDAQ 100 Index	Put	06/30/2023	2	USD 10,353.35	USD 2,070,670	(155,294)

Total Open Index Options Written						$(221,780)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Abbreviations:

USD –U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2022

Options Purchased	100.00%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $3,171,006)	$3,171,006

Cash	3,000,020

Receivable for:
Investments sold	285,953

Fund expenses absorbed	473

Total assets	6,457,452

Liabilities:
Other investments:
Options written, at value (premiums received $285,953)	285,953

Payable for:
Investments purchased	3,171,006

Accrued fees to affiliates	58

Accrued trustees’ and officers’ fees and benefits	49

Accrued other operating expenses	434

Total liabilities	3,457,500

Net assets applicable to shares outstanding	$2,999,952

Net assets consist of:
Shares of beneficial interest	$3,000,020

Distributable earnings (loss)	(68)

$2,999,952

Net Assets:
Series I	$1,499,981

Series II	$1,499,971

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	150,001

Series II	150,001

Series I:
Net asset value per share	$10.00

Series II:
Net asset value per share	$10.00

Statement of Operations

For the period June 30, 2022 (commencement date) through June 30, 2022

(Unaudited)

Expenses:

Advisory fees	35

Administrative services fees	13

Custodian fees	40

Distribution fees - Series II	10

Trustees’ and officers’ fees and benefits	49

Licensing fees	3

Reports to shareholders	26

Professional services fees	337

Other	28

Total expenses	541

Less: Fees waived and/or expenses reimbursed	(473)

Net expenses	68

Net investment income (loss)	(68)

Net increase (decrease) in net assets resulting from operations	$(68)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Statement of Changes in Net Assets

For the period June 30, 2022 (commencement date) through June 30, 2022

June 30, 2022 (commencement date) through June 30, 2022
Operations:
Net investment income (loss)	$(68)
Net increase (decrease) in net assets resulting from operations	(68)

Share transactions–net:
Series I	1,500,010
Series II	1,500,010
Net increase in net assets resulting from share transactions	3,000,020
Net increase in net assets	2,999,952

Net assets:
Beginning of period	-
End of period	$2,999,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Period ended 06/30/22(d)	$10.00	$(0.00)	$-	$(0.00)	$10.00	-%	$1,500	0.70	%(e)	6.45	%(e)	(0.70	)%(e)	0%
Series II
Period ended 06/30/22(d)	10.00	(0.00)	-	(0.00)	10.00	-	1,500	0.95	(e)	6.70	(e)	(0.95	)(e)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of June 30, 2022.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Nasdaq 100 Index® or options that reference the Invesco QQQ ETF, which is an affiliated exchange-traded unit investment trust that seeks to track the Nasdaq 100 Index®.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised,

Invesco® V.I. Nasdaq 100 Buffer Fund - June

the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Buffer will effectively protect against all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses).

L.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 2 billion	0.420%

Over $2 billion	0.400%

For the period June 30, 2022 (commencement date) through June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 30, 2022, the Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the period June 30, 2022 (commencement date) through June 30, 2022, the Adviser waived advisory fees of $35 and reimbursed Fund expenses of $438.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the period June 30, 2022 (commencement date) through June 30, 2022, Invesco was paid $1 for accounting and fund administrative services and was reimbursed $12 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the period June 30, 2022 (commencement date) through June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the period June 30, 2022 (commencement date) through June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Options Purchased	$–	$3,171,006	$–	$3,171,006

Other Investments - Liabilities*

Options Written	–	(285,953)	–	(285,953)

Total Investments	$–	$2,885,053	$–	$2,885,053

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Equity
Derivative Assets	Risk

Options purchased, at value(a)	$3,171,006

Derivatives not subject to master netting agreements	(3,171,006)

Total Derivative Assets subject to master netting agreements	$–

Value
Equity
Derivative Liabilities	Risk

Options written, at value	$(285,953)

Derivatives not subject to master netting agreements	285,953

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

The table below summarizes the average notional value of derivatives held during the period June 30, 2022 (commencement date) through June 30, 2022.

	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written

Average notional value	$692,856	$2,369,766	$1,456,320	$4,981,112

Average contracts	48	4	48	4

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the period June 30, 2022 (commencement date) through June 30, 2022. In the fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$-

Aggregate unrealized (depreciation) of investments	-

Net unrealized appreciation (depreciation) of investments	$-

Cost of investments for tax purposes is the same as the cost for financial reporting purposes.

NOTE 9–Share Information

	Summary of Share Activity
	June 30, 2022(a)(b)
	Shares	Amount
Sold:
Series I	150,001	$1,500,010
Series II	150,001	1,500,010
Net increase in share activity	300,002	$3,000,020

(a)	Commencement date of June 30, 2022.
(b)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 30, 2022 (commencement date) through June 30, 2022.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during the period June 30, 2022 (commencement date) through June 30, 2022. Because the actual ending account value and expense information in the example is not based upon a six month period, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[3]	Annualized Expense Ratio
Series I	$1,000.00	$1,000.00	$0.02	$1,021.32	$3.51	0.70%
Series II	1,000.00	1,000.00	0.03	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period June 30, 2022 (commencement date) through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 1 (as of close of business June 30, 2022 (commencement date) through June 30, 2022)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

[3]

Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund - June’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board did not consider Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund, because the Fund is new and has no performance history. The Board did review performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board considered the advisory fee schedule of the Fund. The Board noted that the Fund’s advisory fee is below the Morningstar “Options Trading” category median and average, and less than the advisory fee associated with other variable insurance “defined outcome” funds. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The

Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. Nasdaq 100 Buffer Fund - June

Semiannual Report to Shareholders	June 30, 2022

Invesco® V.I. Nasdaq 100 Buffer Fund - March

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VINDQM-SAR-1

Fund Performance

    The Fund’s initial Outcome Period is twelve months, commencing on April 1, 2022 and ending on the following March 31, 2023.

    The Invesco® V.I. Nasdaq 100 Buffer Fund – March seeks, over a specified annual Outcome Period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq-100 Index® (the “Underlying Index”) up to an upside Cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.

    The Fund’s Cap for the current Outcome Period, which represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the “Cap”), is 18.50%. This Cap is before considering fees and expenses. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.

    The Fund’s performance history is not presented here because, as of the date of this semiannual report, the Fund has not completed a full six months of operations. The Fund’s most recent performance information is accessible on the Fund’s website.

    The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Money Market Funds-3.35%

Invesco Government & Agency Portfolio, Institutional Class, 1.38%(a)(b)	40,434	$ 40,434

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(a)(b)	28,962	28,960

Invesco Treasury Portfolio, Institutional Class, 1.35%(a)(b)	46,210	46,210

Total Money Market Funds (Cost $115,602)		115,604

Shares	Value

Options Purchased-114.04%
(Cost $4,244,215)(c)	$3,934,671

TOTAL INVESTMENTS IN SECURITIES-117.39%
(Cost $4,359,817)	4,050,275

OTHER ASSETS LESS LIABILITIES-(17.39)%	(600,149)

NET ASSETS-100.00%	$3,450,126

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended June 30, 2022.

	Value December 31, 2021*	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,379,776	$(1,339,342)	$-	$-	$40,434	$ 86
Invesco Liquid Assets Portfolio, Institutional Class	-	985,554	(956,671)	2	75	28,960	60
Invesco Treasury Portfolio, Institutional Class	-	1,576,887	(1,530,677)	-	-	46,210	37
Total	$-	$3,942,217	$(3,826,690)	$2	$75	$115,604	$183

*	Commencement date of March 31, 2022.

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(c)	The table below details options purchased.

	Open Equity Options Purchased
	Type of	Expiration	Number of	Exercise		Notional
Description	Contract	Date	Contracts	Price		Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	03/31/2023	72	USD	10.88	USD	78,336	$1,933,287
Equity Risk
Invesco QQQ Trust, Series 1	Put	03/31/2023	72	USD	362.54	USD	2,610,288	575,047
Total Open Equity Options Purchased								$2,508,334

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

	Open Index Options Purchased
	Type of	Expiration	Number of	Exercise		Notional
Description	Contract	Date	Contracts	Price		Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	03/31/2023	1	USD	445.15	USD	44,515	$1,098,381
Equity Risk
NASDAQ 100 Index	Put	03/31/2023	1	USD	14,838.49	USD	1,483,849	327,956
Total Open Index Options Purchased								$1,426,337

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

	Open Equity Options Written

	Type of	Expiration	Number of	Exercise	Notional
Description	Contract	Date	Contracts	Price	Value(a)	Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	03/31/2023	72	USD 429.61	USD 3,093,192	$(4,095)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Open Equity Options Written–(continued)

	Type of	Expiration	Number of	Exercise	Notional
Description	Contract	Date	Contracts	Price	Value(a)	Value

Equity Risk

Invesco QQQ Trust, Series 1	Put	03/31/2023	72	USD 326.29	USD 2,349,288	$(373,438)

Total Open Equity Options Written						$(377,533)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

	Type of	Expiration	Number of	Exercise	Notional
Description	Contract	Date	Contracts	Price	Value(a)	Value

Equity Risk

NASDAQ 100 Index	Call	03/31/2023	1	USD 17,583.61	USD 1,758,361	$(2,245)

Equity Risk

NASDAQ 100 Index	Put	03/31/2023	1	USD 13,354.64	USD 1,335,464	(213,471)

Total Open Index Options Written						$(215,716)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

USD -U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2022

Options Purchased	97.15%

Money Market Funds	2.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $4,244,215)	$3,934,671

Investments in affiliated money market funds, at value (Cost $115,602)	115,604

Receivable for:
Investments sold	39,817

Fund expenses absorbed	34,590

Dividends	71

Total assets	4,124,753

Liabilities:
Other investments:
Options written, at value (premiums received $323,933)	593,249

Payable for:
Investments purchased	34,950

Fund shares reacquired	32

Amount due custodian	4,866

Accrued fees to affiliates	5,953

Accrued trustees’ and officers’ fees and benefits	4,024

Accrued other operating expenses	31,553

Total liabilities	674,627

Net assets applicable to shares outstanding	$3,450,126

Net assets consist of:
Shares of beneficial interest	$4,035,665

Distributable earnings (loss)	(585,539)

$3,450,126

Net Assets:
Series I	$1,253,793

Series II	$2,196,333

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	150,000

Series II	262,907

Series I:
Net asset value per share	$8.36

Series II:
Net asset value per share	$8.35

Statement of Operations

For the period March 31, 2022 (commencement date) through June 30, 2022

(Unaudited)

Investment income:

Dividends from affiliated money market funds	$183

Expenses:
Advisory fees	3,459

Administrative services fees	1,341

Custodian fees	1,304

Distribution fees - Series II	1,207

Transfer agent fees	38

Trustees’ and officers’ fees and benefits	4,512

Licensing fees	303

Reports to shareholders	1,601

Professional services fees	26,070

Other	2,476

Total expenses	42,311

Less: Fees waived and/or expenses reimbursed	(35,372)

Net expenses	6,939

Net investment income (loss)	(6,756)

Realized and unrealized gain (loss) from:
Affiliated investment securities	75

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(309,544)

Affiliated investment securities	2

Option contracts written	(269,316)

(578,858)

Net realized and unrealized gain (loss)	(578,783)

Net increase (decrease) in net assets resulting from operations	$(585,539)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Statement of Changes in Net Assets

For the period March 31, 2022 (commencement date) through June 30, 2022

March 31, 2022
(commencement date) through
June 30, 2022

Operations:
Net investment income (loss)	$(6,756)

Net realized gain	75

Change in net unrealized appreciation (depreciation)	(578,858)

Net increase (decrease) in net assets resulting from operations	(585,539)

Share transactions-net:
Series I	1,500,000

Series II	2,535,665

Net increase in net assets resulting from share transactions	4,035,665

Net increase in net assets	3,450,126

Net assets:
Beginning of period	-

End of period	$3,450,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Period ended 06/30/22(d)	$10.00	$(0.02)	$(1.62)	$(1.64)	$8.36	(16.40)%	$1,254	0.70	%(e)	4.99	%(e)	(0.68	)%(e)	0%
Series II
Period ended 06/30/22(d)	10.00	(0.02)	(1.63)	(1.65)	8.35	(16.50)	2,196	0.95	(e)	5.24	(e)	(0.93	)(e)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of March 31, 2022.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Nasdaq 100 Index® or options that reference the Invesco QQQ ETF, which is an affiliated exchange-traded unit investment trust that seeks to track the Nasdaq 100 Index®.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised,

Invesco® V.I. Nasdaq 100 Buffer Fund - March

the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Buffer will effectively protect against all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses).

L.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.420%

Over $2 billion	0.400%

For the period March 31, 2022 (commencement date) through June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective March 31, 2022, the Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the period March 31, 2022 (commencement date) through June 30, 2022, the Adviser waived advisory fees of $3,459 and reimbursed Fund expenses of $31,913.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the period March 31, 2022 (commencement date), through June 30, 2022, Invesco was paid $106 for accounting and fund administrative services and was reimbursed $1,235 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the period March 31, 2022 (commencement date) through June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the period March 31, 2022 (commencement date) through June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$115,604	$–	$–	$115,604

Options Purchased	–	3,934,671	–	3,934,671

Total Investments in Securities	115,604	3,934,671	–	4,050,275

Other Investments - Liabilities*

Options Written	–	(593,249)	–	(593,249)

Total Investments	$115,604	$3,341,422	$–	$3,457,026

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Equity
Derivative Assets	Risk

Options purchased, at value(a)	$3,934,671

Derivatives not subject to master netting agreements	(3,934,671)

Total Derivative Assets subject to master netting agreements	$–

Value
Equity
Derivative Liabilities	Risk

Options written, at value	$(593,249)

Derivatives not subject to master netting agreements	593,249

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk

Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	$(309,544)

Options written	(269,316)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period March 31, 2022 (commencement date) through June 30, 2022.

	Equity	Index	Equity	Index
	Options	Options	Options	Options
	Purchased	Purchased	Written	Written

Average notional value	$2,156,501	$1,528,364	$4,365,323	$3,093,825

Average contracts	115	2	115	2

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the period March 31, 2022 (commencement date) through June 30, 2022. In the fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$420,594

Aggregate unrealized (depreciation) of investments	(999,452)

Net unrealized appreciation (depreciation) of investments	$(578,858)

Cost of investments for tax purposes is $4,035,884.

NOTE 9–Share Information

	Summary of Share Activity

	June 30, 2022(a)(b)
	Shares	Amount

Sold:
Series I	150,001	$1,500,010

Series II	264,139	2,546,078

Invesco® V.I. Nasdaq 100 Buffer Fund - March

	Summary of Share Activity

	June 30, 2022(a)(b)
	Shares	Amount

Reacquired:
Series I	(1)	$(10)

Series II	(1,232)	(10,413)

Net increase in share activity	412,907	$4,035,665

(a)	Commencement date of March 31, 2022.
(b)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 27% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

In addition, 73% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 31, 2022 (commencement date) through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during the period March 31, 2022 (commencement date) through June 30, 2022. Because the actual ending account value and expense information in the example is not based upon a six month period, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/22)	(06/30/22)[1]	Period[2]	(06/30/22)	Period[3]	Ratio
Series I	$1,000.00	$836.00	$1.62	$1,021.32	$3.51	0.70%
Series II	1,000.00	835.00	2.20	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 31, 2022 (commencement date) through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 92 (as of close of business March 31, 2022 (commencement date) through June 30, 2022)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

[3]

Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund - March’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board did not consider Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund, because the Fund is new and has limited performance history. The Board did review performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board considered the advisory fee schedule of the Fund. The Board noted that the Fund’s advisory fee is below the Morningstar “Options Trading” category median and average, and less than the advisory fee associated with other variable insurance “defined outcome” funds. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The

Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. Nasdaq 100 Buffer Fund - March

Semiannual Report to Shareholders	June 30, 2022

Invesco® V.I. Nasdaq 100 Buffer Fund - September

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VINDQS-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-18.96%
Series II Shares	-19.07
Nasdaq-100 Index▼	-29.51

Source(s): ▼Bloomberg LP

The Nasdaq-100 Index® is a price-only index that includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/22
Series I Shares
Inception (9/30/21)	-14.10%

Series II Shares
Inception (9/30/21)	-14.30%

The Invesco® V.I. Nasdaq 100 Buffer Fund – September seeks, over a specified annual Outcome Period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq-100 Index® (the “Underlying Index”) up to an upside Cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.

    The Fund’s Cap for the current Outcome Period, which represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the “Cap”), is 15.77%. This Cap is before considering fees and expenses. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.

    As of the date of this fund report, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of October 1, 2022 through September 30, 2023. Following this initial Outcome Period, each subsequent Outcome Period will be a one-year period from October 1 to September 30.

    The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Money Market Funds–3.60%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(a)(b)	72,432	$ 72,432

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(a)(b)	51,660	51,654

Invesco Treasury Portfolio, Institutional Class, 1.35%(a)(b)	54,097	54,097

Total Money Market Funds (Cost $178,183)		178,183

Shares	Value

Options Purchased–110.97%
(Cost $5,935,717)(c)	$5,498,278

TOTAL INVESTMENTS IN SECURITIES–114.57% (Cost $6,113,900)	5,676,461

OTHER ASSETS LESS LIABILITIES–(14.57)%	(721,999)

NET ASSETS–100.00%	$4,954,462

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 50,251	$ 702,636	$ (680,455)	$ -	$ -	$ 72,432	$ 58
Invesco Liquid Assets Portfolio, Institutional Class	35,819	501,882	(486,037)	3	(13)	51,654	42
Invesco Treasury Portfolio, Institutional Class	28,748	803,012	(777,663)	-	-	54,097	28
Total	$114,818	$2,007,530	$(1,944,155)	$3	$(13)	$178,183	$128

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	09/30/2022	159	USD	10.74	USD	170,766	$4,279,202

Equity Risk

Invesco QQQ Trust, Series 1	Put	09/30/2022	159	USD	357.96	USD	5,691,564	1,219,076

Total Open Equity Options Purchased								$5,498,278

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

Invesco QQQ Trust, Series 1	Call	09/30/2022	159	USD	414.41	USD	6,589,119	$(594)

Equity Risk

Invesco QQQ Trust, Series 1	Put	09/30/2022	159	USD	322.16	USD	5,122,344	(697,479)

Total Open Equity Options Written								$(698,073)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

USD - U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2022

Options Purchased	96.86%

Money Market Funds	3.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $5,935,717)	$5,498,278

Investments in affiliated money market funds, at value (Cost $178,183)	178,183

Cash	91,603

Receivable for:
Investments sold	12,285

Fund expenses absorbed	61,808

Investment for trustee deferred compensation and retirement plans	135

Total assets	5,842,292

Liabilities:
Other investments:
Options written, at value (premiums received $515,997)	698,073

Payable for:
Investments purchased	103,887

Fund shares reacquired	516

Accrued fees to affiliates	15,673

Accrued trustees’ and officers’ fees and benefits	2,210

Accrued other operating expenses	67,336

Trustee deferred compensation and retirement plans	135

Total liabilities	887,830

Net assets applicable to shares outstanding	$4,954,462

Net assets consist of:
Shares of beneficial interest	$5,590,306

Distributable earnings (loss)	(635,844)

$4,954,462

Net Assets:
Series I	$1,357,478

Series II	$3,596,984

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	158,028

Series II	419,489

Series I:
Net asset value per share	$8.59

Series II:
Net asset value per share	$8.57

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$128

Expenses:
Advisory fees	8,087

Administrative services fees	272

Custodian fees	99

Distribution fees - Series II	2,945

Transfer agent fees	87

Trustees’ and officers’ fees and benefits	6,946

Licensing fees	756

Reports to shareholders	4,482

Professional services fees	41,303

Other	892

Total expenses	65,869

Less: Fees waived and/or expenses reimbursed	(49,500)

Net expenses	16,369

Net investment income (loss)	(16,241)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated investment securities	(13)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(657,939)

Affiliated investment securities	3

Option contracts written	(152,795)

(810,731)

Net realized and unrealized gain (loss)	(810,744)

Net increase (decrease) in net assets resulting from operations	$(826,985)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and for the period September 30, 2021 (commencement date) through December 31, 2021

(Unaudited)

	Six Months Ended June 30, 2022	September 30, 2021 (commencement date) through December 31, 2021
Operations:
Net investment income (loss)	$ (16,241)	$ (7,030)
Net realized gain (loss)	(13)	(75)
Change in net unrealized appreciation (depreciation)	(810,731)	191,216
Net increase (decrease) in net assets resulting from operations	(826,985)	184,111

Share transactions–net:
Series I	79,870	1,500,010
Series II	2,040,375	1,977,081
Net increase in net assets resulting from share transactions	2,120,245	3,477,091
Net increase in net assets	1,293,260	3,661,202

Net assets:
Beginning of period	3,661,202	–
End of period	$4,954,462	$3,661,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$10.60	$(0.03)	$(1.98)	$(2.01)	$8.59	(18.96)%	$1,357	0.70	%(d)	3.27	%(d)	(0.69	)%(d)	0%
Period ended 12/31/21(e)	10.00	(0.02)	0.62	0.60	10.60	6.00	1,589	0.70	(d)	7.73	(d)	(0.70	)(d)	0
Series II
Six months ended 06/30/22	10.59	(0.04)	(1.98)	(2.02)	8.57	(19.07)	3,597	0.95	(d)	3.52	(d)	(0.94	)(d)	0
Period ended 12/31/21(e)	10.00	(0.03)	0.62	0.59	10.59	5.90	2,072	0.95	(d)	7.98	(d)	(0.95	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of September 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Nasdaq 100 Index® or options that reference the Invesco QQQ ETF, which is an affiliated exchange-traded unit investment trust that seeks to track the Nasdaq 100 Index®.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised,

Invesco® V.I. Nasdaq 100 Buffer Fund - September

the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Buffer will effectively protect against all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses).

L.

Non-Diversified Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 2 billion	0.420%

Over $2 billion	0.400%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $8,086 and reimbursed Fund expenses of $41,414.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $272 for accounting and fund administrative services and was reimbursed $0 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$178,183	$–	$–	$178,183

Options Purchased	–	5,498,278	–	5,498,278

Total Investments in Securities	178,183	5,498,278	–	5,676,461

Other Investments - Liabilities*

Options Written	–	(698,073)	–	(698,073)

Total Investments	$178,183	$4,800,205	$–	$4,978,388

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Equity
Derivative Assets	Risk

Options purchased, at value(a)	$5,498,278

Derivatives not subject to master netting agreements	(5,498,278)

Total Derivative Assets subject to master netting agreements	$–

Value
Equity
Derivative Liabilities	Risk

Options written, at value	$(698,073)

Derivatives not subject to master netting agreements	698,073

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity
Risk

Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	$(657,939)

Options written	(152,795)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Equity	Equity
	Options	Options
	Purchased	Written

Average notional value	$4,375,240	$8,740,631

Average contracts	237	237

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$71	$–	$71

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2022. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$679,011

Aggregate unrealized (depreciation) of investments	(1,298,530)

Net unrealized appreciation (depreciation) of investments	$(619,519)

Cost of investments for tax purposes is $5,597,907.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended
	June 30, 2022(a)		December 31, 2021(b)
	Shares	Amount	Shares	Amount

Sold:
Series I	8,146	$80,969	150,001	$1,500,010

Series II	228,729	2,087,107	196,330	1,984,070

Reacquired:
Series I	(119)	(1,099)	-	-

Series II	(4,909)	(46,732)	(661)	(6,989)

Net increase in share activity	231,847	$2,120,245	345,670	$3,477,091

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 52% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of September 30, 2021.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$810.40	$3.14	$1,021.32	$3.51	0.70%
Series II	1,000.00	809.30	4.26	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund - September’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

  As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

  The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

  The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund. The Board noted that the Fund had recently commenced operations in September 2021 and has limited performance history. The Board reviewed performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge expense group, as provided by management. The Board noted that the contractual management fee rate for shares of the Fund was below the Lipper Large Cap Core classification median fees. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified

Invesco® V.I. Nasdaq 100 Buffer Fund - September

percentage of average daily net assets for each class of the Fund.

  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

  The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

  The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

  The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. Nasdaq 100 Buffer Fund - September

Semiannual Report to Shareholders	June 30, 2022

Invesco® V.I. S&P 500 Buffer Fund - December

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VISP500D-SAR-1

Fund Performance

 Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-13.40%
Series II Shares	-13.50
S&P 500 Index▼	-20.58

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged price-only index considered representative of the US stock market.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/22
Series I Shares
Inception (12/31/21)	-13.40%
Series II Shares
Inception (12/31/21)	-13.50%

The Invesco® V.I. S&P 500 Buffer Fund – December seeks, over a specified annual Outcome Period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside Cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.

The Fund’s Cap for the current Outcome Period, which represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the “Cap”), is 12.20%. This Cap is before considering fees and expenses. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.

As of the date of this fund report, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of January 1, 2022 through December 31, 2022. Following this initial Outcome Period, each subsequent Outcome Period will be a one-year period from January 1 to December 31.

The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. S&P 500 Buffer Fund - December

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and

∎ The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. S&P 500 Buffer Fund - December

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Money Market Funds–3.69%

Invesco Government & Agency Portfolio, Institutional Class, 1.38%(a)(b)	117,351	$117,351

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(a)(b)	88,191	88,182

Invesco Treasury Portfolio, Institutional Class, 1.35%(a)(b)	140,810	140,810

Total Money Market Funds (Cost $346,337)		346,343

Shares	Value

Options Purchased–109.90%
(Cost $10,974,216)(c)	$10,315,547

TOTAL INVESTMENTS IN SECURITIES–113.59% (Cost $11,320,553)	10,661,890

OTHER ASSETS LESS LIABILITIES–(13.59)%	(1,275,325)

NET ASSETS–100.00%	$9,386,565

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value
	December 31, 2021	at Cost	from Sales	Appreciation	(Loss)	June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 700,007	$1,744,113	$(2,326,769)	$ -	$ -	$117,351	$112
Invesco Liquid Assets Portfolio, Institutional Class	1,000,010	987,590	(1,899,385)	6	(39)	88,182	87
Invesco Treasury Portfolio, Institutional Class	800,008	1,999,987	(2,659,185)	-	-	140,810	98
Total	$2,500,025	$4,731,690	$(6,885,339)	$6	$(39)	$346,343	$297

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
SPDR® S&P 500® ETF Trust	Call	12/30/2022	116	USD	14.25	USD	165,300	$4,168,283
Equity Risk
SPDR® S&P 500® ETF Trust	Put	12/30/2022	116	USD	474.96	USD	5,509,536	1,117,530
Total Open Equity Options Purchased								$5,285,813

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	12/30/2022	11	USD	142.99	USD	157,289	$3,974,418
Equity Risk
S&P 500® Index	Put	12/30/2022	11	USD	4,766.18	USD	5,242,798	1,055,316
Total Open Index Options Purchased								$5,029,734

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

SPDR® S&P 500® ETF Trust	Call	12/30/2022	116	USD	532.91	USD	6,181,756	$(1,141)

Equity Risk

SPDR® S&P 500® ETF Trust	Put	12/30/2022	116	USD	427.46	USD	4,958,536	(636,998)

Total Open Equity Options Written								$(638,139)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - December

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

S&P 500® Index	Call	12/30/2022	11	USD 5,347.65	USD 5,882,415	$(1,475)

Equity Risk

S&P 500® Index	Put	12/30/2022	11	USD 4,289.56	USD 4,718,516	(598,489)

Total Open Index Options Written						$(599,964)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

ETF	–Exchange-Traded Fund
SPDR®	–Standard & Poor’s Depositary Receipt
USD	–U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2022

Options Purchased	96.75%
Money Market Funds	3.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $10,974,216)	$10,315,547

Investments in affiliated money market funds, at value (Cost $346,337)	346,343

Receivable for:
Investments sold	21,971

Fund expenses absorbed	44,252

Total assets	10,728,113

Liabilities:
Other investments:
Options written, at value (premiums received $776,252)	1,238,103

Payable for:
Fund shares reacquired	245

Amount due custodian	21,971

Accrued fees to affiliates	28,898

Accrued trustees’ and officers’ fees and benefits	2,157

Accrued other operating expenses	50,174

Total liabilities	1,341,548

Net assets applicable to shares outstanding	$9,386,565

Net assets consist of:
Shares of beneficial interest	$10,608,386

Distributable earnings (loss)	(1,221,821)

$9,386,565

Net Assets:
Series I	$866,168

Series II	$8,520,397

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	100,000

Series II	985,053

Series I:
Net asset value per share	$8.66

Series II:
Net asset value per share	$8.65

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$297

Expenses:
Advisory fees	16,900

Administrative services fees	5,531

Custodian fees	1,551

Distribution fees - Series II	8,898

Transfer agent fees	113

Trustees’ and officers’ fees and benefits	6,374

Licensing fees	1,190

Professional services fees	40,949

Other	1,353

Total expenses	82,859

Less: Fees waived	(45,927)

Net expenses	36,932

Net investment income (loss)	(36,635)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(51,793)

Affiliated investment securities	(39)

Option contracts written	(12,840)

(64,672)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(658,669)

Affiliated investment securities	6

Option contracts written	(461,851)

(1,120,514)

Net realized and unrealized gain (loss)	(1,185,186)

Net increase (decrease) in net assets resulting from operations	$(1,221,821)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and for the period December 31, 2021 (commencement date) through December 31, 2021

(Unaudited)

		December 31, 2021
	Six Months Ended	(commencement date) through
	June 30, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(36,635)	$(45)
Net realized gain (loss)	(64,672)	–
Change in net unrealized appreciation (depreciation)	(1,120,514)	–
Net increase (decrease) in net assets resulting from operations	(1,221,821)	(45)

Share transactions–net:
Series I	–	1,000,000
Series II	8,608,431	1,000,000
Net increase in net assets resulting from share transactions	8,608,431	2,000,000
Net increase in net assets	7,386,610	1,999,955

Net assets:
Beginning of period	1,999,955	–
End of period	$9,386,565	$1,999,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - December

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$10.00	$(0.03)	$(1.31)	$(1.34)	$8.66	(13.40)%	$866	0.70	%(d)	1.84	%(d)	(0.69	)%(d)	0%
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	10.00	-	1,000	0.70	(d)	643.01	(d)	(0.70	)(d)	0
Series II
Six months ended 06/30/22	10.00	(0.04)	(1.31)	(1.35)	8.65	(13.50)	8,520	0.95	(d)	2.09	(d)	(0.94	)(d)	0
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	10.00	-	1,000	0.95	(d)	643.26	(d)	(0.95	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - December

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. S&P 500 Buffer Fund - December (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the S&P 500® Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500® Index

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco® V.I. S&P 500 Buffer Fund - December

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised,

Invesco® V.I. S&P 500 Buffer Fund - December

the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Buffer will effectively protect against all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses).

L.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.420%

Over $2 billion	0.400%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $16,900 and reimbursed fund level expenses of $29,027.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $410 for accounting and fund administrative services and was reimbursed $5,121 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Invesco® V.I. S&P 500 Buffer Fund - December

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$346,343	$–	$–	$346,343

Options Purchased	–	10,315,547	–	10,315,547

Total Investments in Securities	346,343	10,315,547	–	10,661,890

Other Investments - Liabilities*

Options Written	–	(1,238,103)	–	(1,238,103)

Total Investments	$346,343	$9,077,444	$–	$9,423,787

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Equity
Derivative Assets	Risk

Options purchased, at value(a)	$10,315,547

Derivatives not subject to master netting agreements	(10,315,547)

Total Derivative Assets subject to master netting agreements	$–

Value
Equity
Derivative Liabilities	Risk

Options written, at value	$(1,238,103)

Derivatives not subject to master netting agreements	1,238,103

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Invesco® V.I. S&P 500 Buffer Fund - December

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk
Realized Gain (Loss):
Options purchased(a)	$(51,793)
Options written	(12,840)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(658,669)
Options written	(461,851)
Total	$(1,185,153)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Equity	Index	Equity	Index
	Options	Options	Options	Options
	Purchased	Purchased	Written	Written

Average notional value	$4,451,811	$5,072,809	$8,739,367	$9,958,450

Average contracts	182	21	182	21

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2022. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,286,744

Aggregate unrealized (depreciation) of investments	(2,407,258)

Net unrealized appreciation (depreciation) of investments	$(1,120,514)

Cost of investments for tax purposes is the same as the cost for financial reporting purposes.

Invesco® V.I. S&P 500 Buffer Fund - December

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended
	June 30, 2022(a)		December 31, 2021(b)
	Shares	Amount	Shares	Amount

Sold:
Series I	-	$-	100,001	$1,000,010

Series II	931,272	9,013,968	100,001	1,000,010

Reacquired:
Series I	-	-	(1)	(10)

Series II	(46,219)	(405,537)	(1)	(10)

Net increase in share activity	885,053	$8,608,431	200,000	$2,000,000

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 31, 2021.

Invesco® V.I. S&P 500 Buffer Fund - December

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio[2]
Series I	$1,000.00	$866.00	$3.24	$1,021.32	$3.51	0.70%
Series II	1,000.00	865.00	4.39	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. S&P 500 Buffer Fund - December

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - December’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund. The Board noted that the Fund had recently commenced operations in December 2021 and has limited performance history. The Board reviewed performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge expense group, as provided by management. The Board noted that the contractual management fee rate for shares of the Fund was below the Lipper Large Cap Core classification median fees. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

Invesco® V.I. S&P 500 Buffer Fund - December

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. S&P 500 Buffer Fund - December

Semiannual Report to Shareholders	June 30, 2022

Invesco® V.I. S&P 500 Buffer Fund - June

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VISP500J-SAR-1

Fund Performance

The Fund’s initial Outcome Period is twelve months, commencing on July 1, 2022 and ending on the following June 30, 2023.

The Invesco® V.I. S&P 500 Buffer Fund - June seeks, over a specified annual Outcome Period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside Cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.

The Fund’s Cap for the current Outcome Period, which represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the “Cap”), is 22.27%. This Cap is before considering fees and expenses. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.

The Fund’s performance history is not presented here because, as of the date of this semiannual report, the Fund has not completed a full six months of operations. The Fund’s most recent performance information is accessible on the Fund’s website.

The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.

Invesco® V.I. S&P 500 Buffer Fund - June

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Options Purchased–102.78% (Cost $2,055,607)(a)		$2,055,607

TOTAL INVESTMENTS IN SECURITIES–102.78% (Cost $2,055,607)		2,055,607

OTHER ASSETS LESS LIABILITIES–(2.78)%		(55,632)

NET ASSETS–100.00%		$1,999,975

Notes to Schedule of Investments:

(a)	The table below details options purchased.

Open Equity Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

SPDR S&P 500 ETF Trust	Call	06/30/2023	2	USD	11.33	USD	2,266	$73,206

Equity Risk

SPDR S&P 500 ETF Trust	Put	06/30/2023	2	USD	377.56	USD	75,512	6,406

Total Open Equity Options Purchased								$79,612

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

S&P 500® Index	Call	06/30/2023	5	USD	113.56	USD	56,780	$1,809,425

Equity Risk

S&P 500® Index	Put	06/30/2023	5	USD	3,785.38	USD	1,892,690	166,570

Total Open Index Options Purchased								$1,975,995

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

SPDR S&P 500 ETF Trust	Call	06/30/2023	2	USD	461.64	USD	92,328	$(1,793)

Equity Risk

SPDR S&P 500 ETF Trust	Put	06/30/2023	2	USD	339.80	USD	67,960	(4,694)

Total Open Equity Options Written								$(6,487)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

S&P 500® Index	Call	06/30/2023	5	USD 4,628.38	USD 2,314,190	$(35,945)

Equity Risk

S&P 500® Index	Put	06/30/2023	5	USD 3,406.84	USD 1,703,420	(104,085)

Total Open Index Options Written						$(140,030)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - June

Abbreviations:

ETF SPDR USD	–Exchange-Traded Fund –Standard & Poor’s Depositary Receipt –U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2022

Options Purchased	100.00%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - June

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,055,607)	$2,055,607

Cash	2,000,020

Receivable for:
Investments sold	146,516

Fund expenses absorbed	499

Total assets	4,202,642

Liabilities:
Other investments:
Options written, at value (premiums received $146,517)	146,517

Payable for:
Investments purchased	2,055,607

Accrued fees to affiliates	39

Accrued trustees’ and officers’ fees and benefits	49

Accrued other operating expenses	455

Total liabilities	2,202,667

Net assets applicable to shares outstanding	$1,999,975

Net assets consist of:
Shares of beneficial interest	$2,000,020

Distributable earnings (loss)	(45)

$1,999,975

Net Assets:
Series I	$999,991

Series II	$999,984

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	100,001

Series II	100,001

Series I:
Net asset value per share	$10.00

Series II:
Net asset value per share	$10.00

Statement of Operations

For the period June 30, 2022 (commencement date) through June 30, 2022

(Unaudited)

Expenses:
Advisory fees	23

Administrative services fees	9

Custodian fees	39

Distribution fees - Series II	7

Trustees’ and officers’ fees and benefits	49

Licensing fees	3

Reports to shareholders	51

Professional services fees	336

Other	27

Total expenses	544

Less: Fees waived and/or expenses reimbursed	(499)

Net expenses	45

Net investment income (loss)	(45)

Net increase (decrease) in net assets resulting from operations	$(45)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - June

Statement of Changes in Net Assets

For the period June 30, 2022 (commencement date) through June 30, 2022

June 30, 2022 (commencement date) through June 30, 2022

Operations:
Net investment income (loss)	$(45)

Net increase (decrease) in net assets resulting from operations	(45)

Share transactions–net:
Series I	1,000,010

Series II	1,000,010

Net increase in net assets resulting from share transactions	2,000,020

Net increase in net assets	1,999,975

Net assets:
Beginning of period	–

End of period	$1,999,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - June

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)

Series I
Period ended 06/30/22(d)	$10.00	$(0.00)	$-	$(0.00)	$10.00	-%	$1,000	0.70%(e)	9.80%(e)	(0.70)%(e)	0%

Series II
Period ended 06/30/22(d)	10.00	(0.00)	-	(0.00)	10.00	-	1,000	0.95(e)	10.05(e)	(0.95)(e)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of June 30, 2022.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund - June

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. S&P 500 Buffer Fund – June (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the S&P 500® Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500® Index

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco® V.I. S&P 500 Buffer Fund - June

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised,

Invesco® V.I. S&P 500 Buffer Fund - June

the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Buffer will effectively protect against all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses).

L.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.420%

Over $2 billion	0.400%

For the period June 30, 2022 (commencement date) through June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 30, 2022, the Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the period June 30, 2022 (commencement date) through June 30, 2022, the Adviser waived advisory fees of $23 and reimbursed Fund expenses of $476.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the period June 30, 2022 (commencement date) through June 30, 2022, Invesco was paid $1 for accounting and fund administrative services and was reimbursed $8 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the period June 30, 2022 (commencement date) through June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Invesco® V.I. S&P 500 Buffer Fund - June

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the period June 30, 2022 (commencement date) through June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Options Purchased	$–	$2,055,607	$–	$2,055,607

Other Investments - Liabilities*

Options Written	–	(146,517)	–	(146,517)

Total Investments	$–	$1,909,090	$–	$1,909,090

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Derivative Assets	Equity Risk

Options purchased, at value(a)	$2,055,607

Derivatives not subject to master netting agreements	(2,055,607)

Total Derivative Assets subject to master netting agreements	$–

Value
Derivative Liabilities	Equity Risk

Options written, at value	$(146,517)

Derivatives not subject to master netting agreements	146,517

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Invesco® V.I. S&P 500 Buffer Fund - June

The table below summarizes the average notional value of derivatives held during the period June 30, 2022 (commencement date) through June 30, 2022.

	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written

Average notional value	$77,778	$1,949,470	$160,288	$4,017,610

Average contracts	4	10	4	10

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the period June 30, 2022 (commencement date) through June 30, 2022. In the fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$–

Aggregate unrealized (depreciation) of investments	–

Net unrealized appreciation (depreciation) of investments	$–

Cost of investments for tax purposes is the same as the cost for financial reporting purposes.

NOTE 9–Share Information

	Summary of Share Activity

	June 30, 2022(a)(b)
	Shares	Amount

Sold:
Series I	100,001	$1,000,010

Series II	100,001	1,000,010

Net increase in share activity	200,002	$2,000,020

(a)	Commencement date of June 30, 2022.
(b)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco® V.I. S&P 500 Buffer Fund - June

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 30, 2022 (commencement date) through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during the period June 30, 2022 (commencement date) through June 30, 2022. Because the actual ending account value and expense information in the example is not based upon a six month period, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[3]	Annualized Expense Ratio

Series I	$1,000.00	$1,000.00	$0.02	$1,021.32	$3.51	0.70%

Series II	1,000.00	1,000.00	0.03	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period June 30, 2022 (commencement date) through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 1 (as of close of business June 30, 2022 (commencement date) through June 30, 2022)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

[3]

Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

Invesco® V.I. S&P 500 Buffer Fund - June

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - June’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board did not consider Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund, because the Fund is new and has no performance history. The Board did review performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board considered the advisory fee schedule of the Fund. The Board noted that the Fund’s advisory fee is below the Morningstar “Options Trading” category median and average, and less than the advisory fee associated with other variable insurance “defined outcome” funds. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

Invesco® V.I. S&P 500 Buffer Fund - June

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The

Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. S&P 500 Buffer Fund - June

Semiannual Report to Shareholders	June 30, 2022

Invesco® V.I. S&P 500 Buffer Fund – March

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VISP500M-SAR-1

Fund Performance

The Fund’s initial Outcome Period is twelve months, commencing on April 1, 2022 and ending on the following March 31, 2023.

The Invesco® V.I. S&P 500 Buffer Fund – March seeks, over a specified annual Outcome Period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside Cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.

The Fund’s Cap for the current Outcome Period, which represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the “Cap”), is 14.60%. This Cap is before considering fees and expenses. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.

The Fund’s performance history is not presented here because, as of the date of this semiannual report, the Fund has not completed a full six months of operations. The Fund’s most recent performance information is accessible on the Fund’s website.

The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.

Invesco® V.I. S&P 500 Buffer Fund – March

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Money Market Funds–3.68%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(a)(b)	136,202	$136,202

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(a)(b)	97,356	97,346

Invesco Treasury Portfolio, Institutional Class, 1.35%(a)(b)	155,659	155,659

Total Money Market Funds (Cost $389,204)		389,207

Shares	Value

Options Purchased–107.57%
(Cost $12,214,766)(c)	$11,362,708

TOTAL INVESTMENTS IN SECURITIES–111.25% (Cost $12,603,970)	11,751,915

OTHER ASSETS LESS LIABILITIES–(11.25)%	(1,188,819)

NET ASSETS–100.00%	$10,563,096

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended June 30, 2022.

	Value December 31, 2021*	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,703,524	$(3,567,323)	$-	$-	$136,202	$251

Invesco Liquid Assets Portfolio, Institutional Class	-	2,645,374	(2,548,087)	3	56	97,346	176

Invesco Treasury Portfolio, Institutional Class	-	4,232,599	(4,076,940)	-	-	155,659	235

Total	$-	$10,581,497	$(10,192,350)	$3	$56	$389,207	$662

*	Commencement date of March 31, 2022.

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value
Equity Risk
SPDR S&P 500 ETF Trust	Call	03/31/2023	51	USD 13.56	USD 69,156	$1,832,483
Equity Risk
SPDR S&P 500 ETF Trust	Put	03/31/2023	51	USD 452.11	USD 2,305,761	384,426
Total Open Equity Options Purchased						$2,216,909

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value
Equity Risk
S&P 500® Index	Call	03/31/2023	21	USD 135.91	USD 285,411	$7,582,506
Equity Risk
S&P 500® Index	Put	03/31/2023	21	USD 4,530.41	USD 9,513,861	1,563,293
Total Open Index Options Purchased						$9,145,799

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

SPDR S&P 500 ETF Trust	Call	03/31/2023	51	USD 518.12	USD 2,642,412	$(3,523)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – March

Open Equity Options Written–(continued)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

SPDR S&P 500 ETF Trust	Put	03/31/2023	51	USD 406.90	USD 2,075,190	$(226,916)

Total Open Equity Options Written						$(230,439)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

S&P 500® Index	Call	03/31/2023	21	USD 5,191.85	USD 10,902,885	$(15,499)

Equity Risk

S&P 500® Index	Put	03/31/2023	21	USD 4,077.37	USD 8,562,477	(919,974)

Total Open Index Options Written						$(935,473)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

ETF     – Exchange-Traded Fund

SPDR  – Standard & Poor’s Depositary Receipt

USD    – U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2022

Options Purchased	96.69%

Money Market Funds	3.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – March

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $12,214,766)	$11,362,708

Investments in affiliated money market funds, at value (Cost $389,204)	389,207

Receivable for:
Fund expenses absorbed	33,921

Dividends	338

Total assets	11,786,174

Liabilities:
Other investments:
Options written, at value (premiums received $795,484)	1,165,912

Payable for:
Fund shares reacquired	346

Accrued fees to affiliates	19,590

Accrued trustees’ and officers’ fees and benefits	4,023

Accrued other operating expenses	33,207

Total liabilities	1,223,078

Net assets applicable to shares outstanding	$10,563,096

Net assets consist of:
Shares of beneficial interest	$11,807,760

Distributable earnings (loss)	(1,244,664)

$10,563,096

Net Assets:
Series I	$887,686

Series II	$9,675,410

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	99,999

Series II	1,090,577

Series I:
Net asset value per share	$8.88

Series II:
Net asset value per share	$8.87

Statement of Operations

For the period March 31, 2022 (commencement date) through June 30, 2022

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$662

Expenses:
Advisory fees	10,428

Administrative services fees	3,795

Custodian fees	1,545

Distribution fees - Series II	5,616

Transfer agent fees	25

Trustees’ and officers’ fees and benefits	4,512

Licensing fees	252

Reports to shareholders	3,154

Professional services fees	26,019

Other	2,439

Total expenses	57,785

Less: Fees waived	(34,886)

Net expenses	22,899

Net investment income (loss)	(22,237)

Realized and unrealized gain (loss) from:
Affiliated investment securities	56

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(852,058)

Affiliated investment securities	3

Option contracts written	(370,428)

(1,222,483)

Net realized and unrealized gain (loss)	(1,222,427)

Net increase (decrease) in net assets resulting from operations	$(1,244,664)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – March

Statement of Changes in Net Assets

For the period March 31, 2022 (commencement date) through June 30, 2022

March 31, 2022 (commencement date) through June 30, 2022
Operations:
Net investment income (loss)	$(22,237)
Net realized gain	56
Change in net unrealized appreciation (depreciation)	(1,222,483)
Net increase (decrease) in net assets resulting from operations	(1,244,664)

Share transactions–net:
Series I	1,000,000
Series II	10,807,760
Net increase in net assets resulting from share transactions	11,807,760
Net increase in net assets	10,563,096

Net assets:
Beginning of period	–
End of period	$10,563,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – March

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Period ended 06/30/22(d)	$10.00	$(0.02)	$(1.10)	$(1.12)	$8.88	(11.20)%	$ 888	0.70	%(e)	2.10	%(e)	(0.67	)%(e)	0%
Series II
Period ended 06/30/22(d)	10.00	(0.02)	(1.11)	(1.13)	8.87	(11.30)	9,675	0.95	(e)	2.35	(e)	(0.92	)(e)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of March 31, 2022.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – March

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. S&P 500 Buffer Fund - March (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the S&P 500® Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500® Index

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco® V.I. S&P 500 Buffer Fund – March

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised,

Invesco® V.I. S&P 500 Buffer Fund – March

the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Buffer will effectively protect against all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses).

L.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%

For the period March 31, 2022 (commencement date) through June 30, 2022 , the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective March 31, 2022, the Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the period March 31, 2022 (commencement date) through June 30, 2022, the Adviser waived advisory fees of $10,428 and reimbursed Fund expenses of $24,458.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the period March 31, 2022 (commencement date), through June 30, 2022 , Invesco was paid $71 for accounting and fund administrative services and was reimbursed $3,724 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco® V.I. S&P 500 Buffer Fund – March

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the period March 31, 2022 (commencement date) through June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the period March 31, 2022 (commencement date) through June 30, 2022 , expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$389,207	$ –	$–	$ 389,207

Options Purchased	–	11,362,708	–	11,362,708

Total Investments in Securities	389,207	11,362,708	–	11,751,915

Other Investments – Liabilities*

Options Written	–	(1,165,912)	–	(1,165,912)

Total Investments	$389,207	$10,196,796	$–	$10,586,003

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Equity
Derivative Assets	Risk

Options purchased, at value(a)	$11,362,708

Derivatives not subject to master netting agreements	(11,362,708)

Total Derivative Assets subject to master netting agreements	$–

Value
Equity
Derivative Liabilities	Risk

Options written, at value	$(1,165,912)

Derivatives not subject to master netting agreements	1,165,912

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Invesco® V.I. S&P 500 Buffer Fund – March

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	$(852,058)
Options written	(370,428)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period March 31, 2022 (commencement date) through June 30, 2022.

	Equity	Index	Equity	Index
	Options	Options	Options	Options
	Purchased	Purchased	Written	Written

Average notional value	$7,816,086	$1,455,219	$15,525,944	$2,890,688

Average contracts	33	62	33	62

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the period March 31, 2022 (commencement date) through June 30, 2022. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$959,507

Aggregate unrealized (depreciation) of investments	(2,181,990)

Net unrealized appreciation (depreciation) of investments	$(1,222,483)

Cost of investments for tax purposes is $11,808,486.

NOTE 9–Share Information

	Summary of Share Activity

	June 30, 2022(a)(b)
	Shares	Amount

Sold:
Series I	100,000	$ 1,000,010

Series II	1,094,534	10,843,784

Invesco® V.I. S&P 500 Buffer Fund – March

	Summary of Share
	Activity

	June 30, 2022(a)(b)
	Shares	Amount

Reacquired:
Series I	(1)	$(10)

Series II	(3,957)	(36,024)

Net increase in share activity	1,190,576	$11,807,760

(a)	Commenced operations on March 31, 2022.
(b)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco® V.I. S&P 500 Buffer Fund – March

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 31, 2022 (commencement date) through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (March 31, 2022 (commencement date) through June 30, 2022). Because the actual ending account value and expense information in the example is not based upon a six month period, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[3]	Annualized Expense Ratio
Series I	$1,000.00	$888.00	$1.67	$1,021.32	$3.51	0.70%
Series II	1,000.00	887.00	2.26	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 31, 2022 (commencement date) through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 92 (as of close of business March 31, 2022 (commencement date) through June 30, 2022)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

[3]

Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

Invesco® V.I. S&P 500 Buffer Fund – March

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - March’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board did not consider Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund, because the Fund is new and has limited performance history. The Board did review performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board considered the advisory fee schedule of the Fund. The Board noted that the Fund’s advisory fee is below the Morningstar “Options Trading” category median and average, and less than the advisory fee associated with other variable insurance “defined outcome” funds. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

Invesco® V.I. S&P 500 Buffer Fund – March

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The

Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. S&P 500 Buffer Fund – March

Semiannual Report to Shareholders	June 30, 2022

Invesco® V.I. S&P 500 Buffer Fund – September

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VISP500S-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/21 to 6/30/22, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-12.34%
Series II Shares	-12.45
S&P 500 Index▼	-20.58

Source(s): ▼RIMES Technologies Corp.
The S&P 500® Index is an unmanaged price-only index considered representative of the US stock market.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/22
Series I Shares
Inception (9/30/21)	-7.23%
Series II Shares
Inception (9/30/21)	-7.43%

The Invesco® V.I. S&P 500 Buffer Fund – September seeks, over a specified annual Outcome Period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside Cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.

    The Fund’s Cap for the current Outcome Period, which represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the “Cap”), is 13.30%. This Cap is before considering fees and expenses. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.

    As of the date of this fund report, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of October 1, 2022 through September 30, 2023. Following this initial Outcome Period, each subsequent Outcome Period will be a one-year period from October 1 to September 30.

    The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco® V.I. S&P 500 Buffer Fund – September

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco® V.I. S&P 500 Buffer Fund – September

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value

Money Market Funds–4.40%

Invesco Government & Agency Portfolio, Institutional Class, 1.38%(a)(b)	81,019	$81,019

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(a)(b)	86,528	86,520

Invesco Treasury Portfolio, Institutional Class, 1.35%(a)(b)	178,583	178,583

Total Money Market Funds (Cost $346,121)		346,122

Shares	Value

Options Purchased–101.73%
(Cost $8,503,269)(c)	$7,997,276

TOTAL INVESTMENTS IN SECURITIES–106.13% (Cost $8,849,390)	8,343,398

OTHER ASSETS LESS LIABILITIES–(6.13)%	(481,918)

NET ASSETS–100.00%	$7,861,480

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value
	December 31, 2021	at Cost	from Sales	Appreciation	(Loss)	June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 788,922	$1,294,643	$(2,002,546)	$-	$ -	$ 81,019	$ 44
Invesco Liquid Assets Portfolio, Institutional Class	563,516	924,745	(1,401,731)	1	(11)	86,520	59
Invesco Treasury Portfolio, Institutional Class	901,625	1,479,592	(2,202,634)	-	-	178,583	95
Total	$2,254,063	$3,698,980	$(5,606,911)	$1	$(11)	$346,122	$198

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
SPDR® S&P 500® ETF Trust	Call	09/30/2022	112	USD	12.87	USD	144,144	$4,052,704
Equity Risk
SPDR® S&P 500® ETF Trust	Put	09/30/2022	112	USD	429.15	USD	4,806,480	604,916
Total Open Equity Options Purchased								$4,657,620

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	09/30/2022	8	USD	129.23	USD	103,384	$2,911,283
Equity Risk
S&P 500® Index	Put	09/30/2022	8	USD	4,307.54	USD	3,446,032	428,373
Total Open Index Options Purchased								$3,339,656

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

SPDR® S&P 500® ETF Trust	Call	09/30/2022	112	USD	486.23	USD	5,445,776	$(884)

Equity Risk

SPDR® S&P 500® ETF Trust	Put	09/30/2022	112	USD	386.24	USD	4,325,888	(261,847)

Total Open Equity Options Written								$(262,731)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – September

Open Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

S&P 500® Index	Call	09/30/2022	8	USD	4,880.44	USD	3,904,352	$(782)

Equity Risk

S&P 500® Index	Put	09/30/2022	8	USD	3,876.79	USD	3,101,432	(185,352)

Total Open Index Options Written								$(186,134)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

ETF	– Exchange-Traded Fund
SPDR®	– Standard & Poor’s Depositary Receipt
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2022

Options Purchased	95.85%
Money Market Funds	4.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – September

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $8,503,269)	$7,997,276

Investments in affiliated money market funds, at value (Cost $346,121)	346,122

Cash	81,016

Receivable for:
Investments sold	2,794

Fund expenses absorbed	60,732

Investment for trustee deferred compensation and retirement plans	76

Total assets	8,488,016

Liabilities:
Other investments:
Options written, at value (premiums received $585,905)	448,865

Payable for:
Investments purchased	83,810

Fund shares reacquired	1,286

Accrued fees to affiliates	22,221

Accrued trustees’ and officers’ fees and benefits	2,892

Accrued other operating expenses	67,386

Trustee deferred compensation and retirement plans	76

Total liabilities	626,536

Net assets applicable to shares outstanding	$7,861,480

Net assets consist of:
Shares of beneficial interest	$8,521,045

Distributable earnings (loss)	(659,565)

$7,861,480

Net Assets:
Series I	$1,178,843

Series II	$6,682,637

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	130,737

Series II	742,350

Series I:
Net asset value per share	$9.02

Series II:
Net asset value per share	$9.00

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$198

Expenses:
Advisory fees	11,455

Administrative services fees	1,170

Custodian fees	202

Distribution fees - Series II	5,298

Transfer agent fees	106

Trustees’ and officers’ fees and benefits	7,630

Licensing fees	1,101

Reports to shareholders	4,510

Professional services fees	41,257

Other	1,126

Total expenses	73,855

Less: Fees waived and/or expenses reimbursed	(49,549)

Net expenses	24,306

Net investment income (loss)	(24,108)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(103,284)

Affiliated investment securities	(11)

Option contracts written	(53,122)

(156,417)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(703,306)

Affiliated investment securities	1

Option contracts written	158,127

(545,178)

Net realized and unrealized gain (loss)	(701,595)

Net increase (decrease) in net assets resulting from operations	$(725,703)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – September

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and for the period September 30, 2021 (commencement date) through December 31, 2021

(Unaudited)

	Six Months Ended June 30, 2022	September 30, 2021 (commencement date) through December 31, 2021
Operations:
Net investment income (loss)	$(24,108)	$(7,454)
Net realized gain (loss)	(156,417)	(67)
Change in net unrealized appreciation (depreciation)	(545,178)	176,226
Net increase (decrease) in net assets resulting from operations	(725,703)	168,705

Distributions to shareholders from distributable earnings:
Series I	–	(29,538)
Series II	–	(80,483)
Total distributions from distributable earnings	–	(110,021)

Share transactions–net:
Series I	284,731	1,018,798
Series II	1,922,433	5,302,537
Net increase in net assets resulting from share transactions	2,207,164	6,321,335
Net increase in net assets	1,481,461	6,380,019

Net assets:

Beginning of period	6,380,019	–

End of period	$7,861,480	$6,380,019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – September

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/22	$10.29	$(0.03)	$(1.24)	$(1.27)	$-	$9.02	(12.34)%	$1,179	0.70	%(d)	2.51	%(d)	(0.69	)%(d)	0%
Period ended 12/31/21(e)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	1,048	0.70	(d)	7.68	(d)	(0.70	)(d)	0
Series II
Six months ended 06/30/22	10.29	(0.04)	(1.25)	(1.29)	-	9.00	(12.54)	6,683	0.95	(d)	2.76	(d)	(0.94	)(d)	0
Period ended 12/31/21(e)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	5,332	0.95	(d)	7.93	(d)	(0.95	)(d)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of September 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco® V.I. S&P 500 Buffer Fund – September

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco® V.I. S&P 500 Buffer Fund - September (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the S&P 500® Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500® Index.

The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco® V.I. S&P 500 Buffer Fund – September

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Flex Options Purchased and Written – The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties (“Counterparties”) to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.

The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised,

Invesco® V.I. S&P 500 Buffer Fund – September

the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.

The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.

J.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

K.

Buffered Loss Risk – The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Buffer will effectively protect against all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses).

L.

Non-Diversified Risk – Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 2 billion	0.420%

Over $2 billion	0.400%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $11,455 and reimbursed Fund expenses of $38,094.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2022, Invesco was paid $343 for accounting and fund administrative services and was reimbursed $827 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Invesco® V.I. S&P 500 Buffer Fund – September

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

    GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Money Market Funds	$346,122	$–	$–	$346,122

Options Purchased	–	7,997,276	–	7,997,276

Total Investments in Securities	346,122	7,997,276	–	8,343,398

Other Investments – Liabilities

Options Written*	–	(448,865)	–	(448,865)

Total Investments	$346,122	$7,548,411	$–	$7,894,533

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Derivative Assets	Equity Risk

Options purchased, at value(a)	$7,997,276

Derivatives not subject to master netting agreements	(7,997,276)

Total Derivative Assets subject to master netting agreements	$–

Value
Derivative Liabilities	Equity Risk

Options written, at value	$(448,865)

Derivatives not subject to master netting agreements	448,865

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Options purchased, at value as reported in the Schedule of Investments.

Invesco® V.I. S&P 500 Buffer Fund – September

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity
Risk
Realized Gain (Loss):
Options purchased(a)	$(103,284)
Options written	(53,122)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(703,306)
Options written	158,127
Total	$(701,585)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written

Average notional value	$3,499,325	$2,514,170	$6,907,054	$4,962,430

Average contracts	158	11	158	11

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2022. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$ 615,688

Aggregate unrealized (depreciation) of investments	(1,158,350)

Net unrealized appreciation (depreciation) of investments	$ (542,662)

Cost of investments for tax purposes is $8,437,195.

Invesco® V.I. S&P 500 Buffer Fund – September

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2022(a)		December 31, 2021(b)
	Shares	Amount	Shares	Amount

Sold:
Series I	30,680	$301,622	101,751	$1,018,327

Series II	438,351	4,107,856	514,276	5,261,059

Issued as reinvestment of dividends:
Series I	-	-	50	508

Series II	-	-	5,064	51,452

Reacquired:
Series I	(1,741)	(16,891)	(3)	(37)

Series II	(214,384)	(2,185,423)	(957)	(9,974)

Net increase in share activity	252,906	$2,207,164	620,181	$6,321,335

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 23% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of September 30, 2021.

Invesco® V.I. S&P 500 Buffer Fund – September

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]
Series I	$1,000.00	$876.60	$3.26	$1,021.32	$3.51	0.70%
Series II	1,000.00	874.60	4.42	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco® V.I. S&P 500 Buffer Fund – September

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - September’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund. The Board noted that the Fund had recently commenced operations in September 2021 and has limited performance history. The Board reviewed performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing products with derivatives-based strategies.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge expense group, as provided by management. The Board noted that the contractual management fee rate for shares of the Fund was below the Lipper Large Cap Core classification median fees. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified

Invesco® V.I. S&P 500 Buffer Fund – September

percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco® V.I. S&P 500 Buffer Fund – September

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 9, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 9, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 19, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 19, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 19, 2022